UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-3218
                                   ------------


                AXP Variable Portfolio - Investment Series, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 AXP Financial Center, Minneapolis, Minnesota                55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     8/31
                         --------------

Date of reporting period:    5/31
                         --------------

                               PORTFOLIO HOLDINGS
                                       FOR
                         AXP(R) VARIABLE PORTFOLIO FUNDS
                                 AT MAY 31, 2005

Investments in Securities

AXP VP - Cash Management Fund

May 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Certificates of deposit (10.7%)
Issuer                 Effective             Principal                Value(a)
                         yield                amount

Banks and savings & loans
Bank of the West
   06-29-05               3.06%            $5,000,000               $5,000,000
   07-07-05               3.06              3,100,000                3,100,000
   07-08-05               3.05              5,000,000                5,000,000
   07-14-05               3.07              8,000,000                8,000,000
Barclays Bank
   06-30-05               3.01              6,400,000                6,400,000
   06-01-06               3.06              5,000,000(c)             4,999,502
Citibank
   06-07-05               2.87              2,500,000                2,500,000
Credit Suisse First Boston NY
   02-14-06               3.24             10,000,000(c)            10,000,000
DEPFA Bank
   08-23-05               3.24              7,000,000                7,000,000
SLM
   06-15-06               3.09              7,500,000(c)             7,500,000
   06-20-06               3.09             10,000,000(c)            10,000,000
SunTrust Banks
   05-12-06               3.20              5,000,000(c)             4,999,767

Total certificates of deposit
(Cost: $74,499,269)                                                $74,499,269

Commercial paper (90.2%)
Issuer                 Effective             Principal                Value(a)
                         yield                amount

Asset-backed (54.0%)
Alpine Securitization
   08-17-05               3.18%            $6,000,000               $5,958,933
Amstel Funding
   06-07-05               2.46              2,200,000                2,198,948
   08-22-05               3.18             10,000,000                9,927,111
Amsterdam Funding
   06-16-05               2.84              5,000,000                4,993,688
   06-29-05               2.93              6,500,000                6,484,682

Commercial paper (continued)
Issuer                 Effective             Principal                Value(a)
                         yield                amount

Asset-backed (cont.)
CAFCO LLC
   06-08-05               2.51%            $5,000,000               $4,997,210
   06-17-05               2.81              5,000,000                4,993,378
CC (USA)/Centari
   07-11-05               2.99              4,600,000                4,584,411
   07-22-05               3.05              6,500,000                6,471,454
   07-29-05               3.11              4,700,000                4,676,148
CHARTA LLC
   06-06-05               2.50              5,800,000                5,797,583
   07-06-05               2.96              4,500,000                4,486,700
   07-07-05               2.96              3,500,000                3,489,395
   07-15-05               3.04              8,000,000                7,969,689
   08-23-05               3.23              5,000,000                4,962,650
Citigroup Global Markets Holdings
   07-26-05               3.10              8,900,000                8,857,305
CRC Funding LLC
   07-20-05               3.06              6,400,000                6,372,908
   07-21-05               3.06              6,000,000                5,974,083
   07-26-05               3.10              6,000,000                5,971,217
   08-09-05               3.13              5,000,000                4,969,717
Dorado Finance
   06-13-05               2.70              2,500,000                2,497,567
   07-13-05               2.99              6,000,000                5,978,650
   08-01-05               3.11              5,500,000                5,470,737
Edison Asset Securitization
   06-09-05               2.56              7,000,000                6,995,520
Fairway Finance
   07-19-05               3.06              6,000,000                5,975,120
FCAR Owner Trust I
   06-07-05               2.45              5,000,000                4,997,617
   06-15-05               2.77             11,900,000               11,886,301
   07-05-05               2.94              3,100,000                3,091,158
Galaxy Funding
   06-16-05               2.78              5,000,000                4,993,833
   07-13-05               3.04              4,800,000                4,782,640
   07-14-05               3.04              4,500,000                4,483,338
   08-01-05               3.10              5,000,000                4,973,482

Commercial paper (continued)
Issuer                 Effective             Principal                Value(a)
                         yield                amount

Asset-backed (cont.)
Grampian Funding LLC
   06-17-05               2.79%            $6,600,000               $6,591,317
Greyhawk Funding LLC
   07-06-05               2.94              5,000,000                4,985,319
   08-02-05               3.10              5,000,000                4,973,047
   08-03-05               3.10              3,500,000                3,480,829
   08-04-05               3.10              3,500,000                3,480,524
Harrier Finance Funding (US) LLC
   06-01-05               2.88              4,000,000                4,000,000
   06-28-05               2.91              5,700,000                5,687,132
   07-20-05               3.04              6,500,000                6,472,655
   07-22-05               3.05              3,000,000                2,986,825
   08-25-05               3.21              5,000,000                4,961,986
Jupiter Securitization
   06-02-05               1.51              5,000,000                4,999,581
K2 (USA) LLC
   06-02-05               1.43              6,000,000                5,999,523
   06-06-05               2.38              5,000,000                4,998,014
   06-20-05               2.84             10,100,000               10,084,115
   07-11-05               2.98              1,000,000                  996,622
   01-17-06               3.04              3,500,000(c)             3,499,576
Old Line Funding
   06-01-05               3.01              5,000,000                5,000,000
   06-02-05               1.50             10,300,000               10,299,142
Preferred Receivables Funding
   06-20-05               2.83             10,000,000                9,984,325
Scaldis Capital LLC
   06-15-05               2.75              5,000,000                4,994,283
   08-15-05               3.16              5,000,000                4,966,875
Sheffield Receivables
   07-13-05               3.00              2,000,000                1,992,860
Sigma Finance
   06-03-05               1.91              4,900,000                4,899,221
   06-09-05               2.58              3,000,000                2,998,067
   06-10-05               2.66              5,000,000(b,c)           5,000,100
   06-10-05               3.16             10,000,000(c)            10,000,199
   08-09-05               3.13              4,500,000                4,472,745

See accompanying notes to investments in securities.

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1 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - Cash Management Fund

Issuer                 Effective             Principal                Value(a)
                         yield                amount

Asset-backed (cont.)
Thunder Bay Funding LLC
   06-06-05               2.42%            $7,500,000               $7,496,972
   06-14-05               2.72              5,000,000                4,994,710
   06-21-05               2.83              5,700,000                5,690,595
White Pine Finance LLC
   07-11-05               2.98              3,000,000                2,989,867
   07-18-05               3.01              4,000,000                3,984,020
   08-10-05               3.13              3,000,000                2,981,567
   08-16-05               3.18              6,000,000                5,959,467
   02-10-06               3.05              5,500,000(c)             5,499,234
   03-15-06               3.05              5,000,000(c)             4,999,116
Windwill Funding
   06-27-05               2.92              3,200,000                3,192,997
   07-21-05               3.08              5,100,000                5,077,829
Total                                                              375,934,429

Banks and savings & loans (19.7%)
Barclays U.S. Funding
   07-18-05               3.05              4,500,000                4,481,758
   07-27-05               3.10              4,300,000                4,279,030
Credit Suisse First Boston NY
   06-01-05               2.85             10,000,000               10,000,000
Danske
   08-08-05               3.13              6,100,000                6,063,590
DekaBank Deutsche Girozentrale
   05-19-06               3.19              4,000,000(c)             4,000,000
DEPFA Bank
   07-12-05               2.98              3,000,000                2,989,596
   08-10-05               3.13              5,000,000                4,969,278
   08-24-05               3.22              2,000,000                1,984,927
   03-15-06               3.01             10,000,000(c)            10,000,000
Fortis Bank NY
   06-03-05               1.89              8,000,000                7,998,738
Norddeutsche Landesbank Girozentrale
   08-09-05               3.13              8,000,000                7,951,547

Commercial paper (continued)
Issuer                 Effective             Principal                Value(a)
                         yield                amount

Banks and savings & loans (cont.)
Northern Rock
   06-22-05               2.85%            $5,000,000               $4,991,308
   04-03-06               3.09              5,000,000(c)             5,000,000
   04-07-06               3.00             10,700,000(c)            10,700,000
Skandinaviska Enskilda Banken
   07-01-05               2.96              5,000,000                4,987,292
   01-17-06               3.06              5,000,000(c)             5,000,000
Spintab
   07-01-05               2.94              4,700,000                4,688,133
Swedbank
   07-01-05               2.92              5,000,000                4,987,458
UBS Finance (Delaware) LLC
   06-06-05               2.43              2,500,000                2,498,990
Westdeutsche Landesbank Girozentrale
   06-02-05               1.42              2,000,000                1,999,842
   06-23-05               2.87              7,000,000                6,987,209
   06-30-05               2.96              5,000,000                4,987,715
   06-10-06               3.10              5,000,000(c)             5,000,000
Westpac Banking
   04-11-06               2.99             10,700,000(c)            10,700,000
Total                                                              137,246,411

Broker dealers (9.2%)
Bear Stearns Companies
   06-14-05               2.78              5,000,000                4,994,601
   06-22-05               2.87              8,500,000                8,485,125
   06-24-05               2.89              1,800,000                1,796,539
   06-15-06               3.10              5,000,000(c)             5,000,000
   06-28-06               3.11              5,000,000(c)             5,000,000
Goldman Sachs Group
   05-24-06               3.06              5,000,000(c)             5,000,000
   06-15-06               3.08              5,000,000(c)             5,000,000
Lehman Brothers Holdings
   05-22-06               3.16              8,000,000(c)             8,000,000

Commercial paper (continued)
Issuer                 Effective             Principal                Value(a)
                         yield                amount

Broker dealers (cont.)
Morgan Stanley & Co
   06-21-05               2.86%            $5,000,000               $4,991,667
   07-08-05               2.97              6,000,000                5,981,253
   07-12-05               3.00              5,000,000                4,982,575
   07-18-05               3.03              5,000,000                4,979,894
Total                                                               64,211,654

Financial services (5.6%)
General Electric Capital
   06-08-05               2.54              5,000,000                4,997,181
   06-23-05               2.87              1,700,000                1,696,883
   06-28-05               2.89              6,100,000                6,086,321
HSBC Finance
   06-13-05               2.75              6,000,000                5,994,040
   06-23-06               3.08              5,000,000(c)             5,000,000
Nieuw Amsterdam
   07-13-05               3.04              1,400,000                1,394,937
   07-25-05               3.10              8,300,000                8,260,906
   08-23-05               3.23              6,000,000                5,955,180
Total                                                               39,385,448

Insurance (1.7%)
Irish Life & Permanent
   06-24-05               2.87              1,600,000                1,596,944
   07-05-05               2.94              5,500,000                5,484,313
   06-21-06               3.09              5,000,000(c)             4,999,419
Total                                                               12,080,676

Total commercial paper
(Cost: $628,858,618)                                              $628,858,618

Total investments in securities
(Cost: $703,357,887)(d)                                           $703,357,887

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2005.

(b) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, the value of these securities amounted to $5,000,100 or 0.7% of net assets.

(c) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on May 31, 2005.

(d) Also represents the cost of securities for federal income tax purposes at May 31, 2005.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com.

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2 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

Investments in Securities

AXP VP - Core Bond Fund

May 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (90.1%)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Foreign government (2.0%)
Bundesrepublik Deutschland
  (European Monetary Unit)
   01-04-07               6.00%               262,000(c)              $341,612
Pemex Project Funding Master Trust
  (U.S. Dollar)
   12-15-14               7.38                200,000(c)               224,100
United Kingdom Treasury
  (British Pound)
   12-07-06               7.50                180,000(c)               342,412
United Mexican States
  (U.S. Dollar)
   09-27-34               6.75                135,000(c)               142,628
Total                                                                1,050,752

U.S. government obligations & agencies (27.1%)
Federal Home Loan Bank
   09-22-05               2.13                275,000                  273,952
   08-11-06               3.25                850,000                  845,563
   06-14-13               3.88                 90,000                   88,285
Federal Home Loan Mtge Corp
   09-15-06               3.63                895,000                  894,130
   06-15-08               3.88                870,000                  870,844
   03-18-09               3.76                125,000                  124,109
   01-15-12               5.75                865,000                  944,504
Federal Natl Mtge Assn
   05-15-07               3.88              1,250,000                1,252,251
   05-15-08               6.00                580,000                  613,390
   02-15-09               3.25                290,000                  282,889
U.S. Treasury
   11-30-06               2.88                 75,000                   74,273
   08-15-07               2.75              1,055,000                1,035,919
   02-15-08               3.38                420,000                  417,129
   04-15-10               4.00                520,000                  525,362
   05-15-10               3.88                 30,000                   30,164
   02-15-15               4.00                735,000                  733,277
   05-15-15               4.13                480,000                  484,650
   08-15-23               6.25              1,522,000(h)             1,875,151
   02-15-26               6.00              2,378,000                2,888,806
   02-15-31               5.38                100,000                  115,813
Total                                                               14,370,461

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Commercial mortgage-backed(f)/
Asset-backed securities (10.9%)
AAA Trust
  Series 2005-2 Cl A1
   11-26-35               3.19%              $391,187(d,j)            $391,186
Aesop Funding II LLC
  Series 2004-2A Cl A1 (FGIC)
   04-20-08               2.76                 50,000(d,e)              49,006
AmeriCredit Automobile Receivables Trust
  Series 2002-C Cl 4A (FSA)
   02-12-09               3.55                100,000(e)                99,726
  Series 2004-CA Cl A3 (AMBAC)
   03-06-09               3.00                 50,000(e)                49,555
  Series 2004-DF Cl A3 (FSA)
   07-06-09               2.98                 60,000(e)                59,119
  Series 2005-BM Cl A3 (MBIA)
   02-06-10               4.05                150,000(b,e)             149,648
ARG Funding
  Series 2005-1A Cl A3 (MBIA)
   04-20-10               4.29                100,000(d,e)              99,645
Banc of America Commercial Mtge
  Series 2004-5 Cl A4
   11-10-41               4.94                100,000                  102,419
  Series 2005-1 Cl A4
   11-10-42               5.03                 75,000                   77,316
Bear Stearns Commercial Mtge Securities
  Series 2004-PWR5 Cl A3
   07-11-42               4.57                100,000                  100,546
  Series 2004-PWR6 Cl A6
   11-11-41               4.83                 75,000                   76,111
  Series 2004-T16 Cl A3
   02-13-46               4.03                 30,000                   29,756
California State Teachers' Retirement System Trust
  Series 2002-C6 Cl A3
   11-20-14               4.46                167,024(d)               168,243
Capital Auto Receivables Asset Trust
  Series 2005-1 Cl A4
   07-15-09               4.05                125,000(b)               125,078
Capital One Auto Finance Trust
  Series 2005-BSS Cl A3
   11-15-09               4.08                100,000(b)                99,995
Carmax Auto Owner Trust
  Series 2005-1 Cl A4
   03-15-10               4.35                 50,000                   50,346
Citigroup Commercial Mtge Trust
  Series 2005-EMG Cl A1
   09-20-51               4.15                200,000(d)               199,577

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Commercial mortgage-backed(f)/
Asset-backed securities (cont.)
Commercial Mtge Pass-Through Ctfs
  Series 2004-CNL Cl A1
   09-15-14               3.31%               $50,000(d,j)             $50,005
  Series 2004-LB3A Cl A3
   07-10-37               5.09                100,000                  103,083
  Series 2004-LB3A Cl A4
   07-10-37               5.23                100,000                  103,945
CS First Boston Mtge Securities
  Series 2002-CKS4 Cl A1
   11-15-36               4.49                 83,570                   84,114
  Series 2004-C1 Cl A2
   01-15-37               3.52                 50,000                   48,955
Federal Natl Mtge Assn
   11-01-10               4.47                 24,307                   24,316
   11-01-12               4.84                 96,873                  100,295
   10-01-13               5.11                186,221                  193,918
   12-01-13               5.01                 98,318                  101,716
Franklin Auto Trust
   03-15-12               4.15                 25,000                   25,059
GE Capital Commercial Mtge
  Series 2001-3 Cl A1
   06-10-38               5.56                122,901                  127,141
  Series 2004-C2 Cl A2
   03-10-40               4.12                 50,000                   49,589
  Series 2005-C1 Cl A5
   06-10-48               4.77                100,000                  101,135
GMAC Commercial Mtge Securities
  Series 2004-C3 Cl A4
   12-10-41               4.55                100,000                  100,197
  Series 2004-C3 Cl A5
   12-10-41               4.86                 75,000                   76,169
Greenwich Capital Commercial Funding
  Series 2004-GG1 Cl A4
   06-10-36               4.76                125,000                  126,941
  Series 2005-GG3 Cl A1
   08-10-42               3.92                 47,784                   47,626
Honda Auto Receivables Owner Trust
  Series 2005-1 Cl A3
   10-21-08               3.53                 50,000                   49,755
JPMorgan Chase Commercial Mtge Securities
  Series 2002-CIB5 Cl A1
   10-12-37               4.37                 67,262                   67,577
  Series 2003-CB6 Cl A2
   07-12-37               5.26                 50,000                   52,198
  Series 2003-LN1 Cl A1
   10-15-37               4.13                115,241                  114,057
  Series 2003-ML1A Cl A1
   03-12-39               3.97                 46,376                   45,799
  Series 2004-C2 Cl A2
   05-15-41               5.09                100,000(j)               103,442
  Series 2004-CBX Cl A3
   01-12-37               4.18                 50,000                   49,689

See accompanying notes to investments in securities.

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3 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - Core Bond Fund

Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Commercial mortgage-backed(f)/
Asset-backed securities (cont.)
JPMorgan Chase Commercial Mtge Securities (cont.)
  Series 2004-CBX Cl A5
   01-12-37               4.65%               $50,000                  $50,312
  Series 2005-CB11 Cl A3
   08-12-37               5.20                100,000                  103,817
LB-UBS Commercial Mtge Trust
  Series 2002-C4 Cl A4
   09-15-26               4.56                 60,000                   60,334
  Series 2003-C8 Cl A2
   11-15-27               4.21                180,000                  179,870
  Series 2003-C8 Cl A3
   11-15-27               4.83                100,000                  102,065
  Series 2004-C2 Cl A3
   03-15-29               3.97                 50,000                   48,565
  Series 2004-C4 Cl A3
   06-15-29               4.99                 50,000(j)                51,863
  Series 2004-C6 Cl A2
   08-15-29               4.19                100,000                   99,403
  Series 2004-C6 Cl A4
   08-15-29               4.58                 25,000                   25,174
  Series 2004-C7 Cl A2
   10-15-29               3.99                 50,000                   49,375
  Series 2004-C8 Cl A2
   12-15-29               4.20                 75,000                   74,769
Long Beach Auto Receivables Trust
  Series 2004-C Cl A3 (FSA)
   09-15-09               3.40                 50,000(e)                49,645
Metris Master Trust
  Series 2004-2 Cl M
   10-20-10               3.48                 50,000(j)                50,033
Morgan Stanley Auto Loan Trust
  Series 2004-HB2 Cl A3
   03-16-09               2.94                 60,000                   59,141
Morgan Stanley Capital I
  Series 2004-HQ4 Cl A5
   04-14-40               4.59                 75,000                   75,425
Nissan Auto Lease Trust
  Series 2004-A Cl A3
   08-15-07               2.90                 50,000                   49,464
Nissan Auto Receivables Owner Trust
  Series 2005-A Cl A3
   10-15-08               3.54                 75,000                   74,551
Popular ABS Mtge Pass-Through Trust
  Series 2005-A Cl AF2
   06-25-35               4.49                 55,000                   55,133
Prudential Commercial Mtge Trust
  Series 2003-PWR1 Cl A1
   02-11-36               3.67                 87,972                   86,070
Triad Auto Receivables Owner Trust
  Series 2005-A Cl A3 (AMBAC)
   03-12-10               4.05                150,000(e)               150,114
Wachovia Bank Commercial Mtge Trust
  Series 2005-C16 Cl A2
   10-15-41               4.38                100,000                  100,170
  Series 2005-C16 Cl A3
   10-15-41               4.62                100,000                  100,577

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Commercial mortgage-backed(f)/
Asset-backed securities (cont.)
WFS Financial Owner Trust
  Series 2004-1 Cl D
   08-22-11               3.17%               $63,010                  $62,382
  Series 2004-3 Cl A3
   03-17-09               3.30                 50,000                   49,554
World Omni Auto Receivables Trust
  Series 2005-A Cl A3
   06-12-09               3.54                100,000                   99,507
Total                                                                5,781,306

Mortgage-backed securities (32.7%)(f,i)
Adjustable Rate Mtge Trust
  Series 2005-3 Cl 7A1
   07-25-35               5.09                145,910(g)               147,522
Bank of America Alternative Loan Trust
  Series 2003-11 Cl 4A1
   01-25-19               4.75                 84,931                   84,940
Bear Stearns Adjustable Rate Mtge Trust
  Series 2004-12 Cl 3A1
   02-25-35               5.19                108,302(g)               109,593
Chaseflex Trust
  Series 2005-2 Cl 2A1
   05-25-35               6.00                500,000                  511,330
Countrywide Alternative Loan Trust
  Series 2003-11T1 Cl A1
   07-25-18               4.75                 52,427                   52,281
  Series 2004-28CB Cl 6A1
   01-25-35               6.00                245,026                  252,534
  Series 2005-6CB Cl 1A1
   04-25-35               7.50                122,448                  128,747
Federal Home Loan Mtge Corp
   07-15-17               5.00                325,294                   35,901
   12-01-18               6.00                194,872                  202,031
   01-01-19               5.50                169,223                  173,886
   02-01-19               5.50                199,122                  204,608
   01-01-23               5.00                 67,864                   68,317
   06-01-23               5.00                134,395                  135,292
   10-01-23               5.50                198,386                  202,820
   12-01-23               6.00                 73,077                   75,454
   04-01-32               7.00                122,509                  129,170
  Collateralized Mtge Obligation
   04-15-15               4.50                225,000                  226,456
   01-15-18               6.50                 74,516                   79,492
   10-15-27               5.00                300,000                  306,109
   06-15-28               5.00                275,000                  280,955
   12-15-28               5.50                125,000                  128,743
Federal Natl Mtge Assn
   01-01-11               4.23                 98,113                   97,574
   08-25-12               4.72                100,000                  101,422
   09-01-13               5.28                148,900                  155,769

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Mortgage-backed securities (cont.)
Federal Natl Mtge Assn (cont.)
   06-01-15               5.50%              $450,000(b)              $463,544
   08-01-15               5.50                138,066                  142,080
   11-01-16               6.00                260,201                  269,747
   06-01-18               4.50                 76,643                   76,460
   06-01-18               5.00                153,844                  155,910
   10-01-18               4.50                268,835                  268,194
   10-01-18               5.50                274,044                  281,795
   11-01-18               4.50                362,610                  361,746
   11-01-18               7.00                 67,820                   71,272
   01-01-19               6.50                182,019                  190,003
   02-01-19               5.00                182,306                  184,554
   10-01-19               6.00                284,175                  294,628
   06-01-20               5.00                700,000(b)               707,876
   06-01-20               5.50                540,000(b)               554,344
   06-01-20               6.00                500,000(b)               517,969
   12-01-28               5.50                191,729                  195,321
   02-01-29               5.50                207,800                  211,584
   05-01-29               6.00                108,937                  112,344
   05-01-29               7.00                245,008                  258,999
   08-01-29               6.50                418,797                  435,932
   09-01-31               7.50                 62,056                   66,577
   07-01-32               6.50                 68,939                   71,996
   08-01-32               6.50                188,718                  196,941
   10-01-32               5.50                242,000                  245,798
   11-01-32               5.00                 26,837                   26,891
   01-01-33               5.50                241,382                  245,170
   02-01-33               6.00                426,805                  439,445
   04-01-33               5.50                194,531                  198,056
   06-01-33               5.50                238,683                  242,284
   07-01-33               4.85                 93,508(g)                93,573
   11-01-33               5.50                145,281                  147,474
   11-01-33               7.00                136,088                  143,689
   01-01-34               5.00                246,048                  246,041
   01-01-34               6.50                151,450                  158,158
   08-01-34               4.53                 97,316(g)                97,523
   09-01-34               4.84                234,574(g)               236,709
   10-01-34               6.00                498,707(b)               512,839
   11-01-34               6.50                232,867                  242,038
   12-01-34               4.40                 98,031(g)                97,800
   05-01-35               5.27                399,982(g)               406,680
   06-01-35               5.50                300,000(b)               304,031
   06-01-35               6.00                500,000(b)               513,750
   06-01-35               6.50                500,000(b)               519,375
First Horizon Alternative Mtge Securities
  Series 2004-AA4 Cl A1
   10-25-34               5.43                 82,566                   84,280
  Series 2005-AA2 Cl 2A1
   04-25-35               5.45                119,086                  121,650
  Series 2005-AA3 Cl 3A1
   05-25-35               5.44                122,682                  124,806
  Series 2005-AA4 Cl B1
   06-25-35               5.40                129,984                  131,913
Govt Natl Mtge Assn
   07-15-33               5.00                104,640                  105,573

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - Core Bond Fund

Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Mortgage-backed securities (cont.)
IndyMac Index Mtge Loan Trust
  Series 2005-AR3 Cl 3A1
   04-25-35               5.34%               $72,081(g)               $73,168
Master Alternative Loans Trust
  Series 2004-4 Cl 2A1
   05-25-34               6.00                115,686                  118,711
  Series 2004-7 Cl 8A1
   08-25-19               5.00                 59,065                   59,378
  Series 2004-8 Cl 7A1
   09-25-19               5.00                 93,147                   93,671
  Series 2005-1 Cl 2A1
   02-25-35               6.00                279,453                  287,533
Structured Adjustable Rate Mtge Loan
  Series 2004-5 Cl B1
   05-25-34               4.62                 99,735(g)                98,657
Structured Asset Securities
  Series 2003-33H Cl 1A1
   10-25-33               5.50                205,173                  206,192
Washington Mutual
  Series 2003-AR10 Cl A7
   10-25-33               4.07                125,000(g)               125,096
  Series 2004-CB2 Cl 6A
   07-25-19               4.50                266,038                  260,816
Wells Fargo Mtge Backed Securities Trust
  Series 2005-5 Cl 2A1
   05-25-35               5.50                199,696                  203,195
  Series 2005-AR1 Cl 1A1
   02-25-35               4.57                168,580(g)               168,590
Total                                                               17,361,315

Automotive & related (0.3%)
Lear
  Series B
   08-01-14               5.75                140,000                  127,624
Nissan Motor Acceptance
   03-08-10               4.63                 25,000(d)                25,015
Total                                                                  152,639

Banks and savings & loans (3.2%)
Banknorth Group
  Sr Nts
   05-01-08               3.75                155,000                  153,734
JPMorgan Chase & Co
   03-01-15               4.75                135,000                  134,391
KFW Intl Finance
  (U.S. Dollar)
   10-17-05               2.50                225,000(c)               224,123
Washington Mutual Bank FA
  Sub Nts
   06-15-11               6.88                450,000                  502,351
Wells Fargo Bank NA
  Sub Nts
   02-01-11               6.45                615,000                  676,274
Total                                                                1,690,873

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Broker dealers (0.3%)
Goldman Sachs Group
   07-15-13               4.75%              $120,000                 $119,533
Morgan Stanley
   03-01-13               5.30                 50,000                   51,605
Total                                                                  171,138

Cable (0.5%)
Comcast
   03-15-11               5.50                275,000                  286,668

Energy (0.4%)
Nexen
  (U.S. Dollar)
   03-10-35               5.88                 95,000(c)                93,780
Occidental Petroleum
  Sr Nts
   01-15-12               6.75                 90,000                  101,341
Total                                                                  195,121

Energy equipment & services (0.5%)
Halliburton
   10-15-10               5.50                245,000                  256,181

Finance companies (0.9%)
Citigroup
  Sr Nts
   05-29-15               4.70                480,000(b)               481,161

Financial services (1.7%)
Archstone-Smith Operating Trust
   05-01-15               5.25                175,000                  177,496
Capital One Financial
   06-01-15               5.50                140,000                  141,173
Pricoa Global Funding I
   06-15-08               4.35                100,000(d)               100,395
   01-15-10               4.20                460,000(d)               457,313
Total                                                                  876,377

Food (0.6%)
Kraft Foods
   11-01-11               5.63                125,000                  131,616
   06-01-12               6.25                155,000                  169,561
Total                                                                  301,177

Health care services (0.5%)
Cardinal Health
   06-15-15               4.00                278,000                  256,685

Industrial transportation (0.8%)
ERAC USA Finance
   05-01-15               5.60                 90,000(d)                92,361
Union Pacific
   04-15-12               6.50                125,000                  137,835
   05-01-14               5.38                180,000                  186,875
Total                                                                  417,071

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Insurance (1.6%)
Allstate
  Sr Nts
   05-09-35               5.55%               $95,000                  $97,987
ASIF Global Financing XIX
   01-17-13               4.90                275,000(d)               277,462
ING Security Life Institutional Funding
   01-15-10               4.25                220,000(d)               219,090
Metropolitan Life Global Funding I
  Sr Nts
   05-05-10               4.50                200,000(d)               201,002
Pacific Life
   09-15-33               6.60                 35,000(d)                40,841
Total                                                                  836,382

Media (0.3%)
News America
   12-15-34               6.20                135,000                  139,576

Multi-industry (0.9%)
Tyco Intl Group
  (U.S. Dollar)
   02-15-11               6.75                425,000(c)               470,291

Paper & packaging (0.4%)
Weyerhaeuser
   03-15-12               6.75                205,000                  225,247

Telecom equipment & services (1.7%)
Sprint Capital
   01-30-11               7.63                225,000                  255,875
   11-15-28               6.88                170,000                  192,853
TELUS
  (U.S. Dollar)
   06-01-11               8.00                395,000(c)               460,706
Total                                                                  909,434

Utilities -- electric (0.8%)
Dayton Power & Light
  1st Mtge
   10-01-13               5.63                 30,000(d)                31,112
Florida Power
  1st Mtge
   03-01-13               4.80                 30,000                   30,273
Ohio Power
  Sr Nts Series H
   01-15-14               4.85                120,000                  121,192
Westar Energy
  1st Mtge
   07-01-14               6.00                230,000                  250,000
Total                                                                  432,577

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
5 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - Core Bond Fund

Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Utilities -- telephone (2.0%)
Deutsche Telekom Intl Finance
  (U.S. Dollar)
   07-22-13               5.25%               $60,000(c)               $61,970
Telecom Italia Capital
  (U.S. Dollar)
   09-30-34               6.00                 70,000(c,d)              70,993
Verizon Pennsylvania
  Series A
   11-15-11               5.65                890,000                  928,617
Total                                                                1,061,580

Total bonds
(Cost: $47,343,229)                                                $47,724,012

Short-term securities (20.5%)
Issuer                 Effective              Amount                  Value(a)
                         yield              payable at
                                             maturity

U.S. government agencies (13.5%)
Federal Home Loan Mtge Corp Disc Nt
   06-15-05               2.69%              $800,000                 $799,103
Federal Natl Mtge Assn Disc Nts
   06-02-05               2.76              2,500,000                2,499,616
   06-08-05               2.69                500,000                  499,701
   06-14-05               2.79              1,300,000                1,298,593
   07-13-05               3.01              2,100,000                2,092,475
Total                                                                7,189,488

Short-term securities (continued)
Issuer                 Effective              Amount                  Value(a)
                         yield              payable at
                                             maturity

Commercial paper (7.0%)
Citicorp
   06-01-05               3.05%            $1,700,000               $1,699,856
Variable Funding Capital
   06-13-05               3.02              2,000,000                1,997,819
Total                                                                3,697,675

Total short-term securities
(Cost: $10,887,928)                                                $10,887,163

Total investments in securities
(Cost: $58,231,157)(k)                                             $58,611,175

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
6 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - Core Bond Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2005.

(b) At May 31, 2005, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $4,593,055.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. At May 31, 2005, the value of foreign securities represented 4.6% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, the value of these securities amounted to $2,473,246 or 4.7% of net assets.

(e) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

      AMBAC   --  Ambac Assurance Corporation

      FGIC    --  Financial Guaranty Insurance Company

      FSA     --  Financial Security Assurance

      MBIA    --  MBIA Insurance Corporation

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2005.

(h) Partially pledged as initial deposit on the following open interest rate futures contracts:

      Type of security                                         Notional amount

      Sale contracts
      U.S. Treasury Note, Sept. 2005, 5-year                        $1,100,000
      U.S. Treasury Note, Sept. 2005, 10-year                          700,000

(i) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitment at May 31, 2005:

      Security                  Principal   Settlement    Proceeds       Value
                                 amount        date      receivable
      Federal Natl Mtge Assn
      06-01-20 4.50%             $50,000     06-16-05      $49,313     $49,766

(j) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on May 31, 2005.

(k) At May 31, 2005, the cost of securities for federal income tax purposes was approximately $58,231,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                        $ 508,000
      Unrealized depreciation                                         (128,000)
                                                                      --------
      Net unrealized appreciation                                    $ 380,000
                                                                     ---------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com.

--------------------------------------------------------------------------------
7 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

Investments in Securities

AXP VP - Diversified Bond Fund

May 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (97.7%)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Foreign government (2.1%)
Bundesrepublik Deutschland
  (European Monetary Unit)
   01-04-07               6.00%             8,931,000(c)           $11,644,782
Pemex Project Funding Master Trust
  (U.S. Dollar)
   12-15-14               7.38              7,113,000(c)             7,970,117
United Kingdom Treasury
  (British Pound)
   12-07-06               7.50              6,159,000(c)            11,716,230
United Mexican States
  (U.S. Dollar)
   09-27-34               6.75              4,726,000(c)             4,993,019
Total                                                               36,324,148

U.S. government obligations & agencies (24.9%)
Federal Home Loan Bank
   09-22-05               2.13             12,775,000               12,726,314
   05-22-06               2.88             19,005,000               18,863,641
   08-11-06               3.25             12,875,000               12,807,793
   04-18-08               4.13              3,310,000                3,333,233
Federal Home Loan Mtge Corp
   09-15-06               3.63              9,085,000                9,076,169
   06-15-08               3.88             33,800,000               33,832,786
   03-18-09               3.76              5,110,000                5,073,561
   01-15-12               5.75             27,300,000               29,809,198
   11-15-13               4.88             10,620,000               11,073,644
Federal Natl Mtge Assn
   04-13-06               2.15             20,300,000               20,048,544
   02-15-09               3.25             45,124,000               44,017,469
U.S. Treasury
   11-15-05               5.75              7,461,000                7,546,682
   12-31-05               1.88             10,255,000(n)            10,172,878
   11-30-06               2.88             12,520,000               12,398,706
   05-15-15               4.13             21,145,000               21,349,853
   08-15-23               6.25            109,797,000(m)           135,273,307
   02-15-26               6.00             38,510,000               46,782,141
   02-15-31               5.38              2,410,000                2,791,081
Total                                                              436,977,000

Commercial mortgage-backed(f)/
Asset-backed securities (13.1%)
AAA Trust
  Series 2005-2 Cl A1
   11-26-35               3.19             13,418,175(d,i)          13,418,174
Aesop Funding II LLC
  Series 2002-1A Cl A1 (AMBAC)
   10-20-06               3.85              3,333,333(d,k)           3,336,612
  Series 2004-2A Cl A1 (FGIC)
   04-20-08               2.76              1,500,000(d,k)           1,470,188

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Commercial mortgage-backed(f)/
Asset-backed securities (cont.)
AmeriCredit Automobile Receivables Trust
  Series 2002-C Cl 4A (FSA)
   02-12-09               3.55%            $1,000,000(k)              $997,259
  Series 2004-CA Cl A3 (AMBAC)
   03-06-09               3.00              2,750,000(k)             2,725,509
  Series 2004-DF Cl A3 (FSA)
   07-06-09               2.98              2,540,000(k)             2,502,695
  Series 2005-BM Cl A3 (MBIA)
   02-06-10               4.05              5,800,000(g,k)           5,786,405
ARG Funding
  Series 2005-1A Cl A3 (MBIA)
   04-20-10               4.29              3,900,000(d,k)           3,886,137
Banc of America Commercial Mtge
  Series 2004-5 Cl A4
   11-10-41               4.94              2,200,000                2,253,218
  Series 2005-1 Cl A4
   11-10-42               5.03              2,250,000                2,319,478
Bear Stearns Commercial Mtge Securities
  Series 2003-T10 Cl A1
   03-13-40               4.00                364,758                  358,969
  Series 2004-PWR5 Cl A3
   07-11-42               4.57              1,790,000                1,799,765
  Series 2004-PWR6 Cl A6
   11-11-41               4.83              3,150,000                3,196,652
  Series 2004-T16 Cl A3
   02-13-46               4.03              1,920,000                1,904,361
California State Teachers' Retirement System Trust
  Series 2002-C6 Cl A3
   11-20-14               4.46              5,249,314(d)             5,287,648
Capital Auto Receivables Asset Trust
  Series 2005-1 Cl A4
   07-15-09               4.05              5,200,000(g)             5,203,250
Capital One Auto Finance Trust
  Series 2005-BSS Cl A3
   11-15-09               4.08              3,100,000(g)             3,099,859
Carmax Auto Owner Trust
  Series 2005-1 Cl A4
   03-15-10               4.35              1,600,000                1,611,071
Citibank Credit Card Issuance Trust
  Series 2003-A3 Cl A3
   03-10-10               3.10                300,000                  292,953
Citigroup Commercial Mtge Trust
  Series 2005-EMG Cl A1
   09-20-51               4.15              8,000,000(d)             7,983,124
Commercial Mtge Pass-Through Ctfs
  Series 2004-CNL Cl A1
   09-15-14               3.31              3,400,000(d,i)           3,400,340
  Series 2004-LB3A Cl A3
   07-10-37               5.09              6,300,000                6,494,250
  Series 2004-LB3A Cl A4
   07-10-37               5.23              3,000,000                3,118,345

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Commercial mortgage-backed(f)/
Asset-backed securities (cont.)
CS First Boston Mtge Securities
  Series 2002-CKS4 Cl A1
   11-15-36               4.49%            $2,924,941               $2,944,007
  Series 2004-C1 Cl A2
   01-15-37               3.52              1,750,000                1,713,428
Federal Natl Mtge Assn
   11-01-10               4.47              1,069,494                1,069,911
   11-01-12               4.84              2,320,106                2,402,076
   02-01-13               4.87                984,997                1,010,374
   10-01-13               5.11                980,109                1,020,625
GE Capital Commercial Mtge
  Series 2001-3 Cl A1
   05-10-11               5.56              4,916,045                5,085,637
  Series 2004-C2 Cl A2
   03-10-40               4.12              5,150,000                5,107,616
  Series 2005-C1 Cl A5
   06-10-48               4.77              2,200,000                2,224,975
GMAC Commercial Mtge Securities
  Series 2004-C3 Cl A4
   12-10-41               4.55              3,235,000                3,241,359
  Series 2004-C3 Cl A5
   12-10-41               4.86              3,400,000                3,452,972
Greenwich Capital Commercial Funding
  Series 2004-GG1 Cl A4
   06-10-36               4.76              3,200,000                3,249,697
  Series 2005-GG3 Cl A1
   08-10-42               3.92              2,198,079                2,190,782
Honda Auto Receivables Owner Trust
  Series 2005-1 Cl A3
   10-21-08               3.53              2,200,000                2,189,198
JPMorgan Chase Commercial Mtge Securities
  Series 2002-CIB5 Cl A1
   10-12-37               4.37              2,511,126                2,522,885
  Series 2003-CB6 Cl A1
   07-12-37               4.39              3,904,709                3,908,575
  Series 2003-CB6 Cl A2
   07-12-37               5.26              2,500,000                2,609,908
  Series 2003-LN1 Cl A1
   10-15-37               4.13              2,304,810                2,281,132
  Series 2003-ML1A Cl A1
   03-12-39               3.97              1,947,779                1,923,568
  Series 2004-C2 Cl A2
   05-15-41               5.09              1,000,000(i)             1,034,422
  Series 2004-CBX Cl A3
   01-12-37               4.18              1,950,000                1,937,863
  Series 2004-CBX Cl A5
   01-12-37               4.65              3,000,000                3,018,701
  Series 2005-CB11 Cl A3
   08-12-37               5.20              3,150,000                3,270,223

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
8 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - Diversified Bond Fund

Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Commercial mortgage-backed(f)/
Asset-backed securities (cont.)
LB-UBS Commercial Mtge Trust
  Series 2002-C2 Cl A3
   06-15-26               5.39%            $3,590,000               $3,754,486
  Series 2002-C4 Cl A5
   09-15-31               4.85              3,000,000                3,054,461
  Series 2003-C8 Cl A2
   11-15-27               4.21              4,600,000                4,596,688
LB-UBS Commercial Mtge Trust (cont.)
  Series 2003-C8 Cl A3
   11-15-27               4.83              4,550,000                4,643,958
  Series 2004-C2 Cl A3
   03-15-29               3.97              2,200,000                2,136,838
  Series 2004-C4 Cl A3
   06-15-29               4.99              2,100,000(i)             2,178,257
  Series 2004-C6 Cl A2
   08-15-29               4.19              3,175,000                3,156,045
  Series 2004-C6 Cl A4
   08-15-29               4.58                825,000                  830,747
  Series 2004-C7 Cl A2
   10-15-29               3.99              3,200,000                3,160,000
  Series 2004-C8 Cl A2
   12-15-29               4.20              3,700,000                3,688,604
Long Beach Auto Receivables Trust
  Series 2004-C Cl A3 (FSA)
   09-15-09               3.40              2,500,000(k)             2,482,250
Metris Master Trust
  Series 2001-2 Cl C
   11-20-09               4.99              1,625,000(d,i)           1,625,000
  Series 2004-2 Cl D
   10-20-10               6.53                850,000(d,i)             863,855
  Series 2004-2 Cl M
   10-20-10               3.48              1,600,000(i)             1,601,040
  Series 2005-1A Cl D
   03-21-11               4.99                900,000(d,i)             895,320
Morgan Stanley Auto Loan Trust
  Series 2004-HB2 Cl A3
   03-16-09               2.94              2,500,000                2,464,188
Morgan Stanley Capital I
  Series 2003-IQ4 Cl A1
   05-15-40               3.27              6,410,540                6,139,169
  Series 2004-HQ4 Cl A5
   04-14-40               4.59              2,400,000                2,413,608
  Series 2004-IQ8 Cl A2
   06-15-40               3.96              2,970,000                2,951,132
Morgan Stanley, Dean Witter Capital I
  Series 2002-TOP7 Cl A2
   01-15-39               5.98              2,860,000                3,105,579
Nissan Auto Lease Trust
  Series 2004-A Cl A3
   08-15-07               2.90              1,500,000                1,483,920
Nissan Auto Receivables Owner Trust
  Series 2003-A Cl A4
   07-15-08               2.61              1,315,000                1,297,142
  Series 2005-A Cl A3
   10-15-08               3.54              3,400,000                3,379,634

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Commercial mortgage-backed(f)/
Asset-backed securities (cont.)
Popular ABS Mtge Pass-Through Trust
  Series 2005-A Cl AF2
   06-25-35               4.49%            $1,815,000               $1,819,402
Prudential Commercial Mtge Trust
  Series 2003-PWR1 Cl A1
   02-11-36               3.67              2,859,080                2,797,288
Residential Asset Securities
  Series 2002-KS1 Cl AI4 (AMBAC)
   11-25-29               5.86              1,205,430(k)             1,205,876
Triad Auto Receivables Owner Trust
  Series 2005-A Cl A3 (AMBAC)
   03-12-10               4.05              5,000,000(k)             5,003,800
Wachovia Bank Commercial Mtge Trust
  Series 2005-C16 Cl A3
   10-15-41               4.62              3,500,000                3,520,209
WFS Financial Owner Trust
  Series 2004-3 Cl A3
   03-17-09               3.30              8,200,000                8,126,871
World Omni Auto Receivables Trust
  Series 2005-A Cl A3
   06-12-09               3.54              4,500,000                4,477,815
Total                                                              230,709,378

Mortgage-backed securities (35.9%)(e,f)
Adjustable Rate Mtge Trust
  Series 2004-2 Cl 6A1
   02-25-35               5.28              3,760,974(p)             3,817,409
  Series 2005-3 Cl 7A1
   07-25-35               5.09              1,167,277(p)             1,180,173
Banc of America Mtge Securities
  Series 2004-E Cl B1
   06-25-34               4.04              1,759,746(p)             1,764,268
  Series 2004-F Cl B1
   07-25-34               4.14              3,174,484(p)             3,214,102
Bank of America Alternative Loan Trust
  Series 2003-11 Cl 1A1
   01-25-34               6.00              3,792,212                3,862,709
  Series 2003-11 Cl 4A1
   01-25-19               4.75              2,654,095                2,654,380
  Series 2004-3 Cl 1A1
   04-25-34               6.00              6,572,661                6,767,790
Bear Stearns Adjustable Rate Mtge Trust
  Series 2004-12 Cl 3A1
   02-25-35               5.19              3,906,413(p)             3,952,977
Countrywide Alternative Loan Trust
  Series 2003-11T1 Cl A1
   07-25-18               4.75              2,844,170                2,836,225
  Series 2004-28CB Cl 6A1
   01-25-35               6.00              8,272,953                8,526,464
  Series 2005-6CB Cl 1A1
   04-25-35               7.50              4,256,276                4,475,257
Countrywide Home Loans
  Series 2004-12 Cl 1M
   08-25-34               4.65              1,997,768(p)             2,003,522

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Mortgage-backed securities (cont.)
CS First Boston Mtge Securities
  Series 2003-29 Cl 8A1
   11-25-18               6.00%            $3,006,219               $3,076,679
  Series 2004-AR5 Cl CB1
   06-25-34               4.43              2,060,666(p)             2,033,531
Federal Home Loan Mtge Corp
   05-01-07               9.00                 76,325                   77,552
   08-01-11               6.50                 47,608                   49,595
   05-01-13               4.50              1,951,738                1,959,120
   06-01-14               6.50                391,841                  408,372
   02-01-17               6.50              4,372,208                4,555,239
   01-15-18               6.50              2,719,852                2,901,441
   05-01-18               5.50              2,159,137                2,218,629
   06-01-18               5.50                492,062                  506,421
   08-01-18               5.00              6,674,526                6,761,180
   10-01-18               5.00              5,105,204                5,169,742
   12-01-18               6.00              1,913,443                1,983,739
   03-01-22               6.00                652,235                  673,955
   02-01-23               6.00              7,808,114                8,068,140
   10-01-23               5.50                434,195                  443,899
   12-01-23               6.00              6,503,869                6,715,430
   08-01-24               8.00                278,185                  301,510
   01-01-25               9.00                 82,708                   91,372
   09-01-28               6.00              1,743,805                1,796,711
   12-01-30               5.50              1,454,581                1,482,578
   10-01-31               6.00              4,536,473                4,669,172
   12-01-31               6.50                916,322                  952,919
   04-01-33               6.00                723,610                  750,450
   06-01-33               5.50              3,896,338                3,959,215
   10-01-34               6.50              1,182,686                1,228,057
  Collateralized Mtge Obligation
   04-15-15               4.50              8,950,000                9,007,907
   06-15-20               8.00                 14,141                   14,214
   03-15-22               7.00              2,009,554                2,006,723
   02-15-27               5.00              5,500,000                5,568,549
   10-15-27               5.00             13,400,000               13,673,172
   06-15-28               5.00              8,400,000                8,581,894
   12-15-28               5.50              4,175,000                4,300,006
   02-15-33               5.50              5,978,557                6,166,402
  Interest Only
   02-15-14               7.40              1,990,237(h)               147,397
   10-15-22              14.56              6,045,224(h)               390,463
Federal Natl Mtge Assn
   09-01-07               8.50                149,107                  150,618
   02-01-11               6.00                172,823                  179,190
   02-01-13               4.83              3,148,333                3,217,880
   04-01-13               7.00              2,742,931                2,850,079
   12-01-13               5.50              3,094,717                3,184,693
   04-01-14               5.50                 21,826                   22,461
   03-01-15               6.00              4,744,347                4,920,603
   06-01-15               5.50              7,064,857(g)             7,277,486
   08-01-16               6.00              1,022,682                1,060,202
   01-01-17               6.00                254,353                  263,684
   02-01-17               7.00              1,515,543                1,592,362
   03-01-17               6.50              1,517,663                1,587,592
   08-01-17               6.00              4,747,318                4,929,235

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
9 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - Diversified Bond Fund

Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Mortgage-backed securities (cont.)
Federal Natl Mtge Assn (cont.)
   09-01-17               6.00%              $725,727                 $752,359
   09-01-17               6.50              3,638,037                3,808,427
   12-01-17               5.50                695,905                  716,344
   02-01-18               5.50              9,654,889                9,923,297
   03-01-18               5.50              2,575,982                2,649,933
   04-01-18               4.50                283,438                  282,763
   04-01-18               5.00              3,498,167                3,553,653
   05-01-18               6.00              7,368,803                7,639,952
   06-01-18               4.50              4,466,884                4,456,235
   06-01-18               5.00              4,359,459                4,417,198
   07-01-18               5.50                184,014                  189,350
   08-01-18               4.50              2,488,831                2,480,859
   08-01-18               5.50                148,221                  152,391
   09-01-18               5.50              4,081,581                4,199,078
   10-01-18               4.50              6,836,864                6,820,565
   10-01-18               5.00              3,715,217                3,762,180
   10-01-18               5.50              8,269,457                8,503,840
   11-01-18               7.00                217,022                  228,071
   02-01-19               5.00              6,918,886                7,003,640
   06-01-20               5.00             11,205,000(g)            11,331,056
   06-01-20               5.50             15,000,000(g)            15,398,431
   06-01-20               6.00             17,000,000(g)            17,610,947
   11-01-21               8.00                 33,501                   36,253
   04-01-22               8.00                134,141                  145,308
   01-01-23               6.50                188,327                  196,476
   04-01-23               8.50                457,163                  494,003
   07-01-23               5.00              4,088,677                4,119,240
   08-01-23               5.50              8,481,902                8,662,389
   09-01-23               5.50              5,866,328                5,991,301
   06-01-24               9.00                477,827                  517,684
   02-01-27               7.50              1,032,958                1,109,444
   07-01-28               5.50              2,170,460                2,211,127
   08-01-28               5.50              2,875,496                2,929,372
   10-01-28               6.00              4,731,522                4,879,519
   11-01-28               5.50              4,816,087                4,906,324
   11-01-28               6.50              2,187,374                2,279,262
   01-01-29               6.50              2,431,426                2,533,566
   04-01-29               5.00             11,238,710               11,238,395
   08-01-29               7.00                210,375                  222,388
   11-01-31               6.50                156,186                  163,370
   11-01-31               7.00              3,817,076                4,031,915
   05-01-32               7.00              4,916,610                5,192,021
   06-01-32               7.00              2,335,063                2,465,865
   06-01-32               7.50                497,854                  532,621
   07-01-32               6.50              2,206,047                2,303,860
   08-01-32               6.50              4,801,939                5,009,486
   08-01-32               7.00              1,183,888                1,250,834
   09-01-32               6.00              8,506,547                8,758,477
   10-01-32               5.50              7,859,239                7,982,585
   10-01-32               6.50              3,288,941                3,443,861
   11-01-32               5.00              4,331,530                4,340,304
   11-01-32               7.00              1,000,818                1,056,880
   01-01-33               6.00              6,966,890                7,164,671

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Mortgage-backed securities (cont.)
Federal Natl Mtge Assn (cont.)
   02-01-33               5.50%            $4,415,152               $4,483,487
   02-01-33               6.00                426,805                  439,445
   03-01-33               5.50             11,740,288               11,934,375
   03-01-33               6.00              6,829,061                7,074,918
   03-01-33               6.50              3,290,427                3,419,936
   04-01-33               5.50              7,209,617                7,340,046
   04-01-33               6.00             13,573,006               14,084,136
   05-01-33               5.50             16,588,787               16,862,558
   07-01-33               4.85              3,974,080(p)             3,976,862
   07-01-33               5.50              5,490,162                5,573,012
   08-01-33               5.50                815,065                  827,365
   11-01-33               7.00              4,989,897                5,268,583
   12-01-33               4.96              4,691,628(p)             4,739,879
   12-01-33               6.50             12,030,071               12,503,568
   01-01-34               5.00                656,129                  656,110
   01-01-34               6.50              1,181,307                1,233,634
   07-01-34               6.50              5,256,431                5,463,438
   08-01-34               4.53              3,649,331(p)             3,657,104
   09-01-34               4.84              3,940,838(p)             3,976,716
   12-01-34               4.40              2,548,802(p)             2,542,812
  Collateralized Mtge Obligation
   01-25-12               3.97                236,396                  234,715
   12-25-26               8.00              2,462,485                2,610,578
  Interest Only
   12-25-12              13.29              1,776,098(h)                92,601
   12-25-22               3.19              2,266,706(h)               312,359
   12-25-31               1.19              2,523,353(h)               406,863
First Horizon Alternative Mtge Securities
  Series 2004-AA4 Cl A1
   10-25-34               5.43              3,674,180                3,750,455
  Series 2005-AA2 Cl 2A1
   04-25-35               5.45              4,168,015                4,257,752
  Series 2005-AA3 Cl 3A1
   05-25-35               5.44              4,514,714                4,592,863
  Series 2005-AA4 Cl B1
   06-25-35               5.40              2,474,688                2,511,422
Govt Natl Mtge Assn
   07-15-33               5.00              4,574,255                4,615,059
   10-15-33               5.00              4,580,746                4,620,847
   10-15-33               5.50              5,186,014                5,302,660
  Collateralized Mtge Obligation
  Interest Only
   01-20-32               0.00              1,416,888(h)               151,672
   08-20-32               0.00              5,481,518(h)               764,738
Harborview Mtge Loan Trust
  Series 2004-3 Cl B1
   05-19-34               4.39              2,395,421(p)             2,366,551
IndyMac Index Mtge Loan Trust
  Series 2005-AR3 Cl 3A1
   04-25-35               5.34              2,667,014(p)             2,707,205
  Series 2005-AR8 Cl AX1
  Interest Only
   04-25-35               4.50            152,245,000(h,p)           1,998,216

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Mortgage-backed securities (cont.)
Master Adjustable Rate Mtge Trust
  Series 2004-5 Cl B1
   07-25-34               4.41%            $2,547,304(p)            $2,556,602
  Series 2004-7 Cl 8A1
   08-25-19               5.00              3,039,589                3,055,668
  Series 2004-8 Cl 7A1
   09-25-19               5.00              4,284,782                4,308,863
  Series 2005-1 Cl 2A1
   02-25-35               6.00              8,194,121                8,431,043
Structured Adjustable Rate Mtge Loan
  Series 2004-3AC Cl B1
   03-25-34               4.93              3,214,102(p)             3,272,856
  Series 2004-5 Cl B1
   05-25-34               4.62              2,368,697(p)             2,343,115
Structured Asset Securities
  Series 2003-33H Cl 1A1
   10-25-33               5.50              9,369,586                9,416,085
Washington Mutual
  Series 2003-AR10 Cl A7
   10-25-33               4.07              4,425,000(p)             4,428,397
  Series 2004-CB2 Cl 6A
   07-25-19               4.50              2,837,744                2,782,039
  Series 2004-CB3 Cl 4A
   10-25-19               6.00              4,006,052                4,173,773
  Series 2004-CB4 Cl 22A
   12-25-19               6.00              2,045,566                2,112,407
Wells Fargo Mtge Backed Securities Trust
  Series 2005-5 Cl 2A1
   05-25-35               5.50              6,989,369                7,111,840
  Series 2005-AR1 Cl 1A1
   02-25-35               4.57              6,622,786(p)             6,623,184
  Series 2005-AR4 Cl B1
   04-25-35               4.58              1,099,014(p)             1,089,507
Total                                                              630,092,025

Aerospace & defense (0.1%)
L-3 Communications
   06-15-12               7.63              1,460,000                1,554,900
   07-15-13               6.13                  5,000                    4,950
Moog
  Sr Sub Nts
   01-15-15               6.25                 85,000                   85,000
Total                                                                1,644,850

Automotive & related (0.5%)
Ford Motor
   10-01-28               6.63              1,160,000                  916,311
   02-01-29               6.38              1,895,000                1,463,527
Lear
  Series B
   08-01-14               5.75              4,970,000                4,530,657
Nissan Motor Acceptance
   03-08-10               4.63              1,095,000(d)             1,095,646
Total                                                                8,006,141

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
10 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - Diversified Bond Fund

Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Banks and savings & loans (2.8%)
Banknorth Group
  Sr Nts
   05-01-08               3.75%            $3,405,000               $3,377,181
JPMorgan Chase & Co
   03-01-15               4.75              4,655,000                4,634,001
KFW Intl Finance
  (U.S. Dollar)
   10-17-05               2.50             11,250,000(c)            11,206,148
Washington Mutual Bank FA
  Sub Nts
   06-15-11               6.88              3,100,000                3,460,642
   08-15-14               5.65              6,320,000                6,687,445
Wells Fargo Bank NA
  Sub Nts
   02-01-11               6.45             18,635,000(m)            20,491,660
Total                                                               49,857,077

Beverages & tobacco (--%)
Cott Beverages
   12-15-11               8.00                555,000                  588,300

Broker dealers (0.3%)
Goldman Sachs Group
   07-15-13               4.75              4,075,000                4,059,149
Morgan Stanley
   03-01-13               5.30              1,725,000                1,780,355
Total                                                                5,839,504

Building materials & construction (0.1%)
Louisiana-Pacific
  Sr Nts
   08-15-10               8.88              1,440,000                1,634,126
Norcraft Companies/Finance
  Sr Sub Nts
   11-01-11               9.00                300,000                  301,500
Total                                                                1,935,626

Cable (0.7%)
Comcast
   03-15-11               5.50              9,395,000                9,793,629
CSC Holdings
  Sr Nts
   12-15-07               7.88                780,000                  814,125
DIRECTV Holdings LLC/Finance
  Sr Nts
   03-15-13               8.38                320,000                  354,400
Echostar DBS
   10-01-14               6.63                430,000(d)               431,075
  Sr Nts
   10-01-08               5.75                450,000                  447,750
Kabel Deutschland
  (U.S. Dollar)
   07-01-14              10.63                255,000(c,d)             272,213
Videotron Ltee
  (U.S. Dollar)
   01-15-14               6.88                510,000(c)               510,638
Total                                                               12,623,830

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Cellular telecommunications (0.1%)
Nextel Communications
  Sr Nts
   10-31-13               6.88%            $1,025,000               $1,094,188

Chemicals (0.2%)
Airgas
   10-01-11               9.13                800,000                  864,000
Compass Minerals Group
   08-15-11              10.00                535,000                  583,150
Georgia Gulf
  Sr Nts
   12-15-13               7.13                792,000                  815,760
INVISTA
   05-01-12               9.25                300,000(d)               326,250
MacDermid
   07-15-11               9.13                290,000                  311,750
Total                                                                2,900,910

Energy (0.7%)
Chesapeake Energy
  Sr Nts
   06-15-14               7.50                 69,000                   74,693
   08-15-14               7.00                570,000                  601,350
   01-15-16               6.88                 95,000                   99,275
Encore Acquisition
  Sr Sub Nts
   04-15-14               6.25                645,000                  628,875
Kerr-McGee
   10-15-05               8.13                500,000                  506,382
Newfield Exploration
  Sr Nts
   03-01-11               7.63              1,500,000                1,627,500
  Sr Sub Nts
   08-15-12               8.38                270,000                  292,950
Nexen
  (U.S. Dollar)
   03-10-35               5.88              3,265,000(c)             3,223,054
Occidental Petroleum
  Sr Nts
   01-15-12               6.75              3,745,000                4,216,918
Peabody Energy
  Series B
   03-15-13               6.88                970,000                1,018,500
Total                                                               12,289,497

Energy equipment & services (0.5%)
Grant Prideco Escrow
   12-15-09               9.00                460,000                  506,000
Halliburton
   10-15-10               5.50              8,260,000                8,636,953
Key Energy Services
  Series C
   03-01-08               8.38                235,000                  242,050
Pride Intl
  Sr Nts
   07-15-14               7.38                250,000                  274,375
Total                                                                9,659,378

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Finance companies (1.1%)
Citigroup
  Sr Nts
   05-29-15               4.70%           $16,315,000(g)           $16,354,466
GMAC
   09-15-11               6.88              3,685,000                3,213,666
Total                                                               19,568,132

Financial services (1.9%)
Archstone-Smith Operating Trust
   05-01-15               5.25              5,885,000                5,968,926
BCP Crystal US Holdings
  Sr Sub Nts
   06-15-14               9.63                140,000                  157,150
Capital One Financial
   06-01-15               5.50              4,880,000                4,920,880
Pricoa Global Funding I
   06-15-08               4.35              4,305,000(d)             4,322,005
   01-15-10               4.20             17,260,000(d)            17,159,201
Total                                                               32,528,162

Food (0.6%)
Burns Philp Capital Property
  (U.S. Dollar) Sr Sub Nts
   02-15-11              10.75                435,000(c)               480,675
Del Monte
  Sr Sub Nts
   12-15-12               8.63                205,000                  223,450
Kraft Foods
   11-01-11               5.63              4,440,000                4,675,009
   06-01-12               6.25              5,370,000                5,874,453
Total                                                               11,253,587

Health care services (0.7%)
Cardinal Health
   06-15-15               4.00             10,035,000                9,265,596
Community Health Systems
  Sr Sub Nts
   12-15-12               6.50                200,000                  199,000
DaVita
  Sr Nts
   03-15-13               6.63                305,000(d)               308,050
HCA
  Sr Nts
   03-15-14               5.75              1,195,000                1,170,247
NeighborCare
  Sr Sub Nts
   11-15-13               6.88                480,000                  489,600
Triad Hospitals
  Sr Nts
   05-15-12               7.00                550,000                  572,000
Total                                                               12,004,493

Home building (0.1%)
DR Horton
   12-01-07               7.50                520,000                  551,107
   01-15-09               5.00                535,000                  532,300
KB Home
   01-15-15               5.88                645,000                  631,941

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
11 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - Diversified Bond Fund

Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Home building (cont.)
Meritage Homes
  Sr Nts
   03-15-15               6.25%              $235,000(d)              $219,725
WCI Communities
   03-15-15               6.63                530,000(d)               480,975
Total                                                                2,416,048

Industrial services (--%)
Allied Waste North America
   04-15-11               6.38                460,000                  439,300
  Sr Nts
   03-15-15               7.25                220,000(d)               212,300
Total                                                                  651,600

Industrial transportation (0.9%)
ERAC USA Finance
   05-01-15               5.60              3,330,000(d)             3,417,373
Greater Beijing First Expressways
  (U.S. Dollar) Sr Nts
   06-15-07               9.50              2,290,000(b,c,j,l)              --
Union Pacific
   04-15-12               6.50              6,520,000                7,189,467
   05-01-14               5.38              4,530,000                4,703,005
Total                                                               15,309,845

Insurance (1.7%)
Allstate
  Sr Nts
   05-09-35               5.55              3,330,000                3,434,709
ASIF Global Financing XIX
   01-17-13               4.90              9,510,000(d)             9,595,115
ING Security Life Institutional Funding
   01-15-10               4.25              9,655,000(d)             9,615,066
Metropolitan Life Global Funding I
  Sr Nts
   05-05-10               4.50              6,165,000(d)             6,195,893
Pacific Life
   09-15-33               6.60              1,210,000(d)             1,411,925
Total                                                               30,252,708

Lodging & gaming (0.3%)
Boyd Gaming
  Sr Sub Nts
   12-15-12               7.75                215,000                  228,438
   04-15-14               6.75                300,000                  304,500
Caesars Entertainment
  Sr Nts
   04-15-13               7.00              1,710,000                1,868,174
Hilton Hotels
   12-01-12               7.63                675,000                  768,447
MGM MIRAGE
   10-01-09               6.00                355,000                  355,000
  Sr Nts
   02-27-14               5.88                370,000                  357,050
Mohegan Tribal Gaming Authority
  Sr Nts
   02-15-13               6.13                290,000(d)               289,638
  Sr Sub Nts
   04-01-12               8.00                380,000                  407,550

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Lodging & gaming (cont.)
Starwood Hotels & Resorts
   11-15-15               7.38%              $860,000                 $944,925
Station Casinos
  Sr Nts
   04-01-12               6.00                530,000                  531,325
Total                                                                6,055,047

Machinery (--%)
Joy Global
  Series B
   03-15-12               8.75                775,000                  868,000

Media (0.8%)
Corus Entertainment
  (U.S. Dollar) Sr Sub Nts
   03-01-12               8.75                240,000(c)               257,400
Dex Media West LLC/Finance
  Sr Nts Series B
   08-15-10               8.50                795,000                  868,538
Emmis Operating
   05-15-12               6.88                395,000                  389,569
Gray Television
   12-15-11               9.25                 25,000                   27,250
Lamar Media
   01-01-13               7.25                815,000                  859,825
News America
   12-15-34               6.20              4,515,000                4,668,039
Quebecor Media
  (U.S. Dollar) Sr Nts
   07-15-11              11.13                295,000(c)               326,713
Radio One
  Series B
   07-01-11               8.88                535,000                  573,788
Shaw Communications
  (U.S. Dollar) Sr Nts
   04-06-11               7.25              1,010,000(c)             1,075,650
Sun Media
  (U.S. Dollar)
   02-15-13               7.63                795,000(c)               834,750
Susquehanna Media
  Sr Sub Nts
   04-15-13               7.38                450,000                  468,000
United Artists Theatre
   07-01-15               9.30              3,010,925                3,010,924
Total                                                               13,360,446

Miscellaneous (--%)
United Rentals North America
   02-15-12               6.50                260,000                  255,775

Multi-industry (1.0%)
ARAMARK Services
   12-01-06               7.10                500,000                  519,978
Tyco Intl Group
  (U.S. Dollar)
   02-15-11               6.75             14,670,000(c)            16,233,353
Total                                                               16,753,331

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Paper & packaging (0.6%)
Boise Cascade LLC
  Sr Sub Nts
   10-15-14               7.13%              $335,000(d)              $319,088
Crown Paper
  Sr Sub Nts
   09-01-05              11.00              3,450,000(b,j,l)                --
Domtar
  (U.S. Dollar)
   12-01-13               5.38              2,020,000(c)             1,835,818
Owens-Illinois Glass Container
   05-15-11               7.75                575,000                  612,375
Silgan Holdings
  Sr Sub Nts
   11-15-13               6.75                595,000                  595,000
Weyerhaeuser
   03-15-12               6.75              6,845,000                7,521,040
Total                                                               10,883,321

Retail -- general (--%)
Flooring America
  Series B
   10-15-07              15.00                185,000(b,j,l)                --
United Auto Group
   03-15-12               9.63                215,000                  225,750
William Carter
  Series B
   08-15-11              10.88                193,000                  211,335
Total                                                                  437,085

Telecom equipment & services (1.8%)
Qwest
   03-15-12               9.13                450,000(d)               487,125
Sprint Capital
   01-30-11               7.63              7,880,000                8,961,301
   11-15-28               6.88              5,665,000                6,426,557
TELUS
  (U.S. Dollar)
   06-01-11               8.00             13,955,000(c)            16,276,331
Total                                                               32,151,314

Utilities -- electric (1.7%)
CMS Energy
  Sr Nts
   01-15-09               7.50                860,000                  892,250
Dayton Power & Light
  1st Mtge
   10-01-13               5.63                980,000(d)             1,016,309
DPL
  Sr Nts
   09-01-11               6.88              2,560,000                2,739,200
Duke Energy Field Services LLC
   08-16-05               7.50              2,500,000                2,518,933
Florida Power
  1st Mtge
   03-01-13               4.80              1,220,000                1,231,090
IPALCO Enterprises
   11-14-08               8.38                265,000                  287,525
   11-14-11               8.63              1,765,000                1,976,800

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
12 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - Diversified Bond Fund

Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Utilities -- electric (cont.)
NorthWestern Energy
   11-01-14               5.88%              $400,000(d)              $404,000
Ohio Edison
  Sr Nts
   05-01-15               5.45                785,000                  811,314
Ohio Power
  Sr Nts Series H
   01-15-14               4.85              4,695,000                4,741,621
Potomac Edison
  1st Mtge
   11-15-14               5.35              1,865,000(d)             1,902,300
Texas Genco LLC/Financing
  Sr Nts
   12-15-14               6.88                195,000(d)               200,363
TXU
   11-15-14               5.55              1,475,000(d)             1,416,714
Utilicorp Canada Finance
  (U.S. Dollar)
   06-15-11               7.75              1,290,000(c)             1,296,450
Westar Energy
  1st Mtge
   07-01-14               6.00              7,940,000                8,630,469
Total                                                               30,065,338

Utilities -- natural gas (0.3%)
ANR Pipeline
   03-15-10               8.88                880,000                  958,506
Colorado Interstate Gas
  Sr Nts
   03-15-15               5.95                 85,000(d)                82,238
El Paso Natural Gas
  Sr Nts Series A
   08-01-10               7.63                640,000                  675,267

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Utilities -- natural gas (cont.)
Northwest Pipeline
   03-01-10               8.13%            $1,180,000               $1,283,249
Plains Exploration & Production
  Sr Nts
   06-15-14               7.13                400,000                  427,000
Southern Natural Gas
   03-15-10               8.88                410,000                  446,577
Southern Star Central
   08-01-10               8.50                280,000                  295,400
Transcontinental Gas Pipe Line
  Series B
   08-15-11               7.00              1,070,000                1,144,900
Total                                                                5,313,137

Utilities -- telephone (2.1%)
Deutsche Telekom Intl Finance
  (U.S. Dollar)
   07-22-13               5.25              2,350,000(c)             2,427,151
Telecom Italia Capital
  (U.S. Dollar)
   09-30-34               6.00              2,430,000(c,d)           2,464,482
Verizon Pennsylvania
  Series A
   11-15-11               5.65             30,128,000               31,435,253
Total                                                               36,326,886

Total bonds
(Cost: $1,704,087,392)                                          $1,716,996,107

Preferred stock (--%)
Issuer                                        Shares                  Value(a)

Pegasus Satellite
  12.75% Cm Pay-in-kind
  Series B                                         --(b,l,q)                $1

Total preferred stock
(Cost: $123)                                                                $1

Short-term securities (6.3%)(o)
Issuer                 Effective              Amount                  Value(a)
                         yield              payable at
                                             maturity

U.S. government agency (0.3%)
Federal Home Loan Mtge Corp Disc Nt
   07-01-05               2.97%            $5,000,000               $4,987,255

Commercial paper (6.0%)
BNP Paribas North America
   06-01-05               3.06             15,600,000               15,598,674
Chariot Funding LLC
   06-03-05               3.02              5,000,000                4,998,742
   06-10-05               3.03             20,000,000               19,983,167
Falcon Asset Securitization
   06-01-05               3.02              9,700,000                9,699,186
   06-17-05               3.02             15,000,000               14,978,609
   07-01-05               3.06             15,000,000               14,960,604
Nieuw Amsterdam
   06-06-05               3.03             20,000,000               19,989,917
Park Avenue Receivables
   06-15-05               3.04              5,000,000                4,993,667
Total                                                              105,202,566

Total short-term securities
(Cost: $110,199,106)                                              $110,189,821

Total investments in securities
(Cost: $1,814,286,621)(r)                                       $1,827,185,929

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2005.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. At May 31, 2005, the value of foreign securities represented 5.4% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, the value of these securities amounted to $105,811,467 or 6.0% of net assets.

(e) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at May 31, 2005:

      Security                Principal   Settlement   Proceeds         Value
                               amount        date     receivable
      Federal Natl Mtge Assn
       06-01-20 4.50%        $ 1,000,000    6-16-25   $   986,250  $   995,312
       06-01-35 5.50          37,000,000    6-13-05    37,241,078   37,497,206
       06-01-35 6.00          12,000,000    6-13-05    12,286,875   12,330,000
       06-01-35 6.50          14,500,000    6-13-05    15,082,266   15,061,875

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

--------------------------------------------------------------------------------
13 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - Diversified Bond Fund

(g) At May 31, 2005, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $70,352,880.

(h) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at May 31, 2005.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on May 31, 2005.

(j)   Negligible market value.

(k) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

      AMBAC   --    Ambac Assurance

      FGIC    --    Financial Guaranty Insurance Company

      FSA     --    Financial Security Assurance

      MBIA    --    MBIA Insurance Corporation

(l) Identifies issues considered to be illiquid as to their marketability. These securities are valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at May 31, 2005, is as follows:

      Security                                    Acquisition             Cost
                                                     dates
      Crown Paper
      11.00% Sr Sub Nts 2005                02-10-00 thru 02-14-00  $2,093,399
      Flooring America
      15.00% Series B 2007                  10-09-97 thru 12-17-02     205,934
      Greater Beijing First Expressways
      (U.S. Dollar) 9.50% Sr Nts 2007       06-12-97 thru 11-03-98     380,438
      Pegasus Satellite
      12.75% Cm Pay-in-kind Series B 2007          06-15-01                123

(m) Partially pledged as initial deposit on the following open interest rate futures contracts:

      Type of security                                         Notional amount

      Purchase contract
      U.S. Long Bond, Sept. 2005, 20-year                          $22,800,000

      Sale contracts
      U.S. Treasury Note, Sept. 2005, 5-year                        10,800,000
      U.S. Treasury Note, Sept. 2005, 10-year                      124,800,000

(n)   At May 31, 2005, security was partially or fully on loan.

(o) Cash collateral received from security lending activity is invested in short-term securities and represents 0.1% of net assets. 6.2% of net assets is the Fund's cash equivalent position.

(p) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2005.

(q) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(r) At May 31, 2005, the cost of securities for federal income tax purposes was approximately $1,814,287,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $ 23,288,000
      Unrealized depreciation                                      (10,389,000)
                                                                   -----------
      Net unrealized appreciation                                 $ 12,899,000
                                                                  ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com.

--------------------------------------------------------------------------------
14 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

Investments in Securities

AXP VP - Diversified Equity Income Fund

May 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (98.5%)
Issuer                                        Shares                  Value(a)

Aerospace & defense (3.6%)
Goodrich                                      234,800               $9,828,728
Honeywell Intl                                493,500               17,879,505
Rockwell Automation                           158,900                8,162,693
United Technologies                           135,300               14,436,510
Total                                                               50,307,436

Airlines (0.9%)
AMR                                           684,800(b,d)           8,833,920
Northwest Airlines                            598,400(b,d)           3,644,256
Total                                                               12,478,176

Automotive & related (0.6%)
Eaton                                         141,300                8,456,805

Banks and savings & loans (3.3%)
Bank of America                               441,100               20,431,752
Mellon Financial                              331,800                9,210,768
US Bancorp                                     94,100                2,759,953
Washington Mutual                             156,100                6,446,930
Wells Fargo & Co                              129,700                7,835,177
Total                                                               46,684,580

Beverages & tobacco (1.5%)
Altria Group                                  306,900               20,605,266

Broker dealers (1.2%)
Lehman Brothers Holdings                       47,400                4,370,280
Merrill Lynch & Co                            152,800                8,290,928
Morgan Stanley                                 86,200                4,220,352
Total                                                               16,881,560

Building materials & construction (2.5%)
CEMEX ADR                                     245,100(c)             9,362,820
Fluor                                         178,500               10,254,825
Hanson ADR                                    321,600(c)            14,854,704
Insituform Technologies Cl A                   86,100(b)             1,277,724
Total                                                               35,750,073

Chemicals (2.2%)
Air Products & Chemicals                       30,200                1,818,946
Cabot                                          40,000                1,160,000
Compass Minerals Intl                         182,000                4,100,460
Dow Chemical                                  288,000               13,043,520
EI du Pont de Nemours & Co                    230,500               10,720,555
Total                                                               30,843,481

Computer hardware (0.7%)
Hewlett-Packard                               461,200               10,381,612

Computer software & services (1.3%)
Electronic Data Systems                       523,800               10,318,860
Microsoft                                     330,700                8,532,060
Total                                                               18,850,920

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Electronics (1.4%)
Energy Conversion Devices                      75,300(b,d)          $1,451,784
Intel                                         573,200               15,436,276
Linear Technology                              76,800                2,877,696
Total                                                               19,765,756

Energy (10.3%)
Anadarko Petroleum                             47,000                3,557,900
Ballard Power Systems                         260,800(b,c)             964,960
BP ADR                                         56,400(c)             3,395,280
Burlington Resources                           93,500                4,738,580
Chevron                                       390,200               20,984,956
ConocoPhillips                                 90,100                9,716,384
Devon Energy                                   74,700                3,428,730
EnCana                                        210,200(c)             7,287,634
EOG Resources                                  46,000                2,294,940
Exxon Mobil                                    54,100                3,040,420
FuelCell Energy                               132,400(b)             1,077,736
Kerr-McGee                                    140,952               10,410,715
Marathon Oil                                  377,700               18,314,673
Petroleo Brasileiro ADR                       430,200(c,d)          20,305,440
Pioneer Natural Resources                     167,200                6,709,736
Repsol ADR                                    249,200(c)             6,244,952
Total ADR                                      85,600(c,d)           9,517,864
Unocal                                        249,900               14,241,801
Total                                                              146,232,701

Energy equipment & services (7.6%)
Baker Hughes                                  492,000               22,725,480
Halliburton                                   640,300               27,366,422
McDermott Intl                                833,300(b)            17,774,289
Schlumberger                                  305,100               20,859,687
Tidewater                                     541,000               18,718,600
Total                                                              107,444,478

Environmental services (0.5%)
Waste Management                              248,900                7,340,061

Finance companies (3.6%)
Citigroup                                   1,077,300               50,751,603

Financial services (3.2%)
Capital One Financial                          92,000                6,936,800
Fannie Mae                                    444,900               26,355,876
JPMorgan Chase & Co                           332,300               11,879,725
PHH                                            23,465(b)               562,925
Total                                                               45,735,326

Food (0.6%)
Archer-Daniels-Midland                        441,200                8,757,820

Furniture & appliances (0.9%)
Whirlpool                                     178,300               12,267,040

Health care products (3.6%)
Abbott Laboratories                           207,600               10,014,624
Bristol-Myers Squibb                          340,400                8,632,544

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Health care products (cont.)
Merck & Co                                    367,700              $11,928,188
Pfizer                                        540,400               15,077,160
Wyeth                                         110,000                4,770,700
Total                                                               50,423,216

Health care services (2.1%)
PacifiCare Health Systems                     334,800(b)            21,035,484
Tenet Healthcare                              686,900(b)             8,325,228
Total                                                               29,360,712

Industrial transportation (1.8%)
Burlington Northern Santa Fe                  311,700               15,404,214
Union Pacific                                 155,100               10,385,496
Total                                                               25,789,710

Insurance (13.3%)
ACE                                           585,300(c)            25,296,666
Aon                                           462,900               11,540,097
Axis Capital Holdings                         324,400(c)             8,924,244
CIGNA                                          58,000                5,640,500
Endurance Specialty Holdings                  218,400(c)             7,960,680
Hartford Financial
  Services Group                               53,000                3,963,870
Jefferson-Pilot                               155,100                7,817,040
Lincoln Natl                                  155,200                7,066,256
Loews                                         219,800               16,550,940
Marsh & McLennan
  Companies                                   483,500               14,040,840
Montpelier Re Holdings                        256,900(c)             8,824,515
Safeco                                        221,400               11,913,534
St. Paul Travelers Companies                  374,900               14,201,212
Torchmark                                     153,400                8,091,850
UnumProvident                                  70,600                1,296,216
XL Capital Cl A                               472,300(c)            35,554,743
Total                                                              188,683,203

Leisure time & entertainment (2.2%)
Cendant                                       461,400                9,786,294
Royal Caribbean Cruises                       321,400               14,819,754
Viacom Cl B                                   210,300                7,211,187
Total                                                               31,817,235

Machinery (7.1%)
Caterpillar                                   520,100               48,946,611
Deere & Co                                    102,200                6,760,530
Ingersoll-Rand Cl A                           298,200(c)            23,083,662
Parker Hannifin                               239,000               14,418,870
Tomkins ADR                                   377,300(c,d)           7,489,405
Total                                                              100,699,078

Media (1.6%)
Gannett                                       120,200                8,950,092
RR Donnelley & Sons                           233,000                7,747,250
Time Warner                                   342,500(b)             5,959,500
Total                                                               22,656,842

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
15 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - Diversified Equity Income Fund

Issuer                                        Shares                  Value(a)

Metals (0.6%)
Alcoa                                         286,400               $7,761,440
Freeport-McMoRan
  Copper & Gold Cl B                           38,300                1,351,990
Total                                                                9,113,430

Multi-industry (6.9%)
Ameron Intl                                     1,450                   47,850
Cooper Inds Cl A                               99,500                6,859,530
Crane                                         254,000                6,672,580
Eastman Kodak                                 369,600                9,713,088
General Electric                              935,500               34,127,040
Hubbell Cl B                                   30,300                1,376,832
Pitney Bowes                                   86,300                3,849,843
Textron                                       199,300               15,403,897
YORK Intl                                     478,700               19,722,440
Total                                                               97,773,100

Paper & packaging (1.7%)
Abitibi-Consolidated                          603,200(c)             2,714,400
Intl Paper                                    397,600               12,806,696
MeadWestvaco                                  119,300                3,421,524
Weyerhaeuser                                   82,300                5,279,545
Total                                                               24,222,165

Real estate investment trust (0.5%)
Rayonier                                       40,100                2,104,849
Starwood Hotels & Resorts
  Worldwide Unit                               87,400                4,891,778
Total                                                                6,996,627

Retail -- general (1.1%)
JC Penney                                      91,000                4,528,160
Sears Holdings                                 38,138(b)             5,594,845
Wal-Mart Stores                               122,700                5,795,121
Total                                                               15,918,126

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Retail -- grocery (0.5%)
Albertson's                                   338,100               $7,096,719

Utilities -- electric (0.2%)
FirstEnergy                                    28,000                1,240,400
Pinnacle West Capital                          16,300                  719,156
Plug Power                                    220,900(b)             1,373,998
Total                                                                3,333,554

Utilities -- natural gas (1.1%)
NiSource                                      650,000               15,665,000

Utilities -- telephone (8.2%)
AT&T                                          933,100               17,532,949
BellSouth                                     665,200               17,800,752
BT Group                                    3,191,840(c)            12,385,311
MCI                                           167,400(d)             4,288,788
SBC Communications                            768,200               17,960,516
Sprint                                        346,200                8,201,478
Telefonos de Mexico
  ADR Cl L                                  1,233,200(c)            23,011,512
Verizon Communications                        419,500               14,841,910
Total                                                              116,023,216

Total common stocks
(Cost: $1,234,796,531)                                          $1,395,106,627

Preferred stocks (0.3%)
Issuer                                        Shares                  Value(a)

Schering-Plough
  6.00% Cv                                     66,600               $3,366,031
Xerox
  6.25% Cv                                      6,410                  762,790

Total preferred stocks
(Cost: $3,971,000)                                                  $4,128,821

Short-term securities (4.4%)(e)
Issuer                 Effective              Amount                  Value(a)
                         yield              payable at
                                             maturity

U.S. government agencies (1.4%)
Federal Home Loan Mtge Corp Disc Nt
   07-01-05               2.97%            $5,000,000               $4,987,255
Federal Natl Mtge Assn Disc Nt
   06-22-05               2.74             15,000,000               14,974,899
Total                                                               19,962,154

Commercial paper (3.0%)
Citicorp
   06-01-05               3.05              7,300,000                7,299,382
Kredietbank N.A. Finance
   07-01-05               3.04              9,800,000                9,774,430
Nieuw Amsterdam
   06-06-05               3.03             10,000,000                9,994,958
Park Avenue Receivables
   06-15-05               3.04              5,000,000                4,993,667
Societe Generale North America
   06-01-05               3.02              5,000,000                4,999,581
   06-02-05               3.02              5,000,000                4,999,161
Total                                                               42,061,179

Total short-term securities
(Cost: $62,026,927)                                                $62,023,333

Total investments in securities
(Cost: $1,300,794,458)(f)                                       $1,461,258,781

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2005.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At May 31, 2005, the value of foreign securities represented 16.0% of net assets.

(d)   At May 31, 2005, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 2.4% of net assets. 2.0% of net assets is the Fund's cash equivalent position.

(f) At May 31, 2005, the cost of securities for federal income tax purposes was approximately $1,300,794,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $180,683,000
      Unrealized depreciation                                      (20,218,000)
                                                                   -----------
      Net unrealized appreciation                                 $160,465,000
                                                                  ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com.

--------------------------------------------------------------------------------
16 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

Investments in Securities

AXP VP - Equity Select Fund

May 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (98.3%)
Issuer                                        Shares                  Value(a)

Broker dealers (3.1%)
Legg Mason                                     91,492               $7,518,813

Building materials & construction (1.6%)
Martin Marietta Materials                      65,300                3,986,565

Chemicals (2.0%)
Sigma-Aldrich                                  83,067                4,976,544

Computer hardware (1.3%)
Network Appliance                             114,496(b)             3,292,905

Computer software & services (16.6%)
Acxiom                                        178,406                3,291,591
Adobe Systems                                  34,743                1,148,604
Advent Software                               120,384(b)             2,414,903
BMC Software                                  215,020(b)             3,659,640
Dendrite Intl                                 259,647(b)             4,024,529
Digital River                                  50,423(b)             1,387,641
DST Systems                                    21,276(b)             1,028,907
F5 Networks                                    24,465(b)             1,252,853
Fair Isaac                                    128,404                4,397,837
Fiserv                                        154,737(b)             6,653,692
Juniper Networks                              100,182(b)             2,568,666
Kronos                                         28,289(b)             1,277,531
NAVTEQ                                         52,639(b)             2,008,178
Paychex                                       165,119                4,768,637
VeriFone Holdings                              49,316(b)               638,642
Total                                                               40,521,851

Electronics (7.1%)
American Power Conversion                     175,465                4,467,340
Broadcom Cl A                                  60,956(b)             2,163,328
KLA-Tencor                                     39,454                1,791,606
Maxim Integrated Products                      65,216                2,569,510
Microchip Technology                          140,676                4,169,637
Novellus Systems                               89,253(b)             2,378,592
Total                                                               17,540,013

Energy (5.7%)
Denbury Resources                              24,843(b)               794,479
EOG Resources                                  79,267                3,954,632
Murphy Oil                                     31,813                3,109,721
Newfield Exploration                           73,432(b)             2,823,460
Pogo Producing                                 58,826                2,908,357
XTO Energy                                     16,195                  503,988
Total                                                               14,094,637

Energy equipment & services (4.7%)
BJ Services                                    52,132                2,624,846
ENSCO Intl                                    105,279                3,505,791
Nabors Inds                                    47,457(b,c)           2,615,355
Noble                                          48,481                2,744,994
Total                                                               11,490,986

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Financial services (3.1%)
CapitalSource                                  48,194(b)              $919,542
Investors Financial Services                   87,023                3,610,584
T Rowe Price Group                             53,502                3,191,929
Total                                                                7,722,055

Health care products (15.0%)
Beckman Coulter                                 8,519                  596,841
Biogen Idec                                    71,881(b)             2,810,547
Biomet                                         94,308                3,554,469
Diagnostic Products                           146,457                6,376,739
Gilead Sciences                                70,499(b)             2,876,359
Invitrogen                                     70,407(b)             5,585,387
Kinetic Concepts                               62,931(b)             4,043,317
MedImmune                                     114,416(b)             3,020,582
OSI Pharmaceuticals                            14,412(b)               535,694
St. Jude Medical                               65,115(b)             2,612,414
Techne                                        102,844(b)             4,792,530
Total                                                               36,804,879

Health care services (7.3%)
Express Scripts                                38,405(b)             3,548,238
Health Management
  Associates Cl A                             239,650                6,043,972
Lincare Holdings                              119,201(b)             5,240,076
Omnicare                                       83,108                3,184,699
Total                                                               18,016,985

Home building (0.5%)
Pulte Homes                                    16,325                1,248,046

Industrial services (4.0%)
Cintas                                         89,761                3,623,652
Fastenal                                      108,953                6,332,348
Total                                                                9,956,000

Lodging & gaming (0.4%)
Station Casinos                                14,600                  950,460

Media (3.8%)
Catalina Marketing                            181,855                4,364,520
Univision
  Communications Cl A                         100,107(b)             2,663,847
Westwood One                                  113,900                2,260,915
Total                                                                9,289,282

Multi-industry (3.8%)
Danaher                                        46,414                2,558,804
Robert Half Intl                              195,344                4,871,879
Strayer Education                              23,125                2,011,875
Total                                                                9,442,558

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Restaurants (6.1%)
Brinker Intl                                   67,751(b)            $2,548,793
CBRL Group                                     57,110                2,325,519
Cheesecake Factory                            165,252(b)             5,835,048
Panera Bread Cl A                              22,211(b)             1,403,735
Starbucks                                      52,336(b)             2,865,396
Total                                                               14,978,491

Retail -- general (9.5%)
Advance Auto Parts                             27,211(b)             1,612,796
Build-A-Bear Workshop                          79,010(b)             2,164,874
Whole Foods Market                            101,932               12,127,869
Williams-Sonoma                               191,185(b)             7,519,306
Total                                                               23,424,845

Textiles & apparel (2.7%)
Chico's FAS                                    71,403(b)             2,442,697
Coach                                         143,414(b)             4,164,742
Total                                                                6,607,439

Total common stocks
(Cost: $206,791,133)                                              $241,863,354

Short-term securities (1.5%)
Issuer                 Effective              Amount                  Value(a)
                         yield              payable at
                                             maturity

U.S. government agencies (1.5%)
Federal Home Loan Bank Disc Nt
   06-10-05               2.95%              $700,000                 $699,426
Federal Home Loan Mtge Corp Disc Nts
   07-01-05               2.97              1,300,000                1,296,687
   07-13-05               2.86              1,100,000                1,096,252
Federal Natl Mtge Assn Disc Nts
   06-22-05               2.74                300,000                  299,498
   07-13-05               3.01                400,000                  398,567

Total short-term securities
(Cost: $3,790,556)                                                  $3,790,430

Total investments in securities
(Cost: $210,581,689)(d)                                           $245,653,784

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
17 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - Equity Select Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2005.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At May 31, 2005, the value of foreign securities represented 1.1% of net assets.

(d) At May 31, 2005, the cost of securities for federal income tax purposes was approximately $210,582,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $41,024,000
      Unrealized depreciation                                       (5,952,000)
                                                                    ----------
      Net unrealized appreciation                                  $35,072,000
                                                                   -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com.

--------------------------------------------------------------------------------
18 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

Investments in Securities

AXP VP - Global Bond Fund

May 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (95.1%)(c)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Australia (1.7%)
Burns Philp Capital Property
  (U.S. Dollar) Sr Sub Nts
   02-15-11              10.75%               $70,000                  $77,350
Commonwealth Bank of Australia
  (European Monetary Unit)
   11-12-09               3.38                480,000                  605,835
New South Wales Treasury
  (Australian Dollar)
   03-01-08               8.00              7,415,000                5,966,649
Queensland Treasury
  (Australian Dollar)
   06-14-05               6.50              2,660,000                2,009,451
Telstra
  (U.S. Dollar)
   04-01-12               6.38                450,000                  501,162
Total                                                                9,160,447

Austria (1.0%)
Republic of Austria
  (European Monetary Unit)
   01-15-10               5.50              4,015,000                5,552,111

Brazil (0.2%)
Federal Republic of Brazil
  (U.S. Dollar)
   04-15-14               8.00              1,055,492                1,075,652

Canada (2.4%)
Canada Housing Trust #1
  (Canadian Dollar)
   06-15-06               5.53              2,880,000                2,359,420
Canadian Pacific Railway
  (Canadian Dollar)
   06-15-10               4.90                195,000(d)               162,038
Corus Entertainment
  (U.S. Dollar) Sr Sub Nts
   03-01-12               8.75                 30,000                   32,175
Domtar
  (U.S. Dollar)
   12-01-13               5.38                780,000                  708,880
Govt of Canada
  (U.S. Dollar)
   11-05-08               5.25              1,000,000                1,046,646
Province of British Columbia
  (Canadian Dollar)
   08-23-10               6.38              5,915,000                5,338,912
Province of Ontario
  (Canadian Dollar)
   03-08-06               5.90              3,010,000                2,455,992
Shaw Communications
  (U.S. Dollar) Sr Nts
   04-06-11               7.25                135,000                  143,775

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Canada (cont.)
Sun Media
  (U.S. Dollar)
   02-15-13               7.63%              $100,000                 $105,000
Utilicorp Canada Finance
  (U.S. Dollar)
   06-15-11               7.75                150,000                  150,750
Videotron Ltee
  (U.S. Dollar)
   01-15-14               6.88                 70,000                   70,088
Total                                                               12,573,676

Denmark (0.7%)
Realkredit Danmark
  (Danish Krone)
   01-01-08               4.00             22,000,000                3,783,702

Finland (2.1%)
Republic of Finland
  (European Monetary Unit)
   07-04-07               5.00              8,605,000               11,188,071

France (6.4%)
Dexia Municipal Agency
  (European Monetary Unit)
   09-03-07               4.25                430,000                  551,604
France Telecom
  (U.S. Dollar)
   03-01-06               7.45                550,000                  564,514
Govt of France
  (European Monetary Unit)
   04-25-12               5.00              8,580,000               11,899,881
   04-25-13               4.00              8,705,000               11,393,740
   10-25-16               5.00              6,965,000                9,882,020
Total                                                               34,291,759

Germany (10.9%)
Allgemeine Hypothekenbank Rheinboden
  (European Monetary Unit)
   09-02-09               5.00              1,720,000(d)             2,309,916
Bayerische Landesbank
  (Japanese Yen) Sr Nts
   04-22-13               1.40            282,000,000                2,678,532
Bundesrepublik Deutschland
  (European Monetary Unit)
   07-04-13               3.75             12,120,000               15,621,623
   07-04-27               6.50              6,900,000               11,954,052
   07-04-28               4.75              1,700,000                2,396,935
   07-04-34               4.75              4,265,000                6,105,673
Bundesschatzanweisungen
  (European Monetary Unit)
   12-16-05               2.75              7,060,000                8,718,233
DEPFA Deutsche Pfandbriefbank
  (European Monetary Unit)
   01-15-10               5.50              1,970,000                2,716,058

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Germany (cont.)
Deutsche Bank
  (European Monetary Unit)
   07-28-09               4.25%               375,000                 $490,879
Kabel Deutschland
  (U.S. Dollar)
   07-01-14              10.63                 25,000(d)                26,688
Landesbank Berlin Girozentrale
  (European Monetary Unit)
   04-30-07               5.00              1,990,000                2,572,232
Rheinische Hypothekenbank
  (European Monetary Unit)
   07-05-10               5.75              1,965,000                2,753,842
Total                                                               58,344,663

Greece (3.7%)
Hellenic Republic
  (European Monetary Unit)
   06-21-06               2.75              6,950,000                8,605,565
   04-19-07               4.65              4,365,000                5,607,905
   10-22-22               5.90              3,785,000                5,777,052
Total                                                               19,990,522

Italy (5.1%)
Buoni Poliennali Del Tesoro
  (European Monetary Unit)
   03-01-07               4.50              8,270,000               10,583,225
   10-15-07               5.00              8,295,000               10,845,761
   11-01-26               7.25              3,145,191                5,724,252
Total                                                               27,153,238

Japan (8.3%)
Development Bank of Japan
  (Japanese Yen)
   06-20-12               1.40            595,000,000                5,706,693
Govt of Japan
  (Japanese Yen)
   12-21-09               1.70          2,388,000,000               23,303,540
   03-22-10               1.70            298,000,000                2,911,218
   06-20-12               1.40            644,000,000                6,180,703
   12-20-12               1.00            395,000,000                3,670,941
   12-20-14               1.30            233,000,000                2,162,323
   12-20-34               2.40             54,000,000                  506,670
Total                                                               44,442,088

Luxembourg (0.5%)
Telecom Italia Capital
  (U.S. Dollar)
   09-30-34               6.00              2,400,000(d)             2,434,056

Malaysia (0.3%)
Petronas Capital
  (U.S. Dollar)
   05-22-12               7.00              1,275,000(d)             1,451,925

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
19 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - Global Bond Fund

Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Mexico (0.6%)
Govt of Mexico
  (Mexican Peso)
   12-24-09               9.00%            13,150,000               $1,184,787
Pemex Project Funding Master Trust
  (U.S. Dollar)
   12-15-14               7.38                782,000                  876,231
United Mexican States
  (Japanese Yen)
   06-06-06               6.75             48,000,000                  470,823
  (U.S. Dollar)
   09-27-34               6.75                601,000                  634,957
Total                                                                3,166,798

Netherlands (1.0%)
Bank Nederlandse Gemeenten
  (British Pound)
   08-06-07               7.38                970,000                1,870,807
Govt of Netherlands
  (European Monetary Unit)
   07-15-12               5.00              2,440,000                3,383,416
Total                                                                5,254,223

New Zealand (1.1%)
Govt of New Zealand
  (New Zealand Dollar)
   11-15-06               8.00              8,160,000                5,893,775

Norway (1.1%)
Govt of Norway
  (Norwegian Krone)
   05-16-11               6.00             33,400,000                5,921,298

Poland (1.1%)
Republic of Poland
  (Polish Zloty)
   03-24-10               5.75             19,380,000                5,842,780

South Africa (0.3%)
Republic of South Africa
  (South African Rand)
   08-31-10              13.00              8,760,000                1,558,883

South Korea (0.1%)
Korea Development Bank
  (Japanese Yen)
   06-25-08               0.98             40,000,000                  372,836

Spain (7.6%)
Caja de Ahorros y Monte de Piedad de Madrid
  (European Monetary Unit)
   03-25-11               3.50              2,900,000                3,677,503
Govt of Spain
  (European Monetary Unit)
   10-31-07               4.25              8,200,000               10,568,540
   07-30-09               5.15             11,070,000               15,005,677
   01-31-10               4.00              8,680,000               11,322,490
Total                                                               40,574,210

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Supra-National (1.0%)
European Investment Bank
  (British Pound)
   12-07-11               5.50%             2,785,000               $5,325,907

Sweden (0.6%)
Govt of Sweden
  (Swedish Krona)
   04-20-06               3.50             16,550,000                2,257,384
   08-15-07               8.00              4,600,000                  695,647
Total                                                                2,953,031

United Kingdom (4.0%)
BT Group
  (U.S. Dollar)
   12-15-10               8.38                550,000                  650,021
HBOS Treasury Services
  (European Monetary Unit)
   02-12-09               3.50              1,700,000                2,159,309
United Kingdom Treasury
  (British Pound)
   03-07-12               5.00              5,825,000               11,030,064
   09-07-14               5.00              3,995,000                7,643,217
Total                                                               21,482,611

United States (33.3%)
AAA Trust
  (U.S. Dollar) Series 2005-2 Cl A1
   11-26-35               3.19              4,133,382(d,g)           4,133,381
Aesop Funding II LLC
  (U.S. Dollar) Series 2002-1A Cl A1 (AMBAC)
   10-20-06               3.85                333,333(d,h)             333,661
  (U.S. Dollar) Series 2004-2A Cl A1 (FGIC)
   04-20-08               2.76                500,000(d,h)             490,063
Airgas
  (U.S. Dollar)
   10-01-11               9.13                 75,000                   81,000
Allied Waste North America
  (U.S. Dollar)
   04-15-11               6.38                 15,000                   14,325
  (U.S. Dollar) Series B
   04-01-08               8.88                 35,000                   36,575
  (U.S. Dollar) Sr Nts
   03-15-15               7.25                 50,000(d)                48,250
AmeriCredit Automobile Receivables Trust
  (U.S. Dollar) Series 2004-DF Cl A3 (FSA)
   07-06-09               2.98                600,000(h)               591,188
  (U.S. Dollar) Series 2005-BM Cl A3 (MBIA)
   02-06-10               4.05              1,700,000(b,h)           1,696,015
ANR Pipeline
  (U.S. Dollar)
   03-15-10               8.88                 75,000                   81,691
ARG Funding
  (U.S. Dollar) Series 2005-1A Cl A3 (MBIA)
   04-20-10               4.29              1,000,000(d,h)             996,445
ASIF Global Financing XIX
  (U.S. Dollar)
   01-17-13               4.90              3,280,000(d)             3,309,355

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

United States (cont.)
Banc of America Commercial Mtge
  (U.S. Dollar) Series 2004-5 Cl A4
   11-10-41               4.94%              $600,000(f)              $614,514
  (U.S. Dollar) Series 2005-1 Cl A4
   11-10-42               5.03                650,000(f)               670,071
Bayerische Landesbank
  (U.S. Dollar) Sub Nts
   12-01-08               5.88                800,000                  848,385
BCP Crystal US Holdings
  (U.S. Dollar) Sr Sub Nts
   06-15-14               9.63                 16,000                   17,960
Bear Stearns Commercial Mtge Securities
  (U.S. Dollar) Series 2003-T10 Cl A1
   03-13-40               4.00                355,861(f)               350,214
  (U.S. Dollar) Series 2004-PWR6 Cl A6
   11-11-41               4.83                850,000(f)               862,589
  (U.S. Dollar) Series 2004-T16 Cl A3
   02-13-46               4.03                480,000(f)               476,090
Boise Cascade LLC
  (U.S. Dollar) Sr Sub Nts
   10-15-14               7.13                 45,000(d)                42,863
Boyd Gaming
  (U.S. Dollar) Sr Sub Nts
   12-15-12               7.75                 25,000                   26,563
   04-15-14               6.75                155,000                  157,325
Caesars Entertainment
  (U.S. Dollar) Sr Nts
   04-15-13               7.00                510,000                  557,174
California State Teachers' Retirement System Trust
  (U.S. Dollar) Series 2002-C6 Cl A3
   11-20-14               4.46              1,908,841(d,f)           1,922,781
Capital Auto Receivables Asset Trust
  (U.S. Dollar) Series 2005-1 Cl A4
   07-15-09               4.05              1,400,000(b)             1,400,875
Capital One Auto Finance Trust
  (U.S. Dollar) Series 2005-BSS Cl A3
   11-15-09               4.08              1,000,000(b)               999,954
Cardinal Health
  (U.S. Dollar)
   06-15-15               4.00              1,300,000                1,200,327
Carmax Auto Owner Trust
  (U.S. Dollar) Series 2005-1 Cl A4
   03-15-10               4.35                500,000                  503,460
Chesapeake Energy
  (U.S. Dollar) Sr Nts
   06-15-14               7.50                 15,000                   16,238
   08-15-14               7.00                110,000                  116,050
   01-15-16               6.88                 15,000                   15,675
Citigroup
  (European Monetary Unit) Sr Nts
   05-21-10               3.88              2,360,000                3,031,274
Citigroup Commercial Mtge Trust
  (U.S. Dollar) Series 2005-EMG Cl A1
   09-20-51               4.15              2,400,000(d,f)           2,394,937
CMS Energy
  (U.S. Dollar) Sr Nts
   01-15-09               7.50                150,000                  155,625

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
20 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - Global Bond Fund

Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

United States (cont.)
Colorado Interstate Gas
  (U.S. Dollar) Sr Nts
   03-15-15               5.95%               $10,000(d)                $9,675
Comcast
  (U.S. Dollar)
   03-15-11               5.50              1,870,000                1,949,343
Comcast Cable Communications Holdings
  (U.S. Dollar)
   03-15-13               8.38                 48,000                   58,799
Commercial Mtge Pass-Through Ctfs
  (U.S. Dollar) Series 2004-LB3A Cl A3
   07-10-37               5.09                875,000(f)               901,979
  (U.S. Dollar) Series 2004-LB3A Cl A4
   07-10-37               5.23                550,000(f)               571,697
Community Health Systems
  (U.S. Dollar) Sr Sub Nts
   12-15-12               6.50                 30,000                   29,850
Compass Minerals Group
  (U.S. Dollar)
   08-15-11              10.00                 75,000                   81,750
Cott Beverages
  (U.S. Dollar)
   12-15-11               8.00                195,000                  206,700
Countrywide Alternative Loan Trust
  (U.S. Dollar) Series 2005-6CB Cl 1A1
   04-25-35               7.50              1,283,250(f)             1,349,272
CS First Boston Mtge Securities
  (U.S. Dollar) Series 2002-CKS4 Cl A1
   11-15-36               4.49              1,169,976(f)             1,177,603
  (U.S. Dollar) Series 2004-C1 Cl A2
   01-15-37               3.52                150,000(f)               146,865
CSC Holdings
  (U.S. Dollar) Sr Nts
   12-15-07               7.88                 80,000                   83,500
DaimlerChrysler NA Holding
  (European Monetary Unit)
   01-16-07               5.63                655,000                  841,947
DaVita
  (U.S. Dollar) Sr Nts
   03-15-13               6.63                 35,000(d)                35,350
Del Monte
  (U.S. Dollar) Sr Sub Nts
   12-15-12               8.63                 20,000                   21,800
Dex Media West LLC/Finance
  (U.S. Dollar) Sr Nts Series B
   08-15-10               8.50                135,000                  147,488
DIRECTV Holdings LLC/Finance
  (U.S. Dollar) Sr Nts
   03-15-13               8.38                 45,000                   49,838
DR Horton
  (U.S. Dollar) Sr Nts
   02-15-15               5.25                150,000                  143,011
Echostar DBS
  (U.S. Dollar)
   10-01-14               6.63                130,000(d)               130,325
  (U.S. Dollar) Sr Nts
   10-01-08               5.75                 60,000                   59,700

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

United States (cont.)
El Paso Natural Gas
  (U.S. Dollar) Sr Nts Series A
   08-01-10               7.63%              $145,000                 $152,990
Emmis Operating
  (U.S. Dollar)
   05-15-12               6.88                 50,000                   49,313
Encore Acquisition
  (U.S. Dollar) Sr Sub Nts
   04-15-14               6.25                 90,000                   87,750
ERAC USA Finance
  (U.S. Dollar)
   05-01-15               5.60              1,515,000(d)             1,554,751
Federal Home Loan Mtge Corp
  (European Monetary Unit)
   02-15-07               4.63              3,350,000                4,286,626
  (U.S. Dollar)
   01-15-12               5.75              5,675,000                6,196,601
   09-01-17               6.50                246,473(f)               256,798
   05-01-18               4.50                748,877(f)               746,937
   10-01-18               5.00                807,305(f)               817,534
   04-01-33               6.00              1,143,304(f)             1,185,710
   08-01-33               6.50                153,843(f)               159,746
   11-01-33               5.00                948,005(f)               948,530
  Collateralized Mtge Obligation
  (U.S. Dollar)
   04-15-15               4.50              2,525,000(f)             2,541,337
Federal Natl Mtge Assn
  (U.S. Dollar)
   10-15-06               4.38              2,800,000                2,824,959
   01-01-09               5.74                639,586(f)               668,575
   11-01-10               4.47                364,600(f)               364,742
   02-01-13               4.87                800,614(f)               821,240
   09-01-13               5.28                694,864(f)               726,923
   02-01-17               5.50                301,560(f)               310,477
   04-01-17               6.50                536,495(f)               561,074
   07-01-17               6.00                199,914(f)               207,875
   08-01-17               6.00                937,148(f)               973,741
   09-01-17               6.00                673,311(f)               700,120
   08-01-18               4.50                401,424(f)               400,139
   11-01-18               5.50              1,921,198(f)             1,976,081
   12-01-18               5.00              2,775,037(f)             2,810,202
   02-01-19               5.00                661,923(f)               669,965
   10-01-19               5.50              3,125,686(f)             3,211,633
   07-01-23               5.00                702,096(f)               707,344
   12-01-28               6.00              1,062,926(f)             1,099,989
   12-01-31               6.50                457,958(f)               479,016
   05-01-32               7.50                356,509(f)               381,405
   06-01-32               7.00                295,215(f)               313,402
   08-01-32               6.50              1,866,565(f)             1,948,717
   11-01-32               7.50                514,771(f)               550,719
   03-01-33               5.50              1,144,838(f)             1,163,289
   03-01-33               6.00              1,305,500(f)             1,344,164
   04-01-33               6.00              2,554,896(f)             2,641,500
   06-01-33               5.50              2,310,802(f)             2,349,288
   09-01-33               5.50              1,699,541(f)             1,725,188
   10-01-33               5.50                817,447(f)               831,316
   10-01-33               6.50              2,913,284(f)             3,027,948

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

United States (cont.)
Federal Natl Mtge Assn (cont.)
  (U.S. Dollar)
   11-01-33               6.50%              $910,124(f)              $948,237
   08-01-34               7.00              1,395,478(f)             1,472,909
Ford Motor
  (U.S. Dollar)
   10-01-28               6.63                391,000                  308,860
Franklin Auto Trust
  (U.S. Dollar) (MBIA)
   03-15-12               4.15                800,000(h)               801,884
GE Capital Commercial Mtge
  (U.S. Dollar) Series 2001-3 Cl A1
   06-10-38               5.56              1,495,297(f)             1,546,881
  (U.S. Dollar) Series 2005-C1 Cl A5
   06-10-48               4.77                500,000(f)               505,676
General Electric Capital
  (European Monetary Unit)
   06-20-07               5.13                375,000                  486,860
  (New Zealand Dollar)
   02-04-10               6.63              3,135,000                2,211,848
Genworth Financial
  (Japanese Yen)
   06-20-11               1.60            120,000,000                1,123,185
Georgia Gulf
  (U.S. Dollar) Sr Nts
   12-15-13               7.13                100,000                  103,000
GMAC
  (U.S. Dollar)
   03-02-11               7.25                900,000                  803,367
GMAC Commercial Mtge Securities
  (U.S. Dollar) Series 2004-C3 Cl A4
   12-10-41               4.55                900,000(f)               901,769
  (U.S. Dollar) Series 2004-C3 Cl A5
   12-10-41               4.86              2,150,000(f)             2,183,497
Govt Natl Mtge Assn
  (U.S. Dollar)
   10-15-33               5.50                928,838(f)               949,730
  Collateralized Mtge Obligation
  Interest Only
  (U.S. Dollar)
   01-20-32               0.00              1,012,063(e,f)             108,337
Grant Prideco Escrow
  (U.S. Dollar)
   12-15-09               9.00                 55,000                   60,500
Greenwich Capital Commercial Funding
  (U.S. Dollar) Series 2004-GG1 Cl A4
   06-10-36               4.76                800,000(f)               812,424
  (U.S. Dollar) Series 2005-GG3 Cl A1
   08-10-42               3.92                573,412(f)               571,508
HCA
  (U.S. Dollar) Sr Nts
   03-15-14               5.75                200,000                  195,857
Hilton Hotels
  (U.S. Dollar)
   12-01-12               7.63                100,000                  113,844

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
21 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - Global Bond Fund

Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

United States (cont.)
Honda Auto Receivables Owner Trust
  (U.S. Dollar) Series 2005-1 Cl A3
   10-21-08               3.53%              $600,000                 $597,054
ING Security Life Institutional Funding
  (U.S. Dollar)
   01-15-10               4.25              1,180,000(d)             1,175,120
Intl Paper
  (European Monetary Unit)
   08-11-06               5.38                500,000                  635,957
INVISTA
  (U.S. Dollar)
   05-01-12               9.25                 35,000(d)                38,063
IPALCO Enterprises
  (U.S. Dollar)
   11-14-08               8.38                140,000                  151,900
Joy Global
  (U.S. Dollar) Series B
   03-15-12               8.75                 35,000                   39,200
JPMorgan Chase Commercial Mtge Securities
  (U.S. Dollar) Series 2002-CIB5 Cl A1
   10-12-37               4.37                807,148(f)               810,927
  (U.S. Dollar) Series 2003-LN1 Cl A1
   10-15-37               4.13                368,770(f)               364,981
  (U.S. Dollar) Series 2003-ML1A Cl A1
   03-12-39               3.97                417,381(f)               412,193
  (U.S. Dollar) Series 2004-CBX Cl A5
   01-12-37               4.65                700,000(f)               704,364
  (U.S. Dollar) Series 2005-CB11 Cl A3
   08-12-37               5.20                950,000(f)               986,258
KB Home
  (U.S. Dollar)
   01-15-15               5.88                115,000                  112,672
Key Energy Services
  (U.S. Dollar) Series C
   03-01-08               8.38                 65,000                   66,950
L-3 Communications
  (U.S. Dollar)
   06-15-12               7.63                230,000                  244,950
Lamar Media
  (U.S. Dollar)
   01-01-13               7.25                155,000                  163,524
LB-UBS Commercial Mtge Trust
  (U.S. Dollar) Series 2003-C8 Cl A3
   11-15-27               4.83                900,000(f)               918,585
  (U.S. Dollar) Series 2004-C2 Cl A3
   03-15-29               3.97                650,000(f)               631,339
  (U.S. Dollar) Series 2004-C4 Cl A3
   06-15-29               4.99                850,000(f,g)             881,676
  (U.S. Dollar) Series 2004-C6 Cl A2
   08-15-29               3.88              1,259,458(f)             1,248,953
   08-15-29               4.19              1,100,000(f)             1,093,433
  (U.S. Dollar) Series 2004-C6 Cl A4
   08-15-29               4.58                250,000(f)               251,742
  (U.S. Dollar) Series 2004-C7 Cl A2
   10-15-29               3.99                800,000(f)               790,000
  (U.S. Dollar) Series 2004-C8 Cl A2
   12-15-29               4.20              1,000,000(f)               996,920

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

United States (cont.)
Long Beach Auto Receivables Trust
  (U.S. Dollar) Series 2004-C Cl A3 (FSA)
   09-15-09               3.40%              $600,000(h)              $595,740
MacDermid
  (U.S. Dollar)
   07-15-11               9.13                 20,000                   21,500
Meritage Homes
  (U.S. Dollar) Sr Nts
   03-15-15               6.25                 25,000(d)                23,375
Metris Master Trust
  (U.S. Dollar) Series 2004-2 Cl M
   10-20-10               3.48                275,000(g)               275,179
Metropolitan Life Global Funding I
  (U.S. Dollar) Sr Nts
   05-05-10               4.50                700,000(d)               703,508
MGM MIRAGE
  (U.S. Dollar)
   10-01-09               6.00                 25,000                   25,000
  (U.S. Dollar) Sr Nts
   02-27-14               5.88                125,000                  120,625
Mohegan Tribal Gaming Authority
  (U.S. Dollar) Sr Nts
   02-15-13               6.13                 30,000(d)                29,963
  (U.S. Dollar) Sr Sub Nts
   04-01-12               8.00                 50,000                   53,625
Moog
  (U.S. Dollar) Sr Sub Nts
   01-15-15               6.25                 10,000                   10,000
Morgan Stanley Capital I
  (U.S. Dollar) Series 2004-HQ4 Cl A5
   04-14-40               4.59                690,000(f)               693,912
Morgan Stanley Group
  (European Monetary Unit)
   03-16-06               5.25              2,045,000                2,574,062
NeighborCare
  (U.S. Dollar) Sr Sub Nts
   11-15-13               6.88                 15,000                   15,300
Newfield Exploration
  (U.S. Dollar) Sr Sub Nts
   08-15-12               8.38                320,000                  347,200
Nextel Communications
  (U.S. Dollar) Sr Nts
   10-31-13               6.88                185,000                  197,488
Nissan Auto Receivables Owner Trust
  (U.S. Dollar) Series 2003-A Cl A4
   07-15-08               2.61                200,000                  197,284
  (U.S. Dollar) Series 2005-A Cl A3
   10-15-08               3.54                900,000                  894,609
Nissan Motor Acceptance
  (U.S. Dollar)
   03-08-10               4.63                 65,000(d)                65,038
Norcraft Companies/Finance
  (U.S. Dollar) Sr Sub Nts
   11-01-11               9.00                 20,000                   20,100
Northwest Pipeline
  (U.S. Dollar)
   03-01-10               8.13                  5,000                    5,438

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

United States (cont.)
NorthWestern Energy
  (U.S. Dollar)
   11-01-14               5.88%               $10,000(d)               $10,100
Owens-Illinois Glass Container
  (U.S. Dollar)
   05-15-11               7.75                150,000                  159,750
Peabody Energy
  (U.S. Dollar) Series B
   03-15-13               6.88                145,000                  152,250
Plains Exploration & Production
  (U.S. Dollar) Sr Nts
   06-15-14               7.13                 50,000                   53,375
Popular ABS Mtge Pass-Through Trust
  (U.S. Dollar) Series 2005-A Cl AF2
   06-25-35               4.49                560,000                  561,358
Potomac Edison
  (U.S. Dollar) 1st Mtge
   11-15-14               5.35                 75,000(d)                76,500
Pricoa Global Funding I
  (U.S. Dollar)
   01-15-10               4.20              5,890,000(d)             5,855,602
Pride Intl
  (U.S. Dollar) Sr Nts
   07-15-14               7.38                 25,000                   27,438
Prudential Commercial Mtge Trust
  (U.S. Dollar) Series 2003-PWR1 Cl A1
   02-11-36               3.67                835,731(f)               817,669
Qwest
  (U.S. Dollar)
   03-15-12               9.13                155,000(d)               167,788
Schuler Homes
  (U.S. Dollar)
   07-15-09               9.38                 40,000                   42,087
Silgan Holdings
  (U.S. Dollar) Sr Sub Nts
   11-15-13               6.75                 65,000                   65,000
Southern Natural Gas
  (U.S. Dollar)
   03-15-10               8.88                100,000                  108,921
Southern Star Central
  (U.S. Dollar)
   08-01-10               8.50                 40,000                   42,200
Sprint Capital
  (U.S. Dollar)
   11-15-28               6.88              1,270,000                1,440,728
Starwood Hotels & Resorts
  (U.S. Dollar)
   11-15-15               7.38                250,000                  274,688
Station Casinos
  (U.S. Dollar) Sr Nts
   04-01-12               6.00                 90,000                   90,225
Susquehanna Media
  (U.S. Dollar) Sr Sub Nts
   04-15-13               7.38                115,000                  119,600
Texas Genco LLC/Financing
  (U.S. Dollar) Sr Nts
   12-15-14               6.88                 29,000(d)                29,798

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
22 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - Global Bond Fund

Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

United States (cont.)
Toyota Motor Credit
  (Japanese Yen)
   06-09-08               0.75%           263,000,000               $2,455,346
Transcontinental Gas Pipe Line
  (U.S. Dollar) Series B
   08-15-11               7.00                100,000                  107,000
Triad Auto Receivables Owner Trust
  (U.S. Dollar) Series 2005-A Cl A3 (AMBAC)
   03-12-10               4.05              1,500,000(h)             1,501,140
Triad Hospitals
  (U.S. Dollar) Sr Nts
   05-15-12               7.00                100,000                  104,000
U.S. Treasury (U.S. Dollar)
   02-15-15               4.00              6,855,000(j)             6,838,932
   05-15-15               4.13              2,300,000                2,322,282
   08-15-23               6.25              6,245,000                7,694,033
   02-15-26               6.00              3,710,000(i)             4,506,927
United Auto Group
  (U.S. Dollar)
   03-15-12               9.63                 40,000                   42,000
United Rentals North America
  (U.S. Dollar)
   02-15-12               6.50                 45,000                   44,269

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

United States (cont.)
Verizon Pennsylvania
  (U.S. Dollar) Series A
   11-15-11               5.65%            $7,005,000               $7,308,947
Wachovia Bank Commercial Mtge Trust
  (U.S. Dollar) Series 2003-C8 Cl A2
   11-15-35               3.89                750,000(f)               742,303
  (U.S. Dollar) Series 2005-C16 Cl A3
   10-15-41               4.62              1,050,000(f)             1,056,063
Washington Mutual Bank FA
  (U.S. Dollar) Sub Nts
   08-15-14               5.65              1,380,000                1,460,233
WCI Communities
  (U.S. Dollar)
   03-15-15               6.63                 70,000(d)                63,525
Wells Fargo Bank NA
  (U.S. Dollar) Sub Nts
   02-01-11               6.45              2,365,000                2,600,632
William Carter
  (U.S. Dollar) Series B
   08-15-11              10.88                 15,000                   16,425
World Omni Auto Receivables Trust
  (U.S. Dollar) Series 2005-A Cl A3
   06-12-09               3.54              1,100,000                1,094,577
Total                                                              177,414,630

Total bonds
(Cost: $489,952,243)                                              $507,202,892

Short-term securities (5.5%)(k)
Issuer                 Effective              Amount                  Value(a)
                         yield              payable at
                                             maturity

U.S. government agency (1.9%) Federal Natl Mtge Assn Disc Nts
   06-15-05               2.69%            $5,000,000               $4,994,395
   07-20-05               2.90              5,000,000                4,979,926
Total                                                                9,974,321

Commercial paper (3.6%)
Chariot Funding LLC
   06-03-05               3.03              5,700,000                5,698,561
Societe Generale North America
   06-01-05               3.02              5,000,000                4,999,581
Windmill Funding
   06-01-05               3.05              8,500,000                8,499,279
Total                                                               19,197,421

Total short-term securities
(Cost: $29,172,771)                                                $29,171,742

Total investments in securities
(Cost: $519,125,014)(l)                                           $536,374,634

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
23 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - Global Bond Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2005.

(b) At May 31, 2005, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $4,099,758.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, the value of these securities amounted to $30,024,840 or 5.6% of net assets.

(e) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at May 31, 2005.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on May 31, 2005.

(h) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

      AMBAC   --    Ambac Assurance Corporation

      FGIC    --    Financial Guaranty Insurance Company

      FSA     --    Financial Security Assurance

      MBIA    --    MBIA Insurance Corporation

(i) Partially pledged as initial deposit on the following open interest rate futures contracts.

      Type of security                                         Notional amount

      Sale contracts
      U.S. Treasury Notes, Sept. 2005, 5-year                      $ 3,500,000
      U.S. Treasury Notes, Sept. 2005, 10-year                      11,500,000

(j)   At May 31, 2005, security was partially or fully on loan.

(k) Cash collateral received from security lending activity is invested in short-term securities and represents 0.9% of net assets. 4.6% of net assets is the Fund's cash equivalent position.

(l) At May 31, 2005, the cost of securities for federal income tax purposes was approximately $519,125,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $20,640,000
      Unrealized depreciation                                       (3,390,000)
                                                                    ----------
      Net unrealized appreciation                                  $17,250,000
                                                                   -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com.

--------------------------------------------------------------------------------
24 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

Investments in Securities

AXP VP - Growth Fund

May 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (96.8%)
Issuer                                        Shares                  Value(a)

Aerospace & defense (1.1%)
Boeing                                         10,071                 $643,537
Goodrich                                        7,487                  313,406
Honeywell Intl                                 12,380                  448,527
Lockheed Martin                                28,153                1,826,848
Total                                                                3,232,318

Banks and savings & loans (0.1%)
ICICI Bank ADR                                 18,265(c)               354,889

Beverages & tobacco (2.5%)
Altria Group                                   50,774                3,408,966
PepsiCo                                        73,733                4,151,168
Total                                                                7,560,134

Broker dealers (0.3%)
Franklin Resources                             13,430                  968,840

Cable (8.9%)
Comcast Cl A                                   63,396(b)             2,041,351
NTL                                           388,352(b)            24,963,266
RCN                                             8,798(b)               181,767
Total                                                               27,186,384

Cellular telecommunications (6.2%)
Millicom Intl Cellular                         54,660(b,c)             977,321
Nextel Communications Cl A                    405,673(b)            12,243,211
Nextel Partners Cl A                           44,248(b)             1,050,890
Telesystem Intl Wireless                      292,527(b,c)           4,484,439
Total                                                               18,755,861

Computer hardware (4.5%)
Cisco Systems                                 166,090(b)             3,218,824
Dell                                          154,310(b)             6,155,426
EMC                                           132,566(b)             1,863,878
Hewlett-Packard                                52,874                1,190,194
Sun Microsystems                              347,261(b)             1,323,064
Total                                                               13,751,386

Computer software & services (3.5%)
3Com                                           83,369(b)               305,131
Electronic Arts                                 6,024(b)               316,501
Google Cl A                                    11,584(b)             3,224,985
McAfee                                             96(b)                 2,753
Microsoft                                     108,141                2,790,038
Oracle                                        141,001(b)             1,807,633
Symantec                                       87,288(b)             1,973,582
VERITAS Software                                8,751(b)               217,637
Total                                                               10,638,260

Electronics (3.9%)
ASML Holding                                   60,381(b,c)             973,342
Flextronics Intl                               65,768(b,c)             840,515
Freescale
  Semiconductor Cl A                          113,952(b)             2,301,830
Freescale
  Semiconductor Cl B                           31,062(b)               627,452

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Electronics (cont.)
Harman Intl Inds                                1,150                  $95,289
Intel                                         170,639                4,595,308
Sanmina-SCI                                    70,259(b)               360,429
Solectron                                      83,170(b)               303,571
Texas Instruments                              58,709                1,622,717
Total                                                               11,720,453

Energy (2.4%)
Amerada Hess                                   10,746                  997,766
Anadarko Petroleum                             21,420                1,621,494
Burlington Resources                            6,328                  320,703
Chevron                                        29,637                1,593,878
ConocoPhillips                                 17,101                1,844,172
Marathon Oil                                   19,765                  958,405
Total                                                                7,336,418

Energy equipment & services (1.1%)
GlobalSantaFe                                  17,412                  637,976
Halliburton                                    27,081                1,157,442
Schlumberger                                    7,757                  530,346
Transocean                                     19,467(b)               969,651
Total                                                                3,295,415

Financial services (2.3%)
Capital One Financial                           5,108                  385,143
Countrywide Financial                          51,746                1,923,399
Fannie Mae                                     35,817                2,121,799
Freddie Mac                                    16,327                1,061,908
Investors Financial Services                   22,296                  925,061
Nomura Holdings                                54,100(c)               681,665
Total                                                                7,098,975

Food (1.5%)
Kellogg                                        51,540                2,344,554
Sara Lee                                      109,803                2,227,903
Total                                                                4,572,457

Furniture & appliances (0.1%)
Tempur-Pedic Intl                              15,415(b)               359,632

Health care products (14.6%)
Abbott Laboratories                            42,881                2,068,579
Allergan                                        5,892                  455,511
Amgen                                          38,957(b)             2,437,929
Baxter Intl                                    70,212                2,590,823
Bristol-Myers Squibb                           74,674                1,893,733
Genentech                                      48,982(b)             3,881,824
Gilead Sciences                                25,161(b)             1,026,569
GlaxoSmithKline ADR                            27,086(c)             1,346,174
Johnson & Johnson                             131,716                8,838,145
Medco Health Solutions                         36,647(b)             1,832,350
Medtronic                                      27,755                1,491,831
Novartis ADR                                   60,210(c)             2,940,054
OSI Pharmaceuticals                            30,201(b)             1,122,571
Pfizer                                        312,596                8,721,428

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Health care products (cont.)
Roche Holding                                   5,975(c)              $752,766
Schering-Plough                                74,709                1,456,826
Wyeth                                          30,473                1,321,614
Total                                                               44,178,727

Health care services (4.5%)
Aetna                                          13,344                1,040,965
AmerisourceBergen                              25,955                1,675,914
Cardinal Health                                33,608                1,946,911
Community Health Systems                       11,476(b)               417,382
HCA                                            80,096                4,325,185
HealthSouth                                   236,219(b)             1,254,323
Magellan Health Services                       42,424(b)             1,377,507
McKesson                                       22,617                  910,787
UnitedHealth Group                              9,188                  446,353
WellPoint                                       1,979(b)               263,207
Total                                                               13,658,534

Household products (4.2%)
Colgate-Palmolive                               7,740                  386,768
Gillette                                      138,250                7,291,304
Procter & Gamble                               67,204                3,706,301
Spectrum Brands                                39,941(b)             1,476,619
Total                                                               12,860,992

Insurance (2.0%)
ACE                                            33,042(c)             1,428,075
American Intl Group                            83,413                4,633,592
Total                                                                6,061,667

Leisure time & entertainment (0.2%)
Warner Music Group                             43,872(b)               719,501

Media (1.7%)
Vivendi Universal ADR                         169,645(c)             5,187,744

Metals (0.1%)
Kinross Gold                                   75,100(b,c)             400,283

Multi-industry (2.4%)
Career Education                                9,221(b)               319,692
Monsanto                                       33,349                1,900,893
Sony                                           28,200(c)             1,053,141
Tyco Intl                                     140,088(c)             4,052,746
Total                                                                7,326,472

Precious metals (1.9%)
Barrick Gold                                   42,124(c)               968,431
Coeur d'Alene Mines                           610,908(b)             2,034,323
Glamis Gold                                    29,431(b,c)             420,569
Harmony Gold Mining ADR                        67,048(c)               512,917
Newmont Mining                                 46,537                1,733,038
Stillwater Mining                              38,326(b)               258,701
Total                                                                5,927,979

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
25 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - Growth Fund

Issuer                                        Shares                  Value(a)

Retail -- general (1.6%)
Gap                                             6,426                 $134,946
JC Penney                                       1,500                   74,640
Target                                         12,607                  676,996
Wal-Mart Stores                                83,445                3,941,107
Total                                                                4,827,689

Retail -- grocery (0.2%)
Safeway                                        32,526(b)               715,897

Telecom equipment & services (13.7%)
CIENA                                         399,032(b)               869,890
Hutchison Telecommunications
  Intl ADR                                    114,177(b,c)           1,597,336
Motorola                                      608,929               10,577,097
Nokia ADR                                     868,698(c)            14,646,249
Qwest Communications Intl                     560,161(b)             2,195,831
Telewest Global                               450,013(b,c)           9,409,772
Vodafone Group ADR                             82,069(c)             2,066,497
Total                                                               41,362,672

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Utilities -- telephone (11.4%)
ALLTEL                                         12,213                 $710,430
MCI                                           236,746                6,065,433
Sprint                                      1,177,717               27,900,116
Total                                                               34,675,979

Total common stocks
(Cost: $273,207,071)                                              $294,735,558

Options purchased (0.3%)
Issuer                  Contracts    Exercise   Expiration            Value(a)
                                       price       date
Calls
Nextel Communications     1,085       $27.50     Jan. 2006            $455,700

Puts
S&P 500 Index              135         1,135     Dec. 2005             341,550

Total options purchased
(Cost: $867,635)                                                      $797,250

Short-term securities (3.1%)
Issuer                 Effective              Amount                  Value(a)
                         yield              payable at
                                             maturity

U.S. government agencies
Federal Home Loan Bank Disc Nts
   06-15-05               2.96%            $1,000,000                 $998,767
   07-22-05               3.07              1,400,000                1,393,812
Federal Home Loan Mtge Corp Disc Nt
   06-15-05               2.69              1,800,000                1,797,982
Federal Natl Mtge Assn Disc Nts
   06-22-05               2.74                400,000                  399,331
   07-20-05               3.04              2,800,000                2,788,216

Commercial paper
Windmill Funding
   06-01-05               3.05              2,100,000                2,099,822

Total short-term securities
(Cost: $9,478,544)                                                  $9,477,930

Total investments in securities
(Cost: $283,553,250)(d)                                           $305,010,738

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2005.

(b)   Non-income producing.
(c) Foreign security values are stated in U.S. dollars. At May 31, 2005, the value of foreign securities represented 18.1% of net assets.

(d) At May 31, 2005, the cost of securities for federal income tax purposes was approximately $283,553,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $26,605,000
      Unrealized depreciation                                       (5,147,000)
                                                                    ----------
      Net unrealized appreciation                                  $21,458,000
                                                                   -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com.

--------------------------------------------------------------------------------
26 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

Investments in Securities

AXP VP - High Yield Bond Fund

May 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (93.9%)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Aerospace & defense (2.1%)
Alliant Techsystems
   05-15-11               8.50%            $1,770,000               $1,860,713
DRS Technologies
  Sr Sub Nts
   11-01-13               6.88              2,940,000(d)             2,998,800
   11-01-13               6.88                250,000                  255,000
L-3 Communications
   06-15-12               7.63              6,675,000                7,108,875
   07-15-13               6.13              7,425,000                7,350,750
Moog
  Sr Sub Nts
   01-15-15               6.25              1,660,000                1,660,000
Standard Aero Holdings
  Sr Sub Nts
   09-01-14               8.25              4,690,000(d)             4,912,775
Total                                                               26,146,913

Automotive & related (2.6%)
ArvinMeritor
   02-15-09               6.80              3,920,000                3,792,600
Lear
  Series B
   08-01-14               5.75              6,035,000                5,501,512
NationsRent Companies
   10-15-10               9.50              7,070,000                7,582,575
  Sr Nts
   05-01-15               9.50              2,650,000(d)             2,610,250
Tenneco Automotive
  Series B
   07-15-13              10.25              5,250,000                5,853,750
TRW Automotive
  Sr Nts
   02-15-13               9.38              6,000,000                6,480,000
Total                                                               31,820,687

Beverages & tobacco (0.1%)
JohnsonDiversey
  Series B
   05-15-12               9.63              1,230,000                1,236,150

Broker dealers (0.7%)
LaBranche & Co
  Sr Nts
   05-15-09               9.50                830,000                  863,200
   05-15-12              11.00              6,855,000                7,369,125
Total                                                                8,232,325

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Building materials & construction (1.6%)
Ainsworth Lumber
  (U.S. Dollar)
   10-01-12               7.25%            $3,870,000(c)            $3,637,800
Associated Materials
   04-15-12               9.75              4,915,000                5,013,300
  Sr Disc Nts (Zero coupon through 03-01-09,
  thereafter 11.25%)
   03-01-14               9.13              1,845,000(e)             1,088,550
Norcraft Companies/Finance
  Sr Sub Nts
   11-01-11               9.00              5,190,000                5,215,950
Norcraft Holdings/Capital
  Sr Disc Nts (Zero coupon through 09-01-08,
  thereafter 9.75%)
   09-01-12               9.80              6,090,000(e)             3,958,500
Total                                                               18,914,100

Cable (8.2%)
Cablevision Systems
  Sr Nts
   04-01-09               7.89              2,310,000(d,h)           2,413,950
   04-15-12               8.00              5,955,000(d)             6,215,531
CCO Holdings LLC/Capital
  Sr Nts
   12-15-10               7.14              3,520,000(d,h)           3,467,200
   11-15-13               8.75              8,135,000                8,094,325
Charter Communications Holdings LLC/Capital
  Sr Disc Nts
   01-15-10              11.75              1,550,000                1,209,000
   04-01-11               9.92              1,675,000                1,218,563
  Sr Disc Nts (Zero coupon through 01-15-07,
  thereafter 12.13%)
   01-15-12              14.11              6,160,000(e)             3,572,800
  Sr Nts
   04-30-12               8.00              9,080,000(d)             9,079,999
CSC Holdings
   05-15-16              10.50              2,175,000                2,381,625
DIRECTV Holdings LLC/Finance
  Sr Nts
   03-15-13               8.38             12,970,000               14,364,274
Echostar DBS
   10-01-14               6.63              4,795,000(d)             4,806,988
  Sr Nts
   10-01-11               6.38              5,445,000                5,499,450
Kabel Deutschland
  (U.S. Dollar)
   07-01-14              10.63              6,350,000(c,d)           6,778,625
LodgeNet Entertainment
   06-15-13               9.50              2,920,000                3,139,000
Mediacom LLC/Capital
  Sr Nts
   01-15-13               9.50              4,760,000                4,724,300

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Cable (cont.)
Rainbow Natl Services LLC
   09-01-14              10.38%            $5,670,000(d)            $6,463,800
  Sr Nts
   09-01-12               8.75              7,115,000(d)             7,817,606
Videotron Ltee
  (U.S. Dollar)
   01-15-14               6.88              8,570,000(c)             8,580,713
Total                                                               99,827,749

Cellular telecommunications (5.6%)
Alamosa Delaware
   07-31-10              11.00              2,755,000                3,071,825
  Sr Nts
   01-31-12               8.50              1,590,000                1,657,575
American Tower
  Sr Nts
   10-15-12               7.13              5,035,000                5,217,519
American Towers
   12-01-11               7.25              3,190,000                3,341,525
Dobson Cellular Systems
   11-01-12               9.88              7,955,000(d)             8,153,874
Intelsat Bermuda
  (U.S. Dollar) Sr Nts
   01-15-12               7.81              4,295,000(c,d,h)         4,359,425
Nextel Communications
  Sr Nts
   10-31-13               6.88              6,270,000                6,693,225
   03-15-14               5.95              1,345,000                1,375,263
   08-01-15               7.38              7,430,000                8,042,975
Rogers Wireless Communications
  (U.S. Dollar)
   12-15-10               6.14              1,605,000(c,h)           1,673,213
   12-15-12               7.25              1,765,000(c)             1,888,550
  (U.S. Dollar) Sr Sub Nts
   12-15-12               8.00              6,780,000(c)             7,212,225
Rural Cellular
   03-15-12               8.25              5,070,000                5,184,075
  Sr Sub Nts
   01-15-10               9.75                500,000                  442,500
SBA Telecommunications/Communications
  Sr Disc Nts (Zero coupon through 12-15-07,
  thereafter 9.75%)
   12-15-11               9.20              9,250,000(e)             8,093,749
US Unwired
  Series B
   06-15-12              10.00              2,175,000                2,381,625
Total                                                               68,789,143

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
27 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - High Yield Bond Fund

Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Chemicals (2.9%)
Crystal US Holdings 3 LLC/Sub 3
  Sr Disc Nts (Zero coupon through 10-01-09,
  thereafter 10.50%)
   10-01-14              10.11%            $9,819,000(d,e)          $6,627,825
Equistar Chemicals LP/Funding
  Sr Nts
   05-01-11              10.63              3,875,000                4,272,188
Georgia Gulf
  Sr Nts
   12-15-13               7.13              4,005,000                4,125,150
INVISTA
   05-01-12               9.25             12,610,000(d)            13,713,375
PQ
   02-15-13               7.50              3,080,000(d)             2,972,200
Rockwood Specialties Group
  Sr Sub Nts
   05-15-11              10.63              1,515,000                1,621,050
  Sub Nts
   11-15-14               7.50              1,550,000(d)             1,472,500
Total                                                               34,804,288

Electronics (1.1%)
Communications & Power Inds
  Sr Sub Nts
   02-01-12               8.00              3,370,000                3,302,600
Flextronics Intl
  (U.S. Dollar) Sr Sub Nts
   11-15-14               6.25              1,990,000(c)             1,980,050
Sanmina-SCI
  Sub Nts
   03-01-13               6.75              7,985,000(d)             7,545,825
Total                                                               12,828,475

Energy (3.0%)
Chesapeake Energy
  Sr Nts
   09-15-13               7.50                800,000                  864,000
   06-15-14               7.50              1,677,000                1,815,353
   08-15-14               7.00              7,341,000                7,744,754
   06-15-15               6.38              3,060,000(d)             3,121,200
   01-15-16               6.88              1,760,000                1,839,200
Encore Acquisition
   06-15-12               8.38              2,200,000                2,376,000
  Sr Sub Nts
   04-15-14               6.25              2,300,000                2,242,500
Hilcorp Energy I/Finance
  Sr Nts
   09-01-10              10.50              6,660,000(d)             7,359,300
Newfield Exploration
  Sr Sub Nts
   08-15-12               8.38              4,163,000                4,516,855
   09-01-14               6.63              3,970,000                4,059,325
Total                                                               35,938,487

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Energy equipment & services (1.3%)
Grant Prideco
  Series B
   12-01-07               9.63%            $5,615,000               $6,302,838
Grant Prideco Escrow
   12-15-09               9.00              1,795,000                1,974,500
Key Energy Services
  Series C
   03-01-08               8.38              2,335,000                2,405,050
  Sr Nts
   05-01-13               6.38              4,915,000                4,816,700
Total                                                               15,499,088

Environmental services (0.8%)
Clean Harbors
   07-15-12              11.25              3,265,000(d)             3,591,500
Waste Services
  Sr Sub Nts
   04-15-14               9.50              6,015,000(d)             5,924,775
Total                                                                9,516,275

Finance companies (0.4%)
GMAC
   09-15-11               6.88              6,090,000                5,311,052

Financial services (2.5%)
Affinia Group
   11-30-14               9.00              4,460,000(d)             3,657,200
ALH Finance LLC
  Sr Sub Nts
   01-15-13               8.50              5,605,000                5,240,675
BCI US Finance/Borden 2 Nova Scotia
   07-15-10               8.77              6,195,000(d,h)           6,195,000
BCP Crystal US Holdings
  Sr Sub Nts
   06-15-14               9.63              3,438,000                3,859,155
CDRV Investors
  Sr Disc Nts (Zero coupon through 01-01-10,
  thereafter 9.63%)
   01-01-15               9.65              5,300,000(d,e)           2,597,000
IAAI Finance
   04-01-13              11.00              4,900,000(d)             5,030,717
Metris Companies
   07-15-06              10.13              1,277,000                1,281,789
Triad Acquisition
   05-01-13              11.13              2,985,000(d)             2,970,075
Total                                                               30,831,611

Food (1.7%)
American Seafoods Group LLC/Finance
  Sr Disc Nts (Zero coupon through 11-01-08,
  thereafter 11.50%)
   11-01-11              11.33              9,420,000(e)             6,546,900
Burns Philp Capital Property
  (U.S. Dollar) Sr Sub Nts
   02-15-11              10.75             12,645,000(c)            13,972,725
Total                                                               20,519,625

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Furniture & appliances (0.9%)
Sealy Mattress
  Sr Sub Nts
   06-15-14               8.25%            $3,995,000               $4,044,938
Simmons Bedding
  Sr Disc Nts (Zero coupon through 12-15-09,
  thereafter 10.00%)
   12-15-14              10.00              2,265,000(d,e)             996,600
  Sr Sub Nts
   01-15-14               7.88              7,320,000                6,441,600
Total                                                               11,483,138

Health care products (1.2%)
AAC Group Holding
  Sr Disc Nts (Zero coupon through 10-01-08,
  thereafter 10.25%)
   10-01-12              10.07              3,225,000(d,e)           2,064,000
VWR Intl
  Sr Nts
   04-15-12               6.88              2,285,000                2,210,738
  Sr Sub Nts
   04-15-14               8.00                335,000                  314,900
Warner Chilcott
   02-01-15               8.75             10,225,000(d)             9,867,125
Total                                                               14,456,763

Health care services (7.6%)
Ardent Health Services
  Sr Sub Nts
   08-15-13              10.00              2,695,000                3,275,503
Community Health Systems
  Sr Sub Nts
   12-15-12               6.50              6,060,000                6,029,700
Concentra Operating
   06-01-12               9.13              2,120,000                2,194,200
DaVita
   03-15-15               7.25              7,375,000(d)             7,411,875
  Sr Nts
   03-15-13               6.63              4,385,000(d)             4,428,850
HCA
   12-01-09               5.50              3,410,000                3,416,298
   01-15-15               6.38              5,870,000                5,983,074
  Sr Nts
   03-15-14               5.75              3,425,000                3,354,055
IASIS Healthcare LLC/Capital
  Sr Sub Nts
   06-15-14               8.75              7,000,000                7,490,000
MedCath Holdings
  Sr Nts
   07-15-12               9.88              5,610,000                6,311,250
NeighborCare
  Sr Sub Nts
   11-15-13               6.88              2,925,000                2,983,500
Select Medical
  Sr Sub Nts
   02-01-15               7.63              6,095,000(d)             5,988,338

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
28 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - High Yield Bond Fund

Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Health care services (cont.)
Tenet Healthcare
  Sr Nts
   07-01-14               9.88%              $335,000                 $360,125
   02-01-15               9.25              1,080,000(d)             1,112,400
Triad Hospitals
  Sr Nts
   05-15-12               7.00              9,455,000                9,833,199
US Oncology
   08-15-12               9.00              3,050,000                3,263,500
   08-15-14              10.75              2,215,000                2,414,350
US Oncology Holdings
  Sr Nts
   03-15-15               8.62              5,780,000(d,h)           5,433,200
Vanguard Health Holding I LLC
  Sr Disc Nts (Zero coupon through 10-01-09,
  thereafter 11.25%)
   10-01-15               9.59              4,665,000(e)             3,265,500
Vanguard Health Holding II LLC
  Sr Sub Nts
   10-01-14               9.00              7,650,000                8,261,999
Total                                                               92,810,916

Home building (1.7%)
Meritage Homes
  Sr Nts
   03-15-15               6.25              4,930,000(d)             4,609,550
Standard Pacific
  Sr Sub Nts
   04-15-12               9.25              1,250,000                1,375,000
WCI Communities
   02-15-11              10.63              5,305,000                5,676,350
   03-15-15               6.63              6,795,000(d)             6,166,463
William Lyon Homes
  Sr Nts
   02-15-14               7.50              2,930,000                2,637,000
Total                                                               20,464,363

Household products (1.2%)
Amscan Holdings
  Sr Sub Nts
   05-01-14               8.75              1,605,000                1,492,650
Spectrum Brands
  Sr Sub Nts
   02-01-15               7.38              6,795,000(d)             6,625,125
Visant
   10-01-12               7.63              4,605,000                4,409,288
Visant Holding
  Sr Disc Nts (Zero coupon through 12-01-08,
  thereafter 10.25%)
   12-01-13              10.08              2,950,000(e)             1,917,500
Total                                                               14,444,563

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Industrial services (2.2%)
Allied Waste North America
   11-15-10               6.50%            $2,275,000               $2,223,813
   02-15-14               6.13              5,740,000                5,252,100
  Series B
   09-01-12               9.25              2,855,000                3,069,125
  Sr Nts
   04-15-13               7.88              6,850,000                6,952,749
Da-Lite Screen
  Sr Nts
   05-15-11               9.50              1,195,000                1,245,788
Interline Brands
  Sr Sub Nts
   05-15-11              11.50              3,679,000                4,046,900
Natl Waterworks
  Series B
   12-01-12              10.50              4,090,000                4,591,025
Total                                                               27,381,500

Industrial transportation (2.0%)
Interpool
   08-01-07               7.20              2,870,000                2,927,400
   08-01-07               7.35              5,380,000                5,487,600
Quality Distribution LLC/Capital
   01-15-12               7.64             14,700,000(d,h)          14,130,375
TFM
  (U.S. Dollar)
   05-01-12               9.38              1,890,000(c,d)           1,956,150
Total                                                               24,501,525

Leisure time & entertainment (2.6%)
Loews Cineplex
   08-01-14               9.00             11,350,000(d)            11,009,500
Six Flags
  Sr Nts
   06-01-14               9.63              4,625,000                4,035,313
Speedway Motorsports
  Sr Sub Nts
   06-01-13               6.75              6,425,000                6,585,625
Vail Resorts
  Sr Sub Nts
   02-15-14               6.75              9,540,000                9,492,300
Total                                                               31,122,738

Lodging & gaming (4.7%)
Boyd Gaming
  Sr Sub Nts
   04-15-14               6.75             11,500,000               11,672,500
MGM MIRAGE
  Sr Nts
   02-27-14               5.88             14,345,000               13,842,925
Mohegan Tribal Gaming Authority
  Sr Nts
   02-15-13               6.13              6,175,000(d)             6,167,281
  Sr Sub Nts
   04-01-12               8.00              5,777,000                6,195,833

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Lodging & gaming (cont.)
Penn Natl Gaming
  Sr Sub Nts
   03-01-15               6.75%            $3,135,000(d)            $3,056,625
Premier Entertainment Biloxi LLC/Finance
  1st Mtge
   02-01-12              10.75              1,165,000                1,153,350
River Rock Entertainment Authority
  Sr Nts
   11-01-11               9.75              5,605,000                6,144,481
Seneca Gaming
  Sr Nts
   05-01-12               7.25              3,405,000                3,439,050
Station Casinos
  Sr Nts
   04-01-12               6.00              4,605,000                4,616,513
Wheeling Island Gaming
   12-15-09              10.13                560,000                  593,600
Total                                                               56,882,158

Machinery (0.8%)
Case New Holland
  Sr Nts
   06-01-09               6.00                670,000(d)               639,850
Gardner Denver
  Sr Sub Nts
   05-01-13               8.00              3,250,000(d)             3,259,240
Kinetek
  Sr Nts Series D
   11-15-06              10.75                782,000                  711,620
Mueller Group
  Sr Sub Nts
   05-01-12              10.00              4,760,000                4,998,000
Total                                                                9,608,710

Media (8.3%)
CanWest Media
  (U.S. Dollar) Series B
   04-15-13               7.63              3,910,000(c)             4,183,700
Corus Entertainment
  (U.S. Dollar) Sr Sub Nts
   03-01-12               8.75              7,925,000(c)             8,499,563
Dex Media
   11-15-13               8.00              8,515,000                9,047,187
  (Zero coupon through 11-15-08,
  thereafter 9.00%)
   11-15-13              10.11              3,200,000(e)             2,544,000
Dex Media West LLC/Finance
  Sr Sub Nts Series B
   08-15-13               9.88              5,345,000                6,106,663
Emmis Operating
   05-15-12               6.88             13,045,000               12,865,630
Lamar Media
   01-01-13               7.25              5,775,000                6,092,625
Liberty Media
  Sr Nts
   05-15-13               5.70             13,890,000               12,893,669

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
29 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - High Yield Bond Fund

Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Media (cont.)
LIN TV
  Sr Sub Nts
   05-15-13               6.50%            $1,390,000(d)            $1,348,300
   05-15-13               6.50              2,625,000                2,546,250
Medianews Group
  Sr Sub Nts
   04-01-14               6.38              3,700,000                3,478,000
PanAmSat
   08-15-14               9.00              5,190,000                5,644,125
Quebecor Media
  (U.S. Dollar) Sr Nts
   07-15-11              11.13              4,455,000(c)             4,933,913
Radio One
  Series B
   07-01-11               8.88              3,245,000                3,480,263
RH Donnelley
  Sr Nts
   01-15-13               6.88              8,430,000(d)             8,640,750
Sinclair Broadcast Group
   03-15-12               8.00              1,840,000                1,909,000
Sun Media
  (U.S. Dollar)
   02-15-13               7.63              3,830,000(c)             4,021,500
Susquehanna Media
  Sr Sub Nts
   04-15-13               7.38              1,295,000                1,346,800
United Artists Theatre
   07-01-15               9.30              3,178,157                3,178,157
Total                                                              102,760,095

Metals (0.8%)
Earle M Jorgensen
   06-01-12               9.75              4,390,000                4,653,400
Euramax Intl
  Sr Sub Nts
   08-15-11               8.50              4,950,000                5,544,000
Total                                                               10,197,400

Miscellaneous (1.2%)
United Rentals North America
   02-15-12               6.50              5,925,000                5,828,719
  Sr Sub Nts
   02-15-14               7.00              9,445,000                8,996,362
Total                                                               14,825,081

Multi-industry (0.3%)
TriMas
   06-15-12               9.88              3,815,000                3,090,150

Paper & packaging (6.3%)
Boise Cascade LLC
  Sr Sub Nts
   10-15-14               7.13              2,585,000(d)             2,462,213
Cascades
  (U.S. Dollar) Sr Nts
   02-15-13               7.25              5,260,000(c)             5,128,500

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Paper & packaging (cont.)
Crown European Holdings
  (U.S. Dollar)
   03-01-11               9.50%            $6,305,000(c)            $6,903,974
   03-01-13              10.88              3,700,000(c)             4,268,875
Crown Paper
  Sr Sub Nts
   09-01-05              11.00              4,785,000(b,g,i)                --
Domtar
  (U.S. Dollar)
   12-01-13               5.38              4,000,000(c)             3,635,284
Georgia-Pacific
   02-01-13               9.38              5,495,000                6,223,088
Graham Packaging
  Sr Nts
   10-15-12               8.50              4,755,000(d)             4,778,775
Graphic Packaging Intl
  Sr Nts
   08-15-11               8.50              2,074,000                2,063,630
JSG Funding
  (U.S. Dollar) Sr Nts
   10-01-12               9.63              6,640,000(c)             6,490,600
  (U.S. Dollar) Sr Sub Nts
   04-01-15               7.75              5,250,000(c,d)           4,101,563
NewPage
   05-01-12              10.00              2,335,000(d)             2,282,463
  Sr Sub Nts
   05-01-13              12.00             10,935,000(d)            10,661,624
Norampac
  (U.S. Dollar) Sr Nts
   06-01-13               6.75              4,018,000(c)             3,957,730
Owens-Illinois Glass Container
   05-15-11               7.75              1,985,000                2,114,025
   11-15-12               8.75              3,970,000                4,367,000
   05-15-13               8.25              6,160,000                6,652,799
Silgan Holdings
  Sr Sub Nts
   11-15-13               6.75                100,000                  100,000
Total                                                               76,192,143

Retail -- drugstores (0.6%)
Duane Reade
  Sr Sub Nts
   08-01-11               9.75              3,460,000                2,664,200
Rite Aid
   12-15-08               6.13              4,475,000(d)             4,072,250
Total                                                                6,736,450

Retail -- general (1.6%)
Flooring America
  Series B
   10-15-07               9.25              1,109,000(b,g,i)                --
General Nutrition Centers
  Sr Nts
   01-15-11               8.63              3,890,000(d)             3,481,550
  Sr Sub Nts
   12-01-10               8.50              5,635,000                4,296,688

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Retail -- general (cont.)
Levi Strauss & Co
  Sr Nts
   04-01-12               7.73%            $1,685,000(d,h)          $1,562,838
Toys "R" Us
   04-15-13               7.88              2,890,000                2,586,550
United Auto Group
   03-15-12               9.63              7,070,000                7,423,499
Total                                                               19,351,125

Telecom equipment & services (3.8%)
Centennial Communications/Cellular Operating LLC
  Sr Nts
   02-01-14               8.13              4,725,000                4,890,375
CPI Holdco
  Sr Nts
   02-01-15               8.83              4,200,000(h)             4,074,000
GCI
  Sr Nts
   02-15-14               7.25              3,365,000(d)             3,146,275
   02-15-14               7.25              9,130,000                8,536,550
Inmarsat Finance
  (U.S. Dollar)
   06-30-12               7.63              2,970,000(c)             3,088,800
Qwest Communications Intl
  Sr Nts
   02-15-09               6.77              1,785,000(d,h)           1,762,688
Qwest Services
   12-15-10              13.50              7,963,000(d)             9,077,819
UbiquiTel Operating
  Sr Nts
   03-01-11               9.88              3,380,000                3,650,400
Valor Telecommunications Enterprises LLC/Finance
  Sr Nts
   02-15-15               7.75              4,795,000(d)             4,663,138
WDAC Subsidiary
  Sr Nts
   12-01-14               8.38              3,650,000(d)             3,376,250
Total                                                               46,266,295

Utilities -- electric (5.1%)
Aquila
  Sr Nts
   11-15-09               7.63              8,075,000                8,115,375
   02-01-11               9.95              3,645,000                3,900,150
CMS Energy
  Sr Nts
   08-01-10               7.75              5,905,000                6,229,775
IPALCO Enterprises
   11-14-08               8.38              5,720,000                6,206,200
Midwest Generation LLC
   05-01-34               8.75              2,835,000                3,161,025
  Series B
   01-02-16               8.56              2,445,000                2,652,825
Mirant Americas General LLC
  Sr Nts
   10-01-21               8.50              4,840,000(b)             5,015,450

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
30 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - High Yield Bond Fund

Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Utilities -- electric (cont.)
NRG Energy
   12-15-13               8.00%            $5,050,000(d)            $5,327,750
Reliant Energy
   12-15-14               6.75             11,185,000               10,653,713
Texas Genco LLC/Financing
  Sr Nts
   12-15-14               6.88              8,738,000(d)             8,978,295
Utilicorp Canada Finance
  (U.S. Dollar)
   06-15-11               7.75              2,005,000(c)             2,015,025
Total                                                               62,255,583

Utilities -- natural gas (3.1%)
ANR Pipeline
   03-15-10               8.88              8,045,000                8,762,702
Colorado Interstate Gas
  Sr Nts
   03-15-15               5.95              1,575,000(d)             1,523,813
El Paso Natural Gas
  Sr Nts Series A
   08-01-10               7.63              6,190,000                6,531,100
Southern Natural Gas
   03-15-10               8.88              6,450,000                7,025,411
Southern Star Central
   08-01-10               8.50              5,250,000                5,538,750
Transcontinental Gas Pipe Line
  Series B
   08-15-11               7.00              4,830,000                5,168,100
Venoco
  Sr Nts
   12-15-11               8.75              3,615,000(d)             3,488,475
Total                                                               38,038,351

Utilities -- telephone (1.9%)
Cincinnati Bell
   07-15-13               7.25              7,060,000                7,060,000
  Sr Nts
   02-15-15               7.00              3,740,000(d)             3,581,050
  Sr Sub Nts
   01-15-14               8.38              3,720,000                3,682,800
Citizens Communications
  Sr Nts
   01-15-13               6.25              8,870,000                8,559,550
Total                                                               22,883,400

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Variable rate senior loan interests (1.5%)
Qwest
  Term Loan B
   06-30-10               6.95%           $14,555,000              $14,318,482
Waste Services
  Term Loan B
   03-31-11               5.28              4,517,186                4,534,125
Total                                                               18,852,607

Total bonds
(Cost: $1,149,153,542)                                          $1,144,821,022

Common stocks (--%)
Issuer                                        Shares                  Value(a)

Link Energy LLC                               494,265(b,g)             $56,841
PFB Telecom Cl B                              204,171(b,g,i)                --

Total common stocks
(Cost: $10,473,363)                                                    $56,841

Preferred stocks & other (0.7%)
Issuer                                        Shares                  Value(a)

GNC
  12.00% Pay-in-kind
  Series A                                      2,105(f)            $1,473,500
Pegasus Satellite
  12.75% Cm Pay-in-kind
  Series B                                         --(b,f,g)                 5
SGW Holding
  12.50% Cm Pay-in-kind
  Series B                                     20,650(b,f,g,i)              --
  Cv Series A                                   9,677(b,g,i)                --
  Warrants                                        250(b,g,i)                --
Varde Fund V LP                             5,000,000(b,g,j)         5,062,500
Wayland Investment LLC                      6,000,000(b,g,j)         2,525,880

Total preferred stocks & other
(Cost: $9,307,886)                                                  $9,061,885

Short-term securities (4.1%)
Issuer                 Effective              Amount                  Value(a)
                         yield              payable at
                                             maturity

U.S. government agency (0.8%)
Federal Natl Mtge Assn Disc Nt
   07-20-05               2.90%           $10,000,000               $9,959,853

Commercial paper (3.3%)
Falcon Asset Securitization
   06-01-05               3.02              5,300,000                5,299,555
   07-01-05               3.06             10,000,000                9,973,736
Greyhawk Funding LLC
   06-03-05               3.03              5,000,000                4,998,738
Variable Funding Capital
   06-07-05               3.02             10,000,000                9,994,127
Windmill Funding
   06-01-05               3.05              4,200,000                4,199,644
Societe Generale North America
   06-27-05               3.04              5,000,000                4,988,638
Total                                                               39,454,438

Total short-term securities
(Cost: $49,416,389)                                                $49,414,291

Total investments in securities
(Cost: $1,218,351,180)(k)                                       $1,203,354,039

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
31 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - High Yield Bond Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2005.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. At May 31, 2005, the value of foreign securities represented 9.3% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, the value of these securities amounted to $326,097,741 or 26.8% of net assets.

(e) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(f) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(g) Identifies issues considered to be illiquid as to their marketability. These securities are valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at May 31, 2005, is as follows:

      Security                               Acquisition                  Cost
                                                dates
      Crown Paper
      11.00% Sr Sub Nts 2005           12-22-98 thru 03-14-00       $3,902,511
      Flooring America
      9.25% Series B 2007              10-09-97 thru 12-17-02        1,236,852
      Link Energy LLC
      Common                           08-20-02 thru 12-30-03        3,913,363
      Pegasus Satellite
      12.75% Cm Pay-in-kind Series B          06-15-01                     450
      PFB Telecom Cl B
      Common                           12-12-97 thru 11-13-00        6,560,000
      SGW Holding
      12.50% Cm Pay-in-kind Series B   11-01-97 thru 04-15-03          271,392
      Cv Series A                             08-12-97                 100,002
      Warrants                                08-12-97                  78,900
      Varde Fund V LP                  04-27-00 thru 06-19-00               --
      Wayland Investment Fund LLC             05-19-00               6,671,880

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on May 31, 2005.

(i)   Negligible market value.

(j) The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions.

(k) At May 31, 2005, the cost of securities for federal income tax purposes was approximately $1,218,351,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $ 26,669,000
      Unrealized depreciation                                      (41,666,000)
                                                                   -----------
      Net unrealized depreciation                                 $(14,997,000)
                                                                  ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com.

--------------------------------------------------------------------------------
32 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

Investments in Securities

AXP VP - Income Opportunities Fund

May 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (89.8%)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Commercial mortgage-backed/
Asset-backed securities (1.5%)
Metris Master Trust
  Series 2001-2 Cl C
   11-20-09               4.99%              $175,000(b,d)            $175,000
  Series 2004-2 Cl D
   10-20-10               6.53                275,000(b,d)             279,483
  Series 2005-1A Cl D
   03-21-11               4.99                 75,000(b,d)              74,610
Total                                                                  529,093

Aerospace & defense (3.1%)
Alliant Techsystems
   05-15-11               8.50                 35,000                   36,794
DRS Technologies
  Sr Sub Nts
   11-01-13               6.88                 65,000(d)                66,300
   11-01-13               6.88                 80,000                   81,600
L-3 Communications
   06-15-12               7.63                150,000                  159,750
Moog
  Sr Sub Nts
   01-15-15               6.25                110,000                  110,000
Standard Aero Holdings
  Sr Sub Nts
   09-01-14               8.25                250,000(d)               261,875
TransDigm
   07-15-11               8.38                355,000                  369,200
Total                                                                1,085,519

Automotive & related (3.2%)
ArvinMeritor
   02-15-09               6.80                100,000                   96,750
Lear
   05-15-09               8.11                220,000                  226,600
  Series B
   08-01-14               5.75                100,000                   91,160
NationsRent Companies
   10-15-10               9.50                200,000                  214,500
  Sr Nts
   05-01-15               9.50                160,000(d)               157,600
TRW Automotive
  Sr Nts
   02-15-13               9.38                285,000                  307,800
Total                                                                1,094,410

Beverages & tobacco (0.8%)
Cott Beverages
   12-15-11               8.00                150,000                  159,000
JohnsonDiversey
  Series B
   05-15-12               9.63                120,000                  120,600
Total                                                                  279,600

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Broker dealers (0.2%)
LaBranche & Co
  Sr Nts
   05-15-12              11.00%               $50,000                  $53,750

Building materials & construction (1.8%)
Ainsworth Lumber
  (U.S. Dollar)
   10-01-12               7.25                 75,000(c)                70,500
Associated Materials
   04-15-12               9.75                185,000                  188,700
Norcraft Companies/Finance
  Sr Sub Nts
   11-01-11               9.00                370,000                  371,850
Total                                                                  631,050

Cable (5.3%)
Cablevision Systems
  Sr Nts
   04-01-09               7.88                 60,000(b,d)              62,700
CCO Holdings LLC/Capital
  Sr Nts
   12-15-10               7.14                 95,000(b,d)              93,575
Charter Communications Operating LLC/Capital
  Sr Nts
   04-30-12               8.00                100,000(d)               100,000
CSC Holdings
  Sr Nts
   07-15-09               8.13                125,000                  132,813
  Sr Nts Series B
   04-01-11               7.63                295,000                  312,699
DIRECTV Holdings LLC/Finance
  Sr Nts
   03-15-13               8.38                225,000                  249,187
Echostar DBS
   10-01-14               6.63                280,000(d)               280,699
  Sr Nts
   10-01-11               6.38                 60,000                   60,600
Kabel Deutschland
  (U.S. Dollar)
   07-01-14              10.63                215,000(c,d)             229,513
LodgeNet Entertainment
   06-15-13               9.50                 35,000                   37,625
Mediacom LLC/Capital
  Sr Nts
   01-15-13               9.50                 40,000                   39,700
Rainbow Natl Services LLC
  Sr Nts
   09-01-12               8.75                130,000(d)               142,838
Videotron Ltee
  (U.S. Dollar)
   01-15-14               6.88                 95,000(c)                95,119
Total                                                                1,837,068

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Cellular telecommunications (2.6%)
AirGate PCS
   10-15-11               6.89%               $25,000(b)               $25,500
American Tower
  Sr Nts
   02-01-09               9.38                 50,000                   52,438
Intelsat Bermuda
  (U.S. Dollar) Sr Nts
   01-15-12               7.81                145,000(b,c,d)           147,175
Nextel Communications
  Sr Nts
   10-31-13               6.88                265,000                  282,887
   08-01-15               7.38                 50,000                   54,125
Rogers Wireless
  (U.S. Dollar)
   05-01-11               9.63                125,000(c)               145,313
Rogers Wireless Communications
  (U.S. Dollar)
   12-15-10               6.14                 40,000(b,c)              41,700
   12-15-12               7.25                 50,000(c)                53,500
   03-01-14               6.38                 50,000(c)                49,750
  (U.S. Dollar) Sr Sub Nts
   12-15-12               8.00                 40,000(c)                42,550
Total                                                                  894,938

Chemicals (3.9%)
Equistar Chemicals LP/Funding
  Sr Nts
   05-01-11              10.63                150,000                  165,375
Georgia Gulf
  Sr Nts
   12-15-13               7.13                265,000                  272,950
INVISTA
   05-01-12               9.25                380,000(d)               413,250
MacDermid
   07-15-11               9.13                275,000                  295,625
PQ
   02-15-13               7.50                210,000(d)               202,650
Total                                                                1,349,850

Electronics (1.6%)
Communications & Power Inds
  Sr Sub Nts
   02-01-12               8.00                220,000                  215,600
Flextronics Intl
  (U.S. Dollar) Sr Sub Nts
   11-15-14               6.25                260,000(c)               258,700
Saniminia-SCI
   01-15-10              10.38                 75,000                   82,875
Total                                                                  557,175

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
33 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - Income Opportunities Fund

Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Energy (2.8%)
Chesapeake Energy
  Sr Nts
   09-15-13               7.50%               $70,000                  $75,600
   06-15-14               7.50                 15,000                   16,238
   08-15-14               7.00                130,000                  137,150
   06-15-15               6.38                 35,000(d)                35,700
Encore Acquisition
  Sr Sub Nts
   04-15-14               6.25                250,000                  243,750
Energy Transfer Partners LP
  Sr Nts
   02-01-15               5.95                145,000(d)               145,194
Hilcorp Energy I/Finance
  Sr Nts
   09-01-10              10.50                100,000(d)               110,500
Newfield Exploration
  Sr Nts
   03-01-11               7.63                 35,000                   37,975
  Sr Sub Nts
   08-15-12               8.38                100,000                  108,500
Peabody Energy
  Series B
   03-15-13               6.88                 50,000                   52,500
Total                                                                  963,107

Energy equipment & services (1.7%)
Grant Prideco
  Series B
   12-01-07               9.63                 35,000                   39,288
Grant Prideco Escrow
   12-15-09               9.00                135,000                  148,500
Key Energy Services
  Series C
   03-01-08               8.38                100,000                  103,000
  Sr Nts
   05-01-13               6.38                 30,000                   29,400
Offshore Logistics
   06-15-13               6.13                250,000                  234,374
Pride Intl
  Sr Nts
   07-15-14               7.38                 35,000                   38,413
Total                                                                  592,975

Environmental services (0.1%)
Clean Harbors
   07-15-12              11.25                 35,000(d)                38,500

Finance companies (1.3%)
GMAC
   09-15-11               6.88                500,000                  436,047

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Financial services (1.1%)
ALH Finance LLC
  Sr Sub Nts
   01-15-13               8.50%              $150,000                 $140,250
BCI US Finance/Borden 2 Nova Scotia
   07-15-10               8.78                115,000(b,d)             115,000
BCP Crystal US Holdings
  Sr Sub Nts
   06-15-14               9.63                126,000                  141,435
Total                                                                  396,685

Food (2.9%)
American Seafoods Group LLC
   04-15-10              10.13                195,000                  209,138
Burns Philp Capital Property
  (U.S. Dollar)
   11-15-10               9.50                140,000(c)               151,200
  (U.S. Dollar) Sr Sub Nts
   02-15-11              10.75                400,000(c)               442,000
Del Monte
  Sr Sub Nts
   12-15-12               8.63                185,000                  201,650
Total                                                                1,003,988

Furniture & appliances (0.6%)
Sealy Mattress
  Sr Sub Nts
   06-15-14               8.25                215,000                  217,688

Health care products (0.5%)
VWR Intl
  Sr Nts
   04-15-12               6.88                170,000                  164,475

Health care services (5.8%)
Ardent Health Services
  Sr Sub Nts
   08-15-13              10.00                 20,000                   24,308
Community Health Systems
  Sr Sub Nts
   12-15-12               6.50                 55,000                   54,725
Coventry Health Care
  Sr Nts
   01-15-12               5.88                 90,000                   89,550
DaVita
  Sr Nts
   03-15-13               6.63                365,000(d)               368,649
HCA
   12-01-09               5.50                 40,000                   40,074
  Sr Nts
   02-01-11               7.88                 75,000                   82,085
   05-01-12               6.95                 50,000                   52,634
   03-15-14               5.75                335,000                  328,060
IASIS Healthcare LLC/Capital
  Sr Sub Nts
   06-15-14               8.75                 65,000                   69,550
MedCath Holdings
  Sr Nts
   07-15-12               9.88                180,000                  202,500

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Health care services (cont.)
NeighborCare
  Sr Sub Nts
   11-15-13               6.88%               $50,000                  $51,000
Select Medical
  Sr Sub Nts
   02-01-15               7.63                 95,000(d)                93,338
Tenet Healthcare
  Sr Nts
   07-01-14               9.88                 40,000                   43,000
Triad Hospitals
  Sr Nts
   05-15-12               7.00                155,000                  161,200
  Sr Sub Nts
   11-15-13               7.00                155,000                  156,938
US Oncology
   08-15-12               9.00                160,000                  171,200
Total                                                                1,988,811

Home building (1.8%)
DR Horton
  Sr Sub Nts
   09-15-10               9.75                100,000                  116,734
KB HOME
  Sr Sub Nts
   02-01-10               7.75                100,000                  104,500
Meritage Homes
  Sr Nts
   03-15-15               6.25                 80,000(d)                74,800
Standard Pacific
  Sr Nts
   05-15-11               6.88                 75,000                   76,313
WCI Communities
   03-15-15               6.63                140,000(d)               127,050
William Lyon Homes
   04-01-13              10.75                100,000                  106,500
Total                                                                  605,897

Household products (0.4%)
Visant
   10-01-12               7.63                155,000                  148,413

Industrial services (1.6%)
Allied Waste North America
   04-15-11               6.38                 75,000                   71,625
  Series B
   02-15-11               5.75                 85,000                   79,263
   09-01-12               9.25                185,000                  198,875
Da-Lite Screen
  Sr Nts
   05-15-11               9.50                100,000                  104,250
Natl Waterworks
  Series B
   12-01-12              10.50                100,000                  112,250
Total                                                                  566,263

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
34 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - Income Opportunities Fund

Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Industrial transportation (0.4%)
Interpool
   08-01-07               7.20%              $100,000                 $102,000
TFM
  (U.S. Dollar)
   05-01-12               9.38                 40,000(c,d)              41,400
Total                                                                  143,400

Leisure time & entertainment (1.6%)
Loews Cineplex
   08-01-14               9.00                125,000(d)               121,250
Speedway Motorsports
  Sr Sub Nts
   06-01-13               6.75                100,000                  102,500
Vail Resorts
  Sr Sub Nts
   02-15-14               6.75                345,000                  343,275
Total                                                                  567,025

Lodging & gaming (7.2%)
Boyd Gaming
  Sr Sub Nts
   12-15-12               7.75                245,000                  260,312
   04-15-14               6.75                 50,000                   50,750
Caesars Entertainment
  Sr Nts
   04-15-13               7.00                245,000                  267,662
  Sr Sub Nts
   03-15-10               7.88                 50,000                   55,250
Circus & Eldorado Jt Venture/Silver Legacy Capital
  1st Mtge
   03-01-12              10.13                200,000                  208,000
MGM MIRAGE
   09-15-10               8.50                170,000                  187,425
  Sr Nts
   09-01-12               6.75                225,000                  230,063
Mohegan Tribal Gaming Authority
  Sr Nts
   02-15-13               6.13                115,000(d)               114,856
MTR Gaming Group
  Series B
   04-01-10               9.75                 60,000                   65,100
Penn Natl Gaming
  Sr Sub Nts
   12-01-11               6.88                 50,000                   51,000
Premier Entertainment Biloxi LLC/Finance
  1st Mtge
   02-01-12              10.75                 35,000                   34,650
River Rock Entertainment Authority
  Sr Nts
   11-01-11               9.75                235,000                  257,618
Riviera Holdings
   06-15-10              11.00                 75,000                   82,313
Seneca Gaming
  Sr Nts
   05-01-12               7.25                190,000                  191,900
Station Casinos
  Sr Nts
   04-01-12               6.00                100,000                  100,250
Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Lodging & gaming (cont.)
Virgin River Casino
   01-15-12               9.00%              $120,000(d)              $123,600
Wheeling Island Gaming
   12-15-09              10.13                210,000                  222,600
Total                                                                2,503,349

Machinery (1.3%)
Case New Holland
  Sr Nts
   08-01-11               9.25                170,000(d)               179,350
Gardner Denver
  Sr Sub Nts
   05-01-13               8.00                175,000(d)               175,498
Manitowoc
   11-01-13               7.13                100,000                  103,500
Total                                                                  458,348

Media (9.9%)
CanWest Media
  (U.S. Dollar) Series B
   04-15-13               7.63                100,000(c)               107,000
Corus Entertainment
  (U.S. Dollar) Sr Sub Nts
   03-01-12               8.75                100,000(c)               107,250
Dex Media East LLC/Finance
   11-15-12              12.13                 50,000                   59,875
Dex Media West LLC/Finance
  Sr Nts
   11-15-11               5.88                 50,000                   49,500
  Sr Sub Nts Series B
   08-15-13               9.88                370,000                  422,725
Emmis Operating
   05-15-12               6.88                260,000                  256,425
Entercom Radio
   03-01-14               7.63                160,000                  165,800
Lamar Media
   01-01-13               7.25                310,000                  327,050
Liberty Media
  Sr Nts
   05-15-13               5.70                250,000                  232,068
LIN TV
  Sr Sub Nts
   05-15-13               6.50                 20,000(d)                19,400
   05-15-13               6.50                 75,000                   72,750
PanAmSat
   08-15-14               9.00                 80,000                   87,000
Radio One
  Series B
   07-01-11               8.88                160,000                  171,600
RH Donnelley
   12-15-12              10.88                250,000                  289,375
Salem Communications
   12-15-10               7.75                474,000                  490,589
Shaw Communications
  (U.S. Dollar) Sr Nts
   04-06-11               7.25                180,000(c)               191,700

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Media (cont.)
Sun Media
  (U.S. Dollar)
   02-15-13               7.63%              $150,000(c)              $157,500
Susquehanna Media
  Sr Sub Nts
   04-15-13               7.38                185,000                  192,400
Total                                                                3,400,007

Metals (1.1%)
Earle M Jorgensen
   06-01-12               9.75                 50,000                   53,000
Euramax Intl
  Sr Sub Nts
   08-15-11               8.50                100,000                  112,000
Ispat Inland ULC
  (U.S. Dollar)
   04-01-14               9.75                 55,000(c)                64,075
Valmont Inds
   05-01-14               6.88                145,000                  145,000
Total                                                                  374,075

Miscellaneous (0.7%)
United Rentals North America
   02-15-12               6.50                245,000                  241,019

Multi-industry (0.2%)
TriMas
   06-15-12               9.88                 95,000                   76,950

Paper & packaging (6.8%)
Cascades
  (U.S. Dollar) Sr Nts
   02-15-13               7.25                125,000(c)               121,875
Crown European Holdings
  (U.S. Dollar)
   03-01-11               9.50                 25,000(c)                27,375
   03-01-13              10.88                325,000(c)               374,968
Domtar
  (U.S. Dollar)
   12-01-13               5.38                150,000(c)               136,323
Georgia-Pacific
   02-01-10               8.88                250,000                  283,750
Graphic Packaging Intl
  Sr Nts
   08-15-11               8.50                235,000                  233,825
JSG Funding
  (U.S. Dollar) Sr Nts
   10-01-12               9.63                335,000(c)               327,462
NewPage
   05-01-12              10.00                125,000(d)               122,188
Owens-Illinois Glass Container
   05-15-11               7.75                280,000                  298,200
   11-15-12               8.75                150,000                  165,000
   05-15-13               8.25                 90,000                   97,200
Silgan Holdings
  Sr Sub Nts
   11-15-13               6.75                150,000                  150,000
Total                                                                2,338,166

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
35 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - Income Opportunities Fund

Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Real estate investment trust (0.4%)
Starwood Hotels & Resorts
   11-15-15               7.38%              $125,000                 $137,344

Retail -- general (1.4%)
General Nutrition Centers
  Sr Nts
   01-15-11               8.63                 60,000(d)                53,700
Toys "R" Us
   04-15-13               7.88                 55,000                   49,225
   10-15-18               7.38                110,000                   88,000
United Auto Group
   03-15-12               9.63                270,000                  283,500
Total                                                                  474,425

Telecom equipment & services (3.2%)
CPI Holdco
  Sr Nts
   02-01-15               8.83                 75,000(b)                72,750
GCI
  Sr Nts
   02-15-14               7.25                 80,000                   74,800
   02-15-14               7.25                 95,000(d)                88,825
Inmarsat Finance
  (U.S. Dollar)
   06-30-12               7.63                105,000(c)               109,200
MCI
  Sr Nts
   05-01-09               7.69                 80,000                   83,800
   05-01-14               8.74                 35,000                   39,200
Qwest
   11-15-08               5.63                 25,000                   24,375
   03-15-12               9.13                435,000(d)               470,887
Qwest Communications Intl
  Sr Nts
   02-15-09               7.27                 45,000(b,d)              44,438
Qwest Services
   12-15-07              13.00                 40,000(d)                43,850
Valor Telecommunications Enterprises LLC/Finance
  Sr Nts
   02-15-15               7.75                 70,000(d)                68,075
Total                                                                1,120,200

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Utilities -- electric (5.3%)
Aquila
  Sr Nts
   11-15-09               7.63%               $80,000                  $80,400
   02-01-11               9.95                 50,000                   53,500
CMS Energy
  Sr Nts
   08-01-10               7.75                100,000                  105,500
   02-01-12               6.30                180,000                  176,400
DPL
  Sr Nts
   09-01-11               6.88                 75,000                   80,250
IPALCO Enterprises
   11-14-08               8.38                 65,000                   70,525
   11-14-11               8.63                145,000                  162,400
Midwest Generation LLC
  Series B
   01-02-16               8.56                 30,000                   32,550
NRG Energy
   12-15-13               8.00                145,000(d)               152,975
Potomac Edison
  1st Mtge
   11-15-14               5.35                110,000(d)               112,200
Reliant Energy
   07-15-13               9.50                285,000                  310,649
Sierra Pacific Power
   04-15-12               6.25                 75,000                   75,938
Texas Genco LLC/Financing
  Sr Nts
   12-15-14               6.88                212,000(d)               217,830
Utilicorp Canada Finance
  (U.S. Dollar)
   06-15-11               7.75                195,000(c)               195,975
Total                                                                1,827,092

Utilities -- natural gas (4.5%)
ANR Pipeline
   03-15-10               8.88                300,000                  326,763
Colorado Interstate Gas
  Sr Nts
   03-15-15               5.95                 30,000(d)                29,025
El Paso Natural Gas
  Sr Nts Series A
   08-01-10               7.63                100,000                  105,511
Southern Natural Gas
   09-15-08               6.13                200,000                  198,965
   03-15-10               8.88                100,000                  108,921
Southern Star Central
   08-01-10               8.50                200,000                  211,000
Transcontinental Gas Pipe Line
   12-01-26               7.25                150,000                  161,625
  Series B
   08-15-11               7.00                 75,000                   80,250
  Sr Nts Series B
   07-15-12               8.88                100,000                  119,000
Williams Companies
   01-15-31               7.50                200,000                  209,500
Total                                                                1,550,560

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Utilities -- telephone (1.2%)
Cincinnati Bell
   07-15-13               7.25%              $100,000                 $100,000
  Sr Nts
   02-15-15               7.00                160,000(d)               153,200
  Sr Sub Nts
   01-15-14               8.38                 55,000(d)                54,450
Citizens Communications
   05-15-11               9.25                100,000                  110,750
Total                                                                  418,400

Total bonds
(Cost: $31,044,488)                                                $31,065,662

Short-term securities (11.0%)
Issuer                 Effective              Amount                  Value(a)
                         yield              payable at
                                             maturity

U.S. government agencies
Federal Home Loan Mtge Corp Disc Nts
   06-21-05               2.97%            $1,000,000                 $998,273
   06-30-05               2.97              1,500,000                1,496,300
Federal Natl Mtge Assn Disc Nts
   06-06-05               2.74                500,000                  499,772
   06-13-05               2.85                800,000                  799,177

Total short-term securities
(Cost: $3,793,819)                                                  $3,793,522

Total investments in securities
(Cost: $34,838,307)(e)                                             $34,859,184

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
36 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - Income Opportunities Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2005.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on May 31, 2005.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. At May 31, 2005, the value of foreign securities represented 10.7% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, the value of these securities amounted to $6,182,996 or 17.9% of net assets.

(e) At May 31, 2005, the cost of securities for federal income tax purposes was approximately $34,838,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                        $ 351,000
      Unrealized depreciation                                         (330,000)
                                                                      --------
      Net unrealized appreciation                                    $  21,000
                                                                     ---------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com.

--------------------------------------------------------------------------------
37 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

Investments in Securities

AXP VP - Inflation Protected Securities Fund

May 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (98.9%)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Foreign government (1.2%)
Bundesrepublik Deutschland
  (European Monetary Unit)
   01-04-07               6.00%               254,000(c)              $331,181
United Kingdom Treasury
  (British Pound)
   12-07-06               7.50                175,000(c)               332,901
Total                                                                  664,082

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

U.S. government obligations & agencies (97.7%)(b)
U.S. Treasury
Inflation-Indexed Bond
   01-15-07               3.38%            $5,580,356               $5,773,968
   01-15-08               3.63              7,260,934                7,731,624
   01-15-09               3.88              3,275,841                3,581,537
   04-15-10               0.88              2,570,627                2,520,466
   07-15-12               3.00              7,013,135                7,755,068
   01-15-14               2.00              6,986,478                7,226,904
   07-15-14               2.00              4,034,280                4,173,891
   01-15-25               2.38              2,532,318                2,778,696
   04-15-28               3.63              7,479,636               10,058,011
   04-15-29               3.88              1,986,663                2,789,048
Total                                                               54,389,213

Total bonds
(Cost: $54,716,346)                                                $55,053,295

Short-term securities (2.0%)
Issuer                 Effective              Amount                  Value(a)
                         yield              payable at
                                             maturity

U.S. government agency
Federal Home Loan Mtge Corp Disc Nts
   06-28-05               2.97%              $500,000                 $498,847
   06-30-05               2.97                400,000                  399,013
   07-05-05               2.96                200,000                  199,426

Total short-term securities
(Cost: 1,097,377)                                                   $1,097,286

Total investments in securities
(Cost: $55,813,723)(d)                                             $56,150,581

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2005.

(b) U.S. Treasury inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. At May 31, 2005, the value of foreign securities represented 1.2% of net assets.

(d) At May 31, 2005, the cost of securities for federal income tax purposes was approximately $55,814,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                        $ 452,000
      Unrealized depreciation                                         (115,000)
                                                                      --------
      Net unrealized appreciation                                    $ 337,000
                                                                     ---------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com.

--------------------------------------------------------------------------------
38 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

Investments in Securities

AXP VP - Large Cap Equity Fund

May 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (98.6%)
Issuer                                        Shares                  Value(a)

Aerospace & defense (3.1%)
Boeing                                        202,979              $12,970,358
Empresa Brasileira de
  Aeronautica ADR                             207,753(c)             6,294,916
General Dynamics                               20,652                2,230,003
Goodrich                                      201,823                8,448,311
Honeywell Intl                                327,482               11,864,673
Lockheed Martin                               227,552               14,765,848
Northrop Grumman                              131,905                7,349,747
United Technologies                           134,044               14,302,495
Total                                                               78,226,351

Automotive & related (0.3%)
Ford Motor                                    138,753                1,384,755
General Motors                                105,718(d)             3,333,288
Genuine Parts                                  13,255                  569,435
Johnson Controls                               14,212                  805,252
Lear                                           18,750                  706,875
Total                                                                6,799,605

Banks and savings & loans (4.8%)
Bank of America                             1,031,480               47,778,153
Bank of New York                              175,347                5,053,501
BankAtlantic Bancorp Cl A                      93,185                1,653,102
Commerce Bancorp                              162,230(d)             4,501,883
Fifth Third Bancorp                             7,250                  308,995
ICICI Bank ADR                                 64,400(c)             1,251,292
PNC Financial
  Services Group                              101,863                5,566,813
Regions Financial                              38,588                1,299,644
Sovereign Bancorp                              76,072                1,697,927
State Street                                   56,405                2,707,440
US Bancorp                                    261,837                7,679,679
Wachovia                                      347,791               17,650,393
Wells Fargo & Co                              376,026               22,715,730
Total                                                              119,864,552

Beverages & tobacco (2.5%)
Altria Group                                  567,543               38,104,836
Coca-Cola Enterprises                          69,899                1,529,390
Fortune Brands                                 10,881                  941,207
PepsiCo                                       407,196               22,925,135
Total                                                               63,500,568

Broker dealers (2.0%)
Franklin Resources                            204,673(d)            14,765,110
Legg Mason                                     41,122                3,379,406
Merrill Lynch & Co                            316,136               17,153,540
Morgan Stanley                                312,748               15,312,142
Total                                                               50,610,198

Building materials & construction (0.2%)
American Standard
  Companies                                    52,760                2,258,128
Masco                                          78,716                2,520,486
Total                                                                4,778,614

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Cable (4.0%)
Comcast Cl A                                  426,040(b)           $13,718,488
Comcast Special Cl A                          171,550(b)             5,427,842
EchoStar
  Communications Cl A                          53,470                1,562,928
NTL                                         1,221,008(b)            78,486,394
RCN                                            24,898(b)               514,393
Total                                                               99,710,045

Cellular telecommunications (2.1%)
Millicom Intl Cellular                        153,316(b,c)           2,741,290
Nextel
  Communications Cl A                       1,131,792(b)            34,157,482
Nextel Partners Cl A                          127,042(b)             3,017,248
Telesystem Intl Wireless                      816,343(b,c)          12,514,538
Total                                                               52,430,558

Chemicals (0.9%)
Dow Chemical                                  319,294               14,460,826
Eastman Chemical                               30,476                1,791,379
EI du Pont de Nemours & Co                     68,502                3,186,028
Lyondell Chemical                             138,902                3,297,533
RPM Intl                                       45,663                  803,669
Total                                                               23,539,435

Computer hardware (3.6%)
Cisco Systems                               1,079,893(b)            20,928,326
Dell                                          809,574(b)            32,293,908
EMC                                           860,839(b)            12,103,396
Hewlett-Packard                               855,863               19,265,476
Sun Microsystems                            1,655,852(b)             6,308,796
Total                                                               90,899,902

Computer software & services (3.9%)
3Com                                          233,154(b)               853,344
Accenture Cl A                                143,393(b,c)           3,338,189
Adobe Systems                                   6,388                  211,187
Affiliated Computer
  Services Cl A                               136,597(b)             7,066,163
Cadence Design Systems                        195,880(b)             2,736,444
Electronic Arts                                37,973(b)             1,995,101
First Data                                     26,224                  992,054
Google Cl A                                    34,672(b)             9,652,685
Infosys Technologies ADR                       20,093(c)             1,453,528
Intl Business Machines                        228,640               17,273,752
Macromedia                                     21,364(b)               944,716
Microsoft                                     969,785               25,020,452
Oracle                                        864,108(b)            11,077,865
Paychex                                        87,208                2,518,567
Satyam Computer
  Services ADR                                 42,082(c)             1,039,846
Symantec                                      364,916(b)             8,250,751
VERITAS Software                              110,951(b)             2,759,351
Total                                                               97,183,995

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Electronics (3.6%)
Analog Devices                                 44,829               $1,662,259
ASML Holding                                  218,911(b,c)           3,528,845
Broadcom Cl A                                 225,044(b)             7,986,812
Credence Systems                              115,721(b)               916,510
Cypress Semiconductor                         201,656(b)             2,607,412
Flextronics Intl                              357,100(b,c)           4,563,738
Freescale
  Semiconductor Cl A                          541,929(b)            10,946,966
Freescale
  Semiconductor Cl B                          237,864(b)             4,804,853
Harman Intl Inds                                3,200                  265,152
Intel                                       1,185,530               31,926,323
Linear Technology                              78,742                2,950,463
Maxim Integrated Products                      25,423                1,001,666
MEMC Electronic Materials                     145,360(b)             1,991,432
Sanmina-SCI                                   357,628(b)             1,834,632
Solectron                                     469,196(b)             1,712,565
Texas Instruments                             311,538                8,610,910
Xilinx                                        104,861                2,909,893
Total                                                               90,220,431

Energy (5.9%)
Amerada Hess                                   29,799                2,766,837
Anadarko Petroleum                            178,871               13,540,535
BP ADR                                        115,484(c)             6,952,137
Burlington Resources                           17,675                  895,769
Chevron                                       509,930               27,424,035
ConocoPhillips                                292,307               31,522,387
Devon Energy                                   62,328                2,860,855
Exxon Mobil                                   890,197               50,029,072
Marathon Oil                                   55,225                2,677,860
Newfield Exploration                           85,980(b)             3,305,931
Occidental Petroleum                           26,343                1,925,937
Royal Dutch Petroleum                          36,000(c)             2,108,880
Total                                                              146,010,235

Energy equipment & services (0.9%)
Cooper Cameron                                 30,858(b)             1,824,016
GlobalSantaFe                                  48,390                1,773,010
Halliburton                                   143,465                6,131,694
Schlumberger                                   80,423                5,498,521
Transocean                                    107,049(b)             5,332,111
Weatherford Intl                               50,634(b)             2,661,829
Total                                                               23,221,181

Finance companies (1.9%)
Citigroup                                     973,059               45,840,809
National Financial Partners                    38,862                1,486,083
Total                                                               47,326,892

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
39 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - Large Cap Equity Fund

Issuer                                        Shares                  Value(a)

Financial services (4.9%)
Capital One Financial                         160,580              $12,107,732
Countrywide Financial                         658,450               24,474,587
Fannie Mae                                    454,008               26,895,434
Freddie Mac                                   334,032               21,725,441
Investors Financial Services                  176,006                7,302,489
JPMorgan Chase & Co                           676,167               24,172,970
MBNA                                          227,711                4,802,425
Nomura Holdings                               143,700(c)             1,810,634
Total                                                              123,291,712

Food (1.7%)
General Mills                                  82,570                4,087,215
HJ Heinz                                       92,507                3,364,480
Kellogg                                       429,617               19,543,277
Sara Lee                                      773,870               15,701,822
Total                                                               42,696,794

Furniture & appliances (0.1%)
Leggett & Platt                                35,301                  940,419
Tempur-Pedic Intl                              86,077(b)             2,008,176
Total                                                                2,948,595

Health care products (9.4%)
Abbott Laboratories                           235,119               11,342,141
Allergan                                       16,463                1,272,755
Amgen                                         203,110(b)            12,710,624
Baxter Intl                                   316,961               11,695,861
Biogen Idec                                    24,837(b)               971,127
Boston Scientific                              62,786(b)             1,700,873
Bristol-Myers Squibb                          447,677               11,353,089
Eli Lilly & Co                                 84,410                4,921,103
Genentech                                     136,160(b)            10,790,680
Gilead Sciences                                69,339(b)             2,829,031
GlaxoSmithKline ADR                            98,529(c)             4,896,891
Guidant                                        39,392                2,910,675
Johnson & Johnson                             654,825               43,938,757
Medco Health Solutions                        160,586(b)             8,029,300
Medtronic                                     170,561                9,167,654
Merck & Co                                    292,720                9,495,837
Novartis ADR                                  227,287(c)            11,098,424
OSI Pharmaceuticals                            83,772(b)             3,113,805
Pfizer                                      1,780,365               49,672,183
Roche Holding                                  16,805(c)             2,117,195
Schering-Plough                               431,449                8,413,256
Wyeth                                         234,660               10,177,204
Total                                                              232,618,465

Health care services (2.4%)
Aetna                                          37,234                2,904,624
AmerisourceBergen                              72,312                4,669,186
Cardinal Health                               156,059                9,040,498
Community Health Systems                       31,824(b)             1,157,439
HCA                                           419,607               22,658,777
HealthSouth                                   655,431(b)             3,480,339
Hospira                                        67,157(b)             2,557,339
Magellan Health Services                      117,644(b)             3,819,901
McKesson                                       62,805                2,529,157
UnitedHealth Group                            124,232                6,035,191
WellPoint                                       5,523(b)               734,559
Total                                                               59,587,010

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Home building (0.1%)
Centex                                          9,296                 $608,702
Pulte Homes                                     9,535                  728,951
Total                                                                1,337,653

Household products (3.8%)
Avon Products                                 254,710               10,122,175
Colgate-Palmolive                             203,338               10,160,800
Gillette                                      557,618               29,408,773
Procter & Gamble                              665,423               36,698,079
Spectrum Brands                               213,705(b)             7,900,674
Total                                                               94,290,501

Industrial transportation (0.1%)
Burlington Northern Santa Fe                   27,612                1,364,585
Norfolk Southern                               62,275                1,987,818
Total                                                                3,352,403

Insurance (3.7%)
ACE                                           386,864(c)            16,720,261
AFLAC                                          81,899                3,402,903
Allstate                                       74,998                4,364,884
American Intl Group                           785,956               43,659,855
Assurant                                       34,952                1,228,563
Chubb                                         116,295                9,795,528
CIGNA                                          27,886                2,711,914
Endurance Specialty Holdings                   59,350(c)             2,163,308
First American                                 45,031                1,742,700
Hartford Financial
  Services Group                               29,809                2,229,415
Montpelier Re Holdings                         19,972(c)               686,038
State Auto Financial                           58,583                1,581,741
United America
  Indemnity Cl A                               65,592(b,c)           1,118,344
Total                                                               91,405,454

Investment companies (4.1%)
Consumer Discretionary Select
  Sector SPDR Fund                            244,232(d)             8,052,329
Energy Select Sector
  SPDR Fund                                   468,538(d)            19,528,664
Health Care Select Sector
  SPDR Fund                                   454,006(d)            14,187,688
Industrial Select Sector
  SPDR Fund                                   479,168(d)            14,494,832
iShares Dow Jones
  US Healthcare Sector
  Index Fund                                  232,732(d)            14,299,054
Materials Select Sector
  SPDR Trust                                  546,800(d)            15,217,444
Utilities Select Sector
  SPDR Fund                                   572,602(d)            17,195,238
Total                                                              102,975,249

Leisure time & entertainment (1.7%)
Cendant                                     1,154,272               24,482,109
Harley-Davidson                                21,613                1,059,685
Mattel                                         85,382                1,552,245
Viacom Cl B                                   379,131               13,000,402
Warner Music Group                            125,648(b)             2,060,627
Total                                                               42,155,068

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Lodging & gaming (0.1%)
GTECH Holdings                                 53,797               $1,519,227

Machinery (0.4%)
Caterpillar                                    51,652                4,860,970
Illinois Tool Works                            39,044                3,296,485
Ingersoll-Rand Cl A                            19,703(c)             1,525,209
Total                                                                9,682,664

Media (2.9%)
Clear Channel
  Communications                               41,352                1,208,719
eBay                                           95,098(b)             3,614,675
EW Scripps Cl A                                46,436                2,372,880
Gannett                                        20,056                1,493,370
Liberty Media Cl A                            788,124(b)             8,188,608
Liberty Media Intl Cl A                        58,892(b)             2,468,164
McGraw-Hill Companies                          28,344                1,237,499
News Corp Cl A                                198,132                3,195,869
Omnicom Group                                  13,830                1,132,539
Reader's Digest Assn                           56,060                  949,656
Time Warner                                   592,258(b)            10,305,289
Tribune                                       119,195                4,312,475
Univision
  Communications Cl A                          24,203(b)               644,042
Vivendi Universal ADR                         553,680(c)            16,931,534
Walt Disney                                   356,730                9,788,671
Yahoo!                                        106,678(b)             3,968,422
Total                                                               71,812,412

Metals (0.2%)
Alcan                                          52,374(c)             1,580,124
Alcoa                                         130,288                3,530,804
Kinross Gold                                  208,266(b,c)           1,110,058
Total                                                                6,220,986

Multi-industry (3.1%)
3M                                             58,036                4,448,459
Career Education                               25,780(b)               893,793
Emerson Electric                               31,858                2,117,601
General Electric                              977,344               35,653,510
ITT Inds                                       14,530                1,380,350
Manpower                                       17,326                  690,095
Monsanto                                       92,478                5,271,246
Sony                                           78,500(c)             2,931,616
Tyco Intl                                     858,865(c)            24,846,964
Total                                                               78,233,634

Paper & packaging (0.6%)
Avery Dennison                                 33,504                1,757,285
Bowater                                        83,784                2,630,818
Intl Paper                                    122,733                3,953,230
Temple-Inland                                  95,092                3,396,686
Weyerhaeuser                                   39,843                2,555,928
Total                                                               14,293,947

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
40 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - Large Cap Equity Fund

Issuer                                        Shares                  Value(a)

Precious metals (0.7%)
Barrick Gold                                  117,045(c,d)          $2,690,865
Coeur d'Alene Mines                         1,650,878(b)             5,497,423
Glamis Gold                                    81,614(b,c)           1,166,264
Harmony Gold Mining ADR                       187,250(c)             1,432,463
Newmont Mining                                129,863                4,836,098
Stillwater Mining                             107,900(b)               728,325
Total                                                               16,351,438

Real estate investment trust (0.5%)
Apartment Investment &
  Management Cl A                              52,727                1,956,172
Equity Office Properties Trust                163,266                5,304,512
HomeBanc                                      542,777                5,123,815
Total                                                               12,384,499

Restaurants (0.1%)
Applebee's Intl                                53,486                1,458,563

Retail -- drugstores (0.4%)
CVS                                           180,617                9,906,842

Retail -- general (3.0%)
AutoZone                                        5,276(b)               477,584
Bed Bath & Beyond                              23,774(b)               966,413
Dollar General                                 50,192                  984,265
Federated Dept Stores                          54,685                3,688,503
Gap                                           140,979                2,960,559
Home Depot                                    266,265               10,477,528
JC Penney                                       9,100                  452,816
Lowe's Companies                               56,154                3,212,570
PETCO Animal Supplies                         101,753(b)             3,061,748
Staples                                        59,539                1,281,875
Target                                        259,254               13,921,940
Wal-Mart Stores                               730,651               34,508,646
Total                                                               75,994,447

Retail -- grocery (0.1%)
Safeway                                        90,537(b)             1,992,719

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Telecom equipment & services (5.9%)
CIENA                                       1,115,712(b)            $2,432,252
Corning                                       155,661(b)             2,440,764
Hutchison Telecommunications
  Intl ADR                                    315,176(b,c,d)         4,409,312
Motorola                                    2,324,309               40,373,248
Nokia ADR                                   3,212,207(c)            54,157,811
Qwest Communications Intl                   1,605,694(b)             6,294,320
Telewest Global                             1,254,174(b,c)          26,224,778
Vodafone Group ADR                            446,531(c)            11,243,651
Total                                                              147,576,136

Textiles & apparel (0.1%)
Coach                                          23,896(b)               693,940
Nike Cl B                                      20,696                1,701,211
Total                                                                2,395,151

Utilities -- electric (1.7%)
Dominion Resources                            126,661                8,905,535
Duke Energy                                    70,262                1,930,800
Entergy                                        81,066                5,822,971
Exelon                                        216,499               10,142,978
FPL Group                                      62,414                2,537,129
PPL                                            52,078                2,995,006
Southern                                      220,742                7,494,191
TXU                                            16,192                1,299,894
Xcel Energy                                    81,787                1,507,334
Total                                                               42,635,838

Utilities -- natural gas (0.1%)
ONEOK                                         106,411                3,282,779

Utilities -- telephone (7.1%)
ALLTEL                                         33,891                1,971,439
BellSouth                                     369,066                9,876,206
Citizens Communications                        64,710                  882,644
KT ADR                                        104,923(c)             2,196,038
MCI                                           907,072               23,239,185
SBC Communications                            298,447                6,977,691
Sprint                                      5,177,796              122,661,988
Verizon Communications                        174,320                6,167,442
Total                                                              173,972,633

Total common stocks
(Cost: $2,320,950,774)                                          $2,460,695,381

Short-term securities (5.3%)(e)
Issuer                 Effective              Amount                  Value(a)
                         yield              payable at
                                             maturity

U.S. government agencies (2.7%)
Federal Home Loan Mtge Corp Disc Nt
   06-30-05               2.97%           $38,200,000              $38,105,772
Federal Natl Mtge Assn Disc Nts
   06-06-05               2.74             10,500,000               10,495,215
   06-13-05               2.79             20,000,000               19,979,896
Total                                                               68,580,883

Commercial paper (2.6%)
BNP Paribas North America
   06-01-05               3.06              4,500,000                4,499,618
Chariot Funding LLC
   06-01-05               3.03             15,000,000               14,998,737
   06-15-05               3.02             10,000,000                9,987,417
Jupiter Securitization
   06-08-05               3.02             15,000,000               14,989,934
Neiuw Amsterdam
   06-27-05               3.04             10,000,000                9,977,275
Variable Funding Capital
   06-16-05               3.02             10,000,000                9,986,578
Total                                                               64,439,559

Total short-term securities
(Cost: $133,030,628)                                              $133,020,442

Total investments in securities
(Cost: $2,453,981,402)(f)                                       $2,593,715,823

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
41 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - Large Cap Equity Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2005.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At May 31, 2005, the value of foreign securities represented 9.6% of net assets.

(d)   At May 31, 2005, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 4.1% of net assets. 1.2% of net assets is the Fund's cash equivalent position.

(f) At May 31, 2005, the cost of securities for federal income tax purposes was approximately $2,453,981,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $198,786,000
      Unrealized depreciation                                      (59,052,000)
                                                                   -----------
      Net unrealized appreciation                                 $139,734,000
                                                                  ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com.

--------------------------------------------------------------------------------
42 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

Investments in Securities

AXP VP - Large Cap Value Fund

May 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (98.2%)
Issuer                                        Shares                  Value(a)

Aerospace & defense (4.5%)
Boeing                                            874                  $55,849
Empresa Brasileira de
  Aeronautica ADR                               2,489(c)                75,417
General Dynamics                                  321                   34,662
Goodrich                                          755                   31,604
Honeywell Intl                                  2,380                   86,227
Lockheed Martin                                 1,336                   86,693
Northrop Grumman                                2,038                  113,557
United Technologies                               873                   93,149
Total                                                                  577,158

Automotive & related (0.3%)
General Motors                                    964                   30,395
Lear                                              286                   10,782
Total                                                                   41,177

Banks and savings & loans (8.7%)
Bank of America                                 9,400                  435,408
Bank of New York                                2,709                   78,073
Commerce Bancorp                                  641                   17,788
PNC Financial Services Group                    1,137                   62,137
Regions Financial                                 587                   19,770
Sovereign Bancorp                               1,154                   25,757
State Street                                      879                   42,192
US Bancorp                                      4,045                  118,640
Wachovia                                        2,661                  135,046
Wells Fargo & Co                                2,998                  181,109
Total                                                                1,115,920

Beverages & tobacco (3.1%)
Altria Group                                    3,781                  253,857
Coca-Cola Enterprises                           1,066                   23,324
PepsiCo                                         2,154                  121,270
Total                                                                  398,451

Broker dealers (3.1%)
Franklin Resources                                852                   61,463
Legg Mason                                        251                   20,627
Merrill Lynch & Co                              3,102                  168,315
Morgan Stanley                                  2,929                  143,404
Total                                                                  393,809

Building materials & construction (0.6%)
American Standard Companies                       793                   33,940
Masco                                           1,228                   39,321
Total                                                                   73,261

Cable (2.4%)
Comcast Cl A                                    1,903(b)                61,277
Comcast Special Cl A                            2,651(b)                83,878
EchoStar Communications Cl A                      816                   23,852
NTL                                             2,122(b)               136,401
Total                                                                  305,408

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Chemicals (2.1%)
Dow Chemical                                    3,895                 $176,405
Eastman Chemical                                  464                   27,274
Lyondell Chemical                               2,154                   51,136
RPM Intl                                          689                   12,126
Total                                                                  266,941

Computer hardware (2.5%)
Cisco Systems                                   2,035(b)                39,438
Dell                                            2,205(b)                87,957
EMC                                             2,056(b)                28,907
Hewlett-Packard                                 6,684                  150,458
Sun Microsystems                                3,080(b)                11,735
Total                                                                  318,495

Computer software & services (2.8%)
Accenture Cl A                                    541(b,c)              12,594
Affiliated Computer
  Services Cl A                                 1,739(b)                89,958
Cadence Design Systems                          2,991(b)                41,784
Google Cl A                                        34(b)                 9,466
Intl Business Machines                          1,477                  111,588
Microsoft                                       2,772                   71,518
VERITAS Software                                  716(b)                17,807
Total                                                                  354,715

Electronics (2.3%)
Broadcom Cl A                                     834(b)                29,599
Credence Systems                                1,723(b)                13,646
Cypress Semiconductor                           3,069(b)                39,682
Flextronics Intl                                1,707(b,c)              21,815
Freescale Semiconductor Cl A                    1,706(b)                34,461
Freescale Semiconductor Cl B                      295(b)                 5,959
Intel                                           2,377                   64,014
MEMC Electronic Materials                       2,152(b)                29,482
Sanmina-SCI                                     2,437(b)                12,502
Solectron                                       3,594(b)                13,118
Texas Instruments                               1,160                   32,062
Total                                                                  296,340

Energy (10.4%)
Anadarko Petroleum                              1,841                  139,364
BP ADR                                          1,784(c)               107,397
Chevron                                         4,322                  232,437
ConocoPhillips                                  3,061                  330,098
Devon Energy                                      963                   44,202
Exxon Mobil                                     7,087                  398,288
Newfield Exploration                            1,312(b)                50,446
Royal Dutch Petroleum                             550(c)                32,219
Total                                                                1,334,451

Energy equipment & services (1.3%)
Cooper Cameron                                    469(b)                27,723
Halliburton                                     1,053                   45,004
Schlumberger                                      273                   18,665

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Energy equipment & services (cont.)
Transocean                                        802(b)               $39,948
Weatherford Intl                                  782(b)                41,110
Total                                                                  172,450

Finance companies (3.4%)
Citigroup                                       9,339                  439,960

Financial services (7.2%)
Capital One Financial                           1,130                   85,202
Countrywide Financial                           4,082                  151,728
Fannie Mae                                      3,204                  189,805
Freddie Mac                                     2,611                  169,819
Investors Financial Services                    1,038                   43,067
JPMorgan Chase & Co                             6,704                  239,668
MBNA                                            1,696                   35,769
Total                                                                  915,058

Food (1.9%)
General Mills                                   1,276                   63,162
HJ Heinz                                        1,436                   52,227
Kellogg                                         1,203                   54,724
Sara Lee                                        3,472                   70,448
Total                                                                  240,561

Furniture & appliances (0.1%)
Leggett & Platt                                   539                   14,359

Health care products (4.3%)
Baxter Intl                                     1,148                   42,361
Bristol-Myers Squibb                            1,463                   37,102
GlaxoSmithKline ADR                               370(c)                18,389
Guidant                                           233                   17,216
Johnson & Johnson                               1,006                   67,503
Medco Health Solutions                            912(b)                45,600
Merck & Co                                      1,957                   63,485
Novartis ADR                                      921(c)                44,972
Pfizer                                          5,483                  152,976
Schering-Plough                                 1,750                   34,125
Wyeth                                             729                   31,617
Total                                                                  555,346

Health care services (1.6%)
Cardinal Health                                   468                   27,111
HCA                                             2,565                  138,510
Hospira                                         1,025(b)                39,032
Total                                                                  204,653

Household products (2.6%)
Avon Products                                   1,135                   45,105
Colgate-Palmolive                               1,681                   84,000
Gillette                                        1,227                   64,712
Procter & Gamble                                1,868                  103,019
Spectrum Brands                                 1,049(b)                38,782
Total                                                                  335,618

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
43 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - Large Cap Value Fund

Issuer                                        Shares                  Value(a)

Industrial transportation (0.2%)
Burlington Northern Santa Fe                      421                  $20,806

Insurance (5.9%)
ACE                                             3,154(c)               136,316
AFLAC                                             319                   13,254
Allstate                                        1,159                   67,454
American Intl Group                             4,457                  247,585
Assurant                                          533                   18,735
Chubb                                           1,468                  123,650
CIGNA                                             426                   41,429
Endurance Specialty Holdings                      908(c)                33,097
First American                                    684                   26,471
Hartford Financial
  Services Group                                  455                   34,029
Montpelier Re Holdings                            305(c)                10,477
Total                                                                  752,497

Leisure time & entertainment (1.9%)
Cendant                                         4,397                   93,260
Mattel                                          1,302                   23,670
Viacom Cl B                                     3,830                  131,331
Total                                                                  248,261

Machinery (0.7%)
Caterpillar                                       400                   37,645
Illinois Tool Works                               266                   22,458
Ingersoll-Rand Cl A                               301(c)                23,300
Total                                                                   83,403

Media (3.6%)
EW Scripps Cl A                                   709                   36,230
Liberty Media Cl A                             12,175(b)               126,498
Liberty Media Intl Cl A                           898(b)                37,635
Reader's Digest Assn                              855                   14,484
Time Warner                                     3,789(b)                65,929
Tribune                                         1,472                   53,257
Vivendi Universal ADR                           1,254(c)                38,347
Walt Disney                                     3,197                   87,726
Total                                                                  460,106

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Metals (0.4%)
Alcan                                             800(c)               $24,136
Alcoa                                           1,031                   27,940
Total                                                                   52,076

Multi-industry (2.1%)
General Electric                                2,656                   96,891
ITT Inds                                          222                   21,090
Manpower                                          265                   10,555
Tyco Intl                                       4,688(c)               135,624
Total                                                                  264,160

Paper & packaging (1.7%)
Avery Dennison                                    511                   26,802
Bowater                                         1,278                   40,129
Intl Paper                                      1,896                   61,071
Temple-Inland                                   1,449                   51,758
Weyerhaeuser                                      615                   39,452
Total                                                                  219,212

Real estate investment trust (1.0%)
Apartment Investment &
  Management Cl A                                 804                   29,828
Equity Office Properties Trust                  2,522                   81,940
HomeBanc                                        1,354                   12,782
Total                                                                  124,550

Retail -- drugstores (0.5%)
CVS                                             1,060                   58,141

Retail -- general (2.3%)
Federated Dept Stores                             407                   27,452
Gap                                               933                   19,593
Home Depot                                      1,606                   63,196
PETCO Animal Supplies                             785(b)                23,621
Target                                          1,388                   74,536
Wal-Mart Stores                                 1,805                   85,250
Total                                                                  293,648

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Telecom equipment & services (2.7%)
Motorola                                        6,640                 $115,337
Nokia ADR                                       8,944(c)               150,796
Vodafone Group ADR                              3,341(c)                84,126
Total                                                                  350,259

Utilities -- electric (4.0%)
Dominion Resources                              1,576                  110,809
Entergy                                         1,253                   90,003
Exelon                                          2,577                  120,732
FPL Group                                         952                   38,699
PPL                                               795                   45,720
Southern                                        2,515                   85,384
Xcel Energy                                     1,248                   23,001
Total                                                                  514,348

Utilities -- natural gas (0.4%)
ONEOK                                           1,644                   50,717

Utilities -- telephone (5.6%)
BellSouth                                       5,702                  152,586
Citizens Communications                           987                   13,463
KT ADR                                          1,602(c)                33,530
MCI                                             3,481                   89,183
SBC Communications                              4,611                  107,805
Sprint                                          9,260                  219,369
Verizon Communications                          2,701                   95,561
Total                                                                  711,497

Total common stocks
(Cost: $11,978,046)                                                $12,557,812

Total investments in securities
(Cost: $11,978,046)(d)                                             $12,557,812

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
44 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - Large Cap Value Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2005.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At May 31, 2005, the value of foreign securities represented 7.7% of net assets.

(d) At May 31, 2005, the cost of securities for federal income tax purposes was approximately $11,978,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                        $ 849,000
      Unrealized depreciation                                         (269,000)
                                                                      --------
      Net unrealized appreciation                                    $ 580,000
                                                                     ---------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com.

--------------------------------------------------------------------------------
45 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

Investments in Securities

AXP VP - Managed Fund

May 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (64.4%)
Issuer                                        Shares                  Value(a)

Aerospace & defense (3.0%)
Boeing                                        112,600               $7,195,140
Empresa Brasileira de
  Aeronautica ADR                             320,700(c)             9,717,210
General Dynamics                               41,346                4,464,541
Goodrich                                       97,300                4,072,978
Honeywell Intl                                306,635               11,109,386
Lockheed Martin                               172,083               11,166,466
Northrop Grumman                              262,600               14,632,072
United Technologies                           112,500               12,003,750
Total                                                               74,361,543

Automotive & related (0.2%)
General Motors                                124,256(o)             3,917,792
Lear                                           36,900                1,391,130
Total                                                                5,308,922

Banks and savings & loans (5.7%)
Bank of America                             1,211,102               56,098,244
Bank of New York                              349,000               10,058,180
Commerce Bancorp                               82,600(o)             2,292,150
PNC Financial
  Services Group                              146,500                8,006,225
Regions Financial                              75,630                2,547,218
Sovereign Bancorp                             148,699                3,318,962
State Street                                  113,234                5,435,232
US Bancorp                                    521,200               15,286,796
Wachovia                                      342,816               17,397,912
Wells Fargo & Co                              386,300               23,336,383
Total                                                              143,777,302

Beverages & tobacco (2.0%)
Altria Group                                  487,200               32,710,608
Coca-Cola Enterprises                         137,400                3,006,312
PepsiCo                                       277,474               15,621,786
Total                                                               51,338,706

Broker dealers (2.0%)
Franklin Resources                            109,725                7,915,562
Legg Mason                                     32,300                2,654,414
Merrill Lynch & Co                            399,700               21,687,722
Morgan Stanley                                377,440               18,479,462
Total                                                               50,737,160

Building materials & construction (0.4%)
American Standard
  Companies                                   104,000                4,451,200
Masco                                         157,650                5,047,953
Total                                                                9,499,153

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Cable (1.6%)
Comcast Cl A                                  245,231(b)            $7,896,438
Comcast Special Cl A                          341,500(b)            10,805,060
EchoStar
  Communications Cl A                         105,133                3,073,038
NTL                                           273,364(b)            17,571,838
Total                                                               39,346,374

Chemicals (1.4%)
Dow Chemical                                  501,800               22,726,523
Eastman Chemical                               59,798                3,514,926
Lyondell Chemical                             278,730                6,617,050
RPM Intl                                       88,800                1,562,880
Total                                                               34,421,379

Computer hardware (1.6%)
Cisco Systems                                 262,200(b)             5,081,436
Dell                                          284,075(b)            11,331,752
EMC                                           264,900(b)             3,724,494
Hewlett-Packard                               861,238               19,386,467
Sun Microsystems                              396,822(b)             1,511,892
Total                                                               41,036,041

Computer software & services (1.8%)
Accenture Cl A                                 69,750(b,c)           1,623,780
Affiliated Computer
  Services Cl A                               224,100(b,o)          11,592,693
Cadence Design Systems                        385,400(b)             5,384,038
Google Cl A                                     4,395(b)             1,223,568
Intl Business Machines                        190,265               14,374,521
Microsoft                                     357,490                9,223,242
VERITAS Software                               92,200(b)             2,293,014
Total                                                               45,714,856

Electronics (1.5%)
Broadcom Cl A                                 107,438(b)             3,812,975
Credence Systems                              227,100(b)             1,798,632
Cypress Semiconductor                         395,446(b)             5,113,117
Flextronics Intl                              219,900(b,c)           2,810,322
Freescale
  Semiconductor Cl A                          219,844(b)             4,440,849
Freescale
  Semiconductor Cl B                           37,994(b)               767,479
Intel                                         306,300                8,248,658
MEMC Electronic Materials                     286,044(b)             3,918,803
Sanmina-SCI                                   315,556(b)             1,618,802
Solectron                                     463,088(b)             1,690,271
Texas Instruments                             149,400                4,129,416
Total                                                               38,349,324

Energy (6.9%)
Anadarko Petroleum                            237,200               17,956,040
BP ADR                                        229,900(c)            13,839,980
Chevron                                       556,900               29,950,082
ConocoPhillips                                394,410               42,533,174

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Energy (cont.)
Devon Energy                                  124,100               $5,696,190
Exxon Mobil                                   913,100               51,316,219
Newfield Exploration                          169,000(b)             6,498,050
Royal Dutch Petroleum                          70,800(c)             4,147,464
Total                                                              171,937,199

Energy equipment & services (0.9%)
Cooper Cameron                                 60,480(b)             3,574,973
Halliburton                                   135,660                5,798,108
Schlumberger                                   35,124                2,401,428
Transocean                                    103,349(b)             5,147,814
Weatherford Intl                              100,784(b)             5,298,215
Total                                                               22,220,538

Finance companies (2.3%)
Citigroup                                   1,203,296(n)            56,687,275

Financial services (4.7%)
Capital One Financial                         145,535               10,973,339
Countrywide Financial                         536,644               19,947,057
Fannie Mae                                    412,851               24,457,293
Freddie Mac                                   336,468               21,883,879
Investors Financial Services                  133,726                5,548,292
JPMorgan Chase & Co                           865,540               30,943,055
MBNA                                          217,335                4,583,595
Total                                                              118,336,510

Food (1.2%)
General Mills                                 164,350                8,135,325
HJ Heinz                                      185,000                6,728,450
Kellogg                                       155,000                7,050,950
Sara Lee                                      447,399                9,077,726
Total                                                               30,992,451

Furniture & appliances (0.1%)
Leggett & Platt                                69,400                1,848,816

Health care products (2.8%)
Baxter Intl                                   147,900                5,457,510
Bristol-Myers Squibb                          188,500                4,780,360
GlaxoSmithKline ADR                            47,730(c)             2,372,181
Guidant                                        30,000                2,216,700
Johnson & Johnson                             129,600                8,696,160
Medco Health Solutions                        117,440(b)             5,872,000
Merck & Co                                    252,100                8,178,124
Novartis ADR                                  118,600(c)             5,791,238
Pfizer                                        706,496               19,711,238
Schering-Plough                               225,500                4,397,250
Wyeth                                          93,900                4,072,443
Total                                                               71,545,204

Health care services (1.0%)
Cardinal Health                                60,300                3,493,179
HCA                                           330,500               17,847,000
Hospira                                       132,000(b)             5,026,560
Total                                                               26,366,739

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
46 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - Managed Fund

Issuer                                        Shares                  Value(a)

Household products (1.7%)
Avon Products                                 146,259               $5,812,333
Colgate-Palmolive                             216,600               10,823,502
Gillette                                      158,100                8,338,194
Procter & Gamble                              240,722               13,275,818
Spectrum Brands                               135,100(b)             4,994,647
Total                                                               43,244,494

Industrial transportation (0.1%)
Burlington Northern Santa Fe                   54,300                2,683,506

Insurance (3.9%)
ACE                                           406,400(c)            17,564,607
AFLAC                                          41,112                1,708,204
Allstate                                      149,295                8,688,969
American Intl Group                           574,243               31,899,198
Assurant                                       68,700                2,414,805
Chubb                                         189,150               15,932,105
CIGNA                                          54,850                5,334,163
Endurance Specialty
  Holdings                                    117,000(c)             4,264,650
First American                                 88,154                3,411,560
Hartford Financial
  Services Group                               58,600                4,382,694
Montpelier Re Holdings                         39,300(c)             1,349,955
Total                                                               96,950,910

Leisure time & entertainment (1.3%)
Cendant                                       566,500               12,015,465
Mattel                                        167,800                3,050,604
Viacom Cl B                                   493,509               16,922,424
Total                                                               31,988,493

Machinery (0.4%)
Caterpillar                                    51,600                4,856,076
Illinois Tool Works                            34,300                2,895,949
Ingersoll-Rand Cl A                            38,800(c)             3,003,508
Total                                                               10,755,533

Media (2.4%)
EW Scripps Cl A                                91,300                4,665,430
Liberty Media Cl A                          1,568,700(b)            16,298,792
Liberty Media Intl Cl A                       115,747(b)             4,850,957
Reader's Digest Assn                          110,175                1,866,365
Time Warner                                   488,200(b)             8,494,680
Tribune                                       189,700                6,863,346
Vivendi Universal ADR                         161,632(c)             4,942,707
Walt Disney                                   411,917               11,303,002
Total                                                               59,285,279

Metals (0.3%)
Alcan                                         103,100(c)             3,110,527
Alcoa                                         132,800                3,598,880
Total                                                                6,709,407

Multi-industry (1.4%)
General Electric                              342,200               12,483,456
ITT Inds                                       28,600                2,717,000
Manpower                                       34,100                1,358,203
Tyco Intl                                     603,275(c)            17,452,746
Total                                                               34,011,405

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Paper & packaging (1.1%)
Avery Dennison                                 65,900               $3,456,455
Bowater                                       164,700                5,171,580
Intl Paper                                    244,300                7,868,903
Temple-Inland                                 186,748                6,670,639
Weyerhaeuser                                   79,300                5,087,095
Total                                                               28,254,672

Real estate investment trust (0.6%)
Apartment Investment &
  Management Cl A                             103,600                3,843,560
Equity Office
  Properties Trust                            325,000(o)            10,559,250
HomeBanc                                      182,625                1,723,980
Total                                                               16,126,790

Retail -- drugstores (0.3%)
CVS                                           136,528                7,488,561

Retail -- general (1.5%)
Federated Dept Stores                          52,454                3,538,022
Gap                                           120,200                2,524,200
Home Depot                                    206,900                8,141,515
JC Penney                                       2,700                  134,352
PETCO Animal Supplies                         102,595(b)             3,087,084
Target                                        178,897                9,606,769
Wal-Mart Stores                               232,622               10,986,737
Total                                                               38,018,679

Telecom equipment & services (1.8%)
Motorola                                      854,500               14,842,665
Nokia ADR                                   1,152,413(c)            19,429,683
Vodafone Group ADR                            430,500(c)            10,839,990
Total                                                               45,112,338

Utilities -- electric (2.6%)
Dominion Resources                            203,000               14,272,930
Entergy                                       161,400               11,593,362
Exelon                                        332,000               15,554,200
FPL Group                                     122,700                4,987,755
PPL                                           102,400                5,889,024
Southern                                      324,000               10,999,800
Xcel Energy                                   160,800                2,963,544
Total                                                               66,260,615

Utilities -- natural gas (0.3%)
ONEOK                                         211,800                6,534,030

Utilities -- telephone (3.6%)
BellSouth                                     734,659               19,659,474
Citizens Communications                       127,200                1,735,008
KT ADR                                        206,450(c)             4,320,999
MCI                                           448,480               11,490,058
SBC Communications                            594,044               13,888,749
Sprint                                      1,193,093               28,264,372
Verizon Communications                        347,970               12,311,179
Total                                                               91,669,839

Total common stocks
(Cost: $1,399,238,622)                                          $1,618,920,043

Preferred stocks & other (--%)
Issuer                                        Shares                  Value(a)

Mexico Value Recovery Series C
  Rights                                    2,000,000(b,c)             $14,000
Mexico Value Recovery Series D
  Rights                                    2,000,000(b,c)              52,800
Mexico Value Recovery Series E
  Rights                                    2,000,000(b,c)              49,200
Paxson Communications
  13.25% Pay-in-kind                               --(e)                 1,117
Pegasus Satellite
  12.75% Cm Pay-in-kind
  Series B                                          2(b,e,l)                16
Xerox
  6.25% Cv                                      5,390                  641,411

Total preferred stocks & other
(Cost: $540,971)                                                      $758,544

Bonds (35.0%)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Foreign government (0.7%)
Bundesrepublik Deutschland
  (European Monetary Unit)
   01-04-07               6.00%             4,530,000(c)            $5,906,490
Pemex Project Funding Master Trust
  (U.S. Dollar)
   12-15-14               7.38              3,710,000(c)             4,157,055
United Kingdom Treasury
  (British Pound)
   12-07-06               7.50              3,124,000(c)             5,942,767
United Mexican States
  (U.S. Dollar)
   09-27-34               6.75              2,424,000(c)             2,560,956
Total                                                               18,567,268

U.S. government obligations & agencies (8.4%)
Federal Home Loan Bank
   05-22-06               2.88              7,120,000                7,067,041
   08-11-06               3.25             19,400,000               19,298,732
   04-18-08               4.13              1,240,000                1,248,704
Federal Home Loan Mtge Corp
   09-15-06               3.63              7,265,000                7,257,938
   06-15-08               3.88             18,465,000               18,482,911
   03-18-09               3.76              2,790,000                2,770,105
   07-15-09               4.25                800,000                  808,966
   01-15-12               5.75             20,350,000               22,220,409
   11-15-13               4.88              2,625,000                2,737,130
Federal Natl Mtge Assn
   05-15-08               6.00             13,985,000               14,790,102
   05-15-11               6.00                 30,000                   32,891
U.S. Treasury
   02-15-07               2.25              5,000,000                4,892,970
   02-15-15               4.00              4,295,000                4,284,933
   05-15-15               4.13             10,370,000               10,470,465
   08-15-23               6.25             32,588,000(n)            40,149,426
   02-15-26               6.00             41,680,000               50,633,071
   02-15-31               5.38              1,270,000                1,470,819
Total                                                              208,616,613

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
47 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - Managed Fund

Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Commercial mortgage-backed(f)/
Asset-backed securities (4.8%)
AAA Trust
  Series 2005-2 Cl A1
   11-26-35               3.19%            $7,235,000(d,m)          $7,234,999
Aesop Funding II LLC
  Series 2004-2A Cl A1 (FGIC)
   04-20-08               2.76                800,000(d,g)             784,100
AmeriCredit Automobile Receivables Trust
  Series 2002-C Cl 4A (FSA)
   02-12-09               3.55              1,500,000(g)             1,495,888
  Series 2004-CA Cl A3 (AMBAC)
   03-06-09               3.00              1,500,000(g)             1,486,641
  Series 2004-DF Cl A3 (FSA)
   07-06-09               2.98              1,200,000(g)             1,182,376
  Series 2005-BM Cl A3 (MBIA)
   02-06-10               4.05              3,000,000(g,j)           2,992,968
ARG Funding
  Series 2005-1A Cl A3 (MBIA)
   04-20-10               4.29              2,200,000(d,g)           2,192,180
Banc of America Commercial Mtge
  Series 2004-5 Cl A4
   11-10-41               4.94              1,300,000                1,331,447
  Series 2005-1 Cl A4
   11-10-42               5.03              1,250,000                1,288,599
Bear Stearns Commercial Mtge Securities
  Series 2003-T10 Cl A1
   03-13-40               4.00              3,233,890                3,182,568
  Series 2004-PWR6 Cl A6
   11-11-41               4.83              1,750,000                1,775,918
  Series 2004-T16 Cl A3
   02-13-46               4.03                960,000                  952,181
California State Teachers' Retirement System Trust
  Series 2002-C6 Cl A3
   11-20-14               4.46              3,340,472(d)             3,364,867
Capital Auto Receivables Asset Trust
  Series 2005-1 Cl A4
   07-15-09               4.05              2,400,000(j)             2,401,500
Capital One Auto Finance Trust
  Series 2005-BSS Cl A3
   11-15-09               4.08              1,750,000(j)             1,749,920
Carmax Auto Owner Trust
  Series 2005-1 Cl A4
   03-15-10               4.35                850,000                  855,881
Citibank Credit Card Issuance Trust
  Series 2003-A3 Cl A3
   03-10-10               3.10              2,450,000                2,392,446
Citigroup Commercial Mtge Trust
  Series 2005-EMG Cl A1
   09-20-51               4.15              4,500,000(d)             4,490,507
Commercial Mtge Pass-Through Ctfs
  Series 2004-CNL Cl A1
   09-15-14               3.31              1,660,000(d,m)           1,660,166
  Series 2004-LB3A Cl A3
   07-10-37               5.09              3,300,000                3,401,750
  Series 2004-LB3A Cl A4
   07-10-37               5.23              1,700,000                1,767,062

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Commercial mortgage-backed(f)/
Asset-backed securities (cont.)
CS First Boston Mtge Securities
  Series 2002-CKS4 Cl A1
   11-15-36               4.49%            $1,922,104               $1,934,633
  Series 2004-C1 Cl A2
   01-15-37               3.52              1,550,000                1,517,608
Federal Natl Mtge Assn
   11-01-10               4.47                583,360                  583,588
   11-01-12               4.84              1,161,825                1,202,872
   02-01-13               4.87              1,737,089                1,781,841
GE Capital Commercial Mtge
  Series 2001-3 Cl A1
   06-10-38               5.56              2,826,726                2,924,241
  Series 2004-C2 Cl A2
   03-10-40               4.12              2,050,000                2,033,129
GMAC Commercial Mtge Securities
  Series 2004-C3 Cl A4
   12-10-41               4.55              1,700,000                1,703,342
  Series 2004-C3 Cl A5
   12-10-41               4.86              1,900,000                1,929,602
Greenwich Capital Commercial Funding
  Series 2005-GG3 Cl A1
   08-10-42               3.92              1,194,608                1,190,642
Honda Auto Receivables Owner Trust
  Series 2005-1 Cl A3
   10-21-08               3.53              1,200,000                1,194,108
JPMorgan Chase Commercial Mtge Securities
  Series 2002-CIB5 Cl A1
   10-12-37               4.37              1,165,880                1,171,339
  Series 2003-CB6 Cl A2
   07-12-37               5.26              1,400,000                1,461,548
  Series 2003-LN1 Cl A1
   10-15-37               4.13              1,843,848                1,824,905
  Series 2003-ML1A Cl A1
   03-12-39               3.97              1,113,017                1,099,182
  Series 2004-CBX Cl A3
   01-12-37               4.18              1,000,000                  993,776
  Series 2004-CBX Cl A5
   01-12-37               4.65              1,500,000                1,509,350
  Series 2005-CB11 Cl A3
   08-12-37               5.20              1,750,000                1,816,791
LB-UBS Commercial Mtge Trust
  Series 2002-C2 Cl A3
   06-15-26               5.39              2,500,000                2,614,545
  Series 2002-C4 Cl A5
   09-15-31               4.85              1,000,000                1,018,154
  Series 2003-C8 Cl A2
   11-15-27               4.21              2,415,000                2,413,261
  Series 2003-C8 Cl A3
   11-15-27               4.83              1,625,000                1,658,556
  Series 2004-C2 Cl A3
   03-15-29               3.97              1,250,000                1,214,113
  Series 2004-C4 Cl A3
   06-15-29               4.99              1,150,000(m)             1,192,855
  Series 2004-C6 Cl A2
   08-15-29               4.19              1,800,000                1,789,254

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Commercial mortgage-backed(f)/
Asset-backed securities (cont.)
LB-UBS Commercial Mtge Trust (cont.)
  Series 2004-C6 Cl A4
   08-15-29               4.58%              $450,000                 $453,135
  Series 2004-C7 Cl A2
   10-15-29               3.99              1,600,000                1,580,000
  Series 2004-C8 Cl A2
   12-15-29               4.20              2,000,000                1,993,840
Long Beach Auto Receivables Trust
  Series 2004-C Cl A3 (FSA)
   09-15-09               3.40              1,450,000(g)             1,439,705
Metris Master Trust
  Series 2001-2 Cl C
   11-20-09               4.99                675,000(d,m)             675,000
  Series 2004-2 Cl D
   10-20-10               6.53                450,000(d,m)             457,335
  Series 2004-2 Cl M
   10-20-10               3.48                800,000(m)               800,520
  Series 2005-1A Cl D
   03-21-11               4.99                400,000(d,m)             397,920
Morgan Stanley Auto Loan Trust
  Series 2004-HB2 Cl A3
   03-16-09               2.94              1,300,000                1,281,378
Morgan Stanley Capital I
  Series 2003-IQ4 Cl A1
   05-15-40               3.27              3,032,012                2,903,661
  Series 2004-HQ4 Cl A5
   04-14-40               4.59              1,250,000                1,257,088
  Series 2004-IQ8 Cl A2
   06-15-40               3.96              2,420,000                2,404,626
Nissan Auto Lease Trust
  Series 2004-A Cl A3
   08-15-07               2.90              1,000,000                  989,280
Nissan Auto Receivables Owner Trust
  Series 2003-A Cl A4
   07-15-08               2.61                610,000                  601,716
  Series 2005-A Cl A3
   10-15-08               3.54              1,900,000                1,888,619
Popular ABS Mtge Pass-Through Trust
  Series 2005-A Cl AF2
   06-25-35               4.49                925,000                  927,244
Prudential Commercial Mtge Trust
  Series 2003-PWR1 Cl A1
   02-11-36               3.67              1,583,491                1,549,267
Residential Asset Securities
  Series 2002-KS1 Cl AI4 (AMBAC)
   11-25-29               5.86                602,715(g)               602,938
Triad Auto Receivables Owner Trust
  Series 2005-A Cl A3 (AMBAC)
   03-12-10               4.05              2,700,000(g)             2,702,052
Wachovia Bank Commercial Mtge Trust
  Series 2005-C16 Cl A2
   10-15-41               4.38              1,500,000                1,502,545
  Series 2005-C16 Cl A3
   10-15-41               4.62              2,000,000                2,011,548

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
48 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - Managed Fund

Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Commercial mortgage-backed(f)/
Asset-backed securities (cont.)
WFS Financial Owner Trust
  Series 2004-3 Cl A3
   03-17-09               3.30%            $1,350,000               $1,337,961
World Omni Auto Receivables Trust
  Series 2005-A Cl A3
   06-12-09               3.54              2,750,000                2,736,443
Total                                                              120,251,020

Mortgage-backed securities (13.3%)(f,q)
Adjustable Rate Mtge Trust
  Series 2004-2 Cl 6A1
   02-25-35               5.28              2,041,016(i)             2,071,643
Banc of America Mtge Securities
  Series 2004-E Cl B1
   06-25-34               4.04              1,016,191(i)             1,018,803
  Series 2004-F Cl B1
   07-25-34               4.15              1,835,249(i)             1,858,152
Bank of America Alternative Loan Trust
  Series 2003-11 Cl 1A1
   01-25-34               6.00              2,089,586                2,128,432
  Series 2003-11 Cl 4A1
   01-25-19               4.75              1,401,362                1,401,513
Chaseflex Trust
  Series 2005-2 Cl 2A2
   06-25-35               6.50              3,500,000                3,622,500
Countrywide Alternative Loan Trust
  Series 2003-11T1 Cl A1
   07-25-18               4.75              1,572,813                1,568,419
  Series 2004-28CB Cl 6A1
   01-25-35               6.00              4,913,876                5,064,454
  Series 2005-6CB Cl 1A1
   04-25-35               7.50              2,228,545                2,343,202
Countrywide Home Loans
  Series 2004-12 Cl 1M
   08-25-34               4.65                973,912(i)               976,717
CS First Boston Mtge Securities
  Series 2004-AR5 Cl CB1
   06-25-34               4.43              1,166,883(i)             1,151,517
Federal Home Loan Mtge Corp
   05-01-13               4.50              1,632,363                1,638,537
   07-01-15               7.50                156,102                  165,493
   02-01-17               6.50                496,842                  517,641
   04-01-17               6.00              4,561,108                4,728,637
   05-01-18               5.50              2,091,839                2,149,477
   06-01-18               5.50                493,222                  507,615
   08-01-18               5.00              7,299,507                7,399,451
   10-01-18               5.00              6,355,374                6,434,830
   01-01-19               5.50                761,503                  782,485
   04-01-22               6.50              6,185,417                6,449,166
   10-01-22               6.50                722,423                  752,958
   11-01-22               8.00                 29,568                   31,951
   10-01-23               5.50              7,583,244                7,752,729
   12-01-23               6.00              3,726,936                3,848,168
   08-01-24               8.00                 86,409                   93,654
   12-01-30               5.50              3,347,528                3,411,959
   04-01-32               6.00              2,003,348                2,061,949

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Mortgage-backed securities (cont.)
Federal Home Loan Mtge Corp (cont.)
   04-01-32               7.00%              $796,308                 $839,603
   05-01-32               6.50              5,480,445                5,717,967
   07-01-32               6.50                207,077                  215,236
   03-01-33               6.50                615,322                  644,019
   04-01-33               6.00              2,894,439                3,001,799
   12-01-33               5.00              2,570,828                2,571,230
   10-01-34               6.50                948,743                  985,140
   11-01-34               6.50              1,341,365                1,392,824
  Collateralized Mtge Obligation
   04-15-15               4.50              4,875,000                4,906,541
   01-15-18               6.50              1,453,071                1,550,085
   02-15-27               5.00              2,700,000                2,733,651
   10-15-27               5.00              7,250,000                7,397,803
   06-15-28               5.00              4,500,000                4,597,443
   12-15-28               5.50              2,115,000                2,178,326
   02-15-33               5.50              2,325,135                2,398,190
  Interest Only
   02-15-14               7.40                884,550(k)                65,510
   07-15-17               0.00              3,008,973(k)               332,086
   10-15-22              14.56              3,627,134(k)               234,278
Federal Natl Mtge Assn
   08-01-11               8.50                470,772                  500,189
   08-25-12               4.72                320,000                  324,550
   04-01-14               5.50              6,151,068                6,328,186
   08-01-15               5.50                200,196                  206,016
   11-01-16               6.00                240,185                  248,997
   03-01-17               6.50              1,069,345                1,116,150
   04-01-17               5.50                921,557                  947,200
   06-01-17               6.00                273,923                  283,976
   06-01-17               6.50                248,045                  258,916
   08-01-17               6.50              1,128,465                1,177,923
   02-01-18               6.00                558,209                  578,694
   04-01-18               4.50              1,300,190                1,297,090
   05-01-18               6.00              4,198,983                4,353,492
   06-01-18               4.50              3,065,722                3,058,413
   06-01-18               5.00              2,260,944                2,290,905
   08-01-18               4.50              3,371,965                3,361,164
   09-01-18               5.50              4,853,009                4,992,787
   10-01-18               4.50                951,262                  948,994
   11-01-18               7.00                379,789                  399,124
   12-01-18               6.00                938,013                  972,760
   02-01-19               5.00              5,117,098                5,180,185
   06-01-20               5.50              3,650,000(j)             3,746,951
   06-01-20               6.00              9,000,000(j)             9,323,441
   04-01-22               8.00                145,509                  157,623
   08-01-22               7.00                406,831                  430,538
   01-01-23               6.50                436,497                  455,384
   02-01-23               7.00                767,033                  811,729
   04-01-23               8.50                320,024                  345,812
   07-01-23               5.00              2,064,988                2,080,424
   07-01-23               5.50              2,978,245                3,041,692
   08-01-23               5.50              3,256,942                3,325,294
   09-01-23               5.50              3,331,495                3,402,467
   12-01-23               5.50              2,371,141                2,421,654
   05-01-24               6.00              1,161,371                1,200,619
   06-01-24               9.00                192,981                  209,078

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Mortgage-backed securities (cont.)
Federal Natl Mtge Assn (cont.)
   02-01-25               8.50%              $113,950                 $124,591
   05-01-25               8.50                165,715                  181,189
   08-01-25               7.50                 28,675                   30,825
   11-01-25               7.50                308,052                  331,152
   03-01-26               7.00                460,316                  487,732
   07-01-28               5.50              1,240,263                1,263,501
   11-01-28               5.00                741,882                  741,812
   11-01-28               5.50                442,872                  451,170
   12-01-28               5.50              2,454,128                2,500,110
   12-01-28               6.00                318,878                  329,997
   02-01-29               7.00                765,655                  811,258
   03-01-29               6.50                 87,239                   90,903
   07-01-29               7.00              1,150,758                1,216,469
   08-01-29               7.00                420,750                  444,776
   05-01-32               7.00                260,609                  275,207
   05-01-32               7.50                266,962                  285,907
   08-01-32               6.50                445,704                  465,065
   08-01-32               7.00                402,045                  424,780
   09-01-32               6.50                606,477                  630,976
   10-01-32               5.50                532,399                  540,755
   10-01-32               7.00                672,090                  709,739
   11-01-32               7.50                623,927                  667,497
   12-01-32               7.00              1,976,714                2,087,443
   02-01-33               5.00              3,671,152                3,670,803
   02-01-33               5.50              1,669,644                1,694,840
   03-01-33               5.50              8,177,695                8,321,365
   03-01-33               6.00              4,256,097                4,417,030
   04-01-33               5.50              4,575,417                4,658,470
   04-01-33               6.00              8,393,614                8,689,314
   05-01-33               5.50              4,813,062                4,895,239
   05-01-33               6.00              2,661,424                2,754,273
   07-01-33               5.50              2,817,320                2,859,835
   11-01-33               7.00              2,721,762                2,873,773
   01-01-34               5.00                646,028                  646,009
   01-01-34               6.00              1,852,257                1,905,490
   05-01-34               6.50              4,670,036                4,853,950
   08-01-34               4.53              6,179,534(i)             6,192,697
   08-01-34               5.44              1,050,729(i)             1,072,568
   09-01-34               4.84              3,049,458(i)             3,077,221
   05-01-35               5.27              4,199,812(i)             4,270,144
  Collateralized Mtge Obligation
   12-25-26               8.00              1,199,672                1,271,820
  Interest Only
   12-25-12              13.29                789,377(k)                41,156
   12-25-22               3.19              1,133,353(k)               156,180
   12-25-31               1.19              2,432,062(k)               392,143
First Horizon Alternative Mtge Securities
  Series 2004-AA4 Cl A1
   10-25-34               5.43              2,022,863                2,064,858
  Series 2005-AA2 Cl 2A1
   04-25-35               5.45              2,262,637                2,311,351
  Series 2005-AA3 Cl 3A1
   05-25-35               5.44              2,380,039                2,421,238

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
49 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - Managed Fund

Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Mortgage-backed securities (cont.)
Govt Natl Mtge Assn
   12-15-08               7.00%            $1,175,135               $1,214,938
   07-15-33               5.00              2,541,253                2,563,921
   10-15-33               5.00              4,428,054                4,466,819
   10-15-33               5.50              2,399,499                2,453,469
  Collateralized Mtge Obligation
  Interest Only
   01-20-32               0.00                269,883(k)                28,890
Harborview Mtge Loan Trust
  Series 2004-3 Cl B1
   05-19-34               4.39              1,442,141(i)             1,424,761
IndyMac Index Mtge Loan Trust
  Series 2005-AR3 Cl 3A1
   04-25-35               5.34              1,417,602(i)             1,438,965
  Series 2005-AR8 Cl AX1
  Interest Only
   04-25-35               4.50             78,025,000(i,k)           1,024,078
Master Adjustable Rate Mtge Trust
  Series 2004-5 Cl B1
   07-25-34               4.41              1,459,135(i)             1,464,461
Master Alternative Loans Trust
  Series 2004-4 Cl 2A1
   05-25-34               6.00              2,853,593                2,928,215
  Series 2004-7 Cl 8A1
   08-25-19               5.00              4,866,068                4,891,809
  Series 2004-8 Cl 7A1
   09-25-19               5.00              2,398,546                2,412,026
  Series 2005-1 Cl 2A1
   02-25-35               6.00              5,589,054                5,750,654
Structured Adjustable Rate Mtge Loan Trust
  Series 2004-3AC Cl B1
   03-25-34               4.94              1,839,755(i)             1,873,386
  Series 2004-5 Cl B1
   05-25-34               4.62              1,321,484(i)             1,307,212
Structured Asset Securities
  Series 2003-33H Cl 1A1
   10-25-33               5.50              5,266,118                5,292,252
Washington Mutual
  Series 2003-AR10 Cl A7
   10-25-33               4.07              2,400,000(i)             2,401,842
  Series 2004-CB2 Cl 6A
   07-25-19               4.50                235,001                  230,388
  Series 2004-CB4 Cl 22A
   12-25-19               6.00              2,490,254                2,571,626
Wells Fargo Mtge Backed Securities Trust
  Series 2005-5 Cl 2A1
   05-25-35               5.50              3,993,925                4,063,908
  Series 2005-AR1 Cl 1A1
   02-25-35               4.57             10,355,630(i)            10,356,250
  Series 2005-AR4 Cl B1
   04-25-35               4.58                624,440(i)               619,038
Total                                                              334,855,729

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Aerospace & defense (--%)
L-3 Communications
   06-15-12               7.63%              $495,000                 $527,175
   07-15-13               6.13                125,000                  123,750
Moog
  Sr Sub Nts
   01-15-15               6.25                 50,000                   50,000
Total                                                                  700,925

Automotive & related (0.2%)
Ford Motor
   02-01-29               6.38              1,550,000                1,197,081
Lear
  Series B
   08-01-14               5.75              2,545,000                2,320,024
Nissan Motor Acceptance
   03-08-10               4.63                605,000(d)               605,357
Total                                                                4,122,462

Banks and savings & loans (1.2%)
Bank United
   03-15-09               8.00              3,500,000                3,941,347
Banknorth Group
  Sr Nts
   05-01-08               3.75              3,385,000                3,357,345
JPMorgan Chase & Co
   03-01-15               4.75              2,345,000                2,334,422
KFW Intl Finance
  (U.S. Dollar)
   10-17-05               2.50              6,250,000(c)             6,225,637
Washington Mutual Bank FA
  Sub Nts
   06-15-11               6.88              1,700,000                1,897,771
   08-15-14               5.65              1,545,000                1,634,826
Wells Fargo Bank NA
  Sub Nts
   02-01-11               6.45              9,870,000               10,853,377
Total                                                               30,244,725

Beverages & tobacco (--%)
Cott Beverages
   12-15-11               8.00                310,000                  328,600

Broker dealers (0.1%)
Goldman Sachs Group
   07-15-13               4.75              2,060,000                2,051,986
Morgan Stanley
   03-01-13               5.30                875,000                  903,079
Total                                                                2,955,065

Building materials & construction (--%)
Norcraft Companies/Finance
  Sr Sub Nts
   11-01-11               9.00                205,000                  206,025

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Cable (0.2%)
Comcast
   03-15-11               5.50%            $4,610,000               $4,805,601
CSC Holdings
  Sr Nts
   12-15-07               7.88                290,000                  302,688
DIRECTV Holdings LLC/Finance
  Sr Nts
   03-15-13               8.38                180,000                  199,350
Echostar DBS
   10-01-14               6.63                260,000(d)               260,650
  Sr Nts
   10-01-08               5.75                230,000                  228,850
Kabel Deutschland
  (U.S. Dollar)
   07-01-14              10.63                145,000(c,d)             154,788
Videotron Ltee
  (U.S. Dollar)
   01-15-14               6.88                290,000(c)               290,363
Total                                                                6,242,290

Cellular telecommunications (--%)
Nextel Communications
  Sr Nts
   10-31-13               6.88                690,000                  736,575

Chemicals (0.1%)
Airgas
   10-01-11               9.13                225,000                  243,000
Compass Minerals Group
   08-15-11              10.00                305,000                  332,450
Georgia Gulf
  Sr Nts
   12-15-13               7.13                428,000                  440,840
INVISTA
   05-01-12               9.25                170,000(d)               184,875
MacDermid
   07-15-11               9.13                175,000                  188,125
Total                                                                1,389,290

Energy (0.2%)
Chesapeake Energy
  Sr Nts
   06-15-14               7.50                 39,000                   42,218
   08-15-14               7.00                295,000                  311,225
   01-15-16               6.88                 40,000                   41,800
Encore Acquisition
  Sr Sub Nts
   04-15-14               6.25                355,000                  346,125
Newfield Exploration
  Sr Nts
   03-01-11               7.63                 50,000                   54,250
  Sr Sub Nts
   08-15-12               8.38                880,000                  954,800
Nexen
  (U.S. Dollar)
   03-10-35               5.88              1,650,000(c)             1,628,802

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
50 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - Managed Fund

Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Energy (cont.)
Occidental Petroleum
  Sr Nts
   01-15-12               6.75%            $1,915,000               $2,156,315
Peabody Energy
  Series B
   03-15-13               6.88                550,000                  577,500
Total                                                                6,113,035

Energy equipment & services (0.1%)
Grant Prideco Escrow
   12-15-09               9.00                245,000                  269,500
Halliburton
   10-15-10               5.50              2,785,000                2,912,096
Key Energy Services
  Series C
   03-01-08               8.38                210,000                  216,300
Pride Intl
  Sr Nts
   07-15-14               7.38                140,000                  153,650
Total                                                                3,551,546

Finance companies (0.4%)
Citigroup
  Sr Nts
   05-29-15               4.70              7,500,000(j)             7,518,143
GMAC
   09-15-11               6.88              1,875,000                1,635,176
Total                                                                9,153,319

Financial services (0.7%)
Archstone-Smith Operating Trust
   05-01-15               5.25              2,975,000                3,017,426
BCP Crystal US Holdings
  Sr Sub Nts
   06-15-14               9.63                 91,000                  102,148
Capital One Financial
   06-01-15               5.50              2,475,000                2,495,733
Pricoa Global Funding I
   01-15-10               4.20              9,480,000(d)             9,424,636
  Secured
   06-15-08               4.35              2,130,000(d)             2,138,414
Total                                                               17,178,357

Food (0.2%)
Burns Philp Capital Property
  (U.S. Dollar) Sr Sub Nts
   02-15-11              10.75                250,000(c)               276,250
Del Monte
  Sr Sub Nts
   12-15-12               8.63                115,000                  125,350
Kraft Foods
   11-01-11               5.63              2,255,000                2,374,357
   06-01-12               6.25              2,755,000                3,013,802
Total                                                                5,789,759

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Health care services (0.3%)
Cardinal Health
   06-15-15               4.00%            $5,325,000               $4,916,722
Community Health Systems
  Sr Sub Nts
   12-15-12               6.50                110,000                  109,450
DaVita
  Sr Nts
   03-15-13               6.63                170,000(d)               171,700
HCA
  Sr Nts
   03-15-14               5.75                685,000                  670,811
NeighborCare
  Sr Sub Nts
   11-15-13               6.88                395,000                  402,900
Triad Hospitals
  Sr Nts
   05-15-12               7.00                300,000                  312,000
Total                                                                6,583,583

Home building (0.1%)
DR Horton
   12-01-07               7.50                225,000                  238,460
   01-15-09               5.00                410,000                  407,931
KB Home
   01-15-15               5.88                335,000                  328,217
Meritage Homes
  Sr Nts
   03-15-15               6.25                130,000(d)               121,550
WCI Communities
  Sr Sub Nts
   03-15-15               6.63                290,000(d)               263,175
Total                                                                1,359,333

Industrial services (--%)
Allied Waste North America
  Secured
   04-15-11               6.38                265,000                  253,075
  Sr Nts
   03-15-15               7.25                100,000(d)                96,500
Total                                                                  349,575

Industrial transportation (0.3%)
ERAC USA Finance
   05-01-15               5.60              1,755,000(d)             1,801,048
Union Pacific
   04-15-12               6.50              2,530,000                2,789,778
   05-01-14               5.38              3,010,000                3,124,954
Total                                                                7,715,780

Insurance (0.6%)
Allstate
  Sr Nts
   05-09-35               5.55              1,695,000                1,748,298
ASIF Global Financing XIX
  Secured
   01-17-13               4.90              4,900,000(d)             4,943,855
ING Security Life Institutional Funding
   01-15-10               4.25              5,410,000(d)             5,387,624

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Insurance (cont.)
Metropolitan Life Global Funding I
  Sr Nts
   05-05-10               4.50%            $3,025,000(d)            $3,040,158
Pacific Life
   09-15-33               6.60                615,000(d)               717,631
Total                                                               15,837,566

Lodging & gaming (0.1%)
Boyd Gaming
  Sr Sub Nts
   12-15-12               7.75                120,000                  127,500
   04-15-14               6.75                165,000                  167,475
Caesars Entertainment
  Sr Nts
   04-15-13               7.00                895,000                  977,787
Hilton Hotels
   12-01-12               7.63                495,000                  563,528
MGM MIRAGE
   10-01-09               6.00                265,000                  265,000
  Sr Nts
   02-27-14               5.88                115,000                  110,975
Mohegan Tribal Gaming Authority
  Sr Nts
   02-15-13               6.13                165,000(d)               164,794
  Sr Sub Nts
   04-01-12               8.00                310,000                  332,475
Station Casinos
  Sr Nts
   04-01-12               6.00                345,000                  345,863
Total                                                                3,055,397

Machinery (--%)
Joy Global
  Series B
   03-15-12               8.75                150,000                  168,000

Media (0.3%)
Corus Entertainment
  (U.S. Dollar) Sr Sub Nts
   03-01-12               8.75                140,000(c)               150,150
Dex Media East LLC/Finance
   11-15-09               9.88                 75,000                   83,063
  Sr Nts Series B
   08-15-10               8.50                340,000                  371,450
Emmis Operating
  Sr Sub Nts
   05-15-12               6.88                225,000                  221,906
Gray Television
   12-15-11               9.25                325,000                  354,250
Lamar Media
   01-01-13               7.25                875,000                  923,125
News America
   12-15-34               6.20              2,290,000                2,367,621
Quebecor Media
  (U.S. Dollar) Sr Nts
   07-15-11              11.13                 95,000(c)               105,213

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
51 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - Managed Fund

Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Media (cont.)
Radio One
  Series B
   07-01-11               8.88%              $350,000                 $375,375
Shaw Communications
  (U.S. Dollar) Sr Nts
   04-06-11               7.25                575,000(c)               612,375
Sun Media
  (U.S. Dollar)
   02-15-13               7.63                475,000(c)               498,750
Susquehanna Media
  Sr Sub Nts
   04-15-13               7.38                300,000                  312,000
United Artists Theatre
   07-01-15               9.30              1,623,538                1,623,538
Total                                                                7,998,816

Miscellaneous (--%)
United Rentals North America
   02-15-12               6.50                135,000                  132,806

Multi-industry (0.3%)
Tyco Intl Group
  (U.S. Dollar)
   02-15-11               6.75              7,525,000(c)             8,326,924

Paper & packaging (0.2%)
Boise Cascade LLC
  Sr Sub Nts
   10-15-14               7.13                175,000(d)               166,688
Crown Paper
  Sr Sub Nts
   09-01-05              11.00              1,000,000(b,h,l)                --
Domtar
  (U.S. Dollar)
   12-01-13               5.38              1,030,000(c)               936,086
Owens-Illinois Glass Container
   05-15-11               7.75                340,000                  362,100
Silgan Holdings
  Sr Sub Nts
   11-15-13               6.75                310,000                  310,000
Weyerhaeuser
   03-15-12               6.75              3,475,000                3,818,204
Total                                                                5,593,078

Real estate investment trust (--%)
Starwood Hotels & Resorts
   11-15-15               7.38                450,000                  494,438

Retail -- general (--%)
Flooring America
  Series B
   10-15-07               9.25              1,849,000(b,h,l)                --
United Auto Group
   03-15-12               9.63                115,000                  120,750
William Carter
  Series B
   08-15-11              10.88                 95,000                  104,025
Total                                                                  224,775

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Telecom equipment & services (0.7%)
Qwest
   03-15-12               9.13%              $250,000(d)              $270,625
Sprint Capital
   01-30-11               7.63              4,070,000                4,628,489
   11-15-28               6.88              2,845,000                3,227,459
TELUS
  (U.S. Dollar)
   06-01-11               8.00              7,102,500(c)             8,283,959
Total                                                               16,410,532

Utilities -- electric (0.6%)
CMS Energy
  Sr Nts
   01-15-09               7.50                450,000                  466,875
Dayton Power & Light
  1st Mtge
   10-01-13               5.63                500,000(d)               518,525
DPL
  Sr Nts
   09-01-11               6.88              1,355,000                1,449,850
Florida Power
  1st Mtge
   03-01-13               4.80                665,000                  671,045
IPALCO Enterprises
  Secured
   11-14-08               8.38                375,000                  406,875
   11-14-11               8.63                595,000                  666,400
NorthWestern Energy
  Secured
   11-01-14               5.88                215,000(d)               217,150
Ohio Edison
  Sr Nts
   05-01-15               5.45                425,000                  439,246
Ohio Power
  Sr Nts Series H
   01-15-14               4.85              2,530,000                2,555,123
Potomac Edison
  1st Mtge
   11-15-14               5.35              1,035,000(d)             1,055,700
Texas Genco LLC/Financing
  Sr Nts
   12-15-14               6.88                108,000(d)               110,970
TXU
   11-15-14               5.55                760,000(d)               729,968
Utilicorp Canada Finance
  (U.S. Dollar)
   06-15-11               7.75                675,000(c)               678,375
Westar Energy
  1st Mtge
   07-01-14               6.00              4,033,000                4,383,714
Total                                                               14,349,816

Utilities -- natural gas (0.1%)
ANR Pipeline
   03-15-10               8.88                440,000                  479,253
Colorado Interstate Gas
  Sr Nts
   03-15-15               5.95                 45,000(d)                43,538

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Utilities -- natural gas (cont.)
El Paso Natural Gas
  Sr Nts Series A
   08-01-10               7.63%              $410,000                 $432,593
Northwest Pipeline
   03-01-10               8.13                580,000                  630,749
Plains Exploration & Production
  Sr Nts
   06-15-14               7.13                235,000                  250,863
Southern Natural Gas
   03-15-10               8.88                290,000                  315,871
Southern Star Central
  Secured
   08-01-10               8.50                155,000                  163,525
Transcontinental Gas Pipe Line
  Series B
   08-15-11               7.00                470,000                  502,900
Total                                                                2,819,292

Utilities -- telephone (0.7%)
Deutsche Telekom Intl Finance
  (U.S. Dollar)
   07-22-13               5.25              1,200,000(c)             1,239,396
Telecom Italia Capital
  (U.S. Dollar)
   09-30-34               6.00              1,245,000(c,d)           1,262,667
Verizon Pennsylvania
  Series A
   11-15-11               5.65             15,025,000               15,676,934
Total                                                               18,178,997

Total bonds
(Cost: $874,555,709)                                              $880,601,311

Short-term securities (2.5%)(p)
Issuer                 Effective              Amount                  Value(a)
                         yield              payable at
                                             maturity

U.S. government agency (0.8%)
Federal Home Loan Mtge Corp Disc Nt
   07-11-05               3.00%           $21,400,000              $21,327,128

Commercial paper (1.7%)
Barton Capital
   06-01-05               3.06             16,000,000               15,998,640
   06-02-05               3.02             10,000,000                9,998,322
Citicorp
   06-01-05               3.05             15,700,000               15,698,670
Total                                                               41,695,632

Total short-term securities
(Cost: $63,028,065)                                                $63,022,760

Total investments in securities
(Cost: $2,337,363,367)(r)                                       $2,563,302,658

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
52 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - Managed Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2005.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. At May 31, 2005, the value of foreign securities represented 7.0% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, the value of these securities amounted to $55,109,660 or 2.2% of net assets.

(e) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

      AMBAC   --    Ambac Assurance Corporation

      FGIC    --    Financial Guaranty Insurance Company

      FSA     --    Financial Security Assurance

      MBIA    --    MBIA Insurance Corporation

(h)   Negligible market value.

(i) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2005.

(j) At May 31, 2005, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $21,221,928.

(k) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at May 31, 2005.

(l) Identifies issues considered to be illiquid as to their marketability. These securities are valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at May 31, 2005, is as follows:

      Security                              Acquisition                   Cost
                                               dates
      Crown Paper
      11.00% Sr Sub Nts 2005                 03-03-00               $  580,109
      Flooring America
      9.25% Series B 2007             10-09-97 thru 12-17-02         2,058,360
      Pegasus Satellite
      12.75% Cm Pay-in-kind Series B         06-15-01                    1,558

(m) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on May 31, 2005.

(n) Partially pledged as initial deposit on the following open interest rate futures contracts:

      Type of security                                         Notional amount

      Purchase contracts
      U.S. Long Bond, Sept. 2005, 20-year                          $19,100,000

      Sale contracts
      U.S. Treasury Note, Sept. 2005, 5-year                        17,500,000
      U.S. Treasury Note, Sept. 2005, 10 year                       73,900,000

(o)   At May 31, 2005, security was partially or fully on loan.

(p) Cash collateral received from security lending activity is invested in short-term securities and represents 0.8% of net assets. 1.7% of net assets is the Fund's cash equivalent position.

--------------------------------------------------------------------------------
53 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - Managed Fund

(q) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at May 31, 2005:

      Security                          Principal                 Settlement                 Proceeds                    Value
                                         amount                      date                   receivable
      Federal Natl Mtge Assn
      06-01-20 4.50%                 $ 4,000,000                    6-16-05               $ 3,945,000              $ 3,981,248
      06-01-20 5.00                    3,905,000                    6-16-05                 3,925,135                3,948,931
      06-01-35 5.50                   17,000,000                    6-13-05                17,110,313               17,228,446
      06-01-35 6.00                    6,400,000                    6-13-05                 6,553,000               6,576,0000
      06-01-35 6.50                    9,000,000                    6-13-05                 9,361,406                9,348,750

(r) At May 31, 2005, the cost of securities for federal income tax purposes was approximately $2,337,363,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $270,356,000
      Unrealized depreciation                                      (44,417,000)
                                                                   -----------
      Net unrealized appreciation                                 $225,939,000
                                                                  ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com.

--------------------------------------------------------------------------------
54 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

Investments in Securities

AXP VP - Mid Cap Value Fund

May 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (97.6%)
Issuer                                        Shares                  Value(a)

Aerospace & defense (1.8%)
Goodrich                                          700                  $29,302
Rockwell Automation                               505                   25,942
Total                                                                   55,244

Airlines (1.1%)
AMR                                             1,550(b)                19,995
Continental Airlines Cl B                         250(b)                 3,465
Northwest Airlines                              1,750(b)                10,658
Total                                                                   34,118

Automotive & related (1.7%)
Cummins                                           350                   23,783
Eaton                                             193                   11,551
Johnson Controls                                  214                   12,125
Lear                                              150                    5,655
Total                                                                   53,114

Banks and savings & loans (2.0%)
AmSouth Bancorporation                            916                   24,420
Comerica                                          403                   22,520
Hibernia Cl A                                     524                   16,847
Total                                                                   63,787

Beverages & tobacco (0.6%)
Reynolds American                                 244                   20,230

Broker dealers (1.0%)
Bear Stearns Companies                            321                   31,792

Building materials & construction (3.0%)
American Standard Companies                       650                   27,820
CEMEX ADR                                         800(c)                30,560
Fluor                                             550                   31,598
Insituform Technologies Cl A                      218(b)                 3,235
Total                                                                   93,213

Chemicals (4.4%)
Agrium                                            600(c)                11,334
Cabot                                             450                   13,050
Compass Minerals Intl                             650                   14,645
Eastman Chemical                                  724                   42,556
Imperial Chemical Inds ADR                        750(c)                13,913
Lubrizol                                          382                   15,039
Mosaic                                            750(b)                 9,810
PPG Inds                                          274                   17,917
Total                                                                  138,264

Computer software & services (1.8%)
BMC Software                                      900(b)                15,318
Computer Sciences                                 285(b)                13,198
Electronic Data Systems                         1,350                   26,595
Total                                                                   55,111

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Electronics (2.1%)
Agilent Technologies                              450(b)               $10,805
Energy Conversion Devices                         158(b)                 3,046
Intersil Cl A                                     800                   15,008
Natl Semiconductor                              1,450                   29,173
Solectron                                       1,850(b)                 6,753
Total                                                                   64,785

Energy (5.7%)
Amerada Hess                                      235                   21,820
Ballard Power Systems                             700(b,c)               2,590
FuelCell Energy                                   350(b)                 2,849
Kerr-McGee                                        134                    9,897
Pioneer Natural Resources                       1,600                   64,208
Suncor Energy                                   1,100(c)                43,329
Sunoco                                            238                   24,412
Valero Energy                                     123                    8,440
Total                                                                  177,545

Energy equipment & services (8.4%)
BJ Services                                       773                   38,921
Cooper Cameron                                    536(b)                31,683
GlobalSantaFe                                   2,400                   87,935
McDermott Intl                                    850(b)                18,131
Nabors Inds                                       459(b,c)              25,295
Smith Intl                                        429                   25,208
Weatherford Intl                                  705(b)                37,062
Total                                                                  264,235

Financial services (1.4%)
Capital One Financial                             327                   24,656
Metris Companies                                1,450(b)                18,821
Total                                                                   43,477

Food (2.6%)
Archer-Daniels-Midland                          1,900                   37,715
Del Monte Foods                                 1,400(b)                14,616
Tyson Foods Cl A                                1,500                   27,690
Total                                                                   80,021

Furniture & appliances (1.6%)
Mohawk Inds                                       172(b)                14,348
Stanley Works                                     387                   17,264
Whirlpool                                         271                   18,645
Total                                                                   50,257

Health care services (3.0%)
PacifiCare Health Systems                         768(b)                48,253
Service Corp Intl                               2,050                   15,539
Tenet Healthcare                                2,500(b)                30,300
Total                                                                   94,092

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Home building (0.9%)
Centex                                            150                   $9,821
DR Horton                                         201                    6,949
KB HOME                                            54                    3,647
Lennar Cl A                                       150                    8,702
Total                                                                   29,119

Industrial transportation (1.4%)
CSX                                             1,050                   43,659

Insurance (12.7%)
ACE                                             1,750(c)                75,635
Aon                                             2,650                   66,065
Bristol West Holdings                             900                   15,570
CIGNA                                             125                   12,156
Everest Re Group                                  400(c)                35,796
Jefferson-Pilot                                   336                   16,934
Lincoln Natl                                      387                   17,620
Loews                                             554                   41,716
Torchmark                                         380                   20,045
Willis Group Holdings                             560(c)                19,191
XL Capital Cl A                                 1,070(c)                80,549
Total                                                                  401,277

Leisure time & entertainment (2.1%)
Hasbro                                            664                   13,400
Royal Caribbean Cruises                         1,100                   50,721
Total                                                                   64,121

Machinery (2.6%)
AGCO                                            1,600(b)                29,376
Ingersoll-Rand Cl A                               482(c)                37,311
Manitowoc                                         350                   14,186
Total                                                                   80,873

Media (2.3%)
Dex Media                                         437                    9,623
Dun & Bradstreet                                  169(b)                10,383
Interpublic Group of Companies                  1,550(b)                19,128
RR Donnelley & Sons                               573                   19,052
Tribune                                           379                   13,712
Total                                                                   71,898

Metals (2.0%)
Freeport-McMoRan
  Copper & Gold Cl B                            1,100                   38,830
Phelps Dodge                                      285                   24,909
Total                                                                   63,739

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
55 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - Mid Cap Value Fund

Issuer                                        Shares                  Value(a)

Multi-industry (7.2%)
Cooper Inds Cl A                                  482                  $33,229
Crane                                             300                    7,881
Diebold                                           350                   17,521
Dover                                             850                   32,190
Eastman Kodak                                     850                   22,338
Monsanto                                          412                   23,484
Pitney Bowes                                      300                   13,383
Ritchie Bros Auctioneers                          357(c)                13,280
Textron                                           252                   19,477
YORK Intl                                       1,000                   41,200
Total                                                                  223,983

Paper & packaging (2.1%)
Abitibi-Consolidated                              950(c)                 4,275
Bowater                                           710                   22,294
Georgia-Pacific                                   258                    8,550
MeadWestvaco                                      566                   16,233
Temple-Inland                                     400                   14,288
Total                                                                   65,640

Real estate investment trust (3.9%)
Boston Properties                                 150                   10,019
Crescent Real Estate Equities                   1,550                   28,505
Equity Residential                                950                   34,104
Rayonier                                          624                   32,754
Starwood Hotels &
  Resorts Worldwide Unit                          300                   16,791
Total                                                                  122,173

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Retail -- general (4.3%)
AnnTaylor Stores                                  968(b)               $24,935
AutoZone                                          104(b)                 9,414
Family Dollar Stores                              862                   22,128
Federated Dept Stores                             170                   11,467
JC Penney                                         350                   17,416
May Dept Stores                                   425                   16,218
RadioShack                                        350                    8,806
Toys "R" Us                                       900(b)                23,580
Total                                                                  133,964

Telecom equipment & services (0.9%)
Qwest Communications Intl                       5,750(b)                22,540
Tellabs                                           507(b)                 4,168
Total                                                                   26,708

Textiles & apparel (1.3%)
Liz Claiborne                                     713                   26,773
VF                                                250                   14,108
Total                                                                   40,881

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Utilities -- electric (7.8%)
CMS Energy                                        650(b)                $8,600
Consolidated Edison                               487                   22,163
Constellation Energy Group                        227                   12,133
DPL                                               600                   15,186
DTE Energy                                        402                   19,111
Energy East                                     1,300                   36,400
FirstEnergy                                       431                   19,093
Pinnacle West Capital                           1,250                   55,150
Plug Power                                        464(b)                 2,886
Public Service Enterprise Group                   850                   47,175
Xcel Energy                                       365                    6,727
Total                                                                  244,624

Utilities -- natural gas (2.5%)
El Paso                                           653                    6,752
NiSource                                        2,950                   71,095
Total                                                                   77,847

Utilities -- telephone (1.4%)
CenturyTel                                        874                   28,658
MCI                                               569                   14,578
Total                                                                   43,236

Total common stocks
(Cost: $2,944,668)                                                  $3,053,027

Total investments in securities
(Cost: $2,944,668)(d)                                               $3,053,027

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2005.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At May 31, 2005, the value of foreign securities represented 12.6% of net assets.

(d) At May 31, 2005, the cost of securities for federal income tax purposes was approximately $2,945,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                         $121,000
      Unrealized depreciation                                          (13,000)
                                                                       -------
      Net unrealized appreciation                                     $108,000
                                                                      --------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com.

--------------------------------------------------------------------------------
56 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

Investments in Securities

AXP VP - New Dimensions Fund

May 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (94.6%)
Issuer                                        Shares                  Value(a)

Aerospace & defense (6.5%)
Boeing                                      1,064,087              $67,995,159
Lockheed Martin                               509,738               33,076,899
Northrop Grumman                              195,917               10,916,495
United Technologies                           437,461               46,677,089
Total                                                              158,665,642

Banks and savings & loans (2.1%)
Bank of America                               901,000               41,734,320
Commerce Bancorp                              192,126(d)             5,331,497
US Bancorp                                    104,391                3,061,788
Total                                                               50,127,605

Beverages & tobacco (2.8%)
Altria Group                                  181,579               12,191,214
PepsiCo                                       998,100               56,193,030
Total                                                               68,384,244

Broker dealers (0.9%)
Charles Schwab                              1,995,604               22,630,149

Building materials & construction (0.1%)
American Standard
  Companies                                    72,381                3,097,907

Cable (1.7%)
Comcast Special Cl A                        1,278,187(b)            40,441,837

Chemicals (2.2%)
EI du Pont de
  Nemours & Co                              1,126,123               52,375,981

Computer hardware (7.5%)
Apple Computer                              1,399,200(b)            55,562,231
Cisco Systems                               1,761,499(b)            34,137,851
Dell                                        1,031,940(b)            41,164,087
EMC                                         3,586,699(b)            50,428,987
SanDisk                                       137,514(b)             3,587,740
Total                                                              184,880,896

Computer software & services (7.1%)
Autodesk                                      302,734               11,982,212
Fiserv                                         47,837(b)             2,056,991
Google Cl A                                    71,256(b)            19,837,670
Infosys Technologies ADR                       75,800(c)             5,483,372
Juniper Networks                              600,375(b)            15,393,615
Microsoft                                   2,383,890               61,504,361
NCR                                         1,044,805(b)            38,271,207
SAP ADR                                       395,889(c,d)          16,330,421
Symantec                                       75,991(b)             1,718,157
Total                                                              172,578,006

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Electronics (5.0%)
Intel                                       1,674,537              $45,095,281
Samsung Electronics                            79,000(c)            38,094,612
Texas Instruments                             999,386               27,623,029
Xerox                                         801,343(b)            10,874,225
Total                                                              121,687,147

Energy (6.3%)
Apache                                        629,930               37,014,687
Chesapeake Energy                             189,124                3,871,368
ConocoPhillips                                215,210               23,208,246
Exxon Mobil                                 1,583,867               89,013,326
Total                                                              153,107,627

Energy equipment & services (2.6%)
Halliburton                                   388,825               16,618,381
Schlumberger                                  299,059               20,446,664
Transocean                                    499,659(b)            24,888,014
Total                                                               61,953,059

Environmental services (0.1%)
Waste Management                               67,525                1,991,312

Finance companies (3.7%)
Citigroup                                   1,896,852               89,360,698

Financial services (0.1%)
CapitalSource                                  95,482(b)             1,821,797

Health care products (12.1%)
Abbott Laboratories                           498,800               24,062,112
Alcon                                          60,556(c)             6,193,062
Amgen                                         500,400(b)            31,315,032
Genentech                                     200,553(b,f)          15,893,825
Genzyme                                       220,500(b)            13,756,995
Gilead Sciences                               524,222(b)            21,388,258
Johnson & Johnson                           1,108,967               74,411,685
Medtronic                                     524,584               28,196,390
Novartis ADR                                  428,804(c)            20,938,499
Pfizer                                      1,233,375               34,411,162
Sanofi-Aventis ADR                            139,467(c)             6,276,015
Schering-Plough                               100,005                1,950,098
St. Jude Medical                              401,604(b)            16,112,352
Total                                                              294,905,485

Health care services (4.4%)
Caremark Rx                                   522,337(b)            23,327,570
HCA                                           282,106               15,233,724
UnitedHealth Group                          1,380,414               67,060,513
Total                                                              105,621,807

Home building (1.5%)
Lennar Cl A                                    50,033                2,902,414
Pulte Homes                                   431,306               32,973,344
Total                                                               35,875,758

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Household products (2.4%)
Procter & Gamble                            1,052,137              $58,025,356

Industrial transportation (0.4%)
United Parcel Service Cl B                    138,158               10,175,337

Leisure time & entertainment (2.0%)
Carnival Unit                                 718,942               38,032,032
DreamWorks Animation
  SKG Cl A                                    107,670(b)             3,165,498
Regal Entertainment
  Group Cl A                                  149,431                2,972,183
Royal Caribbean Cruises                       112,074                5,167,732
Total                                                               49,337,445

Media (4.0%)
eBay                                          485,924(b)            18,469,971
Time Warner                                 2,963,400(b)            51,563,160
Yahoo!                                        746,206(b)            27,758,863
Total                                                               97,791,994

Multi-industry (6.0%)
3M                                            314,830               24,131,720
General Electric                            3,012,639              109,901,070
Tyco Intl                                     375,963(c)            10,876,610
Total                                                              144,909,400

Restaurants (1.6%)
McDonald's                                    848,300               26,246,402
Starbucks                                     212,105(b)            11,612,749
Total                                                               37,859,151

Retail -- general (6.3%)
Advance Auto Parts                            115,299(b)             6,833,772
Federated Dept Stores                         227,777               15,363,559
Home Depot                                    583,839               22,974,065
Lowe's Companies                               57,371                3,282,195
Nordstrom                                     200,477               12,237,116
Target                                      1,159,300               62,254,410
Wal-Mart Stores                               485,728               22,940,933
Whole Foods Market                             60,578                7,207,570
Total                                                              153,093,620

Telecom equipment & services (3.1%)
Motorola                                    2,134,201               37,071,072
QUALCOMM                                      994,916               37,070,570
Total                                                               74,141,642

Utilities -- electric (2.0%)
Dominion Resources                            696,394               48,963,462

Utilities -- telephone (0.1%)
Amdocs                                         76,050(b,c)           2,072,363

Total common stocks
(Cost: $2,096,877,194)                                          $2,295,876,727

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
57 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - New Dimensions Fund

Short-term securities (4.2%)(e)
Issuer                 Effective              Amount                  Value(a)
                         yield              payable at
                                             maturity

U.S. government agency (0.4%)
Federal Home Loan Mtge Corp Disc Nt
   06-13-05               2.79%            $9,800,000               $9,790,149

Short-term securities (continued)
Issuer                 Effective              Amount                  Value(a)
                         yield              payable at
                                             maturity

Commercial paper (3.8%)
Alpine Securitization
   06-14-05               3.02%           $10,000,000               $9,988,256
Chariot Funding LLC
   06-23-05               3.04             10,000,000                9,980,642
Greyhawk Funding LLC
   06-21-05               3.04             10,000,000                9,982,325
Park Avenue Receivables
   06-17-05               3.02             10,000,000                9,985,739
   06-20-05               3.03              5,000,000                4,991,611

Short-term securities (continued)
Issuer                 Effective              Amount                  Value(a)
                         yield              payable at
                                             maturity

Commercial paper (cont.)
Societe Generale North America
   06-01-05               3.02%           $10,000,000               $9,999,161
Variable Funding Capital
   06-03-05               3.02             25,000,000               24,993,708
Windmill Funding
   06-01-05               3.05             12,500,000               12,498,941
Total                                                               92,420,383

Total short-term securities
(Cost: $102,218,783)                                              $102,210,532

Total investments in securities
(Cost: $2,199,095,977)(g)                                       $2,398,087,259

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2005.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At May 31, 2005, the value of foreign securities represented 4.4% of net assets.

(d)   At May 31, 2005, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 0.1% of net assets. 4.1% of net assets is the Fund's cash equivalent position.

(f) At May 31, 2005, securities valued at $15,850,000 were held to cover open call options written as follows:

      Issuer           Contracts        Exercise       Expiration     Value(a)
                         price            date
      Genentech          2,000           $85.00         July 2005     $315,000

(g) At May 31, 2005, the cost of securities for federal income tax purposes was approximately $2,199,096,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $259,584,000
      Unrealized depreciation                                      (60,593,000)
                                                                   -----------
      Net unrealized appreciation                                 $198,991,000
                                                                  ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com.

--------------------------------------------------------------------------------
58 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

Investments in Securities

AXP VP - Partners Select Value Fund

May 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (82.6%)
Issuer                                        Shares                  Value(a)

Aerospace & defense (3.8%)
Curtiss-Wright                                  1,000                  $54,680
Honeywell Intl                                  3,000                  108,690
Kaman Cl A                                      2,000                   30,940
Sequa Cl A                                      3,000(b)               174,000
Titan                                           2,000(b)                44,000
United Defense Inds                             4,000                  298,040
Total                                                                  710,350

Automotive & related (2.2%)
AutoNation                                      2,000(b)                39,980
Dana                                            5,000                   67,750
GenCorp                                         5,000(b)                94,500
Genuine Parts                                   3,000                  128,880
Modine Mfg                                      2,500                   76,000
Total                                                                  407,110

Beverages & tobacco (4.3%)
Allied Domecq ADR                               6,000(c)               303,900
Brown-Forman Cl A                               3,000                  183,870
Coca-Cola                                       3,000                  133,890
Diageo ADR                                      2,500(c)               145,300
PepsiAmericas                                   1,000                   24,220
Total                                                                  791,180

Building materials & construction (1.3%)
Griffon                                         8,000(b)               159,440
Southern Energy Homes                           2,000(b)                11,200
Watts Water
  Technologies Cl A                             2,000                   69,660
Total                                                                  240,300

Cable (3.8%)
Cablevision Systems Cl A                       15,000(b)               383,700
Comcast Cl A                                    2,000(b)                64,400
EchoStar
  Communications Cl A                           9,000                  263,070
Total                                                                  711,170

Cellular telecommunications (2.2%)
US Cellular                                     8,700(b)               409,248

Chemicals (1.9%)
Ferro                                          17,000                  327,080
Hercules                                        2,000(b)                27,640
Total                                                                  354,720

Computer software & services (0.5%)
Ask Jeeves                                      3,000(b)                91,230

Electronics (2.2%)
Paxar                                           1,000(b)                17,620
Texas Instruments                               3,000                   82,920
Thomas & Betts                                 10,000(b)               308,800
Total                                                                  409,340

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Energy (4.5%)
ConocoPhillips                                    500                  $53,920
Exxon Mobil                                     1,000                   56,200
Royal Dutch Petroleum                           2,500(c)               146,450
Unocal                                         10,000                  569,900
Total                                                                  826,470

Engineering & construction (0.5%)
Palm Harbor Homes                               5,000(b)                93,650

Environmental services (1.5%)
Republic Services                               2,000                   70,960
Waste Management                                7,000                  206,430
Total                                                                  277,390

Food (5.0%)
Archer-Daniels-Midland                          5,000                   99,250
Cadbury Schweppes ADR                           3,000(c)               118,260
Campbell Soup                                   1,000                   31,030
Corn Products Intl                              2,000                   44,180
Del Monte Foods                                 2,000(b)                20,880
Dreyer's Grand
  Ice Cream Holdings                            1,500                  121,725
General Mills                                   5,000                  247,500
Hershey                                           500                   32,105
HJ Heinz                                        1,000                   36,370
Sensient Technologies                           6,500                  132,275
WM Wrigley Jr                                     500                   34,135
Total                                                                  917,710

Furniture & appliances (1.0%)
Thomas Inds                                     4,500                  179,415

Health care products (4.1%)
Bone Care Intl                                  1,500(b)                49,110
Bristol-Myers Squibb                            2,000                   50,720
Conmed                                          2,000(b)                62,680
Eli Lilly & Co                                  4,000                  233,200
INAMED                                            400(b)                24,892
Patterson Companies                             2,000(b)                90,780
Pfizer                                          6,000                  167,400
Sybron Dental Specialties                       2,000(b)                74,140
Total                                                                  752,922

Health care services (1.1%)
Chemed                                          1,600                   67,648
Henry Schein                                    2,000(b)                80,580
Renal Care Group                                1,000(b)                46,240
Total                                                                  194,468

Home building (3.4%)
Cavalier Homes                                 12,000(b)                43,800
Cavco Inds                                      4,000(b)               107,640
Champion Enterprises                           17,000(b)               165,410
Fleetwood Enterprises                          10,000(b)                95,700
Skyline                                         5,500                  215,050
Total                                                                  627,600

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Household products (0.5%)
Church & Dwight                                   750                  $27,120
Energizer Holdings                                600(b)                37,728
Water Pik Technologies                          1,500(b)                27,870
Total                                                                   92,718

Industrial services (0.4%)
UNOVA                                           4,000(b)                82,320

Industrial transportation (0.7%)
GATX                                            2,000                   66,740
Overnite                                        1,500                   63,930
Total                                                                  130,670

Leisure time & entertainment (2.6%)
Churchill Downs                                 4,000                  172,240
Coachmen Inds                                   4,000                   49,000
Gemstar-TV Guide Intl                          26,600(b)                90,440
Viacom Cl A                                     5,000                  172,200
Total                                                                  483,880

Lodging & gaming (3.4%)
Aztar                                          10,000(b)               319,400
Gaylord Entertainment                           1,000(b)                42,030
Hilton Hotels                                   2,000                   48,460
Kerzner Intl                                      500(b,c)              30,790
MGM Mirage                                      4,000(b)               152,360
Pinnacle Entertainment                          2,000(b)                34,860
Total                                                                  627,900

Machinery (1.9%)
Clarcor                                         4,000                  112,360
CNH Global                                      4,000(c)                71,320
Deere & Co                                      2,500                  165,375
Total                                                                  349,055

Media (17.4%)
DIRECTV Group                                   3,500(b)                52,255
EW Scripps Cl A                                 6,000                  306,600
Fisher Communications                           3,500(b)               177,940
Gray Television                                 2,000                   23,500
Grupo Televisa ADR                              1,000(c)                60,000
Knight-Ridder                                   1,200                   75,696
Liberty Media Cl A                             10,000(b)               103,900
Liberty Media Intl Cl A                         4,000(b)               167,640
LIN TV Cl A                                     5,000(b)                72,750
Media General Cl A                              1,800                  109,980
New York Times Cl A                               500                   15,685
News Corp Cl A                                 16,120                  260,016
Paxson Communications                           2,000(b)                 1,500
Pulitzer                                        7,000                  447,720
Reader's Digest Assn                            2,000                   33,880
Sinclair Broadcast Group Cl A                  16,000                  140,960
Time Warner                                    17,000(b)               295,800
Tribune                                         5,000                  180,900
Vivendi Universal ADR                           8,000(c)               244,640

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
59 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - Partners Select Value Fund

Issuer                                        Shares                  Value(a)

Media (cont.)
Walt Disney                                    10,000                 $274,400
Yahoo!                                          4,000(b)               148,800
Young Broadcasting Cl A                         6,000(b)                34,560
Total                                                                3,229,122

Metals (0.1%)
GrafTech Intl                                   5,000(b)                22,000

Multi-industry (4.6%)
Cooper Inds Cl A                                5,000                  344,700
Crane                                           3,000                   78,810
ITT Inds                                        4,500                  427,500
Total                                                                  851,010

Paper & packaging (0.4%)
Greif Cl A                                      1,000                   72,680

Retail -- general (1.9%)
CSK Auto                                       10,000(b)               169,300
Nashua                                         10,000(b)                90,000
Neiman Marcus Group Cl A                        1,000                   96,550
Total                                                                  355,850

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Retail -- grocery (0.8%)
Albertson's                                     3,000                  $62,970
Safeway                                         4,000(b)                88,040
Total                                                                  151,010

Telecom equipment & services (1.0%)
Cincinnati Bell                                10,000(b)                39,500
Qwest Communications Intl                       7,500(b)                29,400
Telephone & Data Systems                        1,500                   58,125
Telephone & Data Systems
  Special Shares                                1,500(b)                57,000
Total                                                                  184,025

Utilities -- electric (2.0%)
Allegheny Energy                                2,500(b)                60,450
Aquila                                         12,000(b)                44,880
Duquesne Light Holdings                         1,500                   28,545
El Paso Electric                                1,000(b)                20,070
Energy East                                     1,000                   28,000
FPL Group                                       2,000                   81,300
Northeast Utilities                             1,000                   19,810
NSTAR                                           1,000                   58,540
Unisource Energy                                1,000                   28,770
Total                                                                  370,365

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Utilities -- natural gas (0.2%)
El Paso                                         3,000                  $31,020

Utilities -- telephone (1.4%)
CenturyTel                                      1,000                   32,790
Citizens Communications                         5,000                   68,200
Sprint                                          7,000                  165,830
Total                                                                  266,820

Total common stocks
(Cost: $14,287,462)                                                $15,294,718

Short-term securities (15.1%)
Issuer                 Effective             Principal                Value(a)
                         yield                amount

U.S. government agencies
Federal Home Loan Mtge Corp Disc Nt
   07-05-05               2.91%            $1,200,000               $1,196,615
Federal Natl Mtge Assn Disc Nt
   07-06-05               2.82              1,600,000                1,595,496

Total short-term securities
(Cost: $2,792,065)                                                  $2,792,111

Total investments in securities
(Cost: $17,079,527)(d)                                             $18,086,829

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2005.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At May 31, 2005, the value of foreign securities represented 6.1% of net assets.

(d) At May 31, 2005, the cost of securities for federal income tax purposes was approximately $17,080,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                       $1,485,000
      Unrealized depreciation                                         (478,000)
                                                                      --------
      Net unrealized appreciation                                   $1,007,000
                                                                    ----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com.

--------------------------------------------------------------------------------
60 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

Investments in Securities

AXP VP - Partners Small Cap Value Fund

May 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (85.9%)
Issuer                                        Shares                  Value(a)

Aerospace & defense (0.6%)
Curtiss-Wright                                  8,300                 $453,844
DRS Technologies                               10,500(b)               494,340
Ducommun                                       12,138(b)               199,670
EDO                                            17,660                  502,780
MTC Technologies                               13,589(b)               455,639
Total                                                                2,106,273

Airlines (1.4%)
Air France-KLM ADR                             56,650(c)               904,134
AirTran Holdings                               46,007(b)               449,028
Alaska Air Group                               39,000(b)             1,151,281
America West Holdings Cl B                     62,000(b)               347,200
Continental Airlines Cl B                      63,100(b)               874,566
ExpressJet Holdings                            43,500(b)               375,405
Frontier Airlines                               9,935(b)               121,306
SkyWest Airlines                               33,400                  609,216
Total                                                                4,832,136

Automotive & related (1.6%)
American Axle &
  Mfg Holdings                                 11,998                  248,359
AO Smith                                        4,000                  125,440
Commercial Vehicle Group                        1,497(b)                27,530
Exide Technologies                             33,400(b)               168,837
Goodyear Tire & Rubber                         60,100(b)               864,839
Hayes Lemmerz Intl                             18,500(b)               120,250
Lear                                           28,900                1,089,530
STRATTEC SECURITY                               7,000(b)               354,410
Tenneco Automotive                             25,064(b)               375,960
Thor Inds                                      16,200                  491,832
Visteon                                       159,000                1,213,169
Winnebago Inds                                 17,400                  568,806
Total                                                                5,648,962

Banks and savings & loans (5.7%)
Alabama Natl BanCorporation                     7,112                  447,203
Alliance Bankshares                             5,198(b)                74,643
Amegy Bancorp                                  16,200                  288,522
Anchor BanCorp Wisconsin                        8,200                  226,484
Bancorp                                        23,215(b)               364,476
Bank Mutual                                    26,000                  281,840
Bank of Hawaii                                 39,400                1,919,961
BankUnited Financial Cl A                      26,608                  657,483
Berkshire Hills Bancorp                         5,782                  184,157
Boston Private
  Financial Holdings                            9,200                  225,216
Brookline Bancorp                              19,729                  299,881
Cardinal Financial                             19,806(b)               180,235
Central Pacific Financial                      20,061                  712,165
Citizens Banking                               20,804                  602,900
City Holding                                    6,200                  209,436
Corus Bankshares                               12,100                  620,972
Cullen/Frost Bankers                           39,900                1,779,938
Downey Financial                                7,100                  532,642

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Banks and savings & loans (cont.)
Fidelity Bankshares                            15,745                 $389,676
First BanCorp Puerto Rico                      10,100(c)               387,133
First Community Bancorp                         5,000                  220,900
First Financial Holdings                        5,300                  150,732
First Midwest Bancorp                          18,000                  624,420
First Niagara Financial Group                  67,389                  877,404
First Oak Brook Bancshares                      3,824                  105,504
First Republic Bank                            10,950                  351,276
Flagstar Bancorp                               20,400                  403,104
Hanmi Financial                                12,200                  196,054
IBERIABANK                                      6,244                  367,397
Independent Bank                                3,800                  106,932
Interchange Financial Services                  2,908                   52,809
KNBT Bancorp                                   14,900                  222,159
Main Street Banks                               9,253                  244,002
Mercantile Bank                                 3,600                  147,060
Millennium Bankshares                          16,240(b)               125,048
NetBank                                        22,979                  190,955
Pacific Capital Bancorp                        17,800                  601,640
PFF Bancorp                                    32,064                  931,138
Placer Sierra Bancshares                        8,180                  211,208
Prosperity Bancshares                           4,505                  122,176
Republic Bancorp                               36,800                  508,024
Santander BanCorp                               3,290(c)                72,380
Signature Bank                                  1,957(b)                47,986
Southcoast Financial                            6,455(b)               172,989
Sterling Bancorp                                5,477                  115,839
Sterling Bancshares                            25,800                  350,880
Sun Bancorp                                     2,767(b)                57,396
Susquehanna Bancshares                         17,700                  402,852
SVB Financial Group                             8,100(b)               386,856
Texas United Bancshares                         5,454                   94,845
TierOne                                         8,800                  212,300
Umpqua Holdings                                14,600                  340,326
United Community Banks                          8,722                  217,876
West Coast Bancorp                              1,210                   26,330
Total                                                               19,643,760

Beverages & tobacco (0.2%)
Boston Beer Cl A                               24,900(b)               525,639
NuCO2                                           7,604(b)               180,063
Total                                                                  705,702

Broker dealers (0.3%)
Affiliated Managers Group                       6,998(b)               466,766
Investment Technology Group                    18,900(b)               373,086
optionsXpress Holdings                          5,253(b)                70,916
Total                                                                  910,768

Building materials & construction (3.4%)
Aaon                                           15,600(b)               279,240
Comfort Systems USA                            17,628(b)               110,880
Drew Inds                                      14,100(b)               578,100
Eagle Materials                                 5,500                  482,185

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Building materials & construction (cont.)
ElkCorp                                        14,021                 $462,693
Florida Rock Inds                              12,050                  788,673
Insituform Technologies Cl A                   97,700(b)             1,449,868
Louisiana-Pacific                              11,300                  284,534
Royal Group Technologies                      464,700(b,c)           5,023,406
Simpson Mfg                                    23,300                  669,642
Texas Inds                                     12,675                  583,304
Tredegar                                       15,100                  230,275
Universal Forest Products                       9,322                  371,016
USG                                            13,400(b)               614,390
Total                                                               11,928,206

Cable (--%)
LodgeNet Entertainment                          7,200(b)               122,112

Cellular telecommunications (0.1%)
Price Communications                           25,000(b)               429,750

Chemicals (1.7%)
Agrium                                         35,542(c)               671,388
Albemarle                                      14,627                  556,411
FMC                                            14,200(b)               787,390
HB Fuller                                       9,000                  291,600
Minerals Technologies                           7,371                  496,068
NL Inds                                        13,500(b)               205,200
Penford                                         9,712                  150,439
PolyOne                                       297,300(b)             1,997,857
Terra Inds                                     71,300(b)               452,755
Wellman                                        27,000                  303,480
Total                                                                5,912,588

Computer hardware (0.6%)
Agilysys                                       30,500                  469,090
Black Box                                       1,830                   62,915
Hutchinson Technology                          19,499(b)               806,674
Insight Enterprises                            28,915(b)               566,156
Synaptics                                       3,167(b)                60,901
Total                                                                1,965,736

Computer software & services (5.5%)
3Com                                          556,000(b)             2,034,960
Ariba                                           3,832(b)                23,490
Autobytel                                      52,959(b)               257,381
Brady Cl A                                     77,900                2,381,404
Brooktrout                                     19,500(b)               194,415
Ciber                                          32,700(b)               266,505
Citadel Security Software                      37,250(b)                29,428
E.piphany                                       8,754(b)                30,551
EarthLink                                      55,800(b)               592,038
eFunds                                         40,000(b)               808,800
Foundry Networks                               65,600(b)               606,144
Intergraph                                     18,700(b)               586,993
InterVideo                                     34,400(b)               522,192
iPass                                          75,600(b)               466,452
Keane                                           6,000(b)                80,520

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
61 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - Partners Small Cap Value Fund

Issuer                                        Shares                  Value(a)

Computer software & services (cont.)
Lionbridge Technologies                        96,138(b)              $478,767
ManTech Intl Cl A                               8,800(b)               252,824
MAXIMUS                                        23,400                  802,386
McDATA Cl A                                     8,103(b)                30,872
Mentor Graphics                               187,900(b)             1,931,612
Mobility Electronics                           26,503(b)               233,226
NDCHealth                                      17,983                  301,395
Neoware Systems                                29,100(b)               294,492
Perot Systems Cl A                             87,200(b)             1,126,624
Pervasive Software                             71,000(b)               328,730
Resources Connection                            4,550(b)                90,636
Reynolds & Reynolds Cl A                       69,000                1,883,010
Rimage                                         20,500(b)               433,575
SM&A                                           42,800(b)               374,928
Sybase                                          3,100(b)                63,240
Sykes Enterprises                               8,900(b)                73,692
Take-Two Interactive
  Software                                     16,805(b)               432,897
Transaction Systems
  Architects                                   25,600(b)               583,168
Ultimate Software Group                        15,023(b)               239,166
Total                                                               18,836,513

Electronics (4.3%)
Anaren                                         12,600(b)               149,184
Audiovox Cl A                                  40,000(b)               585,200
Catalyst Semiconductor                         87,400(b)               396,796
CTS                                            17,500                  186,375
CyberOptics                                    10,763(b)               138,412
Entegris                                       86,200(b)               836,140
Fairchild Semiconductor Intl                   24,700(b)               353,210
Franklin Electric                               6,345                  243,775
Integrated Silicon Solution                   182,800(b)             1,197,340
IXYS                                           15,200(b)               210,216
KEMET                                          26,100(b)               182,700
Littelfuse                                     49,600(b)             1,491,968
LoJack                                         16,296(b)               240,203
LSI Inds                                        9,400                  127,746
Methode Electronics                            19,773                  236,090
Molecular Devices                              10,900(b)               210,588
Nu Horizons Electronics                        47,900(b)               281,652
OmniVision Technologies                        32,100(b)               507,822
Paxar                                          18,600(b)               327,732
Plexus                                        126,100(b)             1,733,875
Rofin-Sinar Technologies                       20,600(b)               665,380
ScanSource                                      6,481(b)               318,152
Skyworks Solutions                              4,887(b)                30,935
Tektronix                                      15,300                  346,851
Tessera Technologies                           16,410(b)               483,110
Thomas & Betts                                 20,100(b)               620,688
TriQuint Semiconductor                        321,600(b)             1,090,224
TTM Technologies                               30,700(b)               243,758
Viisage Technology                             39,350(b)               168,418
Vishay Intertechnology                         92,800(b)             1,197,120
Total                                                               14,801,660

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Energy (4.3%)
Berry Petroleum Cl A                            5,600                 $266,336
Callon Petroleum                                5,500(b)                77,825
Chesapeake Energy                             115,700                2,368,379
Encore Acquisition                             53,300(b)             1,988,090
Frontier Oil                                   13,262                  648,644
Houston Exploration                             9,600(b)               489,312
Magnum Hunter Resources                        37,800(b)               584,388
Murphy Oil                                     24,900                2,433,975
Parallel Petroleum                             15,956(b)               108,660
Petroleum Development                           2,783(b)                72,720
Remington Oil and Gas                          22,200(b)               688,200
South Jersey Inds                               3,251                  184,332
St. Mary Land & Exploration                    34,000                  884,680
Swift Energy                                   22,200(b)               758,130
TEL Offshore Trust Unit                             1                        4
Tesoro                                          5,200                  226,720
TransMontaigne                                 12,500(b)               103,500
USEC                                          122,000                1,665,300
Whiting Petroleum                              45,427(b)             1,570,866
Total                                                               15,120,061

Energy equipment & services (3.6%)
Cimarex Energy                                 30,126(b)             1,133,641
Dril-Quip                                       8,700(b)               237,945
Edge Petroleum                                 24,500(b)               333,935
Energy Partners                                20,300(b)               463,855
Ensign Resource
  Service Group                                32,100(c)               732,289
Harvest Natural Resources                      19,400(b)               210,296
Holly                                           3,100                  118,513
Hydril                                          3,255(b)               168,967
Lone Star Technologies                          2,500(b)               103,625
Oil States Intl                                27,231(b)               630,670
Patterson-UTI Energy                           13,600                  360,264
Range Resources                                48,741                1,125,917
RPC                                            28,550                  421,684
SEACOR Holdings                                28,100(b)             1,631,486
Superior Energy Services                       26,500(b)               414,725
TETRA Technologies                             14,950(b)               412,620
Tidewater                                      73,900                2,556,940
Trican Well Service                            12,600(b,c)             273,586
Unit                                           21,800(b)               850,636
W-H Energy Services                            15,405(b)               333,826
Willbros Group                                  7,469(b,c)              86,491
Total                                                               12,601,911

Engineering & construction (0.3%)
Dycom Inds                                      7,000(b)               137,480
Infrasource Services                           11,611(b)               127,721
Lennox Intl                                    11,906                  252,884
Modtech Holdings                               36,841(b)               228,414
Perini                                         12,300(b)               185,484
Total                                                                  931,983

Environmental services (0.1%)
TRC Companies                                   4,677(b)                53,318
Waste Connections                               6,089(b)               225,780
Total                                                                  279,098

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Finance companies (0.5%)
Accredited Home
  Lenders Holding                              24,161(b)            $1,014,037
Federal Agricultural
  Mtge Cl C                                     8,200                  151,536
Financial Federal                              12,417                  463,154
First Financial Bancorp                        10,200                  183,600
Total                                                                1,812,327

Financial services (0.6%)
Advanta Cl B                                    9,800                  241,766
CharterMac LP                                   9,600                  208,320
Cohen & Steers                                 11,800                  210,394
CompuCredit                                     9,600(b)               302,688
Irwin Financial                                15,634                  328,157
Jones Lang LaSalle                              4,000(b)               169,640
Knight Capital Group Cl A                      33,336(b)               251,687
LECG                                            6,849(b)               132,049
PRG-Schultz Intl                               45,266(b)               174,727
SWS Group                                      11,800                  187,030
Total                                                                2,206,458

Food (1.3%)
American Italian Pasta Cl A                    78,010                1,795,010
Chiquita Brands Intl                           25,800                  750,264
CoolBrands Intl                                28,900(b,c)              93,954
Gold Kist                                      20,600(b)               430,128
Hain Celestial Group                           10,853(b)               195,354
Sensient Technologies                          58,601                1,192,530
Total                                                                4,457,240

Furniture & appliances (1.2%)
Aaron Rents                                    25,753                  582,275
American Woodmark                              14,888                  500,386
Ethan Allen Interiors                          22,700                  708,240
Furniture Brands Intl                          27,700                  557,047
Hooker Furniture                               19,100                  281,725
Natuzzi ADR                                    44,900(c)               406,345
Select Comfort                                 12,366(b)               300,494
Stanley Furniture                              14,800                  625,300
Thomas Inds                                     9,100                  362,817
Total                                                                4,324,629

Health care products (2.1%)
Abaxis                                         11,579(b)               121,001
Allscripts Healthcare
  Solutions                                    16,600(b)               271,576
Alpharma Cl A                                  23,400                  301,158
Barrier Therapeutics                            4,000(b)                63,840
Cell Therapeutics                              24,845(b)                73,790
CNS                                            26,200                  550,200
Conceptus                                      35,122(b)               187,200
Endo Pharmaceuticals
  Holdings                                     17,900(b)               363,370
First Horizon Pharmaceutical                   33,000(b)               620,400
Haemonetics                                    36,700(b)             1,493,689
Intuitive Surgical                              8,100(b)               400,950
Lexicon Genetics                               30,300(b)               146,652
Medarex                                         7,838(b)                59,412
Nutraceutical Intl                             28,600(b)               377,234

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
62 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - Partners Small Cap Value Fund

Issuer                                        Shares                  Value(a)

Health care products (cont.)
Par Pharmaceutical Companies                    4,200(b)              $134,400
Perrigo                                        32,900                  511,266
PSS World Medical                              23,224(b)               272,650
Renovis                                        13,480(b)               178,610
Salix Pharmaceuticals                           5,473(b)                95,832
Theragenics                                    14,900(b)                51,107
ThermoGenesis                                  44,520(b)               178,525
United Therapeutics                             4,407(b)               220,174
Viasys Healthcare                              17,200(b)               399,900
Vital Signs                                     6,700                  282,539
Total                                                                7,355,475

Health care services (2.5%)
AMN Healthcare Services                        12,527(b)               180,890
Applera - Celera
  Genomics Group                                7,900(b,d)              78,368
Centene                                         2,400(b)                77,160
Chemed                                          2,700                  114,156
Cross Country Healthcare                       24,400(b)               413,580
Genesis HealthCare                             90,400(b)             3,931,495
Gentiva Health Services                         8,600(b)               136,654
Healthcare Services Group                      36,225                  677,408
Horizon Health                                 15,400(b)               675,290
Kindred Healthcare                              9,400(b)               362,652
LifePoint Hospitals                             1,633(b)                73,452
Molina Healthcare                               8,100(b)               346,680
Owens & Minor                                   7,500                  232,500
PAREXEL Intl                                   10,596(b)               193,377
Psychiatric Solutions                           3,068(b)               125,635
Radiologix                                     58,321(b)               229,202
U.S. Physical Therapy                          33,800(b)               541,814
United Surgical Partners Intl                   3,169(b)               152,556
Total                                                                8,542,869

Home building (0.6%)
Beazer Homes USA                                8,209                  438,853
Comstock Homebuilding
  Companies Cl A                                3,100(b)                72,540
Monaco Coach                                   21,100                  346,251
Standard-Pacific                                5,633                  451,316
Technical Olympic USA                          21,750                  476,325
WCI Communities                                10,351(b)               309,495
Total                                                                2,094,780

Household products (1.4%)
Elizabeth Arden                                25,171(b)               529,094
Helen of Troy                                  35,479(b,c)             819,566
Inter Parfums                                  26,400                  468,600
JAKKS Pacific                                  29,500(b)               609,765
Jarden                                          2,130(b)               108,374
Nature's Sunshine Products                      9,400                  154,818
Nu Skin Enterprises Cl A                       34,500                  779,355
Oneida                                         25,746(b)                60,503
Playtex Products                               17,168(b)               185,071
Tupperware                                     25,500                  576,300
Yankee Candle                                  18,300                  577,365
Total                                                                4,868,811

Industrial services (0.1%)
Applied Industrial Technologies                15,306                  465,915

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Industrial transportation (2.8%)
Amerco                                          6,900(b)              $366,942
Arkansas Best                                   6,000                  196,380
ArvinMeritor                                    9,178                  132,163
Covenant Transport Cl A                        50,900(b)               706,492
DryShips                                        2,781(b,c)              51,449
Forward Air                                     4,249                  114,086
GATX                                           19,200                  640,704
Heartland Express                              11,735                  235,287
Kirby                                          62,100(b)             2,649,185
Nordic American
  Tanker Shipping                               8,600(c)               344,000
OMI                                            25,173                  486,846
Overnite                                       10,500                  447,510
SCS Transportation                             18,048(b)               329,376
Sea Containers Cl A                            61,000(c)               854,000
Swift Transportation                           24,900(b)               611,295
Wabash Natl                                    60,293                1,501,899
Total                                                                9,667,614

Insurance (4.7%)
Alleghany                                         728(b)               204,022
American Natl Insurance                        11,000                1,269,400
American Physicians Capital                    14,900(b)               516,285
AMERIGROUP                                     19,400(b)               761,256
AmerUs Group                                   15,000                  713,850
Arch Capital Group                              3,100(b,c)             138,415
Argonaut Group                                 21,300(b)               446,022
Aspen Insurance Holdings                       36,168(c)               994,620
CNA Surety                                     27,300(b)               377,286
Commerce Group                                  3,400                  202,640
Donegal Group Cl A                              6,223                  114,877
Endurance Specialty Holdings                   19,200(c)               699,840
Erie Indemnity Cl A                             3,900                  202,020
FBL Financial Group Cl A                       37,000                  989,750
Hooper Holmes                                  70,800                  283,200
Horace Mann Educators                          10,000                  182,000
LandAmerica Financial Group                    12,200                  685,640
Natl Atlantic Holdings                          9,536(b)               108,520
Navigators Group                                5,840(b)               194,122
NYMAGIC                                         4,884                   99,878
Ohio Casualty                                  18,100                  432,590
Phoenix Companies                              30,800                  354,200
Presidential Life                               8,400                  127,260
ProAssurance                                   21,983(b)               859,975
ProCentury                                     23,284                  237,497
PXRE Group                                     67,480(c)             1,614,795
Reinsurance Group
  of America                                    3,000                  137,250
RLI                                            15,742                  688,555
Safety Insurance Group                          3,500                  110,320
Scottish Re Group                              24,800(c)               579,824
StanCorp Financial Group                        3,794                  283,981
Stewart Information Services                    1,800                   70,650
UICI                                           26,900                  676,535
United Fire & Casualty                         24,689                  972,006
Total                                                               16,329,081

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Investment companies (0.3%)
Apollo Investment                              15,657                 $256,618
iShares Russell 2000
  Value Index Fund                              4,480                  830,816
Total                                                                1,087,434

Leisure time & entertainment (1.6%)
Arctic Cat                                     17,000                  367,200
Atari                                         140,391(b)               346,766
Brunswick                                      53,000                2,281,120
Callaway Golf                                  24,100                  281,729
Handleman                                      18,600                  337,590
Head                                          139,000(b,c)             417,000
K2                                             30,422(b)               383,013
Multimedia Games                               34,000(b)               362,780
Radica Games                                   23,200(c)               199,984
RC2                                            17,700(b)               637,908
Total                                                                5,615,090

Lodging & gaming (1.8%)
Aztar                                          14,816(b)               473,223
Dover Downs Gaming &
  Entertainment                                39,700                  469,651
Kerzner Intl                                   42,100(b,c)           2,592,518
La Quinta                                      86,800(b)               752,556
Lodgian                                       149,300(b)             1,418,350
Sunterra                                       34,200(b)               533,520
Total                                                                6,239,818

Machinery (4.6%)
Blount Intl                                    11,300(b)               199,558
Blyth                                          11,100                  314,574
Flowserve                                      91,700(b)             2,702,399
Harsco                                         42,700                2,477,881
IDEX                                           64,600                2,481,286
Joy Global                                      2,000                   75,080
Kaydon                                         65,000                1,855,100
Key Technology                                 48,400(b)               532,400
Lawson Products                                 3,300                  141,240
Lincoln Electric Holdings                      22,800                  746,928
Lindsay Mfg                                     1,645                   32,916
Lydall                                         29,548(b)               243,476
MTS Systems                                     6,023                  192,194
Regal-Beloit                                   10,700                  274,990
Semitool                                       41,200(b)               361,324
Tennant                                         2,399                   89,483
Terex                                          83,787(b)             3,311,262
Total                                                               16,032,091

Media (1.5%)
ADVO                                           12,153                  377,351
Catalina Marketing                             17,300                  415,200
Courier                                         8,550                  299,592
DoubleClick                                    58,600(b)               482,278
Entravision
  Communications Cl A                          20,700(b)               153,801
Gray Television                                25,200                  296,100
John H Harland                                 14,600                  549,982
Journal Register                               15,945(b)               264,846
Liberty                                         4,600                  166,106

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
63 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - Partners Small Cap Value Fund

Issuer                                        Shares                  Value(a)

Media (cont.)
LIN TV Cl A                                    14,500(b)              $210,975
Sinclair Broadcast Group Cl A                  17,500                  154,175
Valassis Communications                        58,200(b)             2,018,958
Total                                                                5,389,364

Metals (2.7%)
AK Steel Holding                              211,200(b)             1,615,680
Apex Silver Mines                               8,100(b,c)             108,945
Century Aluminum                               80,600(b)             1,806,246
Commercial Metals                              18,402                  481,396
Earle M Jorgensen                              30,352(b)               253,439
Gibraltar Inds                                 28,400                  555,504
GrafTech Intl                                  92,854(b)               408,558
IPSCO                                          11,300(c)               580,481
Metal Management                               29,800                  547,426
Mueller Inds                                   35,933                  970,191
NS Group                                       11,400(b)               328,548
Oregon Steel Mills                             12,471(b)               220,238
Reliance Steel & Aluminum                      11,900                  458,031
Schnitzer Steel Inds Cl A                       3,184                   73,614
Steel Dynamics                                 12,500                  336,125
Steel Technologies                             27,000                  540,000
Total                                                                9,284,422

Multi-industry (1.2%)
Actuant Cl A                                   11,676(b)               525,421
Anixter Intl                                   12,198(b)               461,206
Baldor Electric                                 6,509                  163,701
FTI Consulting                                 16,200(b)               356,238
Gladstone Capital                               7,200                  163,584
Hughes Supply                                  13,200                  343,200
Imation                                         1,861                   70,271
ITT Educational Services                        8,929(b)               405,287
Jacuzzi Brands                                 38,729(b)               395,423
Lancaster Colony                               10,200                  448,188
Medical Staffing
  Network Holdings                             29,668(b)               161,097
Woodward Governor                               7,200                  557,065
Total                                                                4,050,681

Paper & packaging (0.9%)
AptarGroup                                     11,300                  565,000
Caraustar Inds                                 67,359(b)               707,270
Chesapeake                                     76,706                1,600,854
Ennis                                           6,900                  109,641
Silgan Holdings                                 2,000                  114,000
Wausau-Mosinee Paper                            3,780                   47,250
Total                                                                3,144,015

Precious metals (0.6%)
Agnico-Eagle Mines                             25,900(c)               306,915
Eldorado Gold                                  51,900(b,c)             119,889
Glamis Gold                                    21,800(b,c)             311,522
Goldcorp                                       12,400(c)               168,516
Golden Star Resources                          15,300(b)                43,605
Hecla Mining                                   66,200(b)               296,576
Meridian Gold                                  26,900(b,c)             444,388
Minefinders                                    24,200(b,c)             130,196
Stillwater Mining                              50,000(b)               337,500
Total                                                                2,159,107

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Real estate (1.1%)
Brookfield Homes                                8,800                 $403,568
MI Developments Cl A                           88,000(c)             2,662,000
Wellsford Real Properties                      50,300(b)               880,250
Total                                                                3,945,818

Real estate investment trust (4.1%)
Acadia Realty Trust                            11,502                  194,959
Agree Realty                                    8,432                  242,420
American Campus
  Communities                                   2,926                   59,983
AmeriVest Properties                            9,315                   40,986
Arbor Realty Trust                             14,800                  394,420
Bedford Property Investors                      4,300                   99,631
BioMed Realty Trust                             9,908                  221,444
Brandywine Realty Trust                        16,113                  453,742
Capital Automotive                             34,833                1,246,324
Capital Trust Cl A                              4,300                  150,371
Commercial Net Lease Realty                    25,054                  486,048
Corporate Office
  Properties Trust                              2,172                   60,664
Correctional Properties Trust                  14,125                  367,250
Cousins Properties                             20,600                  583,804
Entertainment
  Properties Trust                             20,305                  903,572
Equity Inns                                    50,900                  610,291
Equity One                                     13,500                  288,765
FelCor Lodging Trust                           42,500(b)               591,600
Gables Residential Trust                        4,419                  160,896
Getty Realty                                    9,800                  270,872
Hersha Hospitality Trust                        7,455                   70,972
Home Properties of New York                     2,900                  119,480
Innkeepers USA Trust                           31,700                  428,267
Investors Real Estate Trust                    11,700                  110,097
LaSalle Hotel Properties                        9,858                  304,612
Lexington Corporate
  Properties Trust                             23,675                  545,235
LTC Properties                                 14,300                  283,426
Maguire Properties                              5,800                  151,670
MFA Mtge Investments                           37,212                  263,833
Natl Health Investors                          11,600                  309,372
New Century Financial                           8,400                  427,980
Omega Healthcare Investors                     57,153                  682,978
Parkway Properties                             14,469                  698,129
Post Properties                                 4,846                  158,949
Prentiss Properties Trust                      12,871                  444,050
RAIT Investment Trust                          19,057                  545,030
Redwood Trust                                   3,100                  160,363
Senior Housing
  Properties Trust                             34,700                  624,253
Spirit Finance                                  6,396                   70,356
Town & Country Trust                            5,932                  163,427
Trustreet Properties                            8,600                  135,450
U-Store-It Trust                               10,670                  201,663
Universal Health Realty
  Income Trust                                  1,300                   48,061
Total                                                               14,375,695

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Restaurants (1.1%)
Buca                                           36,132(b)              $184,273
California Pizza Kitchen                        9,910(b)               237,840
CBRL Group                                     10,600                  431,632
CEC Entertainment                              11,550(b)               468,353
Fox & Hound
  Restaurant Group                             19,864(b)               244,327
Jack in the Box                                17,200(b)               713,456
Lone Star
  Steakhouse & Saloon                          11,200                  338,352
Ruby Tuesday                                   23,100                  584,199
Ryan's Restaurant Group                        36,800(b)               513,728
Total                                                                3,716,160

Retail -- general (6.9%)
Advance Auto Parts                             39,900(b)             2,364,873
AnnTaylor Stores                               15,300(b)               394,128
Big Lots                                       54,812(b)               693,920
Bon-Ton Stores                                  6,400                  115,648
Brookstone                                     72,573(b)             1,461,620
Buckle                                         21,000                  828,660
Build-A-Bear Workshop                           5,100(b)               139,740
Cato Cl A                                      27,100                  782,106
Claire's Stores                                24,600                  580,068
Conn's                                          9,400(b)               179,446
Cost Plus                                      31,400(b)               730,364
Deb Shops                                      25,000                  755,250
Department 56                                  18,000(b)               200,880
Dillard's Cl A                                141,700                3,389,464
Dollar General                                 65,500                1,284,455
Dress Barn                                     20,544(b)               371,846
Fossil                                         17,573(b)               375,184
GameStop Cl A                                  14,500(b)               422,820
GameStop Cl B                                  10,500(b)               281,820
Gymboree                                       36,460(b)               482,730
Linens `N Things                               26,000(b)               633,620
Men's Wearhouse                                75,500(b)             3,878,435
Payless ShoeSource                              5,700(b)                95,931
Pier 1 Imports                                 28,500                  478,515
School Specialty                                4,237(b)               166,175
Sharper Image                                  17,308(b)               230,023
Sonic Automotive                                6,200                  132,184
Talbots                                        14,200                  421,030
Too                                            29,100(b)               578,508
Trans World Entertainment                      14,700(b)               191,100
Tuesday Morning                                 2,034(b)                61,813
United Auto Group                               5,700                  175,560
Weis Markets                                   12,900                  473,946
Zale                                           11,022(b)               343,666
Total                                                               23,695,528

Telecom equipment & services (1.1%)
Alaska Communications
  Systems Group                                15,571                  147,457
Catapult Communications                        14,800(b)               208,236
Cincinnati Bell                                51,117(b)               201,912
CommScope                                      32,200(b)               544,824
Comtech Telecommunications                      2,500(b)                90,425
Digi Intl                                      10,800(b)               126,684
Ditech Communications                          37,873(b)               273,064

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
64 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - Partners Small Cap Value Fund

Issuer                                        Shares                  Value(a)

Telecom equipment & services (cont.)
Golden Telecom                                  6,000(c)              $157,320
Iowa Telecommunications
  Services                                      7,005                  131,694
Sycamore Networks                             195,300(b)               660,114
Valor Communications Group                     11,110                  151,096
West                                           32,413(b)             1,138,994
Total                                                                3,831,820

Textiles & apparel (1.3%)
Cherokee                                        7,600                  268,432
Cutter & Buck                                  26,100                  342,693
K-Swiss Cl A                                   25,907                  831,614
Kellwood                                       10,241                  257,664
Kenneth Cole Productions Cl A                  23,700                  713,370
Oakley                                          9,300                  136,710
Polo Ralph Lauren                               9,000                  348,750
Steven Madden                                  20,200(b)               358,752
Stride Rite                                    41,900                  498,191
Wolverine World Wide                           29,800                  684,804
Total                                                                4,440,980

Utilities -- electric (2.6%)
Avista                                          7,570                  133,459
Black Hills                                     3,500                  128,170
Central Vermont
  Public Service                                2,558                   53,718
CH Energy Group                                 4,800                  216,960
Cleco                                          35,508                  741,762
CMS Energy                                     53,982(b)               714,182
El Paso Electric                               63,334(b)             1,271,113
MGE Energy                                      2,207                   79,452
Otter Tail                                      7,300                  185,858
PNM Resources                                  16,300                  474,982

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Utilities -- electric (cont.)
Reliant Energy                                266,000(b)            $3,271,801
Sierra Pacific Resources                      108,313(b)             1,294,340
UIL Holdings                                    5,600                  290,304
Westar Energy                                  11,070                  255,385
Total                                                                9,111,486

Utilities -- natural gas (1.0%)
AGL Resources                                  13,859                  488,391
Atmos Energy                                   30,291                  856,933
Energen                                         3,770                  245,729
Nicor                                           3,600                  142,200
Northwest Natural Gas                          18,837                  681,899
Piedmont Natural Gas                            4,055                   99,185
Southern Union                                  9,060(b)               221,697
Southwest Gas                                   1,549                   38,694
Syntel                                          8,200                  128,412
WGL Holdings                                   23,000                  748,420
Total                                                                3,651,560

Utilities -- telephone (--%)
CT Communications                              10,100                  122,210

Total common stocks
(Cost: $277,235,660)                                              $298,795,697

Other (--%)
Issuer                                        Shares                  Value(a)

Air France ADR
  Warrants                                    $51,500(b,c)             $24,720

Total other
(Cost: $--)                                                            $24,720

Bond (--%)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount
Mueller Inds
   11-01-14               6.00%               $82,000                  $79,130

Total bond
(Cost: $82,000)                                                        $79,130

Short-term securities (14.5%)
Issuer                 Effective              Amount                  Value(a)
                         yield              payable at
                                             maturity

Commercial paper
Alpine Securitization
   06-06-05               3.02%            $5,000,000               $4,997,483
BNP Paribas North America
   06-01-05               3.06              7,900,000                7,899,329
CRC Funding LLC
   06-01-05               3.05              6,600,000                6,599,441
Fairway Finance
   06-27-05               3.04             10,000,000                9,977,275
HSBC Finance
   06-01-05               3.07             11,000,000               10,999,061
Sheffield Receivables
   06-03-05               3.03             10,000,000                9,997,476

Total short-term securities
(Cost: $50,474,336)                                                $50,470,065

Total investments in securities
(Cost: $327,791,996)(e)                                           $349,369,612

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2005.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At May 31, 2005, the value of foreign securities represented 6.6% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) At May 31, 2005, the cost of securities for federal income tax purposes was approximately $327,792,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $ 35,783,000
      Unrealized depreciation                                      (14,205,000)
                                                                   -----------
      Net unrealized appreciation                                 $ 21,578,000
                                                                  ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com.

--------------------------------------------------------------------------------
65 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

Investments in Securities

AXP VP - S&P 500 Index Fund

May 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (96.4%)
Issuer                                        Shares                  Value(a)

Aerospace & defense (2.3%)
Boeing                                         26,026               $1,663,061
General Dynamics                                6,256                  675,523
Goodrich                                        3,758                  157,310
Honeywell Intl                                 26,607                  963,972
L-3 Communications Holdings                     3,605                  255,162
Lockheed Martin                                12,554                  814,629
Northrop Grumman                               11,260                  627,407
Raytheon                                       14,163                  554,623
Rockwell Automation                             5,474                  281,199
Rockwell Collins                                5,582                  275,695
United Technologies                            16,016                1,708,908
Total                                                                7,977,489

Airlines (0.1%)
Delta Air Lines                                 4,369(b)                16,821
Southwest Airlines                             23,034                  335,144
Total                                                                  351,965

Automotive & related (0.9%)
AutoNation                                      7,060(b)               141,129
Cooper Tire & Rubber                            2,009                   38,251
Cummins                                         1,333                   90,577
Dana                                            4,699                   63,671
Delphi                                         17,543                   76,312
Eaton                                           4,782                  286,203
Ford Motor                                     57,247                  571,326
General Motors                                 17,662                  556,884
Genuine Parts                                   5,466                  234,819
Goodyear Tire & Rubber                          5,495(b)                79,073
Johnson Controls                                5,976                  338,600
Navistar Intl                                   2,059(b)                62,820
PACCAR                                          5,435                  384,526
Snap-On                                         1,811                   62,498
Visteon                                         4,049                   30,894
Total                                                                3,017,583

Banks and savings & loans (6.6%)
AmSouth Bancorporation                         11,108                  296,139
Bank of America                               126,754(e)             5,871,246
Bank of New York                               24,344                  701,594
BB&T                                           17,145                  684,771
Comerica                                        5,317                  297,114
Compass Bancshares                              3,860                  172,040
Fifth Third Bancorp                            16,266                  693,257
First Horizon Natl                              3,846                  162,417
Golden West Financial                           8,826                  552,684
Huntington Bancshares                           7,252                  169,117
KeyCorp                                        12,705                  416,216
M&T Bank                                        3,080                  314,591
Marshall & Ilsley                               6,500                  282,815
Mellon Financial                               13,250                  367,820
Natl City                                      18,585                  642,298
North Fork Bancorporation                      14,716                  401,145
Northern Trust                                  6,357                  291,913

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Banks and savings & loans (cont.)
PNC Financial Services Group                    8,834                 $482,778
Regions Financial                              14,523                  489,135
Sovereign Bancorp                              11,716                  261,501
State Street                                   10,432                  500,736
SunTrust Banks                                 10,609                  780,928
Synovus Financial                               9,717                  282,473
US Bancorp                                     57,949                1,699,644
Wachovia                                       49,580                2,516,185
Washington Mutual                              27,303                1,127,614
Wells Fargo & Co                               53,023                3,203,119
Zions Bancorporation                            2,808                  198,919
Total                                                               23,860,209

Beverages & tobacco (3.7%)
Altria Group                                   64,681                4,342,683
Anheuser-Busch Companies                       24,297                1,138,314
Brown-Forman Cl B                               2,814                  167,771
Coca-Cola                                      70,834                3,161,322
Coca-Cola Enterprises                          11,030                  241,336
Fortune Brands                                  4,529                  391,759
Molson Coors Brewing Cl B                       2,515                  147,052
Pepsi Bottling Group                            6,184                  175,440
PepsiCo                                        52,478                2,954,511
Reynolds American                               3,645                  302,207
UST                                             5,165                  230,152
Total                                                               13,252,547

Broker dealers (1.5%)
Bear Stearns Companies                          3,547                  351,295
Charles Schwab                                 35,896                  407,061
E*TRADE Financial                              11,590(b)               143,137
Franklin Resources                              6,185                  446,186
Lehman Brothers Holdings                        8,634                  796,055
Merrill Lynch & Co                             29,107                1,579,346
Morgan Stanley                                 34,797                1,703,660
Total                                                                5,426,740

Building materials & construction (0.4%)
American Standard Companies                     5,637                  241,264
Fluor                                           2,679                  153,909
Louisiana-Pacific                               3,460                   87,123
Masco                                          14,009                  448,567
Sherwin-Williams                                3,957                  175,889
Vulcan Materials                                3,217                  192,795
Total                                                                1,299,547

Cable (0.6%)
Comcast Cl A                                   69,338(b)             2,232,684

Cellular telecommunications (0.3%)
Nextel Communications Cl A                     35,229(b)             1,063,211

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Chemicals (1.5%)
Air Products & Chemicals                        7,115                 $428,536
Dow Chemical                                   29,813                1,350,231
Eastman Chemical                                2,437                  143,247
Ecolab                                          6,904                  223,206
EI du Pont de Nemours & Co                     31,172                1,449,809
Engelhard                                       3,817                  112,220
Great Lakes Chemical                            1,605                   54,410
Hercules                                        3,505(b)                48,439
Pall                                            3,877                  113,170
PPG Inds                                        5,413                  353,956
Praxair                                        10,088                  472,825
Rohm & Haas                                     6,079                  283,585
Sigma-Aldrich                                   2,148                  128,687
Total                                                                5,162,321

Computer hardware (3.5%)
Apple Computer                                 25,554(b)             1,014,749
Cisco Systems                                 201,556(b)             3,906,155
Dell                                           76,731(b)             3,060,800
EMC                                            75,216(b)             1,057,537
Gateway                                         9,347(b)                32,341
Hewlett-Packard                                90,543                2,038,123
Lexmark Intl Cl A                               3,961(b)               271,091
Network Appliance                              11,449(b)               329,273
NVIDIA                                          5,211(b)               141,687
Sun Microsystems                              105,621(b)               402,416
Total                                                               12,254,172

Computer software & services (6.0%)
Adobe Systems                                  15,226                  503,372
Affiliated Computer
  Services Cl A                                 3,960(b)               204,851
Autodesk                                        7,172                  283,868
Automatic Data Processing                      18,232                  798,562
BMC Software                                    6,931(b)               117,966
Citrix Systems                                  5,295(b)               133,222
Computer Associates Intl                       16,642                  453,827
Computer Sciences                               5,974(b)               276,656
Compuware                                      12,114(b)                82,981
Comverse Technology                             6,178(b)               145,368
Convergys                                       4,447(b)                60,613
Electronic Arts                                 9,624(b)               505,645
Electronic Data Systems                        16,190                  318,943
Equifax                                         4,220                  146,392
First Data                                     25,076                  948,625
Fiserv                                          6,041(b)               259,763
Intl Business Machines                         51,048(e)             3,856,676
Intuit                                          5,796(b)               250,503
Mercury Interactive                             2,637(b)               118,981
Microsoft                                     316,394 (e)            8,162,965
NCR                                             5,824(b)               213,333
Novell                                         11,854(b)                69,346
Oracle                                        140,050(b)             1,795,441
Parametric Technology                           8,453(b)                50,887

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
66 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - S&P 500 Index Fund

Issuer                                        Shares                  Value(a)

Computer software & services (cont.)
Paychex                                        11,119                 $321,117
QLogic                                          2,874(b)                92,025
Sabre Holdings Cl A                             4,116                   82,608
Siebel Systems                                 16,094(b)               148,387
SunGard Data Systems                            9,032(b)               313,501
Symantec                                       22,180(b)               501,490
Unisys                                         10,543(b)                76,331
VERITAS Software                               13,198(b)               328,234
Total                                                               21,622,479

Electronics (3.6%)
Advanced Micro Devices                         12,320(b)               202,048
Agilent Technologies                           13,513(b)               324,447
Altera                                         11,639(b)               258,269
American Power Conversion                       5,617                  143,009
Analog Devices                                 11,643                  431,722
Applied Materials                              52,056(b)               854,239
Applied Micro Circuits                          9,638(b)                27,661
Broadcom Cl A                                   9,094(b)               322,746
Freescale Semiconductor Cl B                   12,552(b)               253,550
Intel                                         194,707                5,243,459
Jabil Circuit                                   5,735(b)               167,634
KLA-Tencor                                      6,143                  278,954
Linear Technology                               9,598                  359,637
LSI Logic                                      12,039(b)                88,607
Maxim Integrated Products                      10,215                  402,471
Micron Technology                              19,189(b)               210,695
Millipore                                       1,550(b)                79,810
Molex                                           5,243                  138,887
Natl Semiconductor                             11,108                  223,493
Novellus Systems                                4,370(b)               116,461
PMC-Sierra                                      5,624(b)                49,322
Sanmina-SCI                                    16,368(b)                83,968
Solectron                                      30,360(b)               110,814
Symbol Technologies                             7,592                   87,384
Tektronix                                       2,793                   63,317
Teradyne                                        6,074(b)                79,023
Texas Instruments                              53,823                1,487,668
Xerox                                          29,940(b)               406,286
Xilinx                                         10,901                  302,503
Total                                                               12,798,084

Energy (6.6%)
Amerada Hess                                    2,664                  247,352
Anadarko Petroleum                              7,407                  560,710
Apache                                         10,204                  599,587
Ashland                                         2,069                  141,313
Burlington Resources                           12,102                  613,329
Chevron                                        65,804                3,538,939
ConocoPhillips                                 21,759                2,346,491
Devon Energy                                   14,986                  687,857
EOG Resources                                   7,468                  372,579
Exxon Mobil                                   199,798               11,228,648
Kerr-McGee                                      3,651                  269,663
Marathon Oil                                   10,855                  526,359
Occidental Petroleum                           12,421                  908,099
Sunoco                                          2,173                  222,885
Unocal                                          8,457                  481,964

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Energy (cont.)
Valero Energy                                   8,020                 $550,332
XTO Energy                                     10,866                  338,150
Total                                                               23,634,257

Energy equipment & services (1.1%)
Baker Hughes                                   10,571                  488,274
BJ Services                                     5,084                  255,979
Halliburton                                    15,777                  674,309
Nabors Inds                                     4,425(b,c)             243,862
Natl Oilwell Varco                              5,245(b)               236,025
Noble                                           4,242                  240,182
Rowan Companies                                 3,350                   92,125
Schlumberger                                   18,436                1,260,470
Transocean                                     10,039(b)               500,043
Total                                                                3,991,269

Environmental services (0.2%)
Allied Waste Inds                               8,482(b)                65,396
Waste Management                               17,780                  524,332
Total                                                                  589,728

Finance companies (2.2%)
Citigroup                                     163,391                7,697,350
MGIC Investment                                 3,023                  185,431
Total                                                                7,882,781

Financial services (4.2%)
American Express                               36,684                1,975,433
Capital One Financial                           7,730                  582,842
CIT Group                                       6,595                  279,760
Countrywide Financial                          18,146                  674,487
Fannie Mae                                     30,263                1,792,780
Federated Investors Cl B                        2,970                   87,942
Freddie Mac                                    21,514                1,399,271
Goldman Sachs Group                            14,005                1,365,488
H&R Block                                       5,171                  258,136
Janus Capital Group                             7,393                  113,556
JPMorgan Chase & Co                           111,115                3,972,362
MBNA                                           39,948                  842,503
Moody's                                         8,570                  370,824
Providian Financial                             9,164(b)               163,302
SLM                                            13,437                  648,604
T Rowe Price Group                              3,870                  230,884
Total                                                               14,758,174

Food (1.4%)
Archer-Daniels-Midland                         19,485                  386,777
Campbell Soup                                  10,184                  316,010
ConAgra Foods                                  16,122                  421,590
General Mills                                  11,414                  564,993
Hershey                                         6,840                  439,196
HJ Heinz                                       10,947                  398,142
Kellogg                                        10,971                  499,071
McCormick & Co                                  4,250                  143,820
Sara Lee                                       24,685                  500,859
SYSCO                                          19,917                  740,116
WM Wrigley Jr                                   6,119                  417,744
Total                                                                4,828,318

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Furniture & appliances (0.2%)
Black & Decker                                  2,512                 $219,348
Leggett & Platt                                 5,967                  158,961
Maytag                                          2,487                   36,285
Stanley Works                                   2,351                  104,878
Whirlpool                                       2,089                  143,723
Total                                                                  663,195

Health care products (10.3%)
Abbott Laboratories                            48,744                2,351,411
Allergan                                        4,120                  318,517
Amgen                                          39,170(b)             2,451,259
Applera-Applied
  Biosystems Group                              6,142(d)               131,500
Bausch & Lomb                                   1,678                  131,035
Baxter Intl                                    19,374                  714,901
Becton, Dickinson & Co                          7,910                  454,430
Biogen Idec                                    10,434(b)               407,969
Biomet                                          7,893                  297,487
Boston Scientific                              23,762(b)               643,713
Bristol-Myers Squibb                           61,101                1,549,521
Chiron                                          4,616(b)               173,285
CR Bard                                         3,272                  223,314
Eli Lilly & Co                                 35,418                2,064,869
Forest Laboratories                            10,990(b)               423,994
Genzyme                                         7,752(b)               483,647
Gilead Sciences                                13,540(b)               552,432
Guidant                                        10,089                  745,476
Johnson & Johnson                              92,985                6,239,294
King Pharmaceuticals                            7,555(b)                71,470
Laboratory Corp of
  America Holdings                              4,218(b)               204,362
Medco Health Solutions                          8,605(b)               430,250
MedImmune                                       7,770(b)               205,128
Medtronic                                      37,819                2,032,771
Merck & Co                                     69,039                2,239,625
Mylan Laboratories                              8,420                  138,930
PerkinElmer                                     4,046                   77,400
Pfizer                                        233,288(e)             6,508,734
Schering-Plough                                46,125                  899,438
St. Jude Medical                               11,284(b)               452,714
Stryker                                        11,718                  570,081
Waters                                          3,776(b)               146,698
Watson Pharmaceuticals                          3,422(b)               102,865
Wyeth                                          41,773                1,811,695
Zimmer Holdings                                 7,718(b)               591,044
Total                                                               36,841,259

Health care services (2.4%)
Aetna                                           9,204                  718,004
AmerisourceBergen                               3,294                  212,694
Cardinal Health                                13,563                  785,705
Caremark Rx                                    14,285(b)               637,968
Express Scripts                                 2,380(b)               219,888
Fisher Scientific Intl                          3,665(b)               228,916
HCA                                            12,867                  694,818
Health Management
  Associates Cl A                               7,632                  192,479
Hospira                                         4,877(b)               185,716

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
67 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - S&P 500 Index Fund

Issuer                                        Shares                  Value(a)

Health care services (cont.)
Humana                                          5,031(b)              $182,927
IMS Health                                      7,255                  178,110
Manor Care                                      2,694                  104,689
McKesson                                        9,234                  371,853
Quest Diagnostics                               2,850                  299,250
Tenet Healthcare                               14,639(b)               177,425
UnitedHealth Group                             40,108                1,948,446
WellPoint                                       9,541(b)             1,268,953
Total                                                                8,407,841

Home building (0.2%)
Centex                                          3,962                  259,432
KB HOME                                         2,606                  176,009
Pulte Homes                                     3,700                  282,865
Total                                                                  718,306

Household products (2.6%)
Alberto-Culver                                  2,650                  117,475
Avon Products                                  14,746                  586,006
Clorox                                          4,799                  280,310
Colgate-Palmolive                              16,430                  821,007
Gillette                                       30,996                1,634,729
Intl Flavors & Fragrances                       2,766                  102,591
Kimberly-Clark                                 15,044                  967,781
Newell Rubbermaid                               8,590                  195,766
Procter & Gamble                               78,874(e)             4,349,900
Total                                                                9,055,565

Industrial services (0.1%)
Cintas                                          4,673                  188,649

Industrial transportation (1.5%)
Burlington Northern Santa Fe                   11,829                  584,589
CSX                                             6,746                  280,499
FedEx                                           9,424                  842,694
Norfolk Southern                               12,516                  399,511
Ryder System                                    2,007                   73,737
Union Pacific                                   8,162                  546,528
United Parcel Service Cl B                     34,993                2,577,234
Total                                                                5,304,792

Insurance (4.3%)
ACE                                             8,884(c)               383,966
AFLAC                                          15,689                  651,878
Allstate                                       21,236                1,235,935
Ambac Financial Group                           3,400                  245,310
American Intl Group                            81,445                4,524,271
Aon                                             9,896                  246,707
Chubb                                           5,986                  504,201
CIGNA                                           4,110                  399,698
Cincinnati Financial                            5,220                  206,033
Hartford Financial
  Services Group                                9,243                  691,284
Jefferson-Pilot                                 4,268                  215,107
Lincoln Natl                                    5,450                  248,139
Loews                                           4,988                  375,596
Marsh & McLennan
  Companies                                    16,543                  480,409
MBIA                                            4,401                  246,148
MetLife                                        22,913                1,021,920

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Insurance (cont.)
Principal Financial Group                       9,368                 $373,690
Progressive                                     6,263                  601,686
Prudential Financial                           16,382                1,037,144
Safeco                                          3,978                  214,056
St. Paul Travelers Companies                   20,933                  792,942
Torchmark                                       3,385                  178,559
UnumProvident                                   9,301                  170,766
XL Capital Cl A                                 4,350(c)               327,468
Total                                                               15,372,913

Leisure time & entertainment (1.2%)
Brunswick                                       3,027                  130,282
Carnival Unit                                  16,477                  871,633
Cendant                                        32,996                  699,845
Harley-Davidson                                 9,126                  447,448
Hasbro                                          5,215                  105,239
Mattel                                         13,029                  236,867
Viacom Cl B                                    53,316                1,828,206
Total                                                                4,319,520

Lodging & gaming (0.4%)
Harrah's Entertainment                          3,562                  255,787
Hilton Hotels                                  12,032                  291,535
Intl Game Technology                           10,786                  303,949
Marriott Intl Cl A                              6,284                  424,422
Total                                                                1,275,693

Machinery (0.9%)
Caterpillar                                    10,720                1,008,859
Deere & Co                                      7,716                  510,413
Illinois Tool Works                             8,590                  725,254
Ingersoll-Rand Cl A                             5,419(c)               419,485
Parker Hannifin                                 3,760                  226,841
Thermo Electron                                 4,999(b)               131,574
Total                                                                3,022,426

Media (3.5%)
Clear Channel
  Communications                               16,477                  481,623
Dow Jones & Co                                  2,209                   78,420
eBay                                           37,788(b)             1,436,322
Gannett                                         7,849                  584,437
Interpublic Group
  of Companies                                 13,223(b)               163,172
Knight-Ridder                                   2,358                  148,743
McGraw-Hill Companies                          11,912                  520,078
Meredith                                        1,427                   70,779
Monster Worldwide                               3,773(b)                99,532
New York Times Cl A                             4,560                  143,047
News Corp Cl A                                 90,150                1,454,120
Omnicom Group                                   5,825                  477,009
RR Donnelley & Sons                             6,738                  224,039
Time Warner                                   143,703(b)             2,500,431
Tribune                                         9,331                  337,596
Univision
  Communications Cl A                           9,122(b)               242,736
Walt Disney                                    64,019                1,756,680
Yahoo!                                         40,770(b)             1,516,644
Total                                                               12,235,408

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Metals (0.5%)
Alcoa                                          27,253                 $738,556
Allegheny Technologies                          2,796                   59,443
Freeport-McMoRan
  Copper & Gold Cl B                            5,592                  197,398
Nucor                                           4,998                  264,694
Phelps Dodge                                    3,020                  263,948
United States Steel                             3,573(e)               142,098
Total                                                                1,666,137

Multi-industry (5.6%)
3M                                             24,156                1,851,556
Apollo Group Cl A                               5,183(b)               406,866
Cooper Inds Cl A                                2,895                  199,581
Danaher                                         8,606                  474,449
Dover                                           6,365                  241,043
Eastman Kodak                                   8,963                  235,548
Emerson Electric                               13,112                  871,555
General Electric                              331,421(e)            12,090,237
ITT Inds                                        2,881                  273,695
Monsanto                                        8,326                  474,582
Pitney Bowes                                    7,216                  321,906
Robert Half Intl                                5,037                  125,623
Textron                                         4,223                  326,396
Tyco Intl                                      62,948(c)             1,821,086
WW Grainger                                     2,606                  141,740
Total                                                               19,855,863

Paper & packaging (0.6%)
Avery Dennison                                  3,174                  166,476
Ball                                            3,438                  129,097
Bemis                                           3,348                   90,932
Georgia-Pacific                                 8,126                  269,296
Intl Paper                                     15,336                  493,973
MeadWestvaco                                    6,333                  181,630
Pactiv                                          4,638(b)               105,978
Sealed Air                                      2,610(b)               135,172
Temple-Inland                                   3,890                  138,951
Weyerhaeuser                                    7,589                  486,834
Total                                                                2,198,339

Precious metals (0.1%)
Newmont Mining                                 13,879                  516,854

Real estate investment trust (0.7%)
Apartment Investment &
  Management Cl A                               2,990                  110,929
Archstone-Smith Trust                           6,250                  230,125
Equity Office Properties Trust                 12,609                  409,666
Equity Residential                              8,839                  317,320
Plum Creek Timber                               5,749                  201,502
ProLogis                                        5,755                  235,034
Simon Property Group                            6,919                  475,474
Starwood Hotels &
  Resorts Worldwide Unit                        6,645                  371,921
Total                                                                2,351,971

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
68 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - S&P 500 Index Fund

Issuer                                        Shares                  Value(a)

Restaurants (0.8%)
Darden Restaurants                              4,623                 $150,155
McDonald's                                     39,780                1,230,793
Starbucks                                      12,491(b,e)             683,882
Wendy's Intl                                    3,562                  160,753
Yum! Brands                                     9,116                  467,560
Total                                                                2,693,143

Retail -- drugstores (0.6%)
CVS                                            12,506                  685,954
Walgreen                                       31,934                1,447,888
Total                                                                2,133,842

Retail -- general (4.9%)
AutoZone                                        2,116(b)               191,540
Bed Bath & Beyond                               9,465(b)               384,752
Best Buy                                        9,332(e)               507,941
Big Lots                                        3,532(b)                44,715
Circuit City Stores                             5,984                   98,078
Costco Wholesale                               14,769                  670,808
Dillard's Cl A                                  2,210                   52,863
Dollar General                                  9,426                  184,844
Family Dollar Stores                            5,242                  134,562
Federated Dept Stores                           5,288                  356,676
Gap                                            24,790                  520,590
Home Depot                                     68,667                2,702,046
JC Penney                                       8,458                  420,870
Kohl's                                         10,192(b)               496,248
Limited Brands                                 11,943                  245,668
Lowe's Companies                               24,165                1,382,480
May Dept Stores                                 9,134                  348,553
Nordstrom                                       3,944                  240,742
Office Depot                                    9,779(b,e)             192,842
OfficeMax                                       2,191                   66,497
RadioShack                                      4,958                  124,743
Sears Holdings                                  3,010(b)               441,567
Staples                                        23,232                  500,185
Target                                         27,995                1,503,332
Tiffany & Co                                    4,545                  141,486
TJX Companies                                  15,068                  345,509
Toys "R" Us                                     6,727(b,e)             176,247
Wal-Mart Stores                               105,933                5,003,216
Total                                                               17,479,600

Retail -- grocery (0.3%)
Albertson's                                    11,512                  241,637
Kroger                                         22,894(b)               383,932
Safeway                                        13,993(b)               307,986
SUPERVALU                                       4,229                  138,542
Total                                                                1,072,097

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Telecom equipment & services (1.5%)
ADC Telecommunications                          3,621(b)               $65,757
Andrew                                          5,029(b)                66,685
Avaya                                          15,009(b)               137,332
CIENA                                          17,895(b)                39,011
Corning                                        44,084(b)               691,237
JDS Uniphase                                   45,173(b)                69,115
Lucent Technologies                           138,548(b)               389,320
Motorola                                       76,669                1,331,741
QUALCOMM                                       51,462                1,917,473
Qwest Communications Intl                      52,262(b)               204,867
Scientific-Atlanta                              4,750                  158,175
Tellabs                                        14,403(b)               118,393
Total                                                                5,189,106

Textiles & apparel (0.4%)
Coach                                          11,960(b)               347,318
Jones Apparel Group                             3,832                  122,279
Liz Claiborne                                   3,392                  127,370
Nike Cl B                                       7,181                  590,278
Reebok Intl                                     1,753                   71,365
VF                                              3,128                  176,513
Total                                                                1,435,123

Utilities -- electric (2.9%)
AES                                            20,283(b)               302,014
Allegheny Energy                                5,067(b)               122,520
Ameren                                          6,110                  333,484
American Electric Power                        11,985                  427,745
Calpine                                        16,705(b)                49,781
CenterPoint Energy                              9,046                  110,904
Cinergy                                         5,987                  246,844
CMS Energy                                      6,876(b)                90,969
Consolidated Edison                             7,584                  345,148
Constellation Energy Group                      5,526                  295,365
Dominion Resources                             10,651                  748,872
DTE Energy                                      5,435                  258,380
Duke Energy                                    29,329                  805,961
Edison Intl                                    10,191                  374,519
Entergy                                         6,662                  478,531
Exelon                                         20,784                  973,731
FirstEnergy                                    10,316                  456,999
FPL Group                                      12,234                  497,312
PG&E                                           11,281                  403,521
Pinnacle West Capital                           3,027                  133,551
PPL                                             5,918                  340,344
Progress Energy                                 7,721                  341,500
Public Service
  Enterprise Group                              7,448                  413,364
Southern                                       23,224                  788,455
TECO Energy                                     6,455                  114,124
TXU                                             7,515                  603,304
Xcel Energy                                    12,537                  231,057
Total                                                               10,288,299

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Utilities -- natural gas (0.5%)
Dynegy Cl A                                    10,352(b)               $48,137
El Paso                                        20,113                  207,968
KeySpan                                         5,412                  215,073
Kinder Morgan                                   3,431                  266,623
Nicor                                           1,378                   54,431
NiSource                                        8,483                  204,440
Peoples Energy                                  1,188                   50,787
Sempra Energy                                   7,441                  295,184
Williams Companies                             17,825                  328,159
Total                                                                1,670,802

Utilities -- telephone (2.7%)
ALLTEL                                         10,239                  595,603
AT&T                                           25,024                  470,201
BellSouth                                      57,267                1,532,465
CenturyTel                                      4,205                  137,882
Citizens Communications                        10,488                  143,056
SBC Communications                            103,292                2,414,967
Sprint                                         46,215                1,094,833
Verizon Communications                         86,613                3,064,368
Total                                                                9,453,375

Total common stocks
(Cost: $315,452,657)                                              $341,413,676

Short-term securities (3.7%)
Issuer                 Effective              Amount                  Value(a)
                         yield              payable at
                                             maturity

U.S. government agencies
Federal Home Loan Bank Disc Nt
   07-29-05               3.18%            $3,700,000               $3,680,805
Federal Home Loan Mtge Corp Disc Nts
   06-30-05               2.97              3,200,000                3,192,107
   07-11-05               3.00              4,000,000                3,986,378
Federal Natl Mtge Assn Disc Nt
   06-22-05               2.74              2,100,000                2,096,486

Total short-term securities
(Cost: $12,957,245)                                                $12,955,776

Total investments in securities
(Cost: $328,409,902)(f)                                           $354,369,452

See accompanying notes to investments in securities.

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69 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - S&P 500 Index Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2005.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At May 31, 2005, the value of foreign securities represented 0.9% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) Partially pledged as initial margin deposit on the following open stock index futures contracts.

      Type of security                                               Contracts

      Purchase contract
      E-Mini S&P 500 Index, June 2005                                      222

(f) At May 31, 2005, the cost of securities for federal income tax purposes was approximately $328,410,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $ 47,145,000
      Unrealized depreciation                                      (21,185,000)
                                                                   -----------
      Net unrealized appreciation                                 $ 25,960,000
                                                                  ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com.

--------------------------------------------------------------------------------
70 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

Investments in Securities

AXP VP - Short Duration U.S. Government Fund

May 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (100.6%)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

U.S. government obligations & agencies (50.1%)
Federal Farm Credit Bank
   07-17-06               2.13%            $3,200,000               $3,146,560
   10-02-06               2.38              3,000,000                2,947,644
   04-05-07               2.15              6,600,000                6,410,118
   06-19-07               6.75              2,565,000                2,710,523
Federal Home Loan Bank
   03-13-06               2.50              3,750,000                3,719,006
   05-15-06               3.00              5,000,000                4,969,760
   05-15-06               5.38              3,500,000                3,556,172
   05-22-06               2.88             31,040,000               30,809,124
   09-15-06               3.50              6,035,000                6,018,319
   04-18-08               4.13              8,290,000                8,348,188
Federal Home Loan Mtge Corp
   01-30-07               3.00              2,500,000                2,464,403
   12-20-07               3.53                450,000                  446,541
   10-15-08               5.13              4,010,000                4,163,627
Federal Natl Mtge Assn
   02-15-06               5.50              3,650,000                3,695,979
   04-13-06               2.15              4,650,000                4,592,400
   03-02-07               3.00              3,855,000                3,803,208
   05-15-07               3.88              5,000,000                5,009,000
   11-17-08               3.88                150,000                  148,806
Housing Urban Development
   08-01-05               2.99              3,000,000                2,997,993
Small Business Administration Participation Ctfs
   09-10-11               5.89                465,615                  484,284
   08-01-21               6.34                368,745                  395,258
U.S. Treasury
   01-31-06               1.88             33,795,000               33,483,443
   11-30-06               2.88             11,155,000               11,046,930
   01-31-07               3.13              5,585,000                5,545,078
   02-15-07               2.25             18,585,000               18,187,169
   02-28-07               3.38             10,900,000               10,863,812
   05-15-07               3.13              2,350,000                2,329,804
   08-15-07               2.75             12,225,000(j)            12,003,899
   08-15-07               3.25             17,035,000(j)            16,911,224
   02-15-08               3.38             20,995,000               20,851,478
   04-15-10               4.00                635,000                  641,548
   05-15-10               3.88                355,000                  356,942
   08-15-14               4.25              3,700,000                3,770,097
   02-15-15               4.00              5,250,000                5,237,694
   05-15-15               4.13              5,500,000                5,553,284
Total                                                              247,619,315

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Commercial mortgage-backed(f)/
Asset-backed securities (7.1%)
AmeriCredit Automobile Receivables Trust
  Series 2004-CA Cl A3 (AMBAC)
   03-06-09               3.00%            $2,750,000(k)            $2,725,509
Capital Auto Receivables Asset Trust
  Series 2005-1 Cl A4
   07-15-09               4.05              2,500,000(b)             2,501,563
Chase Funding Mtge Loan
  Series 2004-2 Cl 2A1
   01-25-25               3.22                950,252(h)               950,252
Federal Natl Mtge Assn
   01-01-09               5.74                913,694                  955,108
   10-01-09               7.11                473,974                  523,658
   11-25-33               2.91              1,230,384                1,226,539
Franklin Auto Trust
  Series 2004-2 Cl A4 (MBIA)
   08-15-12               3.93              5,000,000(k)             4,965,361
Honda Auto Receivables Owner Trust
  Series 2005-1 Cl A3
   10-21-08               3.53              1,500,000                1,492,635
LB-UBS Commercial Mtge Trust
  Series 2004-C6 Cl A2
   08-15-29               4.19              1,500,000                1,491,045
Morgan Stanley Auto Loan Trust
  Series 2004-HB2 Cl A3
   03-16-09               2.94              2,500,000                2,464,188
Morgan Stanley Capital I
  Series 2004-IQ8 Cl A2
   06-15-40               3.96              2,900,000                2,881,577
Nissan Auto Receivables Owner Trust
  Series 2005-A Cl A3
   10-15-08               3.54              1,750,000                1,739,518
Residential Asset Securities
  Series 2002-KS1 Cl AI4 (AMBAC)
   11-25-29               5.86              1,054,751(k)             1,055,141
Student Loan Mtge Assn
   06-25-05               2.25              5,200,000(d,h)           5,189,940
   03-15-33               2.16              5,200,000(d)             5,172,544
Total                                                               35,334,578

Mortgage-backed securities (42.4%)(f,i)
Bear Stearns Alternative Trust
  Series 2005-5 Cl 1A1
   10-25-34               3.31              2,500,000(h)             2,500,000
Chaseflex Trust
  Series 2005-2 Cl 2A1
   05-25-35               6.00              6,000,000                6,135,960
Countrywide Alternative Loan Trust
  Series 2005-6CB Cl 1A1
   04-25-35               7.50              1,224,475                1,287,473

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Mortgage-backed securities (cont.)
Federal Home Loan Mtge Corp
   03-01-12               7.50%              $776,637                 $828,134
   06-01-12               7.00                 13,588                   14,262
   06-01-13               4.50                927,037                  924,257
   11-01-13               5.00                154,694                  157,409
   06-01-14               6.50                121,538                  126,662
   06-01-15               7.50              1,833,776                1,966,487
   04-01-17               6.50              1,990,069                2,081,456
   11-01-17               5.00              1,125,548                1,140,073
   11-01-17               5.50              1,338,170                1,375,394
   01-15-18               5.00              1,717,928                1,733,843
   03-01-18               6.00                740,246                  768,017
   09-01-19               5.50              1,892,721                1,944,910
   03-01-22               6.00                217,412                  224,652
   11-01-32               7.00                553,441                  583,531
   01-01-34               5.50              2,475,477                2,513,941
   09-01-34               6.50              4,537,852                4,711,940
   10-01-34               4.99              1,767,733(g)             1,798,333
  Collateralized Mtge Obligation
   06-15-16               7.00              1,813,912                1,931,693
   08-15-22               3.50                860,898                  858,911
   12-15-28               5.50              1,180,000                1,215,331
  Interest Only
   02-15-14               7.40              1,400,537(e)               103,724
   07-15-17               3.00              1,707,796 (e)              188,481
   10-15-22              14.56                886,633(e)                57,268
  Interest Only/Inverse Floater
   11-15-19               0.00              2,614,489(e,l)             255,027
   03-15-25               0.00              2,358,549(e,l)             167,493
Federal Natl Mtge Assn
   08-01-10               7.50                612,166                  646,044
   06-01-12               6.00              1,786,076                1,863,119
   03-01-13               5.00                663,858                  673,912
   04-01-13               5.50              1,627,660                1,670,151
   05-01-13               5.00              1,496,208                1,519,094
   05-01-13               5.50              1,240,362                1,278,416
   07-01-13               5.00              3,400,580                3,440,986
   08-01-13               4.50              1,878,753                1,883,494
   04-01-14               6.00                345,137                  358,026
   06-01-14               6.50                 96,161                  100,382
   07-01-14               6.00                143,010                  148,323
   09-01-14               6.00              1,777,350                1,854,075
   10-01-14               5.50              1,887,219                1,945,030
   12-01-14               5.50                226,570                  233,094
   01-01-15               6.50                 63,405                   66,190
   08-01-15               5.50              3,382,620                3,480,966
   01-01-17               6.00                670,771                  695,379
   05-01-17               5.50                169,599                  174,318
   06-01-17               6.00              2,178,530                2,263,674

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
71 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - Short Duration U.S. Government Fund

Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Mortgage-backed securities (cont.)
Federal Natl Mtge Assn (cont.)
   06-01-17               6.50%            $3,708,723               $3,871,268
   06-01-17               7.00                546,200                  573,886
   07-01-17               6.00              1,929,048                2,005,880
   08-01-17               5.50              2,468,594                2,541,559
   08-01-17               6.00              3,179,283                3,303,066
   11-01-17               5.50              2,970,158                3,057,397
   02-01-18               5.50              3,384,316                3,483,781
   02-01-18               6.00                618,389                  641,081
   04-01-18               5.50                355,572                  365,993
   05-01-18               5.50              2,311,730                2,385,665
   06-01-18               4.50              1,916,076                1,911,508
   08-01-18               4.50                240,855                  240,083
   11-01-18               5.00                171,113                  173,280
   05-01-23               5.50              4,939,625                5,044,855
   01-01-29               6.00                159,525                  164,514
   03-01-29               6.50              2,109,471                2,215,337
   05-01-29               7.00                 49,604                   52,558
   09-01-31               7.00              1,136,171                1,212,967
   09-01-31               7.50                992,863                1,066,380
   10-01-31               7.00                275,880                  291,408
   05-01-32               6.50                185,337                  194,149
   06-01-32               6.50              1,013,980                1,054,940
   07-01-32               6.00              3,509,420                3,613,355
   08-01-32               7.00                 27,015                   28,543
   09-01-32               6.50                836,966                  870,776
   09-01-32               7.00                196,460                  207,465
   01-01-33               7.00                 34,586                   36,524
   02-01-33               4.63                761,240(g)               762,872
   02-01-33               7.00                425,060                  450,836
   03-01-33               6.00              6,338,642                6,526,367
   03-01-33               6.50                343,956                  359,688
   04-01-33               4.58              2,196,939(g)             2,201,210
   04-01-33               4.63              2,892,716(g)             2,938,970
   04-01-33               6.00                411,392                  425,030
   06-01-33               5.50              4,773,651                4,845,688
   07-01-33               4.97                842,258(g)               842,272
   11-01-33               7.00              3,402,203                3,592,216
   12-01-33               4.74                122,177(g)               122,453
   02-01-34               5.50              5,982,956                6,073,243
   03-01-34               5.00              4,877,100                4,882,114
   06-01-34               4.59              2,094,695(g)             2,099,473
   07-01-34               5.50              3,955,384                4,012,249
   08-01-34               4.53              1,070,471(g)             1,072,751
   09-01-34               4.84              2,511,276(g)             2,534,139
   09-01-34               4.86              1,582,214(g)             1,600,282
   09-01-34               5.00              1,429,699                1,430,377
   10-01-34               5.07              1,756,647(g)             1,790,655
   10-01-34               6.00                997,415(b)             1,025,677
   11-01-34               5.07              1,677,534(g)             1,699,409
   02-01-35               4.65              2,204,674(g)             2,222,073
   02-01-35               5.50              1,346,331                1,365,687
   04-01-35               5.50              2,344,138                2,378,018
   05-01-35               5.27              2,399,892(g)             2,440,082

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Mortgage-backed securities (cont.)
Federal Natl Mtge Assn (cont.)
  Collateralized Mtge Obligation
   07-25-23               5.50%            $3,300,000               $3,365,056
   12-25-26               8.00                631,406                  669,379
   06-25-33               5.52                 74,530(g)               280,168
   04-25-34               5.50              2,448,100                2,503,973
   05-25-34               3.50                 37,538                   37,441
  Interest Only
   12-25-12              13.29              1,249,847(e)                65,164
   11-25-13              10.08              1,700,000(e)               141,677
   12-25-22               3.19                634,678(e)                87,461
   03-25-23               7.94                965,819(e)               150,788
   12-25-31               1.19                823,763(e)               132,823
First Horizon Alternative Mtge Securities
  Series 2004-AA4 Cl A1
   10-25-34               5.43              1,093,997                1,116,709
GMAC Mtge Corporation Loan Trust
  Series 2004-AR2 Cl 3A
   08-19-34               4.44              1,790,489(g)             1,789,828
Govt Natl Mtge Assn
   04-15-13               7.00                311,402                  328,059
   08-15-13               6.00              2,901,444                3,020,387
   09-15-14               6.00              1,449,129                1,508,559
   05-15-16               6.00              1,185,966                1,234,351
   03-15-18               7.00              1,460,878                1,541,169
   03-15-31               8.00                 56,826                   61,443
   03-15-33               6.00                459,280                  474,839
  Collateralized Mtge Obligation
   10-16-13               4.54                180,195                  180,962
   10-16-27               5.00                125,000                  127,923
   04-16-31               6.00              2,923,802                2,955,219
   03-20-34               4.50              1,721,802                1,727,873
GSR Mtge Loan Trust
  Series 2005-AR2 Cl 2A1
   04-25-35               4.90              1,961,556                1,975,875
Harborview Mtge Loan Trust
  Series 2004-4 Cl 3A
   06-19-34               2.98              2,265,775(g)             2,215,838
Morgan Stanley Mtge Loan Trust
  Series 2004-10AR Cl 1A
   11-25-34               4.82              1,219,280(g)             1,235,948
  Series 2004-10AR Cl 2A1
   11-25-34               5.14                879,904(g)               893,331
  Series 2004-2AR Cl 3A
   02-25-34               5.03              1,595,760(g)             1,598,409
Structured Asset Securities
  Series 2004-12H Cl 2A
   04-25-34               5.56              1,464,308(g)             1,476,508
Vendee Mtge Trust
  Series 2003-1 Cl D
   12-15-25               5.75              5,000,000                5,087,350
  Series 2003-2 Cl C
   07-15-20               5.00              2,400,000                2,417,490
  Series 2003-2 Cl D
   11-15-23               5.00                100,000                  101,416

Bonds (continued)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Mortgage-backed securities (cont.)
Washington Mutual
  Series 2002-AR15 Cl A5
   12-25-32               4.38%              $934,474(g)              $932,176
  Series 2005-AR3 Cl A2
   03-25-35               4.66              2,482,298                2,522,610
Wells Fargo Mtge Backed Securities Trust
  Series 2005-5 Cl 2A1
   05-25-35               5.50              1,996,963                2,031,954
  Series 2005-AR2
   03-25-35               4.56              1,208,921(g)             1,226,390
Total                                                              209,407,930

Banks and savings & loans (1.0%)
Intl Bank for Reconstruction & Development
  (U.S. Dollar)
   11-04-05               5.00              5,000,000(c)             5,030,695

Total bonds
(Cost: $498,443,053)                                              $497,392,518

Short-term security (0.5%)
Issuer                 Effective              Amount                  Value(a)
                         yield              payable at
                                             maturity

Commercial paper
Deutsche Bank Financial LLC
   06-01-05               3.07%            $2,700,000               $2,699,770

Total short-term security
(Cost: $2,700,000)                                                  $2,699,770

Total investments in securities
(Cost: $501,143,053)(m)                                           $500,092,288

See accompanying notes to investments in securities.

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72 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - Short Duration U.S. Government Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2005.

(b) At May 31, 2005, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $3,530,528.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. At May 31, 2005, the value of foreign securities represented 1.0% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, the value of these securities amounted to $10,362,484 or 2.1% of net assets.

(e) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at May 31, 2005.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2005.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on May 31, 2005.

(i) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at May 31, 2005:

      Security                          Principal                 Settlement                 Proceeds                    Value
                                         amount                      date                   receivable
      Federal Natl Mtge Assn
      06-01-20 5.50%                $ 4,275,000                    6-16-05               $ 4,370,520              $ 4,388,553
      06-01-35 5.50                  12,000,000                    6-13-05                12,077,500               12,161,256
      06-01-35 6.50                   2,900,000                    6-13-05                 3,016,453                3,012,375

(j) Partially pledged as initial deposit on the following open interest rate futures contracts:

      Type of security                                         Notional amount

      Purchase contracts
      U.S. Treasury Note, Sept. 2005, 2-year                       $19,400,000

      Sale contracts
      U.S. Long Bond, Sept. 2005, 20-year                              200,000
      U.S. Treasury Note, Sept. 2005, 5-year                        10,300,000

(k) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

      AMBAC   --  Ambac Assurance Corporation

      MBIA    --  MBIA Insurance Corporation

(l) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on May 31, 2005. At May 31, 2005, the value of inverse floaters represented 0.1% of net assets.

(m) At May 31, 2005, the cost of securities for federal income tax purposes was approximately $501,143,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $ 1,701,000
      Unrealized depreciation                                       (2,752,000)
                                                                    ----------
      Net unrealized depreciation                                  $(1,051,000)
                                                                   -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com.

--------------------------------------------------------------------------------
73 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

Investments in Securities

AXP VP - Small Cap Advantage Fund

May 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (98.0%)
Issuer                                        Shares                  Value(a)

Aerospace & defense (1.3%)
DRS Technologies                               13,300(b)              $626,164
Hexcel                                          4,484(b)                73,269
Kaman Cl A                                      3,500                   54,145
Moog Cl A                                      33,107(b)             1,004,782
Teledyne Technologies                          34,800(b)             1,100,376
Titan                                           3,600(b)                79,200
United Industrial                               1,183                   40,991
Total                                                                2,978,927

Airlines (0.5%)
Alaska Air Group                                1,610(b)                47,527
Continental Airlines Cl B                       4,800(b)                66,528
ExpressJet Holdings                            11,844(b)               102,214
Northwest Airlines                             55,000(b)               334,950
SkyWest Airlines                               26,900                  490,656
Total                                                                1,041,875

Automotive & related (0.7%)
Bandag                                          1,913                   88,534
Cooper Tire & Rubber                            5,835                  111,098
Dollar Thrifty
  Automotive Group                              1,248(b)                44,916
GenCorp                                         8,550(b)               161,595
Goodyear Tire & Rubber                         55,700(b)               801,523
McGrath Rentcorp                                1,788                   41,213
Superior Inds Intl                              6,303                  142,763
Thor Inds                                       2,423                   73,562
United Rentals                                  4,783(b)                96,043
Total                                                                1,561,247

Banks and savings & loans (6.1%)
Amcore Financial                                5,448                  151,781
AmericanWest Bancorp                            3,191(b)                63,086
Anchor BanCorp Wisconsin                        2,526                   69,768
BancFirst                                         600                   47,244
BancorpSouth                                   13,152                  293,947
Bank of the Ozarks                             13,000                  411,060
BankAtlantic Bancorp Cl A                      28,000                  496,720
BankUnited Financial Cl A                      19,700                  486,787
Camden Natl                                     1,625                   55,949
Cathay General Bancorp                         19,500                  663,000
Center Financial                               15,000                  320,550
Chittenden                                      6,519                  171,124
Citizens Banking                                4,275                  123,890
City Holding                                   15,600                  526,968
Colonial BancGroup                             25,200                  561,708
Commercial Federal                              5,610                  140,306
Community Trust Bancorp                         3,430                  101,562
Downey Financial                                1,629                  122,208
East-West Bancorp                              30,800                1,036,111
First BanCorp Puerto Rico                      15,870(c)               608,297
First Citizens BancShares Cl A                    971                  126,745
First Community Bancshares                      1,545                   46,474
First Midwest Bancorp                           2,031                   70,455

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Banks and savings & loans (cont.)
First Republic Bank                            27,600                 $885,408
FirstFed Financial                             16,992(b)               920,626
Flagstar Bancorp                                3,939                   77,835
Greater Bay Bancorp                             1,800                   45,234
Hanmi Financial                                36,800                  591,376
MAF Bancorp                                     1,886                   80,268
MCG Capital                                     3,096                   49,536
Mid-State Bancshares                            2,923                   78,249
Old Natl Bancorp                                3,012                   59,728
Oriental Financial Group                        5,917(c)                83,016
Provident Bankshares                           12,600                  398,664
R-G Financial Cl B                              3,683(c)                53,109
Republic Bancorp                                4,789                   66,112
Republic Bancorp Cl A                           1,500                   34,230
S&T Bancorp                                     3,092                  108,684
South Financial Group                          17,100                  465,975
Southwest Bancorp                               3,216                   58,210
Sterling Financial                             22,716(b,d)             803,011
Susquehanna Bancshares                          1,715                   39,033
Tompkins Trustco                                1,849                   76,364
Trustmark                                       6,946                  198,447
UMB Financial                                   2,570                  143,149
Wintrust Financial                             14,500                  726,015
WSFS Financial                                 16,500                  918,719
Total                                                               13,656,738

Beverages & tobacco (0.1%)
Universal                                       5,689                  252,592

Broker dealers (0.1%)
Investment Technology Group                    10,371(b)               204,724
LaBranche & Co                                  3,200(b)                17,696
Total                                                                  222,420

Building materials & construction (1.2%)
Building Material Holding                       2,127                  131,938
Comfort Systems USA                            54,800(b)               344,692
Eagle Materials                                 9,700                  850,399
M/I Homes                                       2,185                  110,299
NCI Building Systems                           12,200(b)               421,388
Texas Inds                                      1,960                   90,199
Universal Forest Products                       1,636                   65,113
USG                                             9,997(b)               458,362
Walter Inds                                     6,023                  255,375
Total                                                                2,727,765

Cable (0.1%)
Mediacom
  Communications Cl A43,000(b)                261,440

Cellular telecommunications (0.2%)
Alamosa Holdings                               12,352(b)               152,547
SBA Communications Cl A                        20,187(b)               225,691
Total                                                                  378,238

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Chemicals (2.9%)
Albemarle                                      19,700                 $749,388
Cambrex                                         4,693                   84,943
Compass Minerals Intl                          20,600                  464,118
Crompton                                       53,226                  817,019
Cytec Inds                                     19,466                  810,954
FMC                                            15,928(b)               883,208
Georgia Gulf                                    3,440                  109,323
HB Fuller                                       3,940                  127,656
Hercules                                       32,900(b)               454,678
Immucor                                        22,184(b)               743,164
Kronos Worldwide                                   10                      314
Minerals Technologies                           8,000                  538,400
Mosaic                                         29,000(b)               379,320
NL Inds                                         3,813                   57,958
Octel                                           6,021(c)               108,739
WR Grace & Co                                   9,775(b)               100,878
Total                                                                6,430,060

Computer hardware (2.0%)
Agilysys                                       10,900                  167,642
Artesyn Technologies                           46,300(b)               381,049
Black Box                                       6,574                  226,014
Engineered Support Systems                     25,800                1,006,200
Gateway                                        16,914(b)                58,522
Insight Enterprises                             4,979(b)                97,489
Iomega                                         40,800(b)               126,072
Komag                                          38,900(b)             1,122,265
PalmOne                                        15,900(b)               451,878
RadiSys                                        42,500(b)               687,225
Synaptics                                       7,000(b)               134,610
Trident Microsystems                            3,400(b)                72,012
Total                                                                4,530,978

Computer software & services (9.3%)
Altiris                                        14,500(b)               272,600
ANSYS                                          27,722(b)               924,251
Avid Technology                                 7,500(b)               439,800
BISYS Group                                     6,385(b)                97,691
Brady Cl A                                     19,056                  582,542
Brocade Communications
  Systems                                      34,600(b)               135,286
CACI Intl Cl A                                 15,831(b)             1,020,465
Ciber                                          73,900(b)               602,285
CSG Systems Intl                               49,293(b)               937,553
Dendrite Intl                                  21,100(b)               327,050
Digital River                                  15,661(b)               430,991
Digitas                                        69,040(b)               764,273
EarthLink                                      25,900(b)               274,799
eFunds                                          8,500(b)               171,870
Emulex                                         18,300(b)               345,870
Epicor Software                                51,800(b)               638,694
F5 Networks                                    14,661(b)               750,790
FactSet Research Systems                        3,116                   99,743
FileNet                                        13,200(b)               367,752

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
74 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - Small Cap Advantage Fund

Issuer                                        Shares                  Value(a)

Computer software & services (cont.)
GSI Commerce                                    2,612(b)               $38,762
Hyperion Solutions                              6,100(b)               269,193
Informatica                                    40,500(b)               347,490
InfoSpace                                       8,500(b)               288,320
Internet Security Systems                      19,500(b)               432,900
Ixia                                           13,113(b)               241,148
j2 Global Communications                       18,418(b)               646,103
Jupitermedia                                    2,910(b)                53,108
Lexar Media                                    42,500(b)               213,350
MAXIMUS                                         9,615                  329,698
MICROS Systems                                  5,504(b)               247,570
NETGEAR                                        38,800(b)               763,196
NetRatings                                      3,132(b)                42,658
Packeteer                                       5,600(b)                66,472
Parametric Technology                         122,700(b)               738,654
Perot Systems Cl A                             35,000(b)               452,200
Progress Software                               8,500(b)               247,945
Resources Connection                           30,000(b)               597,600
RSA Security                                   17,600(b)               216,480
SeaChange Intl                                 30,600(b)               241,740
Silicon Storage Technology                     67,900(b)               233,576
SRA Intl Cl A                                  26,446(b)               897,842
SS&C Technologies                              14,900                  445,510
Take-Two Interactive
  Software                                      3,473(b)                89,452
TALX                                           13,000                  362,960
Transaction Systems
  Architects                                   34,300(b)               781,354
Travelzoo                                       1,814(b)                59,699
Ultimate Software Group                        38,700(b)               616,104
United Online                                  20,050                  259,447
ValueClick                                     38,800(b)               415,936
Websense                                       15,066(b)               809,195
Wind River Systems                             16,415(b)               269,042
Total                                                               20,899,009

Electronics (6.0%)
ADE                                            28,300(b)               634,769
Aeroflex                                       51,474(b)               411,792
Atheros Communications                         44,150(b)               407,946
Axcelis Technologies                           26,000(b)               172,900
Benchmark Electronics                          18,275(b)               578,769
DSP Group                                      20,700(b)               486,864
Entegris                                       22,973(b)               222,838
ESCO Technologies                               8,652(b)               733,257
ESS Technology                                 57,725(b)               237,827
FormFactor                                     20,800(b)               541,216
General Cable                                  11,609(b)               162,642
Integrated Device Technology                   32,100(b)               392,583
Itron                                           1,000(b)                41,110
Metrologic Instruments                         17,600(b)               243,936
Microsemi                                      47,800(b)               986,114
MIPS Technologies                               5,200(b)                44,824
OmniVision Technologies                        23,000(b)               363,860
ON Semiconductor                              149,300(b)               671,850
Paxar                                           9,893(b)               174,315
Photronics                                     17,600(b)               405,328
Pixelworks                                     51,000(b)               437,070

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Electronics (cont.)
PortalPlayer                                   20,000(b)              $406,600
Rofin-Sinar Technologies                       14,600(b)               471,580
ScanSource                                      6,600(b)               323,994
Silicon Image                                  23,600(b)               277,064
Skyworks Solutions                             43,140(b)               273,076
SYNNEX                                          9,997(b)               158,153
Technitrol                                     19,800                  259,974
Tessera Technologies                           12,000(b)               353,280
Thomas & Betts                                 30,200(b)               932,576
Trimble Navigation                             18,700(b)               742,577
TTM Technologies                               23,100(b)               183,414
Ultralife Batteries                            26,400(b)               430,848
Varian Semiconductor
  Equipment Associates                          6,400(b)               259,712
Total                                                               13,424,658

Energy (2.1%)
Berry Petroleum Cl A                            2,340                  111,290
Cheniere Energy                                 6,748(b)               197,716
Denbury Resources                               5,165(b)               165,177
Frontier Oil                                    1,800                   88,038
Houston Exploration                             1,675(b)                85,375
Petroleum Development                          15,100(b)               394,563
Resource America Cl A                           2,063                   70,101
South Jersey Inds                              14,600                  827,820
St. Mary Land & Exploration                    29,200                  759,784
Stone Energy                                    2,191(b)                94,279
Swift Energy                                    9,800(b)               334,670
Tesoro                                         27,961                1,219,099
Vintage Petroleum                               7,034                  194,279
Whiting Petroleum                               1,126(b)                38,937
Total                                                                4,581,128

Energy equipment & services (3.6%)
Atwood Oceanics                                12,000(b)               687,480
Cal Dive Intl                                  21,300(b)               967,020
Cimarex Energy                                 24,494(b,e)             921,709
Energy Partners                                28,106(b)               642,222
Global Inds                                     4,384(b)                37,483
Grey Wolf                                     107,800(b)               708,246
GulfMark Offshore                               2,581(b)                64,680
Headwaters                                     30,300(b)             1,002,325
Helmerich & Payne                               3,300                  136,851
Holly                                           3,978                  152,079
Hydril                                         12,500(b)               648,875
Lone Star Technologies                          2,515(b)               104,247
Oil States Intl                                35,100(b)               812,916
RPC                                             5,082                   75,061
Superior Energy Services                        9,536(b)               149,238
TODCO Cl A                                     17,000(b)               387,430
Unit                                           12,900(b)               503,358
Total                                                                8,001,220

Engineering & construction (0.9%)
CIRCO Intl                                     16,000                  396,000
EMCOR Group                                     2,248(b)               106,780
Granite Construction                            1,953                   45,798
Lennox Intl                                     2,200                   46,728

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Engineering & construction (cont.)
Perini                                         39,200(b)              $591,136
Quanta Services                                53,705(b)               484,956
Shaw Group                                     16,113(b)               324,677
URS                                             1,400(b)                47,362
Total                                                                2,043,437

Environmental services (--%)
Duratek                                         1,709(b)                37,478

Finance companies (0.5%)
First Financial Bancorp                         3,862                   69,516
ITLA Capital                                      929(b)                46,283
World Acceptance                               34,920(b)               909,666
Total                                                                1,025,465

Financial services (3.1%)
AmeriCredit                                    42,200(b)             1,049,514
CharterMac LP                                   4,200                   91,140
Chemical Financial                              4,614                  147,556
CompuCredit                                    27,569(b)               869,251
CRA Intl                                       12,000(b)               683,880
Delphi Financial Group Cl A                    29,593                1,254,744
Irwin Financial                                 3,304                   69,351
Jackson Hewitt Tax Service                      2,200                   45,540
Jefferies Group                                13,400                  474,494
Jones Lang LaSalle                              1,544(b)                65,481
Knight Capital Group Cl A                       9,273(b)                70,011
Metris Companies                               16,329(b)               211,950
Ocwen Financial                                70,900(b,e)             512,607
Portfolio Recovery Associates                  12,000(b)               472,920
Trammell Crow                                   2,839(b)                64,019
WFS Financial                                  16,000(b)               780,000
Total                                                                6,862,458

Food (1.6%)
American Italian Pasta Cl A                     2,224                   51,174
Central European Distribution                   1,400(b)                46,690
Chiquita Brands Intl                            1,800                   52,344
Corn Products Intl                             41,500                  916,735
Farmer Brothers                                 1,872                   44,928
Hansen Natural                                  1,400(b)               104,356
J & J Snack Foods                                 700                   34,552
Lance                                          36,000                  636,480
Nash Finch                                     20,125                  716,048
Ralcorp Holdings                               16,200                  617,868
Seaboard                                          145                  195,025
Sensient Technologies                          10,247                  208,526
Total                                                                3,624,726

Furniture & appliances (0.4%)
Ethan Allen Interiors                           4,248                  132,538
Furniture Brands Intl                           7,245                  145,697
La-Z-Boy                                        7,770                  103,730
Tempur-Pedic Intl                              23,400(b)               545,921
Thomas Inds                                     1,656                   66,025
Total                                                                  993,911

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
75 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - Small Cap Advantage Fund

Issuer                                        Shares                  Value(a)

Health care products (6.4%)
Allscripts Healthcare Solutions                19,800(b)              $323,928
Biosite                                         8,216(b)               449,497
Cepheid                                        28,300(b)               257,530
CV Therapeutics                                26,200(b)               529,764
Dade Behring Holdings                           9,300                  621,705
deCODE genetics                                50,000(b,c)             385,000
Encysive Pharmaceuticals                       43,300(b)               441,660
EPIX Pharmaceuticals                           44,900(b)               356,057
First Horizon Pharmaceutical                   34,000(b)               639,200
Gen-Probe                                      11,000(b)               427,460
Haemonetics                                    34,800(b)             1,416,360
Hologic                                         3,100(b)               114,111
Human Genome Sciences                          29,300(b)               330,504
I-Flow                                         21,700(b)               354,578
Incyte                                         65,100(b)               496,713
Intuitive Surgical                              4,403(b)               217,949
Invacare                                        1,000                   44,610
Kos Pharmaceuticals                             3,000(b)               173,190
Lexicon Genetics                               57,600(b)               278,784
LifeCell                                       46,800(b)               620,568
Medarex                                        39,700(b)               300,926
Mentor                                          5,000                  204,550
Mine Safety Appliances                          3,623                  165,970
Myriad Genetics                                10,400(b)               171,184
Nabi Biopharmaceuticals                        28,300(b)               347,807
Onyx Pharmaceuticals                           11,100(b)               277,389
Perrigo                                        32,500                  505,050
Protein Design Labs                            18,900(b)               360,990
PSS World Medical                              51,000(b)               598,740
Serologicals                                   20,910(b)               449,356
Sybron Dental Specialties                      22,000(b)               815,540
Tanox                                          24,400(b)               241,560
Techne                                          4,000(b)               186,400
Transkaryotic Therapies                         4,582(b)               155,742
United Therapeutics                            14,218(b)               710,331
Ventana Medical Systems                         4,530(b)               191,393
Vital Signs                                     1,358                   57,267
Total                                                               14,219,363

Health care services (6.2%)
Advisory Board                                 12,000(b)               541,920
Albany Molecular Research                       4,300(b)                51,213
Alliance Imaging                               50,637(b)               507,889
Amedisys                                       23,300(b)               703,893
Applera - Celera
  Genomics Group                               37,700(b,g)             373,984
Apria Healthcare Group                         25,700(b)               809,550
Centene                                        39,467(b)             1,268,864
Cerner                                         14,200(b)               927,970
Chemed                                          1,100                   46,508
Connetics                                      16,900(b)               376,363
Genesis HealthCare                             18,000(b)               782,820
HealthExtras                                   55,500(b)               951,270
Kindred Healthcare                             17,400(b)               671,292
LCA-Vision                                      2,200                   97,196
LifePoint Hospitals                            16,500(b)               742,170
Magellan Health Services                       26,000(b)               844,220
Matria Healthcare                               2,449(b)                69,772

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Health care services (cont.)
OCA                                            49,436(b)              $202,688
Option Care                                    48,150                  640,395
Orchid BioSciences                             18,000(b)               174,960
Psychiatric Solutions                          19,383(b)               793,734
Quality Systems                                 1,100                   66,143
Radiation Therapy Services                     25,750(b)               533,025
RehabCare Group                                 4,836(b)               134,392
Sierra Health Services                         17,100(b)             1,129,797
Stewart Enterprises Cl A                       46,205                  273,534
Sunrise Senior Living                           1,908(b)                99,502
Total                                                               13,815,064

Home building (0.8%)
Beazer Homes USA                                9,006                  481,461
Meritage Homes                                 10,963(b)               797,229
Technical Olympic USA                               1                       11
WCI Communities                                15,048(b)               449,935
Total                                                                1,728,636

Household products (2.0%)
Central Garden & Pet                           16,800(b)               745,080
Chattem                                        12,300(b)               527,670
JAKKS Pacific                                   5,731(b)               118,460
Jarden                                         16,200(b)               824,256
Mannatech                                       3,817                   61,492
Nautilus                                        3,212                   85,985
Playtex Products                                6,000(b)                64,680
Spectrum Brands                                23,900(b)               883,582
Tupperware                                     19,441                  439,367
Water Pik Technologies                         19,000(b)               353,020
Yankee Candle                                  11,300                  356,515
Total                                                                4,460,107

Industrial services (0.6%)
Applied Industrial Technologies                 3,027                   92,142
Ceradyne                                        2,871(b)                66,291
G&K Services Cl A                              10,500                  413,280
Watsco                                          1,500                   66,285
WESCO Intl                                     21,912(b)               639,831
Total                                                                1,277,829

Industrial transportation (2.9%)
Amerco                                          2,674(b)               142,203
Arkansas Best                                   2,554                   83,592
ArvinMeritor                                   45,366                  653,270
EGL                                             2,286(b)                43,503
Forward Air                                    19,801                  531,643
GATX                                           24,053                  802,649
Genesee & Wyoming Cl A                         15,700(b)               438,658
Heartland Express                               4,912                   98,486
Hub Group Cl A                                  1,700(b)                46,716
Laidlaw Intl                                   20,300(b)               451,472
Landstar System                                34,931(b)             1,178,572
Old Dominion Freight Line                      15,400(b)               469,238
Overseas Shipholding Group                     15,678                  957,926
Wabash Natl                                    18,500                  460,835
Total                                                                6,358,763

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Insurance (4.2%)
Alfa                                            9,740                 $139,477
AMERIGROUP                                     26,049(b)             1,022,163
AmerUs Group                                   15,882                  755,824
Commerce Group                                  4,692                  279,643
FBL Financial Group Cl A                        3,600                   96,300
FPIC Insurance Group                           19,000(b)               565,440
Horace Mann Educators                           6,078                  110,620
Infinity Property & Casualty                    2,215                   70,880
IPC Holdings                                   10,900(c)               416,707
LandAmerica Financial Group                    16,294                  915,723
Navigators Group                                5,800(b)               192,792
Odyssey Re Holdings                            18,900(e)               455,679
Ohio Casualty                                  48,800                1,166,320
ProAssurance                                   25,500(b)               997,560
RLI                                            14,000                  612,360
Safety Insurance Group                          2,173                   68,493
StanCorp Financial Group                        5,500                  411,675
Stewart Information Services                    3,721                  146,049
Triad Guaranty                                 12,200(b)               661,240
UICI                                            3,582                   90,087
United Fire & Casualty                          2,025                   79,724
Universal American Financial                    6,186(b)               117,163
Total                                                                9,371,919

Leisure time & entertainment (1.1%)
Arctic Cat                                     14,000                  302,400
Callaway Golf                                  12,029                  140,619
Handleman                                       5,617                  101,949
Monarch Casino & Resort                        29,000(b)               582,900
RC2                                            11,000(b)               396,440
SCP Pool                                       24,825                  889,231
Total                                                                2,413,539

Lodging & gaming (1.9%)
Ameristar Casinos                              14,923                  766,147
Bluegreen                                      35,800(b)               603,588
Boyd Gaming                                    13,873                  733,327
Penn Natl Gaming                               36,870(b)             1,200,856
Scientific Games Cl A                          35,600(b)               848,348
Total                                                                4,152,266

Machinery (2.8%)
Blyth                                           2,403                   68,101
Cascade                                         2,895                  101,962
Clarcor                                        28,800                  808,992
Gardner Denver                                  9,400(b)               360,490
Global Power
  Equipment Group                              46,400(b)               355,424
Joy Global                                     38,259                1,436,242
Kennametal                                     22,700                  998,800
Lawson Products                                 1,000                   42,800
Lincoln Electric Holdings                       3,872                  126,847
Middleby                                        5,600                  309,120
NACCO Inds Cl A                                   380                   38,950
Regal-Beloit                                    1,511                   38,833
Tecumseh Products Cl A                          2,364                   64,632
Terex                                           9,700(b)               383,344

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
76 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - Small Cap Advantage Fund

Issuer                                        Shares                  Value(a)

Machinery (cont.)
Toro                                           10,000                 $430,500
Wabtec                                         28,900                  598,230
Total                                                                6,163,267

Media (2.7%)
American Greetings Cl A                         2,757                   71,627
aQuantive                                      32,000(b)               492,480
Banta                                           4,662                  204,755
Catalina Marketing                              2,792                   67,008
Consolidated Graphics                          14,714(b)               622,844
Entravision
  Communications Cl A                          33,000(b)               245,190
Gray Television                                38,200                  448,850
John H Harland                                 19,000                  715,730
Martha Stewart Living
  Omnimedia Cl A                                2,837(b)                73,478
PRIMEDIA                                       27,993(b)               102,174
Radio One Cl D                                 27,000(b)               340,200
Reader's Digest Assn                            4,582                   77,619
RH Donnelley                                   10,800(b)               663,984
Scholastic                                     19,800(b)               742,896
Valassis Communications                         3,015(b)               104,590
Ventiv Health                                  56,186(b)             1,140,577
Total                                                                6,114,002

Metals (1.8%)
AK Steel Holding                               52,730(b)               403,385
Carpenter Technology                           15,383                  830,682
Century Aluminum                               15,000(b)               336,150
Cleveland-Cliffs                                2,327                  136,432
Commercial Metals                               7,637                  199,784
Maverick Tube                                  30,500(b)               921,404
Metal Management                               16,700                  306,779
Mueller Inds                                    3,998                  107,946
NS Group                                        2,835(b)                81,705
Oregon Steel Mills                              6,163(b)               108,839
Quanex                                          3,510                  182,134
Reliance Steel & Aluminum                      13,000                  500,370
Total                                                                4,115,610

Multi-industry (2.0%)
Actuant Cl A                                    1,200(b)                54,000
Ameron Intl                                     3,607                  119,031
Anixter Intl                                    9,700(b)               366,757
FTI Consulting                                  3,523(b)                77,471
GEO Group                                       2,353(b)                57,107
Global Imaging Systems                         16,600(b)               527,714
Imation                                        10,497                  396,367
Korn/Ferry Intl                                23,050(b)               365,573
Labor Ready                                    39,900(b)               823,535
Lancaster Colony                                3,469                  152,428
Mobile Mini                                     1,400(b)                51,688
Navigant Consulting                            28,000(b)               642,320
NCO Group                                       2,900(b)                57,594
Pre-Paid Legal Services                         2,280                   85,888
Ruddick                                         6,410                  154,032
SOURCECORP                                      3,620(b)                77,504

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Multi-industry (cont.)
Standex Intl                                    2,809                  $75,169
YORK Intl                                       7,694                  316,993
Total                                                                4,401,171

Paper & packaging (1.4%)
Crown Holdings                                 75,488(b)             1,124,016
Greif Cl A                                      1,400                  101,752
Pope & Talbot                                  10,900                  120,227
Potlatch                                       18,200                  940,758
Rock-Tenn Cl A                                  4,786                   55,087
Schweitzer-Mauduit Intl                         3,563                  106,783
Silgan Holdings                                10,900                  621,300
Total                                                                3,069,923

Real estate (0.3%)
Brookfield Homes                               16,776                  769,347

Real estate investment trust (3.3%)
American Home Mortgage
  Investment                                    2,822                   91,884
Anthracite Capital                             15,492                  180,637
Anworth Mtge Asset                             14,875                  142,205
Bedford Property Investors                      4,989                  115,595
Capstead Mtge                                   5,800                   54,636
CBL & Associates Properties                     5,900                  480,673
EastGroup Properties                           14,200                  578,224
Gables Residential Trust                       11,800                  429,638
IMPAC Mtge Holdings                            13,813                  274,879
Innkeepers USA Trust                            4,050                   54,716
MFA Mtge Investments                           31,256                  221,605
Natl Health Investors                           1,466                   39,098
New Century Financial                          17,166                  874,608
Novastar Financial                              2,233                   82,174
Omega Healthcare Investors                     39,000                  466,050
Pan Pacific Retail Properties                   9,000                  574,650
Post Properties                                 1,670                   54,776
RAIT Investment Trust                           6,063                  173,402
Redwood Trust                                  18,552                  959,694
Saxon Capital                                   3,700                   62,641
Town & Country Trust                           10,900                  300,295
Universal Health Realty
  Income Trust                                 16,616                  614,294
Ventas                                         15,400                  439,516
Total                                                                7,265,890

Restaurants (2.0%)
Bob Evans Farms                                 6,953                  162,700
CKE Restaurants                                47,200                  778,800
Domino's Pizza                                 28,300                  647,787
Jack in the Box                                17,732(b)               735,523
Lone Star
  Steakhouse & Saloon                          17,300                  522,633
Panera Bread Cl A                              10,700(b)               676,240
PF Chang's China Bistro                         7,400(b)               438,598
Ryan's Restaurant Group                         7,654(b)               106,850
SONIC                                          13,600(b)               462,400
Total                                                                4,531,531

Retail -- drugstores (--%)
Longs Drug Stores                               2,500                  102,600

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Retail -- general (4.1%)
7-Eleven                                       26,300(b)              $785,055
Aeropostale                                    12,300(b)               335,175
bebe stores                                     7,689                  296,103
Brown Shoe                                      3,493                  122,604
Cato Cl A                                      13,917                  401,645
Checkpoint Systems                             32,000(b)               563,840
Children's Place Retail Stores                 11,200(b)               523,152
Coldwater Creek                                 3,832(b)                86,105
Department 56                                   3,348(b)                37,364
Finish Line Cl A                               29,100                  579,672
Group 1 Automotive                              4,454(b)               118,966
Guitar Center                                  10,300(b)               586,997
Linens `N Things                                5,435(b)               132,451
Men's Wearhouse                                 8,000(b)               410,960
Movie Gallery                                   2,305                   73,668
Pantry                                         20,400(b)               789,276
Payless ShoeSource                              5,872(b)                98,826
Phillips-Van Heusen                            21,000                  650,790
Sonic Automotive                               27,539                  587,131
Sotheby's Holdings Cl A                        34,000(b)               477,020
Stage Stores                                   12,700(b)               495,935
Too                                             1,405(b)                27,931
Trans World Entertainment                      27,350(b)               355,550
United Stationers                               4,912(b)               240,835
Weis Markets                                    3,294                  121,022
Zale                                            7,259(b)               226,336
Total                                                                9,124,409

Retail -- grocery (--%)
Great Atlantic & Pacific Tea                    2,100(b)                52,353

Telecom equipment & services (1.9%)
Centennial Communications                       8,900(b)               116,501
CommScope                                      34,200(b)               578,664
Comtech Telecommunications                      1,900(b)                68,723
Digi Intl                                      52,600(b)               616,998
Ditech Communications                          39,900(b)               287,679
Leap Wireless Intl                             21,000(b)               564,900
Plantronics                                    14,390                  495,304
Premiere Global Services                       70,400(b)               792,000
Sycamore Networks                              62,700(b)               211,926
UbiquiTel                                      57,200(b)               395,824
Total                                                                4,128,519

Textiles & apparel (2.2%)
Burlington Coat
  Factory Warehouse                             5,005                  165,916
Deckers Outdoor                                 9,600(b,e)             232,512
Genesco                                        19,961(b)               683,664
Hartmarx                                       76,100(b)               721,428
Jos A Bank Clothiers                            7,300(b)               287,766
K-Swiss Cl A                                    2,300                   73,830
Kellwood                                        3,112                   78,298
Quiksilver                                     68,000(b)             1,082,560
Russell                                         6,282                  117,473
Stride Rite                                     6,144                   73,052
Warnaco Group                                  27,300(b)               582,582
Wolverine World Wide                           32,300                  742,254
Total                                                                4,841,335

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
77 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - Small Cap Advantage Fund

Issuer                                        Shares                  Value(a)

Utilities -- electric (1.4%)
Aquila                                         55,583(b)              $207,880
Black Hills                                     1,557                   57,017
CH Energy Group                                 1,372                   62,014
Cleco                                           5,934                  123,961
Duquesne Light Holdings                        34,046                  647,895
El Paso Electric                               34,519(b)               692,797
Idacorp                                        38,676                1,095,305
Otter Tail                                      2,725                   69,379
PNM Resources                                   2,860                   83,340
Total                                                                3,039,588

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Utilities -- natural gas (2.7%)
Energen                                        22,786               $1,485,191
Nicor                                           4,418                  174,511
ONEOK                                          22,500                  694,125
Peoples Energy                                  4,526                  193,487
Plains Exploration &
  Production                                   11,900(b)               363,545
Quicksilver Resources                          10,400(b)               542,880
Southwestern Energy                            21,869(b)             1,526,455
UGI                                            22,178                  587,939
Western Gas Resources                          12,500                  400,875
WGL Holdings                                    3,438                  111,873
Total                                                                6,080,881

Utilities -- telephone (0.6%)
Commonwealth Telephone
  Enterprises                                  18,500(b)               966,625
General Communication Cl A                     41,270(b)               340,065
Total                                                                1,306,690

Total common stocks
(Cost: $196,314,011)                                              $218,440,372

Short-term securities (2.9%)(f)
Issuer                 Effective              Amount                  Value(a)
                         yield              payable at
                                             maturity

U.S. government agencies (0.9%)
Federal Home Loan Mtge Corp Disc Nt
   06-13-05               2.79%            $1,100,000               $1,098,894
Federal Natl Mtge Assn Disc Nt
   06-14-05               2.79                800,000                  799,134
Total                                                                1,898,028

Commercial paper (2.0%)
Citicorp
   06-01-05               3.05              4,600,000                4,599,610

Total short-term securities
(Cost: $6,498,125)                                                  $6,497,638

Total investments in securities
(Cost: $202,812,136)(h)                                           $224,938,010

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 28,2005.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At May 31, 2005, the value of foreign securities represented 0.7% of net assets.

(d) Partially pledged as initial margin deposit on the following open stock index futures contracts:

      Type of security                                               Contracts

      Purchase contracts
      Russell 2000, June 2005                                                1

(e)   At May 31, 2005, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in short-term securities and represents 0.9% of net assets. 2.0% of net assets is the Fund's cash equivalent position.

(g) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(h) At May 31, 2005, the cost of securities for federal income tax purposes was approximately $202,812,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $31,519,000
      Unrealized depreciation                                       (9,393,000)
                                                                    ----------
      Net unrealized appreciation                                  $22,126,000
                                                                   -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com.

--------------------------------------------------------------------------------
78 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

Investments in Securities

AXP VP - Strategy Aggressive Fund

May 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (92.3%)
Issuer                                        Shares                  Value(a)

Aerospace & defense (3.0%)
Alliant Techsystems                            58,700(b)            $4,208,790
Precision Castparts                            82,500                6,412,725
Rockwell Collins                              210,100               10,376,839
Total                                                               20,998,354

Automotive & related (0.5%)
Gentex                                        216,100                3,863,868

Banks and savings & loans (0.5%)
Green Hill & Co LLC                            96,900                3,457,392

Chemicals (1.5%)
Rohm & Haas                                   229,400               10,701,510

Computer hardware (3.2%)
Network Appliance                             651,700(b)            18,742,892
SanDisk                                       152,600(b)             3,981,334
Total                                                               22,724,226

Computer software & services (12.8%)
Affiliated Computer
  Services Cl A                               220,300(b)            11,396,119
Akamai Technologies                           137,400(b)             1,929,096
Autodesk                                      226,400                8,960,912
ChoicePoint                                    84,300(b)             3,309,618
DST Systems                                   115,700(b)             5,595,252
Juniper Networks                              394,312(b)            10,110,160
Mercury Interactive                           265,500(b)            11,979,360
NAVTEQ                                         78,500(b)             2,994,775
NCR                                           234,600(b)             8,593,398
Paychex                                       119,100                3,439,608
SunGard Data Systems                          246,500(b)             8,556,015
VeriSign                                      414,900(b)            13,422,015
Total                                                               90,286,328

Electronics (8.1%)
ASML Holding                                  382,100(b,c)           6,159,452
Broadcom Cl A                                 110,600(b)             3,925,194
Harman Intl Inds                               64,000                5,303,040
KLA-Tencor                                    176,900                8,033,029
Marvell Technology Group                      414,800(b,c)          16,990,208
Microchip Technology                          135,800                4,025,112
PortalPlayer                                    9,350(b)               190,086
Skyworks Solutions                            566,600(b)             3,586,578
Xilinx                                        115,700                3,210,675
Zebra Technologies Cl A                       139,000(b)             5,932,520
Total                                                               57,355,894

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Energy (7.5%)
Apache                                        121,400               $7,133,464
Chesapeake Energy                             242,400                4,961,928
EOG Resources                                 213,000               10,626,570
Peabody Energy                                266,600               12,727,484
Pioneer Natural Resources                     172,900                6,938,477
XTO Energy                                    343,100               10,677,272
Total                                                               53,065,195

Energy equipment & services (3.5%)
BJ Services                                    75,600                3,806,460
Nabors Inds                                   129,500(b,c)           7,136,745
Natl Oilwell Varco                             78,900(b)             3,550,500
Precision Drilling                            131,900(b,c)          10,408,229
Total                                                               24,901,934

Financial services (2.3%)
Alliance Data Systems                         267,200(b)            10,078,784
CapitalSource                                 315,700(b,d)           6,023,556
Total                                                               16,102,340

Health care products (17.2%)
Amylin Pharmaceuticals                        222,100(b)             3,549,158
Barr Pharmaceuticals                           78,000(b)             3,963,960
Beckman Coulter                               107,000                7,496,420
Biomet                                         91,000                3,429,790
Cooper Companies                               73,400                4,848,070
CR Bard                                       231,100               15,772,575
Eyetech Pharmaceuticals                       222,100(b)             2,849,543
Foxhollow Technologies                         65,900(b,d)           2,497,610
Gen-Probe                                     147,400(b)             5,727,964
Genzyme                                       178,900(b)            11,161,571
Gilead Sciences                               408,300(b)            16,658,639
Invitrogen                                    176,900(b)            14,033,477
Kinetic Concepts                              109,300(b)             7,022,525
MGI PHARMA                                    118,200(b)             2,742,240
OSI Pharmaceuticals                           109,800(b)             4,081,266
Sepracor                                       77,400(b)             4,702,824
Shamir Optical                                  2,070(b,c)              35,521
St. Jude Medical                              229,500(b)             9,207,540
Valeant Pharmaceuticals Intl                   74,600                1,538,998
Total                                                              121,319,691

Health care services (5.5%)
Caremark Rx                                   443,100(b)            19,788,846
Community Health Systems                      353,800(b)            12,867,706
PacifiCare Health Systems                      30,900(b)             1,941,447
Quest Diagnostics                              39,100                4,105,500
Total                                                               38,703,499

Home building (0.5%)
Lennar Cl A                                    64,600                3,747,446

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Household products (1.5%)
Church & Dwight                               302,600              $10,942,016

Industrial services (2.4%)
Cintas                                        113,200                4,569,884
Fastenal                                      217,800               12,658,536
Total                                                               17,228,420

Industrial transportation (4.4%)
CH Robinson Worldwide                         123,000                7,031,910
JB Hunt Transport Services                    802,000               16,104,160
UTI Worldwide                                 104,000(c)             7,670,000
Total                                                               30,806,070

Insurance (3.9%)
Assurant                                      161,600                5,680,240
IPC Holdings                                  101,100(c)             3,865,053
United America
  Indemnity Cl A                              222,100(b,c)           3,786,805
WellChoice                                    245,800(b)            14,035,180
Total                                                               27,367,278

Lodging & gaming (1.3%)
GTECH Holdings                                335,100                9,463,224

Media (2.1%)
EW Scripps Cl A                               144,200                7,368,620
Univision
  Communications Cl A                         186,400(b)             4,960,104
XM Satellite Radio
  Holdings Cl A                                77,400(b)             2,485,314
Total                                                               14,814,038

Multi-industry (5.6%)
Corporate Executive Board                     222,900               15,553,962
Danaher                                       222,100               12,244,373
Manpower                                      290,960               11,588,937
Total                                                               39,387,272

Restaurants (2.2%)
Starbucks                                     288,500(b)            15,795,375

Retail -- general (0.8%)
Advance Auto Parts                             96,200(b)             5,701,774

Textiles & apparel (2.0%)
Chico's FAS                                   165,200(b)             5,651,492
Coach                                         303,300(b)             8,807,832
Total                                                               14,459,324

Total common stocks
(Cost: $498,484,258)                                              $653,192,468

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
79 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - Strategy Aggressive Fund

Bond (0.3%)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount
Federal Farm Credit Bank
   03-15-06               2.50%            $2,000,000               $1,983,314

Total bond
(Cost: $1,999,422)                                                  $1,983,314

Short-term securities (6.0%)(e)
Issuer                 Effective              Amount                  Value(a)
                         yield              payable at
                                             maturity

U.S. government agencies (2.1%)
Federal Home Loan Mtge Corp Disc Nt
   06-21-05               2.97%           $10,000,000               $9,982,733
Federal Natl Mtge Assn Disc Nt
   07-20-05               2.90              5,000,000                4,979,926
Total                                                               14,962,659

Short-term securities (continued)
Issuer                 Effective              Amount                  Value(a)
                         yield              payable at
                                             maturity

Commercial paper (3.9%)
Barton Capital
   06-01-05               3.06%           $17,000,000              $16,998,555
Kredietbank NA Finance
   07-01-05               3.04              5,200,000                5,186,433
Societe Generale North America
   06-27-05               3.04              5,000,000                4,988,638
Total                                                               27,173,626

Total short-term securities
(Cost: $42,138,795)                                                $42,136,285

Total investments in securities
(Cost: $542,622,475)(f)                                           $697,312,067

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2005.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At May 31, 2005, the value of foreign securities represented 7.9% of net assets.

(d)   At May 31, 2005, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 0.9% of net assets. 5.1% of net assets is the Fund's cash equivalent position.

(f) At May 31, 2005, the cost of securities for federal income tax purposes was approximately $542,622,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $174,115,000
      Unrealized depreciation                                      (19,425,000)
                                                                   -----------
      Net unrealized appreciation                                 $154,690,000
                                                                  ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com.

--------------------------------------------------------------------------------
80 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

Investments in Securities

AXP VP - Threadneedle Emerging Markets Fund

May 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (89.6%)(c)
Issuer                                        Shares                  Value(a)

Argentina (0.8%)

Home building
IRSA Inversiones y
  Representaciones GDR                         88,035(b)            $1,096,036

Brazil (7.4%)

Energy (3.9%)
Petroleo Brasileiro ADR                       120,626                5,054,229

Metals (3.5%)
Cia Vale do Rio Doce ADR                      184,770                4,560,124

China (3.3%)

Energy (1.1%)
CNOOC                                       2,671,000                1,464,537

Insurance (1.3%)
China Life Insurance Cl H                   2,367,000(b)             1,548,825

Telecom equipment & services (0.9%)
China Telecom Cl H                          3,484,000                1,212,230

Czechoslovakia
  Federated Republic (1.4%)

Health care products
Zentiva                                        52,650                1,758,998

Egypt (0.9%)

Telecom equipment & services
Orascom Telecom
  Holding GDR                                  26,104(d)             1,109,420

Hong Kong (2.9%)

Retail -- general
Esprit Holdings                               197,000                1,407,304
Giordano Intl                               2,644,000                1,731,463
Sa Sa Intl Holdings                         1,318,000                  609,062
Total                                                                3,747,829

Hungary (2.9%)

Banks and savings & loans (1.4%)
OTP Bank                                       59,138                1,835,203

Health care products (1.5%)
Gedeon Richter                                 15,240                1,987,700

India (6.0%)

Banks and savings & loans (1.6%)
ICICI Bank ADR                                 53,998                1,049,181
State Bank of India GDR                        24,938                  985,051
Total                                                                2,034,232

Beverages & tobacco (1.1%)
ITC                                            40,028                1,462,264

Common stocks (continued)
Issuer                                        Shares                  Value(a)

India (cont.)

Building materials & construction (0.4%)
Grasim Inds GDR                                19,841(d)              $515,866

Computer software & services (1.8%)
Infosys Technologies                           43,099                2,219,217

Energy (1.1%)
Oil & Natural Gas                              70,675                1,488,362

Indonesia (1.0%)

Banks and savings & loans
Bank Rakyat Indonesia                       4,071,500                1,238,229

Israel (4.9%)

Chemicals (1.3%)
Makhteshin-Agan Inds                          269,398                1,631,268

Computer software & services (0.9%)
Check Point Software
  Technologies                                 53,464(b)             1,214,167

Electronics (0.5%)
Lipman Electronic Engineering                  21,649                  702,077

Health care products (2.2%)
Teva Pharmaceutical Inds ADR                   84,891                2,832,813

Malaysia (1.1%)

Leisure time & entertainment
Resorts World                                 565,500                1,433,305

Mexico (10.6%)

Beverages & tobacco (1.9%)
Grupo Modelo Series C                         831,400                2,516,014

Cellular telecommunications (2.2%)
America Movil ADR Series L                     49,686                2,816,202

Home building (0.6%)
Urbi Desarrollos Urbanos                      154,900(b)               842,437

Media (1.0%)
Grupo Televisa ADR                             22,335                1,340,100

Metals (0.6%)
Hylsamex Cl B                                 216,301                  779,212

Multi-industry (1.1%)
Grupo Financiero
  Banorte Cl O                                212,336                1,414,728

Real estate (1.3%)
Consorcio ARA                                 508,500                1,643,518

Retail -- general (1.9%)
Wal-Mart de Mexico
  Series V                                    647,206                2,453,453

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Netherlands (0.9%)

Beverages & tobacco
Efes Breweries Intl GDR                        38,758(b,d)          $1,172,042

Philippine Islands (0.8%)

Utilities -- telephone
Philippine Long
  Distance Telephone                           36,370                  984,965

Poland (0.9%)

Media
TVN                                            87,335(b)             1,180,069

Russia (6.2%)

Energy (2.2%)
LUKOIL ADR                                     80,758                2,806,341

Precious metals (1.0%)
Mining and Metallurgical
  Co Norilsk Nickel ADR                        22,111                1,289,071

Utilities -- telephone (3.0%)
Mobile Telesystems ADR                        111,660                3,919,266

South Africa (10.2%)

Banks and savings & loans (3.0%)
ABSA Group                                    198,753                2,417,713
Standard Bank Group                           174,809                1,593,704
Total                                                                4,011,417

Energy equipment & services (2.5%)
Sasol                                         130,546                3,236,568

Precious metals (1.5%)
Impala Platinum Holdings                       22,375                1,882,759

Retail -- general (0.9%)
Massmart Holdings                             180,960                1,125,265

Telecom equipment & services (2.3%)
MTN Group                                     312,549                2,065,953
Telkom                                         57,160                  934,854
Total                                                                3,000,807

South Korea (12.6%)

Automotive & related (1.0%)
Hyundai Motor                                  23,889                1,335,362
Hyundai Motor GDR                                   3(d)                    85
Total                                                                1,335,447

Banks and savings & loans (0.9%)
Kookmin Bank                                   28,030                1,228,502

Electronics (6.1%)
Samsung Electronics                            16,358                7,887,997

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
81 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - Threadneedle Emerging Markets Fund

Issuer                                        Shares                  Value(a)

South Korea (cont.)

Engineering & construction (1.1%)
Hyundai Development                            69,080               $1,454,284

Metals (1.0%)
POSCO                                           7,159                1,275,377

Retail -- general (1.5%)
Shinsegae                                       5,796                1,962,870

Utilities -- electric (1.0%)
Korea Electric Power                           43,860                1,289,592

Taiwan (11.1%)

Banks and savings & loans (1.6%)
Chinatrust Financial Holding                1,065,136                1,197,009
E.Sun Financial Holding                     1,065,000                  863,646
Taishin Financial Holdings                        808                      697
Total                                                                2,061,352

Computer hardware (1.9%)
Asustek Computer                              418,800                1,152,861
Hon Hai Precision Industry                    274,000                1,434,513
Total                                                                2,587,374

Electronics (5.0%)
Acer                                          786,584                1,488,774
AU Optronics                                  455,000                  752,462
Taiwan Semiconductor Mfg                    2,442,340                4,404,930
Total                                                                6,646,166

Common stocks (continued)
Issuer                                        Shares                  Value(a)

Taiwan (cont.)

Insurance (1.7%)
Cathay Financial Holding                    1,124,000               $2,143,411

Textiles & apparel (0.9%)
Far Eastern Textile                         1,486,000                1,113,644

Thailand (3.6%)

Banks and savings & loans (2.3%)
Bangkok Bank                                  599,300                1,706,573
Kasikornbank                                  861,100                1,255,879
Total                                                                2,962,452

Energy equipment & services (0.6%)
PTT Public                                    169,800                  823,704

Utilities -- telephone (0.7%)
Advanced Info Service                         376,000                  863,292

Turkey (--%)

Beverages & tobacco
Anadolu Efes Biracilik ve
  Malt Sanayil                                      1                       13

Total common stocks
(Cost: $109,262,959)                                              $116,196,642

Preferred stocks (4.0%)(c)
Issuer                                        Shares                  Value(a)

Brazil
Banco Bradesco                                 69,886               $2,248,771
Banco Itau Holding Financeira                  16,618                2,920,104
Total                                                                5,168,875

Total preferred stocks
(Cost: $4,793,022)                                                  $5,168,875

Short-term securities (5.1%)
Issuer                 Effective              Amount                  Value(a)
                         yield              payable at
                                             maturity

U.S. government agencies (2.0%)
Federal Home Loan Bank Disc Nt
   07-29-05               3.18%            $1,800,000               $1,790,662
Federal Natl Mtge Assn Disc Nt
   06-22-05               2.74                800,000                  798,661
Total                                                                2,589,323

Commercial paper (3.1%)
Citicorp
   06-01-05               3.05              4,000,000                3,999,661

Total short-term securities
(Cost: $6,589,754)                                                  $6,588,984

Total investments in securities
(Cost: $120,645,735)(e)                                           $127,954,501

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual report dated Feb. 28, 2005.

(b)   Non-income producing.

(c)   Foreign security values are stated in U.S. dollars.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, the value of these securities amounted to $2,797,413 or 2.2% of net assets.

(e) At May 31, 2005, the cost of securities for federal income tax purposes was approximately $120,646,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $ 8,951,000
      Unrealized depreciation                                       (1,642,000)
                                                                    ----------
      Net unrealized appreciation                                  $ 7,309,000
                                                                   -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com.

--------------------------------------------------------------------------------
82 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

Investments in Securities

AXP VP - Threadneedle International Fund

May 31, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (97.0%)(c)
Issuer                                        Shares                 Value(a)

Australia (1.7%)

Financial services (0.4%)
Lend Lease                                    453,238              $4,174,957

Metals (1.1%)
BHP Billiton                                  925,623              11,604,318

Precious metals (0.2%)
Newcrest Mining                               252,107               2,523,385

Austria (0.6%)

Building materials & construction
Wienerberger                                  154,827               6,861,826

Belgium (0.9%)

Food (0.5%)
Colruyt                                        36,833               5,341,789

Telecom equipment & services (0.4%)
Belgacom                                      135,540               4,637,319

Brazil (1.3%)

Energy (0.5%)
Petroleo Brasileiro ADR                       127,718               5,351,384

Metals (0.8%)
Cia Vale do Rio Doce ADR                      346,800               8,559,024

Denmark (1.1%)

Industrial transportation
AP Moller - Maersk                              1,385              12,526,513

Finland (1.2%)

Energy (0.6%)
Neste Oil                                     311,988(b)            6,968,371

Telecom equipment & services (0.6%)
Nokia                                         374,900               6,305,814

France (6.4%)

Energy (2.3%)
Total                                         119,213(d)           26,511,742

Health care services (0.9%)
Essilor Intl                                  139,449(d)            9,557,482

Insurance (1.6%)
AXA                                           704,085              17,186,341

Machinery (0.8%)
Schneider Electric                            117,117               8,611,230

Multi-industry (0.8%)
Neopost                                       103,866               9,273,113

Common stocks (continued)
Issuer                                        Shares                 Value(a)

Germany (6.6%)

Automotive & related (1.1%)
Continental                                   177,526             $12,572,646

Banks and savings & loans (0.7%)
Hypo Real Estate Holding                      191,448               7,539,835

Computer hardware (0.7%)
Wincor Nixdorf                                 93,637               8,064,500

Health care products (0.8%)
Celesio                                       105,738               8,662,690

Insurance (0.7%)
Allianz                                        66,886               7,875,488

Utilities -- electric (1.4%)
E.ON                                          170,335              14,787,964

Utilities -- telephone (1.2%)
Deutsche Telekom                              705,729              13,115,683

Hong Kong (2.6%)

Financial services (1.4%)
Cheung Kong Holdings                          610,000               5,548,286
Sun Hung Kai Properties                     1,010,000               9,612,518
Total                                                              15,160,804

Multi-industry (0.5%)
Swire Pacific Cl A                            690,000               5,882,275

Real estate (0.4%)
New World Development                       4,033,400               4,208,140

Retail -- general (0.3%)
Esprit Holdings                               486,000               3,471,827

Hungary (0.5%)

Banks and savings & loans
OTP Bank                                      193,555               6,006,507

Ireland (1.7%)

Banks and savings & loans (0.9%)
Allied Irish Banks                            301,661               6,289,083
Anglo Irish Bank                              372,655               4,412,521
Total                                                              10,701,604

Building materials & construction (0.8%)
CRH                                           333,919               8,445,609

Italy (4.2%)

Banks and savings & loans (0.7%)
Banco Popolare di
  Verona e Novara                             407,316(d)            7,382,745

Energy (2.2%)
Eni                                           955,936              24,482,657

Common stocks (continued)
Issuer                                        Shares                 Value(a)

Italy (cont.)

Telecom equipment & services (0.7%)
FastWeb                                       184,881(b)           $8,072,957

Utilities -- electric (0.6%)
Enel                                          779,291               7,010,036

Japan (19.4%)

Automotive & related (1.8%)
Honda Motor                                   110,600               5,443,947
Toyota Motor                                  398,500              14,165,742
Total                                                              19,609,689

Banks and savings & loans (1.7%)
ACOM                                           83,000               5,312,496
Bank of Kyoto                                 123,000               1,032,029
Mitsubishi Tokyo
  Financial Group                               1,133               9,364,296
Sumitomo Mitsui
  Financial Group                                 466               3,011,379
Total                                                              18,720,200

Building materials & construction (1.2%)
Asahi Glass                                   400,000               4,310,664
Nishimatsu Construction                     1,649,000               5,560,381
Okumura                                       628,000               3,382,516
Total                                                              13,253,561

Cellular telecommunications (0.4%)
NTT DoCoMo                                      2,946               4,418,784

Chemicals (0.9%)
Shin-Etsu Chemical                             47,400               1,748,392
Showa Denko                                   764,000               1,810,157
Sumitomo Chemical                           1,336,000               6,253,142
Total                                                               9,811,691

Computer software & services (0.7%)
Net One Systems                                   398               1,091,874
Nintendo                                       32,700               3,463,594
NIWS                                              146                 195,503
Nomura Research Institute                      32,900               3,110,367
Total                                                               7,861,338

Electronics (1.8%)
eAccess                                         3,730               2,406,939
Keyence                                        26,350               5,757,184
Murata Mfg                                     48,100               2,441,802
NEC                                           591,000               3,271,321
Pioneer                                       197,700               3,257,809
Victor Company of Japan                       421,000               3,290,979
Total                                                              20,426,034

Energy (0.5%)
Nippon Oil                                    808,000               5,270,029

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
83 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - Threadneedle International Fund

Issuer                                        Shares                 Value(a)

Japan (cont.)

Engineering & construction (0.4%)
Daiwa House Industry                          434,000              $4,784,961

Financial services (1.0%)
Nomura Holdings                               437,000               5,506,243
Sumitomo Trust & Banking                      600,000               3,548,943
TOC                                           645,750               2,479,633
Total                                                              11,534,819

Health care products (1.1%)
Chugai Pharmaceutical                         319,400               4,718,109
Sankyo                                        130,100               2,645,504
Yamanouchi Pharmaceutical                     125,900               4,483,051
Total                                                              11,846,664

Home building (0.6%)
Daito Trust Construction                      177,300               6,661,479

Industrial transportation (0.1%)
Tokyu                                         218,000                 968,114

Insurance (0.5%)
Mitsui Sumitomo Insurance                     251,000               2,281,377
T&D Holdings                                   60,300               3,020,285
Total                                                               5,301,662

Machinery (1.6%)
Amada                                         774,000               5,255,719
Hoya                                           27,200               3,028,301
Kurita Water Inds.                            286,200               4,253,671
SMC                                            36,000               3,809,578
Takuma                                        212,000               1,470,344
Total                                                              17,817,613

Media (0.8%)
Nippon Telegraph &
  Telephone                                       877               3,578,285
Toppan Printing                               560,000               5,692,224
Total                                                               9,270,509

Metals (0.9%)
Mitsui Mining & Smelting                    1,268,000               5,491,452
Nippon Steel                                1,938,000               4,505,540
Total                                                               9,996,992

Miscellaneous (0.2%)
Mitsubishi Logistics                          212,000               2,021,958

Multi-industry (0.7%)
Canon                                         140,300               7,587,105

Paper & packaging (0.4%)
Nippon Paper Group                              1,264               4,912,915

Real estate (0.5%)
Mitsui Fudosan                                509,000               5,666,200

Retail -- general (0.9%)
Komeri                                        192,700               4,931,806
Marui                                         333,900               4,633,421
Total                                                               9,565,227

Common stocks (continued)
Issuer                                        Shares                 Value(a)

Japan (cont.)

Textiles & apparel (0.4%)
ONWARD Kashiyama                              342,000              $4,158,330

Utilities -- electric (0.3%)
Tokyo Electric Power                          140,000               3,278,593

Mexico (0.6%)

Retail -- general
Wal-Mart de Mexico
  Series V                                  1,647,125               6,243,983

Netherlands (2.5%)

Energy (0.9%)
Royal Dutch Petroleum                         174,079              10,166,336

Food (1.6%)
Royal Numico                                  288,018(b)           11,484,564
Unilever                                       83,712               5,550,116
Total                                                              17,034,680

Russia (0.6%)

Utilities -- telephone
Mobile Telesystems ADR                        173,719               6,097,537

Singapore (1.4%)

Banks and savings & loans (0.9%)
DBS Group Holdings                          1,167,000               9,718,943

Real estate (0.5%)
City Developments                           1,382,000               5,666,707

South Korea (2.3%)

Banks and savings & loans (0.5%)
Kookmin Bank                                  137,690               6,034,695

Electronics (1.4%)
Samsung Electronics                            31,220              15,054,605

Metals (0.4%)
POSCO                                          24,331               4,334,573

Spain (4.8%)

Banks and savings & loans (2.6%)
Banco Bilbao Vizcaya
  Argentaria                                  751,523              11,784,741
Banco Santander
  Central Hispano                           1,452,141              16,589,045
Total                                                              28,373,786

Computer software & services (0.9%)
Indra Sistemas                                554,903              10,141,682

Utilities -- electric (1.3%)
Iberdrola                                     559,199              14,264,253

Sweden (1.3%)

Beverages & tobacco (0.8%)
Swedish Match                                 786,600               9,018,948

Common stocks (continued)
Issuer                                        Shares                 Value(a)

Sweden (cont.)

Telecom equipment & services (0.5%)
Telefonaktiebolaget LM
  Ericsson Cl B                             1,861,633              $5,857,324

Switzerland (8.8%)

Banks and savings & loans (1.9%)
UBS                                           274,878              21,233,495

Chemicals (0.9%)
Syngenta                                      100,648(b)           10,406,822

Food (1.2%)
Nestle                                         48,397              12,740,804

Health care products (4.3%)
Nobel Biocare Holding                          48,635               9,697,759
Roche Holding                                 301,066              37,930,102
Total                                                              47,627,861

Retail -- general (0.5%)
Swatch Group Cl B                              40,498               5,357,503

Taiwan (2.2%)

Banks and savings & loans (1.2%)
Chinatrust
  Financial Holding                        11,801,619              13,262,756

Electronics (1.0%)
Taiwan Semiconductor Mfg                    6,225,162              11,227,513

Thailand (0.3%)

Banks and savings & loans
Bangkok Bank                                1,242,100               3,537,017

United Kingdom (24.0%)

Aerospace & defense (0.7%)
Rolls-Royce Group                           1,556,981(b)            7,676,231
Rolls-Royce Group Cl B                    103,719,900                 193,160
Total                                                               7,869,391

Airlines (0.5%)
British Airways                             1,050,886(b)            5,234,221

Banks and savings & loans (3.0%)
Barclays                                      502,713               4,763,635
Royal Bank of
  Scotland Group                              191,162               5,608,722
Standard Chartered Bank                     1,249,447              22,633,100
Total                                                              33,005,457

Beverages & tobacco (0.3%)
Gallaher Group                                237,908               3,664,429

Building materials & construction (0.4%)
BPB                                           520,772               4,850,947

Cellular telecommunications (2.6%)
O2                                          2,672,060(b)            6,189,954
Vodafone Group                              9,109,443              22,930,792
Total                                                              29,120,746

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
84 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

AXP VP - Threadneedle International Fund

Issuer                                        Shares                 Value(a)

United Kingdom (cont.)

Computer software & services (0.6%)
ARM Holdings                                3,214,358              $6,325,503

Energy (1.7%)
BP                                          1,267,788              12,714,129
Shell Transport & Trading                     720,980               6,262,998
Total                                                              18,977,127

Financial services (2.2%)
3i Group                                      583,420               7,328,506
HSBC Holdings                                 523,135               8,272,031
Land Securities Group                         348,583               9,041,557
Total                                                              24,642,094

Health care products (1.9%)
GlaxoSmithKline                               845,588              20,925,985

Insurance (2.4%)
Friends Provident                           2,260,991               7,173,450
Prudential                                  2,160,630              19,168,955
Total                                                              26,342,405

Leisure time & entertainment (1.3%)
Carnival                                      255,769              14,000,964

Metals (0.5%)
Xstrata                                       335,012               6,001,618

Restaurants (0.7%)
Enterprise Inns                               547,272               7,724,361

 Common stocks (continued)

Issuer                                        Shares                 Value(a)

United Kingdom (cont.)

Retail -- general (0.8%)
GUS                                           600,434              $9,244,418

Retail -- grocery (3.1%)
Tesco                                       4,203,768              23,930,028
Wm Morrison
  Supermarkets                              2,810,545               9,657,435
Total                                                              33,587,463

Utilities -- natural gas (1.3%)
BG Group                                    1,875,619              14,202,238

Total common stocks
(Cost: $961,963,358)                                           $1,073,304,232

Preferred stock & other (1.4%)(c)
Issuer                                        Shares                 Value(a)

Germany (1.4%)
Porsche                                        21,950             $15,261,589

Singapore (--%)
City Development
  Warrants                                    138,200(b)              356,592

Total preferred stock & other
(Cost: $12,116,644)                                               $15,618,181

Short-term securities (5.7%)(e)
Issuer                 Effective              Amount                  Value(a)
                         yield              payable at
                                             maturity

U.S. government agencies (4.4%)
Federal Home Loan Mtge Corp Disc Nts
  06-13-05                2.79%            $5,600,000              $5,594,371
  06-30-05                2.97             13,800,000              13,765,960
  07-01-05                2.97                900,000                 897,706
Federal Natl Mtge Assn Disc Nts
  06-01-05                2.69              5,700,000               5,699,574
  06-02-05                2.76              2,200,000               2,199,663
   06-14-05               2.79              5,000,000               4,994,587
   07-20-05               2.90             15,200,000              15,138,975
Total                                                              48,290,836

Commercial paper (1.3%)
Nieuw Amsterdam
  06-20-05                3.04              5,000,000               4,991,584
Park Avenue Receivables
   06-08-05               3.02              9,900,000               9,893,356
Total                                                              14,884,940

Total short-term securities
(Cost: $63,177,482)                                               $63,175,776

Total investments in securities
(Cost: $1,037,257,484)(f)                                      $1,152,098,189

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2005.

(b)    Non-income producing.

(c)    Foreign security values are stated in U.S. dollars.

(d)    At May 31, 2005, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 4.1% of net assets. 1.6% of net assets is the Fund's cash equivalent position.

(f) At May 31, 2005, the cost of securities for federal income tax purposes was approximately $1,037,257,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation                                   $137,389,000
       Unrealized depreciation                                    (22,548,000)
                                                                  -----------
       Net unrealized appreciation                               $114,841,000
                                                                 ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com.

--------------------------------------------------------------------------------
85 -- AXP VARIABLE PORTFOLIO FUNDS -- PORTFOLIO HOLDINGS AT MAY 31, 2005

                                                              S-6466-80 C (7/05)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP Variable Portfolio - Investment Series, Inc.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          July 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          July 29, 2005


By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          July 29, 2005